Document and Entity Information	6 Months Ended
Aug. 04, 2013
Document and Entity Information
Entity Registrant Name	HD SUPPLY, INC.
Entity Central Index Key	0001465264
Document Type	S-4
Document Period End Date	Aug 4, 2013
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Jan. 29, 2012	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Net Sales	$ 2,257	$ 1,994	$ 2,146	$ 2,059	$ 1,836	$ 1,652	$ 1,893	$ 1,875	$ 1,608	$ 4,325	$ 3,895	$ 8,035	$ 7,028	$ 6,449
Cost of sales	1,596			1,465						3,066	2,778	5,715	5,014	4,608
Gross Profit	661	587	616	594	523	486	535	533	460	1,259	1,117	2,320	2,014	1,841
Operating expenses:
Selling, general and administrative	450			408						889	805	1,661	1,532	1,455
Depreciation and amortization	61			83						120	166	336	327	341
Total operating expenses	511			491						1,009	971	2,149	1,859	1,804
Operating Income	150			103						250	146	171	155	37
Interest expense	144			158						291	324	658	639	623
Loss on extinguishment & modification of debt	46									87	220
Other (income) expense, net	20									20				(6)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(60)			(55)						(148)	(398)	(1,196)	(484)	(585)
Provision (benefit) for income taxes	12			1						55	34	3	79	28
Income (Loss) from Continuing Operations	(72)	(714)	(53)	(56)	(376)	(167)	(119)	(108)	(169)	(203)	(432)	(1,199)	(563)	(613)
Income from discontinued operations, net of tax											16	20	20	(6)
Net Income (Loss)	(72)	(713)	(50)	(56)	(360)	(173)	(105)	(101)	(164)	(203)	(416)	(1,179)	(543)	(619)
Other comprehensive income - foreign currency translation adjustment	(3)			(3)						(4)			(1)	9
Total Comprehensive Income (Loss)	$ (75)			$ (59)						$ (207)	$ (416)	$ (1,179)	$ (544)	$ (609)

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jul. 29, 2012	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Current assets:
Cash and cash equivalents	$ 109	$ 141	$ 90	$ 111	$ 292	$ 539
Cash equivalents restricted for debt redemption		936
Receivables, less allowance for doubtful accounts of $22 and $23	1,221	1,008		1,002
Inventories	1,108	987		1,108
Deferred tax asset	3	42		58
Other current assets	47	49		47
Total current assets	2,488	3,163		2,326
Property and equipment, net	401	395		398
Goodwill	3,139	3,138		3,151	3,150	3,149
Intangible assets, net	406	473		735
Other assets	153	165		128
Total assets	6,587	7,334		6,738	7,089
Current liabilities:
Accounts payable	815	693		714
Accrued compensation and benefits	116	160		140
Current installments of long-term debt	10	899		82
Other current liabilities	266	291		378
Total current liabilities	1,207	2,043		1,314
Long-term debt, excluding current installments	5,678	6,430		5,380
Deferred tax liabilities	111	104		111
Other liabilities	344	348		361
Total liabilities	7,340	8,925		7,166
Stockholder's equity (deficit):
Common stock, par value $0.01; 1,000 shares authorized; 1,000 shares issued and outstanding at August 4, 2013 and February 3, 2013
Paid-in capital	3,741	2,696		2,680
Accumulated deficit	(4,488)	(4,285)		(3,106)
Accumulated other comprehensive loss	(6)	(2)		(2)
Total stockholder's equity (deficit)	(753)	(1,591)		(428)	96	688
Total liabilities and stockholder's equity (deficit)	$ 6,587	$ 7,334		$ 6,738

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012
CONSOLIDATED BALANCE SHEETS
Receivables, allowance for doubtful accounts (in dollars)	$ 22	$ 23	$ 32
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000	1,000	1,000
Common stock, shares issued	1,000	1,000	1,000
Common stock, shares outstanding	1,000	1,000	1,000

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (203)	$ (416)	$ (1,179)	$ (543)	$ (619)
Reconciliation of net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	122	170	342	350	369
Provision for uncollectibles	2	3	4	13	12
Non-cash interest expense	16	51	123	183	259
Payment of PIK interest & discounts upon extinguishment of debt	(364)		(502)
Loss on extinguishment & modification of debt	87	220
Stock-based compensation expense	8	10	16	20	17
Deferred income taxes	45	26	(2)	76	20
Gain on sale of a business		(9)	(12)	(9)
Changes in assets and liabilities:
(Increase) decrease in receivables	(221)	(200)	(102)	(170)	(61)
(Increase) decrease in inventories	(125)	(200)	(177)	(149)	2
(Increase) decrease in other current assets	(2)	(2)	(11)	(3)	231
(Increase) decrease in other assets		2	1		1
Increase (decrease) in accounts payable and accrued liabilities	52	17	(46)	58	312
Increase (decrease) in other long-term liabilities	6	4	4	3	9
Net cash provided by (used in) operating activities	(577)	(324)	(681)	(165)	551
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(64)	(52)	(115)	(115)	(49)
Proceeds from sales of property and equipment	5	2	17	4	4
Proceeds from sale of investments	936		985	21
Proceeds from sale of a business		464	481	128
(Payment) settlement for acquisition of a business, net of cash acquired	2	(196)	(248)	(21)
Other investing activities		(3)	1
Net cash provided by (used in) investing activities	879	215	(800)	(6)	(45)
CASH FLOWS FROM FINANCING ACTIVITIES:
Equity contribution from parent	1,038
Borrowings of long-term debt	79	2,817	6,365
Repayments of long-term debt	(1,619)	(3,288)	(5,024)	(10)	(40)
Borrowings on long-term revolver debt	520	1,004	1,301	1,053	178
Repayments on long-term revolver debt	(320)	(372)	(1,001)	(1,053)	(860)
Debt issuance and modification fees	(34)	(73)	(132)		(34)
Other financing activities	3		2
Net cash provided by (used in) financing activities	(333)	88	1,511	(10)	(755)
Effect of exchange rates on cash and cash equivalents	(1)				2
Increase (decrease) in cash and cash equivalents	(32)	(21)	30	(181)	(247)
Cash and cash equivalents at beginning of period	141	111	111	292	539
Cash and cash equivalents at end of period	$ 109	$ 90	$ 141	$ 111	$ 292

NATURE OF BUSINESS AND BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
NATURE OF BUSINESS AND BASIS OF PRESENTATION
NATURE OF BUSINESS AND BASIS OF PRESENTATION

NOTE 1—NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business

        HD Supply Holdings, Inc. ("Holdings") indirectly owns all of the outstanding common stock of HD Supply, Inc. ("HDS", "HD Supply" or the "Company").

        HD Supply is one of the largest industrial distribution companies in North America. The Company specializes in three distinct market sectors: Maintenance, Repair & Operations; Infrastructure & Power; and Specialty Construction. Through over 600 locations across 46 U.S. states and 9 Canadian provinces, the Company serves these markets with an integrated go-to-market strategy. HD Supply has approximately 15,000 associates delivering localized, customer-tailored products, services and expertise. The Company serves approximately 500,000 customers, which include contractors, government entities, maintenance professionals, home builders and industrial businesses. HD Supply's broad range of end-to-end product lines and services include over one million stock-keeping units ("SKUs") of quality, name-brand and proprietary-brand products as well as value-add services supporting the entire life-cycle of a project from infrastructure and construction to maintenance, repair and operations.

        HD Supply is managed primarily on a product line basis and reports results of operations in four reportable segments. The reportable segments are Facilities Maintenance, Waterworks, Power Solutions, and White Cap. Other operating segments include Crown Bolt, Repair & Remodel, Creative Touch Interiors ("CTI"), and HD Supply Canada. In addition, the consolidated financial statements include Corporate, which is comprised of enterprise-wide functional departments.

Initial Public Offering

        On June 26, 2013, Holdings' Registration Statement (File No. 333-187872) was declared effective by the U.S. Securities and Exchange Commission (the "SEC") for an initial public offering of its common stock, par value $0.01 per share ("Common Stock"). Holdings registered the offering and sale of 53,191,489 shares of Common Stock and an additional 7,978,723 shares of Common Stock to be sold to the underwriters pursuant to their over-allotment option at a price of $18.00 per share. On July 2, 2013, Holdings completed the offering of 61,170,212 shares of Common Stock at a price of $18.00 per share, for an aggregate offering price of $1,038 million, net of underwriters' discounts and commissions and paid and unpaid offering expenses of approximately $17 million (including the payment to the Equity Sponsors, as defined below, of a transaction fee of approximately $11 million). As of August 4, 2013, approximately $14 million of offering expenses have been paid. The net proceeds of $1,038 million were contributed by Holdings to HDS as an equity contribution.

        The net proceeds from the initial public offering were used to (1) redeem all $950 million of HDS's outstanding 10.50% Senior Subordinated Notes due 2021 (the "January 2013 Senior Subordinated Notes"), including the payment of a $29 million redemption premium and $29 million of accrued interest through the redemption date (See Note 4, Debt), and (2) pay related fees and expenses, including the payment to the Equity Sponsors, as defined below, of an aggregate fee to terminate the consulting agreements of approximately $18 million (See Note 3, Related Parties). The remaining net proceeds were used for general corporate purposes.

Basis of Presentation

        The consolidated financial statements have been prepared pursuant to the rules and regulations of the SEC that permit reduced disclosure for interim periods. The consolidated balance sheet as of February 3, 2013 was derived from audited financial statements, but does not include all necessary disclosures required by accounting principles generally accepted in the United States of America ("GAAP"). Certain amounts in prior-period financial statements have been reclassified to conform to the current period's presentation.

        In management's opinion, the unaudited financial information for the interim periods presented includes all adjustments necessary for a fair statement of the results of operations, financial position, and cash flows. All adjustments are of a normal recurring nature unless otherwise disclosed. Revenues, expenses, assets and liabilities can vary during each quarter of the year. Therefore, the results and trends in these interim financial statements may not be the same as those for the full year. For a more complete discussion of the Company's significant accounting policies and other information, you should read this report in conjunction with HD Supply's financial statements for the year ended February 3, 2013, which includes all disclosures required by GAAP, included in the Company's prospectus filed with the SEC pursuant to Rule 424(b) on June 28, 2013, relating to its initial public offering.

Fiscal Year

        HD Supply's fiscal year is a 52- or 53-week period ending on the Sunday nearest to January 31. Fiscal year ending February 2, 2014 ("fiscal 2013") includes 52 weeks and fiscal year ending February 3, 2013 ("fiscal 2012") included 53 weeks. The three months ended August 4, 2013 and July 29, 2012 both included 13 weeks and the six months ended August 4, 2013 and July 29, 2012 both included 26 weeks.

Principles of Consolidation

        The consolidated financial statements of HD Supply, Inc. present the results of operations, financial position and cash flows of HD Supply, Inc. and its wholly-owned subsidiaries. All material intercompany balances and transactions are eliminated. Results of operations of businesses acquired are included from their respective dates of acquisition. The results of operations of all discontinued operations have been separately reported as discontinued operations for all periods presented.

Estimates

        Management has made a number of estimates and assumptions relating to the reporting of assets and liabilities, the disclosure of contingent assets and liabilities, and reported amounts of revenues and expenses in preparing these consolidated financial statements in conformity with GAAP. Actual results could differ from these estimates.

Self-Insurance

        HD Supply has a high deductible insurance program for most losses related to general liability, product liability, environmental liability, automobile, workers' compensation, and is self-insured for medical claims and certain legal claims. The expected ultimate cost for claims incurred as of the balance sheet date is not discounted and is recognized as a liability. Self-insurance losses for claims filed and claims incurred but not reported are accrued based upon estimates of the aggregate liability for uninsured claims using loss development factors and actuarial assumptions followed in the insurance industry and historical loss development experience. At August 4, 2013 and February 3, 2013, self-insurance reserves totaled approximately $93 million and $94 million, respectively.

NOTE 1—NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

        HD Supply, Inc. (the "Company" or "HD Supply"), a wholly-owned subsidiary of HD Supply Holdings, Inc., is one of the largest industrial distribution companies in North America. With a diverse portfolio of industry-leading businesses, the Company provides a broad range of products and services to more than 500,000 professional customers in the infrastructure and energy, maintenance, repair and improvement, and specialty construction markets.

        The Company provides an expansive offering of approximately one million stock-keeping units ("SKUs") of quality, name-brand and propriety-brand products at competitive prices. Through approximately 635 locations across 46 states and 9 Canadian provinces, HD Supply provides localized, customer-driven services including jobsite delivery, will call or direct-ship options, diversified logistics and innovative solutions that contribute to its customers' success.

        HD Supply is managed primarily on a product line basis and reports results of operations in four reportable segments. The reportable segments are Facilities Maintenance, Waterworks, Power Solutions, and White Cap. Other operating segments include Crown Bolt, Repair & Remodel, Creative Touch Interiors ("CTI"), and HD Supply Canada. In addition, the consolidated financial statements include Corporate, which includes enterprise-wide functional departments.

Principles of Consolidation

        The consolidated financial statements present the results of operations, financial position and cash flows of HD Supply, Inc. and its wholly-owned subsidiaries. All material intercompany balances and transactions are eliminated. Results of operations of businesses acquired are included from their respective dates of acquisition. The assets, liabilities, and results of operations of all discontinued operations have been separately reported as discontinued operations for all periods presented. Certain amounts in prior-period financial statements have been reclassified to conform to the current period's presentation.

Fiscal Year

        HD Supply's fiscal year is a 52- or 53-week period ending on the Sunday nearest to January 31. Fiscal year ended February 3, 2013 ("fiscal 2012") includes 53 weeks. Fiscal years ended January 29, 2012 ("fiscal 2011") and January 30, 2011 ("fiscal 2010") both include 52 weeks.

Estimates

        Management has made a number of estimates and assumptions relating to the reporting of assets and liabilities, the disclosure of contingent assets and liabilities, and reported amounts of revenues and expenses in preparing these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Actual results could differ from these estimates.

Cash and Cash Equivalents

        HD Supply considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents.

Allowance for Doubtful Accounts

        Accounts receivable are evaluated for collectability based on numerous factors, including past transaction history with customers, their credit worthiness, and an assessment of lien and bond rights. An allowance for doubtful accounts is estimated as a percentage of aged receivables. This estimate is periodically adjusted when management becomes aware of a specific customer's inability to meet its financial obligations (e.g., bankruptcy filing) or as a result of changes in historical collection patterns.

Inventories

        Inventories consist primarily of finished goods and are carried at the lower of cost or market. The cost of substantially all inventories is determined by the moving or weighted average cost method. Inventory value is evaluated at each balance sheet date to ensure that it is carried at the lower of cost or market. This evaluation includes an analysis of historical physical inventory results, a review of excess and obsolete inventories based on inventory aging, and anticipated future demand. Periodically, perpetual inventory records are adjusted to reflect declines in net realizable value below inventory carrying cost.

Consideration Received From Vendors

        HD Supply enters into agreements with many of its vendors providing for inventory purchase rebates ("vendor rebates") upon achievement of specified volume purchasing levels. Vendor rebates are accrued as part of cost of sales for products sold based on progress towards earning the vendor rebates, taking into consideration cumulative purchases of inventory to date and projected purchases through the end of the year. An estimate of unearned vendor rebates is included in the carrying value of inventory at each period end for vendor rebates recognized on products not yet sold. At February 3, 2013 and January 29, 2012, vendor rebates due to HD Supply were $66 million and $71 million, respectively. These receivables are included in Receivables in the accompanying Consolidated Balance Sheets.

Property and Equipment

        Property and equipment are recorded at cost and depreciated using the straight-line method based on the following estimated useful lives of the assets:

Buildings and improvements	5 - 45 years
Transportation equipment	5 - 7 years
Furniture, fixtures and equipment	2 - 10 years

Capitalized Software Costs

        HD Supply capitalizes certain software costs, which are being amortized on a straight-line basis over the estimated useful lives of the software, ranging from three to six years. At February 3, 2013 and January 29, 2012, capitalized software costs totaled $82 million and $71 million, respectively, net of accumulated amortization of $126 million and $114 million, respectively. Amortization of capitalized software costs totaled $30 million, $28 million, and $31 million, in fiscal 2012, fiscal 2011, and fiscal 2010, respectively.

Goodwill

        Goodwill represents the excess of purchase price over fair value of net assets acquired. HD Supply does not amortize goodwill, but does assess the recoverability of goodwill in the third quarter of each fiscal year or whenever events or circumstances indicate that it is "more likely than not" that the fair value of a reporting unit has dropped below its carrying value. For the fiscal 2012, fiscal 2011 and fiscal 2010 annual impairment tests, the fair values of HD Supply's identified reporting units were estimated using a discounted cash flow ("DCF") analysis and a market comparable method, with each method being equally weighted in the calculation. During fiscal 2012, the Company recorded a $150 million goodwill impairment charge. There were no goodwill impairment charges recorded in fiscal 2011 and fiscal 2010. See Note 5, Goodwill and Intangible Assets, for a complete description of the Company's goodwill.

Impairment of Long-Lived Assets

        Long-lived assets, including property and equipment, are reviewed for possible impairment whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. To analyze recoverability, undiscounted future cash flows over the remaining life of the asset are projected. If these projected cash flows are less than the carrying amount, an impairment loss is recognized to the extent the fair value of the asset less any costs of disposition is less than the carrying amount of the asset. Judgments regarding the existence of impairment indicators are based on market and operational performance. Evaluating potential impairment also requires estimates of future operating results and cash flows.

Self-Insurance

        HD Supply has a high deductible insurance program for most losses related to general liability, product liability, environmental liability, automobile liability, workers' compensation, and is self-insured for medical claims and certain legal claims. The expected ultimate cost for claims incurred as of the balance sheet date is not discounted and is recognized as a liability. Self-insurance losses for claims filed and claims incurred but not reported are accrued based upon estimates of the aggregate liability for uninsured claims using loss development factors and actuarial assumptions followed in the insurance industry and historical loss development experience. At February 3, 2013 and January 29, 2012, reserves totaled approximately $94 million and $101 million, respectively.

Fair Value of Financial Instruments

        The carrying amounts of restricted and unrestricted cash and cash equivalents, accounts receivable and accounts payable, accrued compensation and benefits and other current liabilities approximate fair value due to the short-term nature of these financial instruments. The Company's long-term financial assets and liabilities are recorded at historical costs. See Note 7, Fair Value Measurements, for information on the fair value of long-term financial instruments.

Revenue Recognition

        HD Supply recognizes revenue when persuasive evidence of an agreement exists, delivery has occurred or services have been rendered, the price to the buyer is fixed and determinable and collectability is reasonably assured.

        HD Supply ships products to customers predominantly by internal fleet and to a lesser extent by third party carriers. Revenues, net of sales tax and allowances for returns and discounts, are recognized from product sales when title to the products is passed to the customer, which generally occurs at the point of destination for products shipped by internal fleet and at the point of shipping for products shipped by third party carriers. Revenues related to services are recognized in the period the services are performed and totaled $134 million, $115 million, and $98 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively.

Shipping and Handling Fees and Costs

        HD Supply includes shipping and handling fees billed to customers in Net sales. Shipping and handling costs associated with inbound freight are capitalized to inventories and relieved through Cost of sales as inventories are sold. Shipping and handling costs associated with outbound freight are included in Selling, general and administrative expenses and totaled $116 million, $96 million, and $91 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively.

Concentration of Credit Risk

        The majority of HD Supply's sales are credit sales which are made primarily to customers whose ability to pay is dependent, in part, upon the economic strength of industries and the areas where they operate. Concentration of credit risk with respect to trade accounts receivable is limited by the large number of customers comprising HD Supply's customer base. HD Supply performs ongoing credit evaluations of its customers.

Leases

        Leases are reviewed for capital or operating classification at their inception under the guidance of Accounting Standard Codification ("ASC ") 840, Leases. The Company uses its incremental borrowing rate in the assessment of lease classification and assumes the initial lease term includes renewal options that are reasonably assured. HD Supply conducts operations primarily under operating leases. For leases classified as operating leases, the Company records rent expense on a straight-line basis, over the lease term beginning with the date the Company has access to the property which in some cases is prior to commencement of lease payments. Accordingly, the amount of rental expense recognized in excess of lease payments is recorded as a deferred rent liability and is amortized to rental expense over the remaining term of the lease. Capital leases currently in effect are not material.

Advertising

        Advertising costs are charged to expense as incurred except for the costs of producing and distributing certain direct response sales catalogs, which are capitalized and charged to expense over the life of the related catalog. Advertising expenses were approximately $34 million, $24 million, and $21 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively. Capitalized advertising costs related to direct response advertising were not material.

Income Taxes

        The Company provides for federal, state and foreign income taxes currently payable, as well as for those deferred due to temporary differences between reporting income and expenses for financial statement purposes versus tax purposes. Federal, state and foreign tax benefits are recorded as a reduction of income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in income tax rates is recognized as income or expense in the period that includes the enactment date.

        The Company consists of corporations, limited liability companies and partnerships. All income tax expense (benefit) of the Company is recorded in the accompanying Consolidated Statements of Operations and Comprehensive Income (Loss) with the offset recorded through the Company's current tax accounts, deferred tax accounts, or stockholder's equity account as appropriate.

Comprehensive Income (Loss)

        Comprehensive income (loss) includes Net income (loss) adjusted for certain revenues, expenses, gains and losses that are excluded from net income under U.S. GAAP. Adjustments to net income are for foreign currency translation adjustments and unrealized gains or losses on derivatives, to the extent they are accounted for as an effective hedge under ASC 815, Derivatives and Hedging.

Foreign Currency Translation

        Assets and liabilities of foreign subsidiaries with a functional currency other than the U. S. dollar, primarily Canadian dollars, are translated into U.S. dollars at the current rate of exchange on the last day of the reporting period. Revenues and expenses are translated at a monthly average exchange rate and equity transactions are translated using either the actual exchange rate on the day of the transaction or a monthly average exchange rate.

Derivative Financial Instruments

        When the Company enters into derivative financial instruments, it is for hedging purposes. In hedging the exposure to variable cash flows on forecasted transactions, deferral accounting is applied when the derivative reduces the risk of the underlying hedged item effectively as a result of high inverse correlation with the value of the underlying exposure. If a derivative instrument either initially fails or later ceases to meet the criteria for deferral accounting, any subsequent gains or losses are recognized currently in income. Cash flows resulting from derivative financial instruments are classified in the same category as the cash flows from the items being hedged.

Stock-Based Compensation

        HD Supply Holdings, Inc. ("Holding") established an Incentive Stock Plan (the "HDS Plan") for associates of HD Supply, a wholly-owned subsidiary. The HDS Plan provides for the award of non-qualified stock options and deferred share units of the common stock of Holding. The maximum number of shares of common stock that may be issued under the HDS Plan may not exceed 55.6 million, of which a maximum of 30.9 million shares may be issued in respect of options granted under the HDS Plan. Holding will issue new shares of common stock to satisfy options exercised. The HDS Plan is accounted for under ASC 718, Compensation—Stock Compensation, which requires the recognition of share-based compensation costs in the financial statements.

Recent Accounting Pronouncements

        Fair value measurement—In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU 2011-04"). The amendments in this ASU are intended to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards ("IFRS"s). The amendments in this ASU explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The Company adopted the provisions of ASU 2011-04 on January 30, 2012. The adoption did not have an impact on the Company's financial position or results of operations.

        Comprehensive income: Presentation—In June 2011, the FASB issued ASU No. 2011-05, "Presentation of Comprehensive Income" ("ASU 2011-05"), to increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and requires that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. The Company adopted the provisions of ASU 2011-05 on January 30, 2012. The adoption of ASU 2011-05 did not have an impact on the Company's financial position or results of operations.

        Comprehensive income: Reclassifications—In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), to supersede and replace the presentation requirements for reclassifications out of accumulated other comprehensive income in ASU 2011-05, which were deferred indefinitely under ASU No. 2011-12, ""Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05" ("ASU 2011-12"), issued in December 2011. The amendments in ASU 2013-02 would require an entity to provide additional information about reclassifications out of accumulated other comprehensive income by the respective line items of net income. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2012. The adoption of ASU 2013-02 will not have an impact on the Company's financial position or results of operations.

        Goodwill impairment testing—In September 2011, the FASB issued ASU No. 2011-08, "Testing Goodwill for Impairment" ("ASU 2011-08"), which simplifies how entities test goodwill for impairment and permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Company adopted the provisions of ASU 2011-08 on January 30, 2012. The adoption of ASU 2011-08 did not have an impact on the Company's financial position or results of operations.

        Release of Cumulative Translation Adjustment—In March 2013, the FASB issued ASU No. 2013-05, "Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity" ("ASU 2013-05"), which resolves diversity in practice regarding the release of the cumulative translation adjustment into net income when a parent either sells a part of all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets within a foreign entity. The amendments in ASU 2013-05 are effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The adoption of ASU 2013-05 will not have a material impact on the Company's financial position or results of operations.

DISCONTINUED OPERATIONS	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE 2 — DISCONTINUED OPERATIONS

On March 26, 2012, the Company sold all of the issued and outstanding equity interests in its Industrial Pipes, Valves and Fittings (“IPVF”) business to Shale-Inland Holdings, LLC for approximately $477 million. Upon closing, the Company received cash proceeds of approximately $464 million, net of $5 million of transaction costs.  As a result of the sale, the Company recorded a $9 million pre-tax gain in the first quarter of fiscal 2012. During the third quarter of fiscal 2012, the Company received cash proceeds of $13 million in accordance with the final working capital settlement, and, as a result, recorded an additional $3 million pre-tax gain.

Summary Financial Information

In accordance with Accounting Standards Codification (“ASC”) 205-20, Discontinued Operations, the results of the IPVF operations and the gain on sale of the business are classified as discontinued operations. The presentation of discontinued operations includes revenues and expenses of the discontinued operations and gain on the sale of business, net of tax, as one line item on the Consolidated Statements of Operations and Comprehensive Income (Loss).

The following table provides additional detail related to the results of operations of the discontinued operations (amounts in millions):

	Three Months Ended		Six Months Ended
	August 4, 2013	July 29, 2012	August 4, 2013	July 29, 2012
Net sales	$—	$—	$—	$127
Gain on sale of discontinued operations	—	—	—	9
Income (loss) before provision for income taxes	—	—	—	16
Provision for income taxes	—	—	—	—
Income (loss) from discontinued operations, net of tax	$—	$—	$—	$16

NOTE 3—DISCONTINUED OPERATIONS

        On March 26, 2012, the Company sold all of the issued and outstanding equity interests in its Industrial Pipes, Valves and Fittings ("IPVF") business to Shale-Inland Holdings, LLC. The Company received cash proceeds of approximately $477 million, net of $5 million of transaction costs. As a result of the sale, the Company recorded a $12 million pre-tax gain in fiscal 2012.

        On September 9, 2011, the Company sold all of the issued and outstanding equity interests in its Plumbing/HVAC business to Hajoca Corporation. The Company received cash proceeds of approximately $116 million, net of $8 million remaining in escrow and $4 million of transaction costs. As a result of the sale, the Company recorded a $7 million pre-tax gain in fiscal 2011. During the fiscal 2012, the Company paid an additional $1 million in transaction costs and received $4 million from escrow.

        On February 28, 2011, HD Supply Canada sold substantially all of the assets of SESCO/QUESCO, an electrical products division of HD Supply Canada, to Sonepar Canada, and received proceeds of approximately $11 million, less $1 million remaining in escrow. As a result of the sale, the Company recorded a $2 million pre-tax gain in fiscal 2011. During fiscal 2012, the Company received $1 million from escrow.

Summary Financial Information

        In accordance with ASC 205-20, Discontinued Operations, the results of the IPVF, Plumbing/HVAC and SESCO/QUESCO operations and the gains on sales of the businesses are classified as discontinued operations. The presentation of discontinued operations includes revenues and expenses of the discontinued operations and gain on the sale of businesses, net of tax, as one line item on the Consolidated Statements of Operations and Comprehensive Income (Loss). All Consolidated Statements of Operations and Comprehensive Income (Loss) presented have been revised to reflect this presentation. The following tables provide additional detail related to the results of operations of the discontinued operations (amounts in millions):

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Net sales	$127	$969	$1,028
Gain on sales of discontinued operations	12	9	—
Income (loss) before provision for income taxes	20	20	(6)
Provision for income taxes	—	—	—

Income (loss) from discontinued operations, net of tax	$20	$20	$(6)

RELATED PARTIES	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
RELATED PARTIES
RELATED PARTIES

NOTE 3—RELATED PARTIES

        On August 30, 2007, investment funds associated with Clayton, Dubilier & Rice, Inc., The Carlyle Group and Bain Capital Partners, LLC (collectively the "Equity Sponsors") formed Holdings (previously named HD Supply Investment Holding, Inc.) and entered into a stock purchase agreement with The Home Depot, Inc. ("Home Depot") pursuant to which Home Depot agreed to sell to Holdings, or to a wholly-owned subsidiary of Holdings, certain intellectual property and all the outstanding common stock of HDS and the Canadian subsidiary CND Holdings, Inc. On August 30, 2007, through a series of transactions, Holdings' direct wholly-owned subsidiary, HDS Holding Corporation, acquired direct control of HDS through the merger of its wholly-owned subsidiary, HDS Acquisition Corp., with and into HDS and CND Holdings, Inc. Through these transactions (the "Transactions"), Home Depot was paid cash of $8.2 billion and 12.5% of Holdings' common stock valued at $325 million.

        After completion of Holdings' initial public offering on July 2, 2013, the Equity Sponsors continue to hold more than 50% of Holdings' common stock and Home Depot holds less than 10% of Holdings' common stock.

Equity Sponsors

        Consulting Agreements—In connection with the closing of the Transactions, HD Supply entered into consulting agreements with the Equity Sponsors, pursuant to which the Equity Sponsors provided HD Supply with financial advisory and management consulting services and HD Supply paid the Equity Sponsors a $5 million annual aggregate fee ("Sponsor Management Fee") and an aggregate fee equal to a specified percentage of the transaction value of certain types of transactions that HD Supply completes ("Sponsor Transaction Fee"), plus out-of-pocket expenses. The original term of these agreements ran through August 2017.

        As specified in the agreements, HD Supply paid the Equity Sponsors a Sponsor Transaction Fee of approximately $11 million as a result of Holdings' initial public offering on July 2, 2013. The Sponsor Transaction Fee was considered an offering expense and, therefore, is presented as a reduction of proceeds from the initial public offering in the consolidated financial statements of Holdings.

        On July 2, 2013, in connection with the initial public offering, HD Supply paid the Equity Sponsors an aggregate fee of approximately $18 million to terminate the consulting agreements. The termination fee represents the estimated net present value of the Sponsor Management Fee payments over the remaining term of the consulting agreements. This charge is included in Other (income) expense, net in the Consolidated Statements of Operations and Comprehensive Income (Loss).

        The Consolidated Statements of Operations and Comprehensive Income (Loss) for the three and six months ended August 4, 2013 include $1 million and $2 million, respectively, in Sponsor Management Fees and related expenses. The Consolidated Statements of Operations and Comprehensive Income (Loss) for the three and six months ended July 29, 2012 include $2 million and $3 million, respectively, in Sponsor Management Fees and related expenses. These fees and expenses are included in Selling, general and administrative expense.

        Debt—Management of the Company has been informed that, as of August 4, 2013, affiliates of certain of the Equity Sponsors beneficially owned approximately $34 million aggregate principal amount of the Company's outstanding indebtedness. On February 8, 2013, HDS redeemed its outstanding 13.5% Senior Subordinated Notes due 2015 ("2007 Senior Subordinated Notes") at a redemption price equal to 103.375% of the principal amount thereof and paid accrued and unpaid interest thereon through the redemption date. Affiliates of certain of the Equity Sponsors owned approximately $348 million aggregate principal amount, or 39%, of the 2007 Senior Subordinated Notes that were redeemed and had such notes redeemed.

NOTE 4—RELATED PARTIES

        On August 30, 2007, investment funds associated with Clayton, Dubilier & Rice, Inc., The Carlyle Group and Bain Capital Partners, LLC (collectively the "Equity Sponsors") formed Holding and entered into a stock purchase agreement with The Home Depot, Inc. ("Home Depot" or "THD") pursuant to which Home Depot agreed to sell to Holding or to a wholly owned subsidiary of Holding certain intellectual properties and all the outstanding common stock of HD Supply, Inc. and the Canadian subsidiary CND Holdings, Inc. On August 30, 2007, through a series of transactions, Holding's direct wholly owned subsidiary, HDS Holding Corporation, acquired direct control of HD Supply through the merger of its wholly owned subsidiary, HDS Acquisition Corp., with and into HD Supply, Inc. and the Canadian subsidiary CND Holdings, Inc. Through these transactions (the "Transactions"), Home Depot was paid cash of approximately $8.2 billion and 12.5% of Holding's common stock worth $325 million.

Home Depot

        Sales—HD Supply derived revenue from the sale of products to Home Depot of $296 million, $275 million, and $299 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively. Accounts receivable from Home Depot were $44 million and $45 million at February 3, 2013 and January 29, 2012, respectively, and are included within Receivables in the accompanying Consolidated Balance Sheets.

        Strategic Agreement—On the date of the Transactions, Home Depot entered into a strategic purchase agreement with Crown Bolt, HD Supply's distribution services line of business. This agreement provided a guaranteed revenue stream to Crown Bolt through January 31, 2015 by specifying minimum annual purchase requirements from Home Depot. Crown Bolt recorded $19 million, $20 million and $12 million during fiscal 2012, fiscal 2011 and fiscal 2010, respectively, in Net sales in accordance with the minimum purchase requirement provisions of this strategic purchase agreement. On February 1, 2013, Crown Bolt and Home Depot agreed to an amendment and five-year extension of the strategic purchase agreement, which eliminated the minimum purchase requirement beginning in fiscal 2013, but retains Crown Bolt as the exclusive supplier of products purchased by Home Depot from Crown Bolt through January 31, 2020. Because the amendment was considered a triggering event, HD Supply performed an impairment analysis of goodwill and other intangible assets at Crown Bolt. As a result of the analysis, Crown Bolt recorded a $152 million non-cash impairment charge in fiscal 2012. For more information on this charge, see Note 5, Goodwill and Intangible Assets.

Equity Sponsors

        Sponsor Management Fee—In conjunction with the closing of the Transactions, the Company entered into a management agreement whereby the Company pays the Equity Sponsors a $5 million annual aggregate management fee ("Sponsor Management Fee") and related expenses through August 2017. During each of fiscal 2012, fiscal 2011, and fiscal 2010, the Company recorded $5 million of Sponsor Management Fees and related expenses, which are included in Selling, general and administrative expense in the Consolidated Statements of Operations and Comprehensive Income (Loss).

        Notes—Management of the Company has been informed that, as of February 3, 2013, affiliates of certain of the Equity Sponsors beneficially owned approximately $348 million aggregate principal amount, or 39%, of the Company's Old Senior Subordinated Notes (as defined in Note 6, Debt) and approximately $49 million aggregate principal amount of the Company's other outstanding indebtedness. During fiscal 2012, the Company issued and repurchased the 14.875% Senior Notes (as defined in Note 6, Debt) to and from certain affiliates of the Equity Sponsors. See Note 6, Debt, for information on the issuance and repurchase of the 14.875% Senior Notes and Note 17, Subsequent Event—Debt Redemption, for information on the redemption of the Company's Old Senior Subordinated Notes.

        Purchases—HD Supply purchased product from affiliates of the Equity Sponsors for approximately $57 million, $60 million, and $24 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively. Management believes these transactions were conducted at prices that an unrelated third party would pay.

DEBT	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
DEBT
DEBT

NOTE 4 - DEBT

HDS’s long-term debt as of August 4, 2013 and February 3, 2013 consisted of the following (dollars in millions):

	August 4, 2013		February 3, 2013
	Outstanding Principal	Interest Rate %(1)	Outstanding Principal	Interest Rate %(1)
Senior ABL Facility due 2017	$500	1.69	$300	1.96
Term Loans due 2017, net of unamortized discount of $21 million and $26 million as of August 4, 2013 and February 3, 2013, respectively	969	4.50	969	7.25
First Priority Notes due 2019, including unamortized premium of $19 million and $21 million as of August 4, 2013 and February 3, 2013, respectively	1,269	8.125	1,271	8.125
Second Priority Notes due 2020	675	11.00	675	11.00
October 2012 Senior Unsecured Notes due 2020	1,000	11.50	1,000	11.50
February 2013 Senior Unsecured Notes due 2020	1,275	7.50	1,275	7.50
January 2013 Senior Subordinated Notes due 2021	—	—	950	10.50
2007 Senior Subordinated Notes due 2015	—	—	889	13.50
Total long-term debt	$5,688		$7,329
Less current installments	(10)		(899)
Long-term debt, excluding current installments	$5,678		$6,430

(1) Represents the stated rate of interest, without including the effect of discounts or premiums.

On August 1, 2013, HDS redeemed all $950 million outstanding aggregate principal amount of its January 2013 Senior Subordinated Notes due 2021 at a redemption price equal to 103% of the principal amount thereof and paid accrued and unpaid interest thereon through the redemption date. As a result, in the second quarter of fiscal 2013 and in accordance with ASC 470-50, Debt-Modifications and Extinguishments, HDS incurred a $44 million loss on extinguishment, which included a $29 million premium payment to redeem the January 2013 Senior Subordinated Notes and approximately $15 million to write off the unamortized deferred debt cost.

On June 28, 2013, HDS amended its Senior ABL Facility to (i) reduce the applicable margin for borrowings under the Senior ABL Facility by 0.25%; (ii) reduce the commitment fee applicable thereunder by 0.125%; (iii) extend the maturity date of the Senior ABL Facility to June 28, 2018 (or the maturity date under HDS’s Term Loan Facility, if earlier); (iv) make certain changes to the borrowing base and (v) reduce the sublimit available for letters of credit under the Senior ABL Facility from $400 million to $250 million. In connection with the amendment, HDS paid approximately $2 million in financing fees which will be amortized into interest expense over the remaining term of the amended facility in accordance with ASC 470-50.  A portion of the amendment was considered an extinguishment, resulting in an approximately $3 million loss on extinguishment of debt for the write-off of pro-rata unamortized deferred debt costs.

On February 15, 2013, HDS amended its Term Loan Facility (as defined below) to lower the borrowing margin by 275 basis points. The Term Loans (as defined below) are subject to an interest rate equal to LIBOR (subject to a floor of 1.25%) plus a borrowing margin of 3.25% or Prime plus a borrowing margin of 2.25% at HDS’s election. The amendment also replaced the hard call provision applicable to optional prepayment of Term Loans thereunder with a soft call option. The soft call option provides for a premium equal to 1.0% of the aggregate principal amount of Term Loans being prepaid if, on or prior to August 15, 2013, HDS enters into certain repricing transactions.  In connection with the amendment, HDS paid approximately $30 million in financing fees, of which approximately $27 million will be amortized into interest expense over the remaining term of the amended facility in accordance with ASC 470-50.  A portion of the amendment was considered an extinguishment, resulting in a $5 million loss on extinguishment of debt, which included approximately $2 million of fees, $2 million to write off the pro-rata portion of unamortized original issue discount, and $1 million to write off the pro-rata portion of unamortized deferred debt cost.  The portion of the amendment considered a modification resulted in a charge of $1 million.

On February 8, 2013, HDS redeemed its remaining $889 million outstanding aggregate principal amount of 2007 Senior Subordinated Notes at a redemption price equal to 103.375% of the principal amount thereof and paid accrued and unpaid interest thereon through the redemption date. As a result, in the first quarter of fiscal 2013, HDS incurred a $34 million loss on extinguishment of debt, which included a $30 million premium payment to redeem the 2007 Senior Subordinated Notes and approximately $4 million to write off the unamortized deferred debt cost.

Senior Credit Facilities

HDS’s Senior Term Facility consists of a senior secured Term Loan Facility (the “Term Loan Facility,” the term loans thereunder, the “Term Loans”) providing for Term Loans in an aggregate principal amount of $1,000 million. The Term Loan Facility will mature on October 12, 2017 (the “Term Loan Maturity Date”). The Term Loans will amortize in equal quarterly installments in aggregate annual amounts equal to 1% of the original principal amount of the Term Loan Facility with the balance payable on the Term Loan Maturity Date.

HDS’s Senior Asset Based Lending Facility (“Senior ABL Facility”) provides for senior secured revolving loans and letters of credit of up to a maximum aggregate principal amount of $1,500 million (subject to availability under a borrowing base).  Extensions of credit under the Senior ABL Facility are limited by a borrowing base calculated periodically based on specified percentages of the value of eligible inventory and eligible accounts receivable, subject to certain reserves and other adjustments.  A portion of the Senior ABL Facility is available for letters of credit and swingline loans. As of August 4, 2013, HDS has $888 million of additional available borrowings under the Senior ABL Facility (after giving effect to the borrowing base limitations and approximately $56 million in letters of credit issued and including $51 million of borrowings available on qualifying cash balances).

The Senior ABL Facility also permits HDS to add one or more incremental term loan facilities to be included in the Senior ABL Facility or one or more revolving credit facility commitments to be included in the Senior ABL Facility. The Senior ABL Facility will mature on June 28, 2018 (or the maturity date under HDS’s Term Loan Facility, if earlier).

Secured Notes

HDS’s 8 1/8% Senior Secured First Priority Notes due 2019 (the “First Priority Notes”), bear interest at a rate of 8 1/8% per annum and will mature on April 15, 2019.  Interest is paid semi-annually in arrears on April 15th and October 15th of each year.

HDS’s 11% Senior Secured Second Priority Notes due 2020 (the “Second Priority Notes”) bear interest at a rate of 11% per annum and will mature on April 15, 2020.  Interest is paid semi-annually in arrears on April 15th and October 15th of each year.

Unsecured Notes

HDS’s 11.5% Senior Notes due 2020 (the “October 2012 Senior Unsecured Notes”) bear interest at 11.5% per annum and will mature on July 15, 2020. Interest is paid semi-annually in arrears on April 15th and October 15th of each year.

HDS’s 7.5% Senior Notes due 2020 (the “February 2013 Senior Unsecured Notes”) bear interest at 7.5% per annum and will mature on July 15, 2020. Interest is paid semi-annually in arrears on April 15th and October 15th of each year.

Debt covenants

HDS’s outstanding debt agreements contain various restrictive covenants including, but not limited to, limitations on additional indebtedness and dividend payments and stipulations regarding the use of proceeds from asset dispositions. As of August 4, 2013, HDS is in compliance with all such covenants that were in effect on such date.

First Quarter 2012 Refinancing Transactions

On April 12, 2012, HDS consummated the following transactions (the “Refinancing Transactions”) in connection with the refinancing of the senior portion of its debt structure:

·                  the issuance of $950 million of its First Priority Notes;

·                  the issuance of $675 million of its Second Priority Notes;

·                  the issuance of approximately $757 million of 14.875% Senior Notes due 2020 (the “April 2012 Senior Notes”);

·                  entry into the Term Loan Facility; and

·                  entry into the Senior ABL Facility.

The proceeds of the First Priority Notes, the Second Priority Notes, the April 2012 Senior Notes, the Term Loan Facility and the Senior ABL Facility were used to (i) repay all amounts outstanding under the 2007 Senior Secured Credit Facility (Senior Secured Credit Facility dated as of August 30, 2007), (ii) repay all amounts outstanding under the 2007 ABL Credit Facility (ABL Credit Facility dated as of August 30, 2007), (iii) repurchase all remaining outstanding 2007 Senior Notes (12.0% Senior Notes dated as of August 30, 2007) and (iv) pay related fees and expenses.

Affiliates of certain of the Equity Sponsors owned an aggregate principal amount of approximately $484 million of the 2007 Senior Notes which they exchanged in a non-cash transaction for their investment in the April 2012 Senior Notes.

As a result of the Refinancing Transactions, HDS incurred $75 million in debt issuance costs and recorded a $220 million loss on extinguishment of debt, which included a $150 million premium payment to redeem the 2007 Senior Notes, $46 million to write off the pro-rata portion of the unamortized deferred debt costs, and $24 million to write off the remaining unamortized asset associated with Home Depot’s guarantee of HDS’s payment obligations for principal and interest under the Term Loan under the 2007 Senior Secured Credit Facility that was terminated in the Refinancing Transactions.

On February 1, 2013, HDS repurchased and cancelled all of its April 2012 Senior Notes at 100% of the aggregate principal balance, including capitalized paid-in kind (“PIK”) interest, plus a $422 million make-whole premium, plus $37 million of un-capitalized PIK interest thereon through February 1, 2013.

NOTE 6—DEBT

        On February 1, 2013, HD Supply, Inc. issued $1,275 million aggregate principal amount of 7.5% Senior Notes due 2020 (the "7.5% Senior Notes") at par. As a result of the issuance, the Company incurred $21 million in debt issuance costs, of which $19 million was paid as of February 3, 2013. The net proceeds from the 7.5% Senior Notes issuance were used to repurchase all of the Company's outstanding 14.875% Senior Notes (issued in April 2012 to the Equity Sponsors), plus a $422 million make-whole premium calculated in accordance with the 14.875% Senior Notes Indenture (as defined below), plus $37 million of un-capitalized PIK interest thereon through February 1, 2013. Also on February 1, 2013, the trustee for the 14.875% Senior Notes cancelled all of the outstanding 14.875% Senior Notes. As a result of these transactions, the Company incurred a $452 million loss on extinguishment, which included the make-whole premium, a $28 million write-off of unamortized original issue discount, and $2 million write-off of unamortized deferred debt costs.

        On January 16, 2013, HD Supply, Inc. issued $950 million aggregate principal amount of 10.5% Senior Subordinated Notes due 2021 (the "Senior Subordinated Notes") at par. As a result of the issuance, the Company incurred $16 million in debt issuance costs, of which $15 million was paid as of February 3, 2013. The Company committed to use the net proceeds from the Senior Subordinated Notes issuance to redeem all of its remaining $889 million outstanding Old Senior Subordinated Notes (as defined below), subject to the required thirty-day notification period.

        As of February 3, 2013, the Company held $936 million in cash equivalents classified as Cash equivalents restricted for debt redemption in the Consolidated Balance Sheet for the redemption of $889 million of the Old Senior Subordinated Notes on February 8, 2013. The $936 million was used to redeem the Old Senior Subordinated Notes at a price equal to 103.375% of the principal amount thereof and to pay (together with $36 million of cash on hand) accrued and unpaid interest thereon through the redemption date. See Note 17, Subsequent Events—Debt Redemption.

        On October 15, 2012, HD Supply, Inc. issued $1,000 million aggregate principal amount of 11.5% Senior Notes due 2020 (the "11.5% Senior Notes") at par. As a result of the issuance, the Company incurred and paid $17 million in debt issuance costs. On November 8, 2012, the Company used the net proceeds from the 11.5% Senior Notes issuance to redeem $930 million of its outstanding Old Senior Subordinated Notes at a redemption price equal to 103.375% of the principal amount thereof and to pay $23 million of accrued interest. As a result, the Company incurred a $37 million loss on extinguishment, which included a $31 million premium payment to redeem the Old Senior Subordinated Notes prior to maturity and $5 million to write-off the pro-rata portion of unamortized deferred debt costs.

Refinancing Transactions and Additional Notes

        On April 12, 2012, HD Supply, Inc. consummated the following transactions (the "Refinancing Transactions") in connection with the refinancing of the senior portion of its debt structure:

  •
  the issuance of $950 million of its 8 1/8% Senior Secured First Priority Notes due 2019 (the "First Priority Notes");

  •
  the issuance of $675 million of its 11% Senior Secured Second Priority Notes due 2020 (the "Second Priority Notes");

  •
  the issuance of approximately $757 million of 14.875% Senior Notes due 2020 (the "14.875% Senior Notes");

  •
  entry into a new senior term facility (the "Term Loan Facility") maturing in 2017 and providing for term loans in an aggregate principal amount of $1,000 million; and

  •
  entry into a new senior asset based lending facility (the "ABL Facility") maturing in 2017 and providing for senior secured revolving loans and letters of credit of up to a maximum aggregate principal amount of $1,500 million (subject to availability under the borrowing base).

        The proceeds of the First Priority Notes, the Second Priority Notes, the 14.875% Senior Notes, the Term Loan Facility and the ABL Facility were used to (i) repay all amounts outstanding under the Old Senior Secured Credit Facility (Senior Secured Credit Facility dated as of August 30, 2007), (ii) repay all amounts outstanding under the Old ABL Credit Facility (ABL Credit Facility dated as of August 30, 2007), (iii) repurchase all remaining outstanding Old Senior Notes (12.0% Senior Notes dated as of August 30, 2007) and (iv) pay related fees and expenses.

        Affiliates of certain of the Equity Sponsors owned an aggregate principal amount of approximately $484 million of the Old Senior Notes which they exchanged in a non-cash transaction for their investment in the 14.875% Senior Notes.

        On August 2, 2012, the Company issued $300 million additional aggregate principal amount of its 8 1/8% First Priority Notes due 2019 (the "Additional Notes") at a premium of 107.5%. At closing, the Company received approximately $317 million, net of transaction fees. The Additional Notes were issued under the indenture pursuant to which HD Supply previously issued $950 million aggregate principal amount of 8 1/8% First Priority Notes due 2019, all of which remains outstanding. The net proceeds from the sale of the Additional Notes were applied to reduce outstanding borrowings under the Company's ABL Facility.

        As a result of the Refinancing Transactions and the issuance of the Additional Notes, the Company incurred $80 million in debt issuance costs and recorded a $220 million loss on extinguishment, which included a $150 million premium payment to redeem the Old Senior Notes, $46 million to write-off the pro-rata portion of the unamortized deferred debt costs, and $24 million to write-off the remaining unamortized Other asset associated with Home Depot's guarantee of the Company's payment obligations for principal and interest under the Old Term Loan under the Old Senior Secured Credit Facility that was terminated in the Refinancing Transactions.

Unamortized deferred debt costs

        In accordance with ASC 470, Debt, the Company determined that all of the redemption of Old Senior Notes was an extinguishment as either the original note holders were unknown or the refinancing was considered a "substantial" change. As a result of the extinguishment, the Company wrote-off approximately $24 million in unamortized deferred financing charges associated with the Old Senior Notes. Similarly, under ASC 470, approximately $834 million of the Old ABL Credit Facility and approximately $1,169 million of the Old Senior Secured Credit Facility were deemed extinguishments, with the remaining portions considered modifications. As a result of the extinguishment, the Company wrote-off approximately $22 million of $42 million in unamortized deferred financing charges associated with these credit agreements.

        Long-term debt as of February 3, 2013 and January 29, 2012 consisted of the following (dollars in millions):

	February 3, 2013		January 29, 2012
	Outstanding Principal	Interest Rate %(1)	Outstanding Principal	Interest Rate %(1)
ABL Facility due 2017	$300	1.96	$—	—
Old Term Loan due August 30, 2012	—	—	73	1.53
Old Term Loan due April 1, 2014	—	—	855	3.03
Old ABL Term Loan due April 1, 2014	—	—	214	3.56
Term Loan due 2017, net of unamortized discount of $26 million as of February 3, 2013	969	7.25	—	—
First Priority Notes due 2019, including unamortized premium of $21 million as of February 3, 2013	1,271	8.125	—	—
Second Priority Notes due 2020	675	11.00	—	—
Old Senior Notes due 2014	—	—	2,500	12.00
11.5% Senior Notes due 2020	1,000	11.50	—	—
7.5% Senior Notes due 2020	1,275	7.50	—	—
Senior Subordinated Notes due 2021	950	10.50	—	—
Old Senior Subordinated Notes due 2015	889	13.50	1,820	13.50

Total long-term debt	$7,329		5,462
Less current installments	(899)		(82)

Long-term debt, excluding current installments	$6,430		$5,380

(1)
Represents the stated rate of interest, without including the effect of discounts or premiums.

Senior Credit Facilities

Asset Based Lending Facility

        The ABL Facility provides for senior secured revolving loans and letters of credit of up to a maximum aggregate principal amount of $1,500 million (subject to availability under a borrowing base). Extensions of credit under the ABL Facility will be limited by a borrowing base calculated periodically based on specified percentages of the value of eligible inventory and eligible accounts receivable, subject to certain reserves and other adjustments. As of February 3, 2013, the Company had $910 million of available borrowings under the ABL Facility (after giving effect to the borrowing base limitations and approximately $61 million in letters of credit issued and including $70 million of borrowings available on qualifying cash balances).

        A portion of the ABL Facility is available for letters of credit and swingline loans. The ABL Facility also includes a sub-facility for loans and letters of credit in Canadian dollars. The ABL Facility also permits the Company to add one or more incremental term loans, revolving or letter of credit facilities to be included in the ABL Facility up to an aggregate maximum amount of $1,900 million for the total commitments under the ABL Facility (including all incremental commitments).

        Until the date that was three months after the closing date of the ABL Facility, at the option of the applicable borrower, the interest rates applicable to the loans under the ABL Facility were based, (i) in the case of U.S. dollar denominated loans, either at LIBOR plus 2.00% or Prime Rate plus 1.00% and (ii) in the case of Canadian dollar denominated loans, either the BA Rate plus 2.00% or the Canadian Prime Rate plus 1.00%. From and after the date that was three months after the closing date of the ABL Facility, the foregoing interest margins are subject to a pricing grid, as included in the ABL Facility agreement, based on average excess availability for the previous fiscal quarter. The ABL Facility also contains a letter of credit fee computed at a rate per annum equal to the Applicable Margin (as defined in the agreement) then in effect for LIBOR Loans and an unused commitment fee subject to a pricing grid, as included in the ABL Facility agreement, based on the Average Daily Used Percentage (as defined in the agreement).

        The ABL Facility will mature on April 12, 2017; unless the individual applicable lenders agree to extend the maturity of their respective loans under the ABL Facility upon the Company's request and without the consent of any other applicable lender.

        The ABL Facility is senior secured indebtedness of the Company and ranks equal in right of payment with all of the Company's existing and future senior indebtedness and senior in right of payment to all of the Company's existing and future subordinated indebtedness.

        The ABL Facility is guaranteed, on a senior secured basis, by the Subsidiary Guarantors. These guarantees are subject to release under customary circumstances as stipulated in the agreement.

        The ABL Facility is secured by a first-priority security interest in the ABL Priority Collateral, subject to permitted liens.

Prepayments

        The ABL Facility may be prepaid at the Company's option at any time without premium or penalty and will be subject to mandatory prepayment if the outstanding ABL Facility exceeds either the aggregate commitments with respect thereto or the current borrowing base, in an amount equal to such excess. Mandatory prepayments do not result in a permanent reduction of the lenders' commitments under the ABL Facility.

Guarantees

        The Company, and at the Company's option, certain of the Company's subsidiaries, including HD Supply Canada, Inc., a Canadian subsidiary (the "Canadian Borrower"), are the borrowers under the ABL Facility. The Subsidiary Guarantors guarantee the Company's payment obligations under the ABL Facility (and, in the case of Canadian obligations, each direct and indirect wholly-owned Canadian subsidiary, subject to certain exceptions, in each case to the extent otherwise permitted by applicable law, regulation and contractual provision (the "Canadian Guarantors") guarantee the Canadian Borrower's payment obligations under the ABL Facility).

        The Company's obligations under the ABL Facility and the guarantees thereof, are secured in favor of the U.S. ABL collateral agent, by (i) all of the capital stock of the Company, all capital stock of all domestic subsidiaries directly owned by the Company and the Subsidiary Guarantors and 65% of the capital stock of any foreign subsidiary held directly by the Company or any Subsidiary Guarantor (it being understood that a foreign subsidiary holding company will be deemed a foreign subsidiary) and (ii) substantially all other tangible and intangible assets owned by the Company and each Subsidiary Guarantor, in each case to the extent permitted by applicable law and subject to certain exceptions and subject to the priority of liens between the Term Loan Facility, the First Priority Notes, the Second Priority Notes and the ABL Facility.

        The Canadian obligations under the ABL Facility are also secured by liens on substantially all assets of the Canadian Borrower and the Canadian Guarantors, subject to certain exceptions.

Covenants

        The ABL Facility contains a number of covenants that, among other things, limit or restrict the Company's ability and, in certain cases, the Company's subsidiaries to make acquisitions, mergers, consolidations, dividends, and to prepay certain indebtedness (including the First Priority Notes, the Second Priority Notes, the 11.5% Senior Notes, the 7.5% Senior Notes, and the Senior Subordinated Notes), in each case to the extent any such transaction would reduce availability under the ABL Facility below a specified amount.

        In addition, if the Company's specified excess availability (including an amount by which the Company's borrowing base exceeds the existing commitments) under the ABL Facility falls below the greater of $150 million and 10% of the aggregate commitments (a "Liquidity Event"), the Company will be required to maintain a Fixed Charge Coverage Ratio of at least 1.0:1.0, as defined in the ABL Facility.

        The ABL Facility also contains certain affirmative covenants, including financial and other reporting requirements. The Company is in compliance with all such covenants.

Senior Secured Term Loan Facility

        The Term Loan Facility consists of a senior secured Term Loan Facility (the "Term Loan Facility"; the term loan thereunder, the "Term Loan") providing for a Term Loan in an aggregate principal amount of $1,000 million (net of $30 million of original issue discount). The Term Loan Facility also permits the Company to add one or more incremental term loans, revolving or letter of credit facilities of up to $250 million plus a certain amount depending on a secured first lien leverage ratio test included in the Term Loan Facility. The Term Loan bears interest at LIBOR (subject to a floor of 1.25%) plus a borrowing margin of 6.00% or Prime plus a borrowing margin of 5.00% at the Company's election, payable at the end of each calendar quarter with respect to Prime rate draws or at the maturity of each LIBOR draw (unless a draw is for a six-, nine-, or twelve-month period, then interest shall be paid quarterly). The Term Loan amortizes in nominal quarterly installments, beginning September 30, 2012, equal to 0.25% of the original aggregate principal amount of the Term Loan and matures on October 12, 2017; provided that the individual applicable lenders may agree to extend the maturity of their respective Term Loans upon the Company's request and without the consent of any other applicable lender. See Note 17, Subsequent Events—Debt Modification, for information about an amendment to the Term Loan Facility.

        The Term Loan Facility is senior secured indebtedness of the Company and ranks equal in right of payment with all of the Company's existing and future senior indebtedness and senior in right of payment to all of the Company's existing and future subordinated indebtedness.

        The Term Loan Facility is guaranteed, on a senior secured basis, by the Subsidiary Guarantors. These guarantees are subject to release under customary circumstances. The guarantee of each Subsidiary Guarantor is a senior secured obligation of that Subsidiary Guarantor and ranks equal in right of payment with all existing and future senior indebtedness of that Subsidiary Guarantor and senior in right of payment to all existing and future subordinated indebtedness of such Subsidiary Guarantor.

Collateral

        The Term Loan Facility and the related guarantees are secured by a first-priority security interest in the Cash Flow Priority Collateral, subject to permitted liens. In addition, the Term Loan Facility and the related guarantees are secured by a second-priority security interest in the ABL Priority Collateral, subject to permitted liens.

Prepayment

        Prior to the first anniversary of the closing date of the Term Loan Facility, the loans under the Term Loan Facility may not be optionally prepaid. During the second and third years following the closing date of the Term Loan Facility, the Term Loans may be optionally prepaid at a price of 102% and 101%, respectively, of the principal amount being prepaid. On and after the third anniversary of the closing date of the Term Loan Facility, the Term Loans may be prepaid without premium or penalty. Under certain circumstances and subject to certain exceptions, the Term Loan Facility will be subject to mandatory prepayment in an amount equal to:

  •
  100% of the net proceeds (other than those that are used to purchase certain assets or to repay certain other indebtedness) of certain asset sales and certain insurance recovery events; and

  •
  50% of annual excess cash flow for any fiscal year, such percentage to decrease to 0% depending on the attainment of certain secured leverage ratio targets.

        In addition, upon the incurrence of certain events constituting a Change of Control (as defined in the credit agreement governing the Term Loan Facility (the "Term Loan Credit Agreement")), the Company must offer to prepay the Term Loans (unless otherwise repaid) at a price equal to 101% of their principal amount, plus accrued and unpaid interest, if any, to the repayment date.

Guarantee

        The Company is the borrower under the Term Loan Facility. The Subsidiary Guarantors guarantee the Company's payment obligations under the Term Loan Facility.

        The Company's obligations under the Term Loan Facility and the guarantees thereof are secured in favor of the collateral agent by (i) all of the capital stock of the Company, all capital stock of all domestic subsidiaries directly owned by the Company and the Subsidiary Guarantors and 65% of the capital stock of any foreign subsidiary owned directly by the Company or any Subsidiary Guarantors (it being understood that a foreign subsidiary holding company will be deemed a foreign subsidiary) and (ii) substantially all other tangible and intangible assets owned by the Company and each Subsidiary Guarantor, in each case to the extent permitted by applicable law and subject to certain exceptions and subject to the priority of liens between the Term Loan Facility, the First Priority Notes, the Second Priority Notes and the ABL Facility.

Covenants

        The Term Loan Facility contains a number of covenants that, among other things, limit the ability of the Company and its restricted subsidiaries, as described in the Term Loan Credit Agreement, to: incur more indebtedness; pay dividends, redeem stock or make other distributions; make investments; create restrictions on the ability of the Company's restricted subsidiaries to pay dividends to the Company or make other intercompany transfers; create liens securing indebtedness; transfer or sell assets; merge or consolidate; enter into certain transactions with the Company's affiliates; and prepay or amend the terms of certain indebtedness.

        The Term Loan Facility also contains certain affirmative covenants, including financial and other reporting requirements. The Company is in compliance with all such covenants.

Events of Default under the ABL Facility and Term Loan Facility

        The ABL Facility and Term Loan Facility also provide for customary events of default, including non-payment of principal, interest or fees, violation of covenants, material inaccuracy of representations or warranties, specified cross default and cross acceleration to other material indebtedness, certain bankruptcy events, certain ERISA events, material invalidity of guarantees or security interest, material judgments and changes of control.

8 1/8% Senior Secured First Priority Notes due 2019

        The Company issued $950 million of First Priority Notes under an Indenture, dated, and amended, as of April 12, 2012 (the "First Priority Indenture") among the Company, certain subsidiaries of the Company, as guarantors (the "Subsidiary Guarantors"), the Trustee, and the Note Collateral Agent. On August 2, 2012, the Company issued $300 million additional aggregate principal amount of its First Priority Notes (the "Additional Notes") at a premium of 107.5%. The First Priority Notes bear interest at a rate of 8 1/8% per annum and will mature on April 15, 2019. Interest will be paid semi-annually in arrears on April 15th and October 15th of each year, commencing on October 15, 2012.

        The First Priority Notes are senior secured indebtedness of the Company and rank equal in right of payment with all of its existing and future senior indebtedness and senior in right of payment to all of its existing and future subordinated indebtedness.

        The First Priority Notes are guaranteed, on a senior secured basis, by each of the Company's Wholly Owned Domestic Subsidiaries (as defined in the First Priority Indenture), other than an Excluded Subsidiary (as defined in the First Priority Indenture), and by each of the Company's other Domestic Subsidiaries (as defined in the First Priority Indenture) that is a borrower under the ABL Facility or that guarantees payment of indebtedness of the Company under any Credit Facility or Capital Markets Securities (as defined in the First Priority Indenture). These guarantees are subject to release under customary circumstances as stipulated in the First Priority Indenture.

Collateral

        The First Priority Notes and the related guarantees are secured by a first-priority security interest in substantially all of the tangible and intangible assets of the Company and the Subsidiary Guarantors (other than the ABL Priority Collateral, in which the First Priority Notes and the related guarantees have a second priority security interest), including pledges of all Capital Stock of the Company's Restricted Subsidiaries directly owned by the Company and the Subsidiary Guarantors (but only up to 65% of each series of Capital Stock of each direct Foreign Subsidiary owned by the Company or any Subsidiary Guarantor), subject to certain thresholds, exceptions and permitted liens, and excluding any Excluded Assets (as defined in the First Priority Indenture) and Excluded Subsidiary Securities (as defined in the First Priority Indenture) (the "Cash Flow Priority Collateral").

        In addition, the First Priority Notes and the related guarantees are secured by a second-priority security interest in substantially all of the Company's and the Subsidiary Guarantors' present and future assets which secure the Company's obligations under the ABL Facility on a first priority basis, including accounts receivable, inventory and other related assets and all proceeds thereof, subject to permitted liens. Such assets are referred to as the "ABL Priority Collateral." (The Cash Flow Priority Collateral and the ABL Priority Collateral together are referred to herein as the "Collateral.")

Redemption

        The Company may redeem the First Priority Notes, in whole or in part, at any time (1) prior to April 15, 2015, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus the applicable make-whole premium set forth in the First Priority Indenture and (2) on and after April 15, 2015, at the applicable redemption price set forth below (expressed as a percentage of principal amount), plus accrued and unpaid interest, if any, to the relevant redemption date, if redeemed during the 12-month period commencing on April 15 of the year set forth below.

Year	Percentage
2015	106.094%
2016	104.063%
2017	102.031%
2018 and thereafter	100.000%

        In addition, at any time prior to April 15, 2015, the Company may redeem up to 35% of the aggregate principal amount of the First Priority Notes with the proceeds of certain equity offerings at a redemption price of 108.125% of the principal amount in respect of the First Priority Notes being redeemed, plus accrued and unpaid interest to the redemption date, provided, however, that if the First Priority Notes are redeemed, an aggregate principal amount of First Priority Notes equal to at least 50% of the original aggregate principal amount of First Priority Notes must remain outstanding immediately after each such redemption of First Priority Notes.

11% Senior Secured Second Priority Notes due 2020

        The Company issued $675 million aggregate principal amount of Second Priority Notes under an Indenture, dated, and amended, as of April 12, 2012 (the "Second Priority Indenture"), among the Company, the Subsidiary Guarantors, the Trustee, and the Note Collateral Agent. The Second Priority Notes bear interest at a rate of 11% per annum and will mature on April 15, 2020. Interest will be paid semi-annually in arrears on April 15th and October 15th of each year, commencing on October 15, 2012.

        The Second Priority Notes are senior secured indebtedness of the Company and rank equal in right of payment with all of the Company's existing and future senior indebtedness and senior in right of payment to all of the Company's existing and future subordinated indebtedness.

        The Second Priority Notes are guaranteed, on a senior secured basis, by each of the Company's Wholly Owned Domestic Subsidiaries (as defined in the Second Priority Indenture), other than an Excluded Subsidiary (as defined in the Second Priority Indenture), and by each of the Company's other Domestic Subsidiaries (as defined in the Second Priority Indenture) that is a borrower under the ABL Facility or that guarantees payment of indebtedness of the Company under any Credit Facility or Capital Markets Securities (as defined in the Second Priority Indenture). These guarantees are subject to release under customary circumstances as stipulated in the Second Priority Indenture.

Collateral

        The Second Priority Notes and the related guarantees are secured by a second-priority security interest in the Cash Flow Priority Collateral, subject to permitted liens. In addition, the Second Priority Notes and the related guarantees are secured by a third-priority security interest in the ABL Priority Collateral, subject to permitted liens.

Redemption

        The Company may redeem the Second Priority Notes, in whole or in part, at any time (1) prior to April 15, 2016, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus the applicable make-whole premium set forth in the Second Priority Indenture and (2) on and after April 15, 2016, at the applicable redemption price set forth below (expressed as a percentage of principal amount), plus accrued and unpaid interest, if any, to the relevant redemption date, if redeemed during the 12-month period commencing on April 15 of the year set forth below.

Year	Percentage
2016	105.500%
2017	102.750%
2018 and thereafter	100.000%

        In addition, at any time prior to April 15, 2015, the Company may redeem up to 35% of the aggregate principal amount of the Second Priority Notes with the proceeds of certain equity offerings at a redemption price of 111.000% of the principal amount in respect of the Second Priority Notes being redeemed, plus accrued and unpaid interest to the redemption date, provided, however, that if the Second Priority Notes are redeemed, an aggregate principal amount of Second Priority Notes equal to at least 50% of the original aggregate principal amount of Second Priority Notes must remain outstanding immediately after each such redemption of Second Priority Notes.

11.5% Senior Unsecured Notes due 2020

        The Company issued $1,000 million aggregate principal amount of 11.5% Senior Notes under an Indenture, dated, and amended, as of October 15, 2012 ("11.5% Senior Notes Indenture") among the Company, certain subsidiaries of the Company as guarantors (the "Subsidiary Guarantors") and the Trustee. The 11.5% Senior Notes bear interest at a rate of 11.5% per annum and will mature on July 15, 2020. Interest will be paid semi-annually in arrears on April 15th and October 15th of each year, commencing on April 15, 2013.

        The 11.5% Senior Notes are unsecured senior indebtedness of the Company and rank equal in right of payment with all of the Company's existing and future senior indebtedness, senior in right of payment to all of the Company's existing and future subordinated indebtedness, and effectively subordinated to all of the Company's existing and future secured indebtedness, including, without limitation, indebtedness under the Senior Credit Facilities, the First Priority Notes and the Second Priority Notes, to the extent of the value of the collateral securing such indebtedness.

        The 11.5% Senior Notes are guaranteed, on a senior unsecured basis, by each of the Company's direct and indirect domestic existing and future subsidiaries that is a wholly owned domestic subsidiary (other than certain excluded subsidiaries), and by each other domestic subsidiary that is a borrower under the ABL Facility or that guarantees the Company's obligations under any credit facility or capital markets securities. These guarantees are subject to release under customary circumstances as stipulated in the 11.5% Senior Notes Indenture.

Redemption

        The Company may redeem the 11.5% Senior Notes, in whole or in part, at any time (1) prior to October 15, 2016, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus the applicable make-whole premium set forth in the 11.5% Senior Notes Indenture and (2) on and after October 15, 2016, at the applicable redemption price set forth below (expressed as a percentage of principal amount), plus accrued and unpaid interest, if any, to the relevant redemption date, if redeemed during the 12-month period commencing on October 15 of the year set forth below.

Year	Percentage
2016	105.750%
2017	102.875%
2018 and thereafter	100.000%

        In addition, at any time prior to October 15, 2015, the Company may redeem up to 35% of the aggregate principal amount of the 11.5% Senior Notes with the proceeds of certain equity offerings at a redemption price of 111.50% of the principal amount in respect of the 11.5% Senior Notes being redeemed, plus accrued and unpaid interest to the redemption date, provided, however, that if the 11.5% Senior Notes are redeemed, an aggregate principal amount of the 11.5% Senior Notes equal to at least 50% of the original aggregate principal amount of the 11.5% Senior Notes must remain outstanding immediately after each such redemption of the 11.5% Senior Notes.

7.5% Senior Unsecured Notes due 2020

        The Company issued $1,275 million aggregate principal amount of 7.5% Senior Notes under an Indenture, dated, and amended, as of February 1, 2013 ("7.5% Senior Notes Indenture") among the Company, certain subsidiaries of the Company as guarantors (the "Subsidiary Guarantors") and the Trustee. The 7.5% Senior Notes bear interest at a rate of 7.5% per annum and will mature on July 15, 2020. Interest will be paid semi-annually in arrears on April 15th and October 15th of each year, commencing on April 15, 2013.

        The 7.5% Senior Notes are unsecured senior indebtedness of the Company and rank equal in right of payment with all of the Company's existing and future senior indebtedness, senior in right of payment to all of the Company's existing and future subordinated indebtedness, and effectively subordinated to all of the Company's existing and future secured indebtedness, including, without limitation, indebtedness under the Senior Credit Facilities, the First Priority Notes and the Second Priority Notes, to the extent of the value of the collateral securing such indebtedness.

        The 7.5% Senior Notes are guaranteed, on a senior unsecured basis, by each of the Company's direct and indirect domestic existing and future subsidiaries that is a wholly owned domestic subsidiary (other than certain excluded subsidiaries), and by each other domestic subsidiary that is a borrower under the ABL Facility or that guarantees the Company's obligations under any credit facility or capital markets securities. These guarantees are subject to release under customary circumstances as stipulated in the 7.5% Senior Notes Indenture.

Redemption

        The Company may redeem the 7.5% Senior Notes, in whole or in part, at any time (1) prior to October 15, 2016, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus the applicable make-whole premium set forth in the 7.5% Senior Notes Indenture and (2) on and after October 15, 2016, at the applicable redemption price set forth below (expressed as a percentage of principal amount), plus accrued and unpaid interest, if any, to the relevant redemption date, if redeemed during the 12-month period commencing on October 15 of the year set forth below.

Year	Percentage
2016	103.750%
2017	101.875%
2018 and thereafter	100.000%

        In addition, at any time prior to October 15, 2015, the Company may redeem up to 35% of the aggregate principal amount of the 7.5% Senior Notes with the proceeds of certain equity offerings at a redemption price of 107.50% of the principal amount in respect of the 7.5% Senior Notes being redeemed, plus accrued and unpaid interest to the redemption date, provided, however, that if the 7.5% Senior Notes are redeemed, an aggregate principal amount of the 7.5% Senior Notes equal to at least 50% of the original aggregate principal amount of the 7.5% Senior Notes must remain outstanding immediately after each such redemption of the 7.5% Senior Notes.

14.875% Senior Unsecured Notes due 2020

        The Company issued approximately $757 million aggregate principal amount (net of $30 million of original issue discount) of 14.875% Senior Notes under an Indenture, dated as of April 12, 2012 (the "14.875% Senior Notes Indenture"), among the Company, the Subsidiary Guarantors and Wilmington Trust, National Association, as Trustee to investment funds associated with Bain Capital Partners, LLC, Carlyle Investment Management, LLC and Clayton, Dubilier & Rice, LLC, the Equity Sponsors. The 14.875% Senior Notes bore interest at a rate of 14.875% per annum and were scheduled to mature on October 12, 2020. Interest was to be paid semi-annually in arrears on each April 12th and October 12th through maturity, commencing on October 12, 2012, except that the first eleven payment periods through October 2017 were to be paid in kind ("PIK") and therefore increase the balance of the outstanding indebtedness rather than paid in cash. On October 12, 2012, the Company made a PIK payment of $56 million, increasing the outstanding principal balance to approximately $813 million.

        The Company was permitted to redeem the 14.875% Senior Notes, in whole or in part, at any time prior to April 12, 2015, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus the applicable make-whole premium set forth in the 14.875% Senior Notes Indenture. On February 1, 2013, the Company repurchased the 14.875% Senior Notes in accordance with the redemption provisions of the 14.875% Senior Notes Indenture.

10.5% Senior Subordinated Notes due 2021

        The Company issued $950 million aggregate principal amount of 10.5% Senior Subordinated Notes due 2021 ("Senior Subordinated Notes") under an Indenture, dated as of January 16, 2013 ("Senior Subordinated Notes Indenture") among the Company, certain subsidiaries of the Company as guarantors (the "Subsidiary Guarantors") and the Trustee. The Senior Subordinated Notes bear interest at a rate of 10.5% per annum and will mature on January 15, 2021. Interest will be paid semi-annually in arrears on April 15th and October 15th of each year, commencing on April 15, 2013.

        The Senior Subordinated Notes are unsecured senior subordinated indebtedness of the Company and rank subordinated in right of payment to all the Company's existing and future senior indebtedness, equal in right of payment with all of the Company's existing and future senior subordinated indebtedness, and effectively subordinated to all of the Company's existing and future secured indebtedness, including, without limitation, indebtedness under the Senior Credit Facilities, the First Priority Notes and the Second Priority Notes, to the extent of the value of the collateral securing such indebtedness.

        The Senior Subordinated Notes are guaranteed, on an unsecured senior subordinated basis, by each of the Company's direct and indirect domestic existing and future subsidiaries that is a wholly owned domestic subsidiary (other than certain excluded subsidiaries), and by each other domestic subsidiary that is a borrower under the ABL Facility or that guarantees the Company's obligations under any credit facility or capital markets securities. These guarantees are subject to release under customary circumstances as stipulated in the Senior Subordinated Notes Indenture.

Redemption

        The Company may redeem the Senior Subordinated Notes, in whole or in part, at any time (1) prior to January 15, 2016, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus the applicable make-whole premium set forth in the Senior Subordinated Notes Indenture and (2) on and after January 15, 2016, at the applicable redemption price set forth below (expressed as a percentage of principal amount), plus accrued and unpaid interest, if any, to the relevant redemption date, if redeemed during the 12-month period commencing on January 15 of the years set forth below.

Year	Percentage
2016	107.875%
2017	105.250%
2018	102.625%
2019 and thereafter	100.000%

        In addition, at any time after July 31, 2013 and on or before July 31, 2014, the Company may also redeem up to 100% of the aggregate principal amount of the Senior Subordinated Notes with funds in an equal aggregate amount not exceeding the aggregate proceeds of certain qualified public equity offerings at a redemption price (expressed as a percentage of principal amount) of (x) if such redemption occurs on or prior to January 31, 2014, 103% and (y) if such redemption occurs after January 31, 2014 and on or prior to July 31, 2014, 102%, in each case plus accrued and unpaid interest, if any, to the redemption date; provided, however, that if less than 100% of the Senior Subordinated Notes are to be redeemed in any qualified public offering redemption, at least 33.33% of the original aggregate principal amount of Senior Subordinated Notes must remain outstanding immediately after giving effect to such qualified public offering redemption.

        In addition to the foregoing, at any time prior to January 15, 2016, the Company may redeem up to 35% of the aggregate principal amount of the Senior Subordinated Notes with the proceeds of certain equity offerings at a redemption price of 110.50% of the principal amount in respect of the Senior Subordinated Notes being redeemed, plus accrued and unpaid interest to the redemption date, provided, however, that if the Senior Subordinated Notes are redeemed, an aggregate principal amount of Senior Subordinated Notes equal to at least 50% (or 35% if any redemption in connection with certain qualified public equity offerings shall have been consummated) of the original aggregate principal amount of Senior Subordinated Notes must remain outstanding immediately after each such redemption of Senior Subordinated Notes.

First Priority Notes and Second Priority Notes (collectively the "Priority Notes"), 11.5% Senior Notes and 7.5% Senior Notes (collectively the "Senior Notes"), and Senior Subordinated Notes

Offer to Repurchase

        In the event of certain events that constitute a Change of Control (as defined in the First Priority Indenture and Second Priority Indenture, collectively the "Priority Indentures," the 11.5% Senior Notes Indentures and the 7.5% Senior Notes Indentures, collectively the "Senior Indentures," and the Senior Subordinated Notes Indenture), the Company must offer to repurchase all of the Priority Notes, Senior Notes, and Senior Subordinated Notes (unless otherwise redeemed) at a price equal to 101% of their principal amount, plus accrued and unpaid interest, if any, to the repurchase date. If the Company sells assets under certain circumstances, the Company must use the proceeds to make an offer to purchase the Priority Notes, Senior Notes, and Senior Subordinated Notes at a price equal to 100% of their principal amount, plus accrued and unpaid interest, if any, to the date of purchase.

Covenants

        The Priority Indentures, Senior Indentures, and Senior Subordinated Notes Indenture contain covenants that, among other things, limit the ability of the Company and its restricted subsidiaries to: incur more indebtedness; pay dividends, redeem stock or make other distributions; make investments; create restrictions on the ability of the Company's restricted subsidiaries to pay dividends to the Company or make other intercompany transfers; create liens securing indebtedness; transfer or sell assets; merge or consolidate; and enter into certain transactions with the Company's affiliates. Most of these covenants will cease to apply for so long as the Priority Notes, Senior Notes, and Senior Subordinated Notes have investment grade ratings from both Moody's Investment Services, Inc. and Standard & Poor's. The Company is in compliance with all such covenants.

Events of Default

        The Priority Indentures, Senior Indentures, and Senior Subordinated Notes Indenture also provide for events of default, which, if any of them occurs, would permit or require the principal, premium, if any, interest and other monetary obligations on all the then outstanding Priority Notes, Senior Notes, and Senior Subordinated Notes to be due and payable immediately. The Priority Indentures, Senior Indentures, and Senior Subordinated Notes also provide for specified cross default and cross acceleration to other material indebtedness.

Registration Rights Agreements

        The 11.5% Senior Notes and the guarantees have not been registered under the Securities Act of 1933, as amended (the "Securities Act"). The Company has agreed to make an offer to exchange the 11.5% Senior Notes for registered, publicly tradable notes that have substantially identical terms as the 11.5% Senior Notes within 270 days following the original issue date of the 11.5% Senior Notes. The Company is obligated to pay additional interest, up to a maximum additional interest rate of 0.50% per annum, on the 11.5% Senior Notes if the exchange offer has not been completed within 360 days following the original issue date of the 11.5% Senior Notes.

        The Priority Notes and the guarantees have not been registered under the Securities Act. The Company has agreed to make an offer to exchange the Priority Notes for registered, publicly tradable notes that have substantially identical terms as the Priority Notes within 270 days following the original issue date of the Priority Notes. The Company is obligated to pay additional interest, up to a maximum additional interest rate of 0.50% per annum, on the Priority Notes if the exchange offer has not been completed within 360 days following the original issue date of the Priority Notes.

        On January 31, 2013, the Company filed a registration statement on Form S-4/A with the SEC in accordance with the registration rights agreements relating to the 11.5% Senior Notes and Priority Notes. On January 31, 2013, the registration statement was declared effective by the SEC. See Note 17, Subsequent Events—Exchange Offers, for additional information regarding this exchange offer.

        The Senior Subordinated Notes and the guarantees have not been registered under the Securities Act. The Company has agreed to make an offer to exchange the Senior Subordinated Notes for registered, publicly tradable notes that have substantially identical terms as the Senior Subordinated Notes within 270 days following the original issue date of the Senior Subordinated Notes. The Company is obligated to pay additional interest, up to a maximum additional interest rate of 0.50% per annum, on the Senior Subordinated Notes if the exchange offer has not been completed within 360 days following the original issue date of the Senior Subordinated Notes.

        On January 31, 2013, the Company filed a registration statement on Form S-4/A with the SEC in accordance with the registration rights agreements relating to the Senior Subordinated Notes. On January 31, 2013, the registration statement was declared effective by the SEC. See Note 17, Subsequent Events—Exchange Offers, for additional information regarding this exchange offer.

        The 7.5% Senior Notes and the guarantees have not been registered under the Securities Act of 1933, as amended. The Company has agreed to make an offer to exchange the 7.5% Senior Notes for registered, publicly tradable notes that have substantially identical terms as the 7.5% Senior Notes within 270 days following the original issue date of the 7.5% Senior Notes. The Company is obligated to pay additional interest, up to a maximum additional interest rate of 0.50% per annum, on the 7.5% Senior Notes if the exchange offer has not been completed within 360 days following the original issue date of the 7.5% Senior Notes.

Old Senior Subordinated Notes

        On August 30, 2007, the Company issued $1,300 million aggregate principal amount of Senior Subordinated Notes due 2015 bearing interest at a rate of 13.5% (the "Old Senior Subordinated Notes"). Interest payments were due each March 1st and September 1st through maturity except that the first eight payment periods through September 2011 were paid in kind ("PIK") and therefore increased the balance of the outstanding indebtedness rather than paid in cash.

        On May 15, 2012, the Company repurchased $1 million aggregate principal of its Old Senior Subordinated Notes at a price of 97% plus accrued interest. On November 8, 2012, the Company redeemed $930 million aggregate principal of its outstanding Old Senior Subordinated Notes at a price of 103.375% plus $23 million of accrued interest. As of February 3, 2013, $889 million of the Company's Old Senior Subordinated Notes remained outstanding. On January 9, 2013, the Company issued a notice of redemption, subject to the required thirty-day notification period, to redeem all of the remaining $889 million aggregate principal outstanding of Old Senior Subordinated Notes. See Note 17, Subsequent Events—Debt Redemption.

Debt Maturities

        Maturities of long-term debt outstanding, in principal amounts, at February 3, 2013 are summarized below (amounts in millions):

	Fiscal Year
	2013(1)	2014	2015	2016	2017	Thereafter	Total
Principal maturities	$899	$10	$10	$10	$1,255	$5,150	$7,334
(1)
Includes $889 million of the Company's Old Senior Subordinated Notes due 2015. On January 9, 2013, the Company issued a notice of redemption, subject to the required thirty-day notification period, to redeem all of the remaining $889 million outstanding Old Senior Subordinated Notes. See Note 17, Subsequent Events—Debt Redemption.

FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 5 — FAIR VALUE MEASUREMENTS

The fair value measurements and disclosure principles of GAAP (ASC 820, Fair Value Measurements and Disclosures) define fair value, establish a framework for measuring fair value and provide disclosure requirements about fair value measurements.  These principles define a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly;

Level 3 — Unobservable inputs in which little or no market activity exists.

The Company’s financial instruments that are not reflected at fair value on the balance sheet were as follows as of August 4, 2013 and February 3, 2013 (amounts in millions):

	As of August 4, 2013		As of February 3, 2013
	Recorded Amount(1)	Estimated Fair Value	Recorded Amount(1)	Estimated Fair Value
Senior ABL Facility	$500	$488	$300	$292
Term Loans and Notes	5,190	5,737	7,034	7,573
Total	$5,690	$6,225	$7,334	$7,865

(1) These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets. These amounts do not include any related discounts or premiums.

The Company utilized Level 2 inputs, as defined in the fair value hierarchy, to measure the fair value of the long-term debt.  Management’s fair value estimates were based on quoted prices for recent trades of HDS’s  long-term debt, recent similar credit facilities initiated by companies with like credit quality in similar industries, quoted prices for similar instruments, and inquiries with certain investment communities.

NOTE 7—FAIR VALUE MEASUREMENTS

        The fair value measurements and disclosure principles of U.S. GAAP (ASC 820, Fair Value Measurements and Disclosures) define fair value, establish a framework for measuring fair value and provide disclosure requirements about fair value measurements. These principles define a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—	Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2—	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly;
Level 3—	Unobservable inputs in which little or no market activity exists.

        The Company's financial instruments that are not reflected at fair value on the balance sheet were as follows (amounts in millions):

	As of February 3, 2013		As of January 29, 2012
	Recorded Amount(1)	Estimated Fair Value(1)	Recorded Amount(1)	Estimated Fair Value(1)
ABL Facility	$300	$292	$—	$—
Term Loans and Notes	7,034	7,573	5,462	5,070

Total	$7,334	$7,865	$5,462	$5,070

(1)
These amounts do not include accrued interest; accrued interest is classified as Other current liabilities and Other liabilities in the accompanying Consolidated Balance Sheets. These amounts do not include any related discounts and premiums.

        The Company utilized Level 2 inputs, as defined in the fair value hierarchy, to measure the fair value of the long-term debt. The Old Term Loans outstanding as of January 29, 2012 were guaranteed by Home Depot. Therefore, management's estimates of fair value for the Old Term Loans were based on a review of the fair value of debt issued by companies with similar credit ratings as Home Depot. For all of the Company's other debt instruments, management's fair value estimates were based on recent similar credit facilities initiated by companies with like credit quality in similar industries, quoted prices for similar instruments, and inquiries with certain investment communities.

STOCK-BASED COMPENSATION	6 Months Ended
Aug. 04, 2013
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

NOTE 6—STOCK-BASED COMPENSATION

        On June 26, 2013, the Board of Directors and shareholders of Holdings approved the HD Supply Holdings, Inc. 2013 Omnibus Incentive Plan (the "Plan"). The Plan provides for stock-based awards to employees, consultants and directors, including stock options, stock purchase rights, restricted stock, restricted stock units, deferred stock units, performance shares, performance units, stock appreciation rights, dividend equivalents and other stock-based awards. The Plan replaces and succeeds the HDS Investment Holding, Inc. Stock Incentive Plan, as amended effective April 11, 2011 (the "Stock Incentive Plan"), and, from and after June 26, 2013, no further awards will be made under the Stock Incentive Plan. On July 2, 2013, Holdings registered 12.5 million shares for issuance pursuant to awards under the Plan and registered 14,818,000 shares for issuance pursuant to outstanding awards under the Stock Incentive Plan as of June 26, 2013.

        In connection with Holdings' initial public offering, HD Supply granted an aggregate 929,900 options to its senior management. The options have an exercise price of $18.00, vest on the third anniversary of the June 26, 2013 grant date, and have an estimated fair value of $10.25 per option. The Company expects to record approximately $9 million of stock-based compensation for the options over the options' vesting period.

        On June 26, 2013, HD Supply granted an aggregate 331,431 shares of restricted stock to certain employees. The restricted stock vests in five equal annual installments on each of the first through fifth anniversaries of May 9, 2013. The Company expects to record approximately $6 million of stock-based compensation for the restricted stock over the restricted stock's vesting period.

        On July 2, 2013, HD Supply's non-employee directors were awarded an aggregate 41,031 restricted stock units ("RSUs") pursuant to HD Supply's Board of Director Compensation Policy that became effective on the consummation of Holdings' initial public offering on July 2, 2013. The RSUs vest on the earlier of (i) the first anniversary of the grant date or (ii) the date of the Company's next annual meeting after the grant date. On a date selected by the Company that is within thirty days following the vesting date, vested RSUs will be settled into an equal number of shares of the Company's common stock, unless the director has elected to defer settlement of the RSU until termination of board service, in which case the award will be settled at service termination. The Company expects to record less than $1 million of stock-based compensation for the RSUs over the RSU's vesting period.

INCOME TAXES	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
INCOME TAXES
INCOME TAXES

NOTE 7—INCOME TAXES

        As of August 4, 2013, the Company's combined federal, state and foreign effective tax rate for continuing operations for fiscal 2013 is a 36.8% provision, reflecting the impact of increasing the U.S. valuation allowance, increasing the deferred tax liability for U.S. goodwill amortization for tax purposes, and the accrual of income taxes for foreign and certain state jurisdictions. The Company's effective tax rate will vary based on a variety of factors, including overall profitability, the geographical mix of income before taxes and the related tax rates in the jurisdictions where it operates, restructuring and other charges, as well as discrete events, such as acquisitions and settlements of audits. The Company is subject to audits and examinations of its tax returns by tax authorities in various jurisdictions, including the Internal Revenue Service (the "IRS"). Management regularly assesses the likelihood of adverse outcomes resulting from these examinations to determine the adequacy of provisions for income taxes.

        With regard to the increase in the valuation allowance and the impact the valuation allowance had on income tax expense, the valuation allowance was directly impacted by the increasing of the deferred tax liability for U.S. goodwill amortization for tax purposes. The deferred tax liability related to the Company's U.S. tax deductible goodwill is considered a liability related to an asset with an indefinite life. Therefore, the deferred tax liability does not amortize and is not available as a source of taxable income to support the realization of deferred tax assets created by other deductible temporary timing differences. The Company does not believe it is "more likely than not" it will realize its U.S. deferred tax assets equal to the deferred liability created by tax deductible goodwill and therefore, the Company was required to record an additional tax expense to increase its deferred tax asset valuation allowance. During the three and six months ended August 4, 2013, the impact of the tax amortization of the indefinite lived intangibles increased income tax expense by $9 million and $46 million, respectively.

        As of February 3, 2013, the Company's unrecognized tax benefits in accordance with the income taxes principles of U.S. GAAP (ASC 740, Income Taxes) were $193 million. During the six months ended August 4, 2013, the balance for unrecognized tax benefits decreased $1 million as result of state audit settlements for tax positions in a prior period. As of August 4, 2013, the Company's unrecognized tax benefits were $192 million. During the three and six months ended August 4, 2013, the gross accrual for interest related to unrecognized tax benefits increased $3 million and $5 million, respectively, as a result of interest accruals on tax positions in a prior period. The Company's ending net accrual for interest related to unrecognized tax benefits as of February 3, 2013 was $22 million and increased to $24 million as of August 4, 2013.

        During fiscal year 2010, the Company determined that it did not meet the "more likely than not" standard that substantially all of its net U.S. deferred tax assets would be realized and therefore, the Company established a valuation allowance for its net U.S. deferred tax assets. With regard to the U.S., the Company continues to believe that a full valuation allowance is needed against the majority of its net deferred tax assets. As of August 4, 2013, the Company's U.S. valuation allowance was $1,030 million and the Company expects to continue to add to its gross deferred tax assets for anticipated net operating losses.

        See Note 9, Commitments and Contingencies, for discussion of the Internal Revenue Service audit of the Company's U.S. federal income tax returns.

NOTE 8—INCOME TAXES

        The components of Income (Loss) from Continuing Operations before Provision (Benefit) for Income Taxes are as follows (amounts in millions):

	Fiscal Year Ended
	February 3, 2013	January 29, 2012	January 30, 2011
United States	$(1,210)	$(503)	$(606)
Foreign	14	19	21

Total	$(1,196)	$(484)	$(585)

        The Provision (Benefit) for Income Taxes consisted of the following (amounts in millions):

	Fiscal Year Ended
	February 3, 2013	January 29, 2012	January 30, 2011
Current:
Federal	$—	$—	$—
State	3	3	2
Foreign	2	—	6

	5	3	8
Deferred:
Federal	(3)	64	12
State	(1)	6	4
Foreign	—	(5)	4
Foreign realization of tax deductible goodwill from prior acquisitions	2	11	—

	(2)	76	20

Total	$3	$79	$28

        The Company's combined federal, state and foreign effective tax rate for continuing operations for fiscal 2012, fiscal 2011, and fiscal 2010 was approximately (0.2%), (16.4%), and (4.8%), respectively.

        The Company's effective tax rate will vary based on a variety of factors, including overall profitability, the geographical mix of income before taxes and the related tax rates in the jurisdictions where it operates, restructuring and other one-time charges, as well as discrete events, such as settlements of future audits. The Company's fiscal 2012, fiscal 2011 and fiscal 2010 effective tax rates were significantly impacted by the recording of a valuation allowance on its net U.S. deferred tax assets. The fiscal 2012 and fiscal 2011 valuation allowance was directly impacted by the increasing of the deferred tax liability for U.S. goodwill amortization for tax purposes. The deferred tax liability related to the Company's U.S. tax deductible goodwill must be considered as a liability related to an asset with an indefinite life. Therefore, the deferred tax liability does not amortize and is not available as a source of taxable income to support the realization of deferred tax assets created by other deductible temporary timing differences.

        The fiscal 2012 effective tax rate was also impacted by the goodwill impairment of an indefinite life intangible asset for book purposes. The fiscal 2012 goodwill impairment created a deferred tax asset which reduced the fiscal 2012 tax expense by decreasing the deferred tax liability associated with indefinite life intangibles which prior to the impairment could not serve as a source of taxable income. In addition, the tax expense for fiscal 2012 was also reduced by an adjustment to the Company's valuation allowance as a result of the acquisition of additional deferred tax liabilities in conjunction with the Peachtree acquisition.

        The reconciliation of the provision (benefit) for income taxes from continuing operations at the federal statutory rate of 35% to the actual tax provision (benefit) for fiscal 2012, fiscal 2011, and fiscal 2010 is as follows (amounts in millions):

	Fiscal Year Ended
	February 3, 2013	January 29, 2012	January 30, 2011
Income taxes at federal statutory rate	$(419)	$(169)	$(205)
State income taxes, net of federal income tax benefit	(53)	(24)	(15)
Non-deductible goodwill impairment	17	—	—
Non-deductible interest	14	15	13
Valuation allowance	442	259	228
Adjustments to tax reserves	(1)	12	4
Other, net	3	(14)	3

Total provision (benefit)	$3	$79	$28

        The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of February 3, 2013 and January 29, 2012 were as follows (amounts in millions):

	February 3, 2013	January 29, 2012
Current:
Deferred Tax Assets:
Interest	$131	$33
Allowance for doubtful accounts	9	12
Inventory	37	49
Accrued compensation	1	3
Accrued self-insurance liabilities	5	5
Restructuring liabilities	4	7
Other accrued liabilities	23	27
Valuation allowance	(167)	(76)

Current deferred tax assets	43	60
Deferred Tax Liabilities:
Prepaid expense	$(1)	$(1)

Current deferred tax liabilities	(1)	(1)
Noncurrent:
Deferred Tax Assets:
Interest	$—	$236
Accrued compensation	33	27
Accrued self-insurance liabilities	13	15
Other accrued liabilities	7	8
Deferred revenue	8	8
Restructuring liabilities	29	32
Net operating loss	830	374
Net capital loss carryforward	—	10
Fixed assets	23	16
Other	22	21
Valuation allowance	(758)	(415)

Noncurrent deferred tax assets	207	332
Deferred Tax Liabilities:
Deferred Financing Costs	$(8)	$(24)
Software costs	(25)	(23)
Intangible assets	(193)	(316)
Income from discharge of indebtedness	(80)	(80)

Noncurrent deferred tax liabilities	(306)	(443)

Deferred tax assets (liabilities), net	$(57)	$(52)

        The Company reported $6 million of long-term deferred tax assets related to its Canadian business within other assets on its balance sheet.

        In fiscal 2012, the Company recorded a valuation allowance on its total U.S. operations of $434 million of which $442 million related to continuing operations which was reduced by $8 million for discontinued operations. In fiscal 2011, the Company recorded a valuation allowance on its total U.S. operations of $252 million of which $259 million related to continuing operations which was reduced by $7 million for discontinued operations. In fiscal 2010, the Company recorded a valuation allowance on its total U.S. operations of $230 million of which $228 million related to continuing operations and $2 million related to discontinued operations. The Company records a valuation allowance when it is "more likely than not" that some portion or all of the deferred income tax assets will not be realized. In reaching this determination, the Company considers the future reversals of taxable temporary differences, future taxable income, exclusive of taxable temporary differences and carryforwards, taxable income in prior carryback years and tax planning strategies.

        During the first quarter of fiscal 2010, the Company designated the undistributed earnings of certain aspects of its foreign operations as not permanently reinvested. In fiscal 2012, the Company repatriated $29 million of cash which resulted in $3 million of income tax expense in the U.S. In fiscal 2011, the Company did not repatriate cash from its foreign operations to the U.S. If the company had repatriated cash to the U.S., no additional income tax expense would have been generated. In fiscal 2010, the Company repatriated $33 million of cash which resulted in $2 million of income tax expense in the U.S. In general, to the extent the Company's financial reporting book basis over tax basis of a foreign subsidiary exceeds the cash available for repatriation, deferred taxes have not been provided for, as they are essentially permanent in duration. If these amounts were not considered reinvested, it is estimated that no additional deferred taxes would have been provided for.

        As of February 3, 2013, the Company has tax-effected U.S. federal net operating loss carryforwards of $636 million which expire beginning in fiscal 2029. The Company also has $158 million of tax effected state net operating loss carryfowards which expire in various years between fiscal 2013 and fiscal 2030. During fiscal 2012, the Company generated a capital gain from the sale of the IPVF business. The capital gain allowed the Company to fully utilize the fiscal 2011 capital loss carryforward of $10 million associated with the Company's exit from the Plumbing business. The future utilization of the Company's net operating loss carryforwards could be limited if the Company experiences an "ownership change," as defined in Section 382 of the Internal Revenue Code of 1986, as amended. In general, an ownership change may result from transactions increasing the aggregate ownership of certain persons (or groups of persons) in the Company's stock by more than 50 percentage points over a testing period (generally 3 years).

        There was no net income tax benefit or expense included in discontinued operations in fiscal 2012, fiscal 2011 or fiscal 2010.

        Federal, state and foreign income taxes net receivable (payable) total zero and $4 million as of February 3, 2013 and January 29, 2012, respectively.

Accounting for uncertain tax positions

        The Company follows the U.S. GAAP guidance for uncertain tax positions within ASC 740, Income Taxes. ASC 740 requires application of a "more likely than not" threshold to the recognition and de-recognition of tax positions. It further requires that a change in judgment related to prior years' tax positions be recognized in the quarter of such change. A reconciliation of the beginning and ending amount of unrecognized tax benefits for continuing operations for fiscal 2012, fiscal 2011, and fiscal 2010 is as follows (amounts in millions):

	Fiscal Year Ended
	February 3, 2013	January 29, 2012	January 30, 2011
Unrecognized Tax Benefits beginning of period	$196	$192	$190
Gross increases for tax positions in current period	—	—	1
Gross increases for tax positions in prior period	2	6	4
Gross decreases for tax positions in prior period	0	—	—
Settlements	(1)	(1)	(3)
Lapse of statutes	(4)	(1)	—

Unrecognized Tax Benefits end of period	$193	$196	$192

        There are $193 million, $196 million, and $192 million of unrecognized tax benefits included in the balance at February 3, 2013, January 29, 2012, and January 30, 2011, respectively, whose resolution could affect the annual effective income tax rate.

        The Company accrued $3 million, $5 million, and $2 million of net interest and penalties related to unrecognized tax benefits for fiscal 2012, fiscal 2011, and fiscal 2010, respectively. The Company's ending net accrual for interest and penalties related to unrecognized tax benefits at February 3, 2013, January 29, 2012, and January 30, 2011 was $22 million, $19 million, and $14 million, respectively. The Company's accounting policy is to classify interest and penalties as components of income tax expense. Accrued interest and penalties from unrecognized tax benefits are included as a component of other liabilities on the Consolidated Balance Sheet.

        The Company is subject to audits and examinations of its tax returns by tax authorities in various jurisdictions, including the Internal Revenue Service ("IRS"). Management regularly assesses the likelihood of adverse outcomes resulting from these examinations to determine the adequacy of provisions for income taxes. Certain of the Company's tax years 2006 and forward remain open for audit by the IRS and various state governments. The Company does not anticipate any significant changes in its unrecognized tax benefits over the next twelve months.

        See Note 13, Commitments and Contingencies, for discussion on the IRS audit of the Company's U.S. federal income tax returns.

SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION
SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION

NOTE 8—SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION

Receivables

        Receivables as of August 4, 2013 and February 3, 2013 consisted of the following (amounts in millions):

	August 4, 2013	February 3, 2013
Trade receivables, net of allowance for doubtful accounts	$1,136	$926
Vendor rebate receivables	67	66
Other receivables	18	16

Total receivables, net	$1,221	$1,008

Other Current Liabilities

        Other current liabilities as of August 4, 2013 and February 3, 2013 consisted of the following (amounts in millions):

	August 4, 2013	February 3, 2013
Accrued interest	$118	$147
Accrued non-income taxes	38	34
Other	110	110

Total other current liabilities	$266	$291

Supplemental Cash Flow Information

        Cash paid for interest in the six months ended August 4, 2013 and July 29, 2012 was $304 million and $351 million, respectively. Additionally, during first quarter 2013, the Company paid $364 million of original issue discounts and paid-in-kind ("PIK") interest related to the extinguishments of $889 million of 2007 Senior Subordinated Notes and a portion of the Term Loans.

        Cash paid for income taxes, net of refunds, in the six months ended August 4, 2013 and July 29, 2012 was approximately $5 million and $2 million, respectively.

NOTE 11—SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION

Receivables

        Receivables as of February 3, 2013 and January 29, 2012 consisted of the following (amounts in millions):

	February 3, 2013	January 29, 2012
Trade receivables, net of allowance for doubtful accounts	$926	$919
Vendor rebate receivables	66	71
Other receivables	16	12

Total receivables, net	$1,008	$1,002

Property and Equipment

        Property and equipment as of February 3, 2013 and January 29, 2012 consisted of the following (amounts in millions):

	February 3, 2013	January 29, 2012
Land	$37	$42
Buildings and improvements	201	206
Transportation equipment	60	44
Furniture, fixtures and equipment	301	298
Capitalized software	208	185
Construction in progress	38	40

	845	815
Less accumulated depreciation & amortization	(450)	(417)

Property and equipment, net	$395	$398

Other Current Liabilities

        Other current liabilities as of February 3, 2013 and January 29, 2012 consisted of the following (amounts in millions):

	February 3, 2013	January 29, 2012
Accrued interest	$147	$233
Accrued non-income taxes	34	31
Branch closure & consolidation reserves	7	16
Other	103	98

Total other current liabilities	$291	$378

Significant Non-Cash Transactions

        Interest payments on the 14.875% Senior Notes were due each April 12th and October 12th through maturity, commencing on October 12, 2012, except that the first eleven payment periods through October 2017 should be paid in kind ("PIK") and therefore increase the balance of the outstanding indebtedness rather than paid in cash. The Company made non-cash PIK interest payments during fiscal 2012 of $56 million, increasing the outstanding principal balance of the 14.875% Senior Notes.

        Interest payments on the Old Senior Subordinated Notes were due each March 1st and September 1st through maturity except that the first eight payment periods through September 2011 were paid in kind. The Company made non-cash PIK interest payments during fiscal 2011 and fiscal 2010 of $223 million and $196 million, respectively, increasing the outstanding balance of the Old Senior Subordinated Notes.

Supplemental Cash Flow Information

        Cash paid for interest in fiscal 2012, fiscal 2011, and fiscal 2010 was approximately $621 million, $356 million, and $363 million, respectively. Additionally, during fiscal 2012, the Company paid $502 million of original issue discounts and PIK interest related to the extinguishment of all of the 14.875% Senior Notes and $930 million of Old Senior Subordinated Notes.

        During fiscal 2010, as a result of tax legislation regarding net operating loss carryback periods, the Company filed for and received a cash refund of $220 million from the Internal Revenue Service for income tax previously paid. Cash paid for income taxes, net of refunds, in fiscal 2012, fiscal 2011, and fiscal 2010 was approximately $1 million net payment, $5 million net payment, and $216 million net refund, respectively.

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 9—COMMITMENTS AND CONTINGENCIES

Internal Revenue Service

        HD Supply carried back tax net operating losses ("NOL") from its tax years ended on February 3, 2008 and February 1, 2009 to tax years during which it was a member of Home Depot's U.S. federal consolidated tax group. As a result of those NOL carrybacks, Home Depot received cash refunds from the IRS in the amount of approximately $354 million. Under an agreement (the "Agreement") between HD Supply and Home Depot, Home Depot paid HD Supply the refund proceeds resulting from the NOL carrybacks.

        In connection with an audit of the Company's U.S. federal income tax returns filed for the tax years ended on February 3, 2008 and February 1, 2009, the IRS has disallowed certain deductions claimed by the Company. In May 2012, the IRS issued a formal Revenue Agent's Report ("RAR") challenging approximately $299 million (excluding interest) of the cash refunds resulting from HD Supply's NOL carrybacks. In January 2013, the IRS issued a revised RAR reducing the challenge to approximately $131 million (excluding interest) of cash refunds from HD Supply's carrybacks. The issuance of the January 2013 revised RAR formally revoked the original May 2012 RAR and reduced the amount of cash refunds the IRS is currently challenging by $168 million. As of August 4, 2013, the Company estimates the interest to which the IRS would be entitled, if successful in all claims, to be approximately $18 million. If the IRS is ultimately successful with respect to the proposed adjustments, pursuant to the terms of the Agreement, the Company would be required to reimburse Home Depot an amount equal to the disallowed refunds plus related interest. If the IRS is successful in defending its positions with respect to the disallowed deductions, certain of those disallowed deductions may be available to the Company in the form of increases in its deferred tax assets by approximately $63 million before any valuation allowance.

        The Company believes that its positions with respect to the deductions and the corresponding NOL carrybacks are supported by, and consistent with, applicable tax law. In collaboration with Home Depot, HD Supply has challenged the proposed adjustments by filing a formal protest with the Office of Appeals Division within the IRS. During the administrative appeal period and as allowed under statute, the Company intends to vigorously defend its positions rather than pay any amount related to the proposed adjustments. In the event of an unfavorable outcome at the Office of Appeals, the Company will strongly consider litigating the matter in U.S. Tax Court. The unpaid assessment would continue to accrue interest at the statutory rate until resolved. If the Company is ultimately required to pay a significant amount related to the proposed adjustments to Home Depot pursuant to the terms of the Agreement (or to the IRS), the Company's cash flows, future results of operations and financial positions could be affected in a significant and adverse manner.

        See Note 7, Income Taxes, for further disclosures on the Company's income taxes.

Legal Matters

        HD Supply is involved in various legal proceedings arising in the normal course of its business. The Company establishes reserves for litigation and similar matters when those matters present loss contingencies that it determines to be both probable and reasonably estimable in accordance with ASC 450, Contingencies. In the opinion of management, based on current knowledge, all reasonably estimable and probable matters are believed to be adequately reserved for or covered by insurance. For all such other matters, management believes the possibility of losses from such matters are remote or such matters are of such kind or involve such amounts that would not have a material adverse effect on the financial position, results of operations or cash flows of the Company if disposed of unfavorably.

        The Company has been informed that the Office of the United States Attorney for the Northern District of New York is conducting an investigation related to the activities of certain disadvantaged business enterprises. In May 2011, in connection with that investigation, the government executed a search of an entity from which Waterworks purchased assets shortly before the search was executed. On June 20, 2012, in connection with that same investigation, the government executed search warrants at two Waterworks branches. The Company is updated by the government on its investigation periodically and continues to cooperate with the investigation. While the Company cannot predict the outcome, it believes a potential loss on this matter is reasonably possible but due to the current state of the investigation it is not able to estimate a range of potential loss.

NOTE 13—COMMITMENTS AND CONTINGENCIES

Lease Commitments

        HD Supply occupies certain facilities and operates certain equipment and vehicles under leases that expire at various dates through the year 2026. In addition to minimum rentals, there are certain executory costs such as real estate taxes, insurance, and common area maintenance on most of its facility leases. Expense under these leases totaled $132 million, $144 million, and $146 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively. Capital leases currently in effect are not material.

        Future minimum aggregate rental payments under non-cancelable operating leases as of February 3, 2013 are as follows (amounts in millions):

	Fiscal Year
	2013	2014	2015	2016	2017	Thereafter	Total
Operating Leases	$123	$101	$79	$59	$39	$81	$482

        The Company subleases certain leased facilities to third parties. Total future minimum rentals to be received under non-cancelable subleases as of February 3, 2013 are approximately $18 million. These subleases expire at various dates through the year 2023.

Purchase Obligations

        As of February 3, 2013, the Company has agreements in place with various vendors to purchase goods and services, primarily inventory, in the aggregate amount of $684 million. These purchase obligations are generally cancelable, but the Company has no intent to cancel. Payment is due during fiscal 2013 for these obligations.

Internal Revenue Service

        HD Supply carried back tax net operating losses ("NOL") from its tax years ended on February 3, 2008 and February 1, 2009 to tax years during which it was a member of Home Depot's U.S. federal consolidated tax group. As a result of those NOL carrybacks, Home Depot received cash refunds from the IRS in the amount of approximately $354 million. Under an agreement (the "Agreement") between Holding and Home Depot, Home Depot paid HD Supply the refund proceeds resulting from the NOL carrybacks.

        In connection with an audit of the Company's U.S. federal income tax returns filed for the tax years ended on February 3, 2008 and February 1, 2009, the IRS has disallowed certain deductions claimed by the Company. In May 2012, the IRS issued a formal Revenue Agent's Report ("RAR") challenging approximately $299 million (excluding interest) of the cash refunds resulting from HD Supply's NOL carrybacks. In January 2013, the IRS issued a revised RAR reducing the challenge to approximately $131 million (excluding interest) of cash refunds from HD Supply's carrybacks. The issuance of the January 2013 revised RAR formally revoked the original May 2012 RAR and reduced the amount of cash refunds the IRS is currently challenging by $168 million. As of February 3, 2013, the Company estimates the interest to which the IRS would be entitled, if successful in all claims, to be approximately $14 million. If the IRS is ultimately successful with respect to the proposed adjustments, pursuant to the terms of the Agreement, the Company would be required to reimburse Home Depot an amount equal to the disallowed refunds plus related interest. If the IRS is successful in defending its positions with respect to the disallowed deductions, certain of those disallowed deductions may be available to the Company in the form of increases in its deferred tax assets by approximately $63 million before any valuation allowance.

        The Company believes that its positions with respect to the deductions and the corresponding NOL carrybacks are supported by, and consistent with, applicable tax law. In collaboration with Home Depot, HD Supply has challenged the proposed adjustments by filing a formal protest with the Office of Appeals Division within the IRS. During the administrative appeal period and as allowed under statute, the Company intends to vigorously defend its positions rather than pay any amount related to the proposed adjustments. In the event of an unfavorable outcome at the Office of Appeals, the Company will strongly consider litigating the matter in U.S. Tax Court. The unpaid assessment would continue to accrue interest at the statutory rate until resolved. If the Company is ultimately required to pay a significant amount related to the proposed adjustments to Home Depot pursuant to the terms of the Agreement (or to the IRS), the Company's cash flows, future results of operations and financial positions could be affected in a significant and adverse manner.

        See Note 8, Income Taxes, for further disclosures on the Company's income taxes.

Legal Matters

        HD Supply is involved in various legal proceedings arising in the normal course of its business. The Company establishes reserves for litigation and similar matters when those matters present loss contingencies that it determines to be both probable and reasonably estimable in accordance with ASC 450, Contingencies. In the opinion of management, based on current knowledge, all reasonably estimable and probable matters are believed to be adequately reserved for or covered by insurance and disclosed herein. For all such other matters, management believes the possibility of losses from such matters are remote or such matters are of such kind or involve such amounts that would not have a material adverse effect on the financial position, results of operations or cash flows of the Company if disposed of unfavorably.

        The Company has been informed that the Office of the United States Attorney for the Northern District of New York is conducting an investigation related to the activities of certain disadvantaged business enterprises. In May of 2011, in connection with that investigation, the government executed a search of an entity from which Waterworks purchased assets shortly before the search was executed. On June 20, 2012, in connection with that same investigation, the government executed search warrants at two Waterworks branches. The Company was updated by the government on its investigation in March 2013 and continues to cooperate with the investigation. While the Company cannot predict the outcome, it believes a potential loss on this matter is reasonably possible but due to the current state of the investigation it is not able to estimate a range of potential loss.

SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 10—SEGMENT INFORMATION

        HD Supply's operating segments are based on management structure and internal reporting. Each segment offers different products and services to the end customer, except for HD Supply Canada, which is organized based on geographic location and Corporate, which provides general corporate overhead support. Both HD Supply Canada and Corporate are included within "Corporate and Other." The Company determines the reportable segments in accordance with the principles of segment reporting within ASC 280, Segment Reporting. For purposes of evaluation under these segment reporting principles, the Chief Operating Decision Maker for HD Supply assesses HD Supply's ongoing performance, based on the periodic review and evaluation of Net sales, Adjusted EBITDA, and certain other measures for each of the operating segments.

        HD Supply has four reportable segments, each of which is presented below:

  •
  Facilities Maintenance—Facilities Maintenance distributes maintenance, repair and operations ("MRO") products, provides value-add services and fabricates custom products to multifamily, hospitality, healthcare and institutional facilities.

  •
  Waterworks—Waterworks distributes complete lines of water and wastewater transmission products, serving contractors and municipalities in the water and wastewater industries for non-residential and residential uses.

  •
  Power Solutions—Power Solutions distributes electrical transmission and distribution products, power plant MRO supplies and smart-grid products, and arranges materials management and procurement outsourcing for the power generation and distribution industries.

  •
  White Cap—White Cap distributes specialized hardware, tools, engineered materials and safety products to non-residential and residential contractors.

        In addition to the reportable segments, the Company's consolidated financial results include "Corporate & Other." Corporate & Other is comprised of the following operating segments: Crown Bolt, Creative Touch Interiors ("CTI"), Repair & Remodel and HD Supply Canada. Crown Bolt is a retail distribution operator providing program and packaging solutions, sourcing, distribution, and in-store service, fasteners, builders' hardware, rope and chain and plumbing accessories, primarily serving Home Depot and other hardware stores. CTI offers turnkey supply and installation services for multiple interior finish options, including flooring, cabinets, countertops, and window coverings, along with comprehensive design center services for residential, commercial and senior living projects. Repair & Remodel offers light remodeling and construction supplies, kitchen and bath cabinets, windows, plumbing materials, electrical equipment and other products, primarily to small remodeling contractors and trade professionals. HD Supply Canada is an industrial distributor that primarily focuses on servicing fasteners/industrial supplies and specialty lighting markets which operates across nine provinces. Corporate & Other also includes costs related to our centralized support functions, which are comprised of finance, information technology, human resources, legal, supply chain and other support services, and removes inter-segment transactions.

        The following tables present Net sales, Adjusted EBITDA, and other measures for each of the reportable segments, Corporate & Other and total continuing operations for the periods indicated (amounts in millions):

	Facilities Maintenance	Waterworks	Power Solutions	White Cap	Corporate & Other	Total Continuing Operations
Three Months Ended August 4, 2013
Net Sales	$638	$601	$456	$336	$226	$2,257
Adjusted EBITDA	125	50	18	24	1	218
Depreciation(1) & Software Amortization	11	3	2	4	9	29
Other Intangible Amortization	20	1	4	5	3	33
Three Months Ended July 29, 2012
Net Sales	$571	$527	$440	$307	$214	$2,059
Adjusted EBITDA	109	39	20	18	6	192
Depreciation(1) & Software Amortization	10	2	2	3	7	24
Other Intangible Amortization	19	24	4	5	8	60

	Facilities Maintenance	Waterworks	Power Solutions	White Cap	Corporate & Other	Total Continuing Operations
Six Months Ended August 4, 2013
Net Sales	$1,199	$1,124	$918	$646	$438	$4,325
Adjusted EBITDA	225	88	36	38	(5)	382
Depreciation(1) & Software Amortization	22	5	3	8	17	55
Other Intangible Amortization	40	2	9	10	6	67
Six Months Ended July 29, 2012
Net Sales	$1,068	$988	$855	$573	$411	$3,895
Adjusted EBITDA	194	67	34	26	4	325
Depreciation(1) & Software Amortization	19	4	3	6	15	47
Other Intangible Amortization	38	48	9	10	15	120
(1)
Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Reconciliation to Consolidated Financial Statements

	Three Months Ended		Six Months Ended
	August 4, 2013	July 29, 2012	August 4, 2013	July 29, 2012
Total Adjusted EBITDA	$218	$192	$382	$325
Depreciation and amortization	62	84	122	167
Stock-based compensation	5	5	8	10
Management fees and expenses	1	2	2	3
Other	—	(2)	—	(1)

Operating income (loss)	150	103	250	146
Interest expense	144	158	291	324
Loss on extinguishment & modification of debt	46	—	87	220
Other (income) expense, net	20	—	20	—

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(60)	(55)	(148)	(398)
Provision (benefit) for income taxes	12	1	55	34

Income (loss) from continuing operations	$(72)	$(56)	$(203)	$(432)

NOTE 14—SEGMENT INFORMATION

        HD Supply's operating segments are based on management structure and internal reporting. Each segment offers different products and services to the end customer, except for Corporate and Other, which provides general corporate overhead support and HD Supply Canada (included in Corporate and Other), which is organized based on geographic location. The Company determines the reportable segments in accordance with the principles of segment reporting within U.S. GAAP (ASC 280, Segment Reporting). For purposes of evaluation under these segment reporting principles, the Chief Operating Decision Maker for HD Supply assesses HD Supply's ongoing performance, based on the periodic review and evaluation of Net sales, Adjusted EBITDA, and certain other measures for each of the operating segments.

        HD Supply has four reportable segments, each of which is presented below:

  •
  Facilities Maintenance—Supplies maintenance, repair and operations ("MRO") products and upgrade and renovation services largely to the multifamily, healthcare, hospitality, and institutional markets.

  •
  Waterworks—Distributes complete lines of water and wastewater transmission products, serving contractors and municipalities in all aspects of the water and wastewater industries.

  •
  Power Solutions—Distributes electrical transmission and distribution products, power plant maintenance, repair and operations supplies, smart-grid technologies, and provides materials management and procurement outsourcing arrangements to investor-owned utilities, municipal and provincial power authorities, rural electric cooperatives and utility contractors and distributes electrical products such as wire and cable, switch gear supplies, lighting and conduit to residential and commercial contractors.

  •
  White Cap—Distributes specialized hardware, tools, building materials, and safety equipment to professional contractors.

        In addition to the reportable segments, the Company's consolidated financial results include "Corporate and Other." Corporate & Other is comprised of the following business units: Crown Bolt, Creative Touch Interiors ("CTI"), Repair & Remodel and HD Supply Canada. Crown Bolt is a retail distribution operator providing program and packaging solutions, sourcing, distribution, and in-store service, fasteners, builders' hardware, rope and chain and plumbing accessories, primarily serving The Home Depot and other hardware stores. CTI offers turnkey supply and installation services for multiple interior finish options, including flooring, cabinets, countertops, and window coverings, along with comprehensive design center services for residential, commercial and senior living projects. Our Repair & Remodel business unit offers light remodeling and construction supplies, kitchen and bath cabinets, windows, plumbing materials, electrical equipment and other products, primarily to small remodeling contractors and trade professionals. HD Supply Canada is an industrial distributor that primarily focuses on servicing fasteners/industrial supplies and specialty lighting markets which operates across nine provinces. Corporate & Other also includes costs related to our centralized support functions, which include finance, information technology, human resources, legal, supply chain and other support services and removes inter segment transactions.

        The following tables present Net sales, Adjusted EBITDA, and certain other measures for each of the reportable segments and total continuing operations for the periods indicated (amounts in millions):

	Fiscal Year 2012
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expenditures
Facilities Maintenance	$2,182	$389	$39	$79	$2,463	$35
Waterworks	2,028	137	10	96	1,562	12
Power Solutions	1,787	72	7	18	816	4
White Cap	1,178	56	12	20	521	22
Corporate & Other	860	29	28	30	1,972	42

Total continuing operations	$8,035	$683	$96	$243	$7,334	$115

	Fiscal Year 2011
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expenditures
Facilities Maintenance	$1,870	$318	$30	$75	$2,264	$32
Waterworks	1,772	112	5	95	1,562	5
Power Solutions	1,625	50	5	20	775	5
White Cap	981	17	14	19	481	16
Corporate & Other	780	11	31	35	1,656	51

Total continuing operations	$7,028	$508	$85	$244	$6,738	$109

	Fiscal Year 2010
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expenditures
Facilities Maintenance	$1,682	$282	$28	$75	$2,265	$20
Waterworks	1,659	94	5	94	1,582	2
Power Solutions	1,462	49	5	19	740	2
White Cap	852	(10)	20	19	439	3
Corporate & Other	794	(4)	41	37	2,063	18

Total continuing operations	$6,449	$411	$99	$244	$7,089	$45

(1)
Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations.

(2)
Total Assets include amounts attributable to discontinued operations for the periods prior to the dispositions.

Reconciliation to Consolidated Financial Statements

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Total Adjusted EBITDA	$683	$508	$411
Depreciation and amortization	339	329	343
Stock-based compensation	16	20	17
Management fees and expenses	5	5	5
Restructuring	—	—	8
Goodwill & other intangible asset impairment	152	—	—
Other	—	(1)	1

Operating income	171	155	37
Interest expense	658	639	623
Loss on extinguishment of debt	709
Other (income) expense, net	—	—	(1)

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(1,196)	(484)	(585)
Provision (benefit) for income taxes	3	79	28

Income (loss) from continuing operations	$(1,199)	$(563)	$(613)

        Net sales for HD Supply outside the United States, primarily Canada, were $428 million, $404 million, and $365 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively. Long-lived assets of HD Supply outside the United States, primarily Canada, were $16 million and $18 million as of February 3, 2013 and January 29, 2012, respectively.

SUBSIDIARY GUARANTORS	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
SUBSIDIARY GUARANTORS
SUBSIDIARY GUARANTORS

NOTE 11—SUBSIDIARY GUARANTORS

        HD Supply, Inc. (the "Debt Issuer" or "HDS") has issued First Priority Notes, Second Priority Notes, October 2012 Senior Notes, and February 2013 Senior Unsecured Notes (collectively the "Notes") guaranteed by certain of its subsidiaries (the "Guarantor Subsidiaries"). The Guarantor Subsidiaries are direct or indirect wholly-owned domestic subsidiaries of HDS. The subsidiaries of HDS that do not guarantee the Notes ("Non-guarantor Subsidiaries") are direct or indirect wholly-owned subsidiaries of HDS and primarily include HDS's operations in Canada and a non-operating subsidiary in the United States that previously held an investment of HDS's 2007 Senior Subordinated Notes, which was eliminated in consolidation. During fiscal 2012, the investment in the 2007 Senior Subordinated Notes was contributed to the Debt Issuer in a non-cash transaction. The Debt Issuer retired this portion of the 2007 Senior Subordinated Notes. These transactions had no impact on the consolidated results of operations or financial position.

        In connection with the Notes, HDS determined the need for compliance with Rule 3-10 of SEC Regulation S-X ("Rule 3-10"). In lieu of providing separate audited financial statements for the Guarantor Subsidiaries, HDS has included the accompanying Condensed Consolidating Financial Statements in accordance with Rule 3-10(f) of SEC Regulation S-X. The following supplemental financial information sets forth, on a consolidating basis, the condensed statements of operations and comprehensive income (loss), the condensed balance sheets, and the condensed statements of cash flows for the parent company issuer of the Notes, HD Supply, Inc., for the Guarantor Subsidiaries and for the Non-guarantor Subsidiaries and total consolidated HD Supply, Inc. and subsidiaries (amounts in millions):

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	Three Months Ended August 4, 2013
	Debt Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total HDS
Net Sales	$—	$2,136	$122	$(1)	$2,257
Cost of sales	—	1,504	92	—	1,596

Gross Profit	—	632	30	(1)	661
Operating expenses:
Selling, general and administrative	22	407	22	(1)	450
Depreciation and amortization	4	56	1	—	61

Total operating expenses	26	463	23	(1)	511
Operating Income (Loss)	(26)	169	7	—	150
Interest expense	145	73	1	(75)	144
Interest (income)	(75)	—	—	75	—
Net (earnings) loss of equity affiliates	(127)	—	—	127	—
Loss on extinguishment & modification of debt	46	—	—	—	46
Other (income) expense, net	20	—	—	—	20

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(35)	96	6	(127)	(60)
Provision (benefit) for income taxes	37	(25)	—	—	12

Income (Loss) from Continuing Operations	(72)	121	6	(127)	(72)
Income (loss) from discontinued operations, net of tax	—	—	—	—	—

Net Income (Loss)	(72)	121	6	(127)	(72)
Other comprehensive income (loss)—foreign currency translation adjustment	(3)	—	(3)	3	(3)

Total Comprehensive Income (Loss)	$(75)	$121	$3	$(124)	$(75)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Continued)

	Three Months Ended July 29, 2012
	Debt Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total HDS
Net Sales	$—	$1,954	$105	$—	$2,059
Cost of sales	—	1,388	77	—	1,465

Gross Profit	—	566	28	—	594
Operating expenses:
Selling, general and administrative	16	371	21	—	408
Depreciation and amortization	3	79	1	—	83

Total operating expenses	19	450	22	—	491
Operating Income (Loss)	(19)	116	6	—	103
Interest expense	179	75	—	(96)	158
Interest (income)	(75)	—	(21)	96	—
Net (earnings) loss of equity affiliates	(65)	—	—	65	—
Other (income) expense, net	—	—	—	—	—

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(58)	41	27	(65)	(55)
Provision (benefit) for income taxes	(2)	(6)	9	—	1

Income (Loss) from Continuing Operations	(56)	47	18	(65)	(56)
Income (loss) from discontinued operations, net of tax	—	—	—	—	—

Net Income (Loss)	$(56)	$47	$18	$(65)	$(56)
Other comprehensive income—foreign currency translation adjustment	(3)	—	(3)	3	(3)

Total Comprehensive Income (Loss)	$(59)	$47	$15	$(62)	$(59)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Continued)

	Six Months Ended August 4, 2013
	Debt Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total HDS
Net Sales	$—	$4,102	$224	$(1)	$4,325
Cost of sales	—	2,900	166	—	3,066

Gross Profit	—	1,202	58	(1)	1,259
Operating expenses:
Selling, general and administrative	41	805	44	(1)	889
Depreciation and amortization	8	111	1	—	120

Total operating expenses	49	916	45	(1)	1,009
Operating Income (Loss)	(49)	286	13	—	250
Interest expense	292	148	1	(150)	291
Interest (income)	(149)	(1)	—	150	—
Net (earnings) loss of equity affiliates	(196)	—	—	196	—
Loss on extinguishment & modification of debt	87	—	—	—	87
Other (income) expense, net	20	—	—	—	20

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(103)	139	12	(196)	(148)
Provision (benefit) for income taxes	100	(46)	1	—	55

Income (Loss) from Continuing Operations	(203)	185	11	(196)	(203)
Income (loss) from discontinued operations, net of tax	—	—	—	—	—

Net Income (Loss)	(203)	185	11	(196)	(203)
Other comprehensive income (loss)—foreign currency translation adjustment	(4)	—	(4)	4	(4)

Total Comprehensive Income (Loss)	$(207)	$185	$7	$(192)	$(207)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Continued)

	Six Months Ended July 29, 2012
	Debt Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total HDS
Net Sales	$—	$3,690	$205	$—	$3,895
Cost of sales	—	2,627	151	—	2,778

Gross Profit	—	1,063	54	—	1,117
Operating expenses:
Selling, general and administrative	36	726	43	—	805
Depreciation and amortization	7	158	1	—	166

Total operating expenses	43	884	44	—	971
Operating Income (Loss)	(43)	179	10	—	146
Interest expense	367	150	—	(193)	324
Interest (income)	(150)	(2)	(41)	193	—
Net (earnings) loss of equity affiliates	(72)	—	—	72	—
Loss on extinguishment & modification of debt	220	—	—	—	220

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(408)	31	51	(72)	(398)
Provision (benefit) for income taxes	16	(3)	21	—	34

Income (Loss) from Continuing Operations	(424)	34	30	(72)	(432)
Income (loss) from discontinued operations, net of tax	8	8	—	—	16

Net Income (Loss)	$(416)	$42	$30	$(72)	$(416)
Other comprehensive income—foreign currency translation adjustment	—	—	—	—	—

Total Comprehensive Income (Loss)	$(416)	$42	$30	$(72)	$(416)

CONDENSED CONSOLIDATING BALANCE SHEETS

	As of August 4, 2013
	Debt Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total HDS
ASSETS
Current assets:
Cash and cash equivalents	$59	$18	$32	$—	$109
Receivables, net	4	1,138	79	—	1,221
Inventories	—	1,047	61	—	1,108
Deferred tax asset	—	48	1	(46)	3
Intercompany receivable	—	1	—	(1)	—
Other current assets	10	33	4	—	47

Total current assets	73	2,285	177	(47)	2,488

Property and equipment, net	64	332	5	—	401
Goodwill	—	3,133	6	—	3,139
Intangible assets, net	—	402	4	—	406
Deferred tax asset	40	—	6	(40)	6
Investment in subsidiaries	2,955	—	—	(2,955)	—
Intercompany notes receivable	2,774	558	—	(3,332)	—
Other assets	141	5	1	—	147

Total assets	$6,047	$6,715	$199	$(6,374)	$6,587

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$13	$755	$47	$—	$815
Accrued compensation and benefits	30	82	4	—	116
Current installments of long-term debt	10	—	—	—	10
Deferred tax liabilities	46	—	—	(46)	—
Intercompany payable	—	—	1	(1)	—
Other current liabilities	151	103	12	—	266

Total current liabilities	250	940	64	(47)	1,207

Long-term debt, excluding current installments	5,678	—	—	—	5,678
Deferred tax liabilities	—	151	—	(40)	111
Intercompany notes payable	558	2,774	—	(3,332)	—
Other liabilities	314	24	6	—	344

Total liabilities	6,800	3,889	70	(3,419)	7,340

Stockholder's equity (deficit)	(753)	2,826	129	(2,955)	(753)

Total liabilities and stockholder's equity (deficit)	$6,047	$6,715	$199	$(6,374)	$6,587

CONDENSED CONSOLIDATING BALANCE SHEETS (Continued)

	As of February 3, 2013
	Debt Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total HDS
ASSETS
Current assets:
Cash and cash equivalents	$91	$15	$35	$—	$141
Cash equivalents restricted for debt redemption	936	—	—	—	936
Receivables, net	4	937	67	—	1,008
Inventories	—	928	59	—	987
Deferred tax asset	—	48	1	(7)	42
Intercompany receivable	—	1	—	(1)	—
Other current assets	9	37	3	—	49

Total current assets	1,040	1,966	165	(8)	3,163

Property and equipment, net	66	323	6	—	395
Goodwill	—	3,132	6	—	3,138
Intangible assets, net	—	469	4	—	473
Deferred tax asset	48	—	6	(48)	6
Investment in subsidiaries	2,854	—	—	(2,854)	—
Intercompany notes receivable	2,774	634	—	(3,408)	—
Other assets	153	6	—	—	159

Total assets	$6,935	$6,530	$187	$(6,318)	$7,334

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$14	$638	$41	$—	$693
Accrued compensation and benefits	46	108	6	—	160
Current installments of long-term debt	899	—	—	—	899
Deferred tax liabilities	7	—	—	(7)	—
Intercompany payable	—	—	1	(1)	—
Other current liabilities	183	98	10	—	291

Total current liabilities	1,149	844	58	(8)	2,043

Long-term debt, excluding current installments	6,430	—	—	—	6,430
Deferred tax liabilities	—	152	—	(48)	104
Intercompany notes payable	634	2,774	—	(3,408)	—
Other liabilities	313	28	7	—	348

Total liabilities	8,526	3,798	65	(3,464)	8,925

Stockholder's equity (deficit)	(1,591)	2,732	122	(2,854)	(1,591)

Total liabilities and stockholder's equity (deficit)	$6,935	$6,530	$187	$(6,318)	$7,334

CONDENSED CONSOLIDATING CASH FLOW STATEMENTS

	Six Months Ended August 4, 2013
	Debt Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total HDS
Net cash flows from operating activities	$(550)	$(26)	$(1)	$—	$(577)

Cash flows from investing activities
Capital expenditures	(11)	(52)	(1)	—	(64)
Proceeds from sale of property and equipment	—	5	—	—	5
Settlement of acquisition of a business	—	2	—	—	2
Proceeds from sale of investments	936	—	—	—	936
(Investments in) return of capital of equity affiliates	2	—	—	(2)	—
Proceeds from (payments of) intercompany notes	—	76	—	(76)	—

Net cash flows from investing activities	927	31	(1)	(78)	879

Cash flows from financing activities
Equity contribution (return of capital)	1,038	(2)	—	2	1,038
Borrowings (repayments) of intercompany notes	(76)	—	—	76	—
Borrowings of long-term debt	79	—	—	—	79
Repayments of long-term debt	(1,619)	—	—	—	(1,619)
Borrowings on long-term revolver	520	—	—	—	520
Repayments of long-term revolver	(320)	—	—	—	(320)
Debt issuance and modification fees	(34)	—	—	—	(34)
Other financing activities	3	—	—	—	3

Net cash flows from financing activities	(409)	(2)	—	78	(333)

Effect of exchange rates on cash	—	—	(1)	—	(1)

Net increase (decrease) in cash & cash equivalents	$(32)	$3	$(3)	$—	$(32)
Cash and cash equivalents at beginning of period	91	15	35	—	141

Cash and cash equivalents at end of period	$59	$18	$32	$—	$109

CONDENSED CONSOLIDATING CASH FLOW STATEMENTS (Continued)

	Six Months Ended July 29, 2012
	Debt Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total HDS
Net cash flows from operating activities	$(318)	$(18)	$37	$(25)	$(324)

Cash flows from investing activities
Capital expenditures	(14)	(38)	—	—	(52)
Proceeds from sale of property and equipment	—	2	—	—	2
Purchase of debt investments	—	—	(1)	1	—
Payment for a business acquired	—	(196)	—	—	(196)
Proceeds from sale of a business	463	—	1	—	464
Proceeds from (payments of) intercompany notes	—	59	—	(59)	—
(Investments in) return of capital of equity affiliates	(169)	—	—	169	—
Other investing activities	—	—	(3)	—	(3)

Net cash flows from investing activities	280	(173)	(3)	111	215

Cash flows from financing activities
Dividend payment	—	—	(25)	25	—
Equity contribution (return of capital)	—	204	(35)	(169)	—
Borrowings (repayments) of intercompany notes	(59)	—	—	59	—
Borrowings of long-term debt	2,817	—	—	—	2,817
Repayments of long-term debt	(3,287)	—	—	(1)	(3,288)
Borrowings on long-term revolver	997	—	7	—	1,004
Repayments of long-term revolver	(372)	—	—	—	(372)
Debt issuance and modification fees	(73)	—	—	—	(73)

Net cash flows from financing activities	23	204	(53)	(86)	88

Effect of exchange rates on cash	—	—	—	—	—

Net increase (decrease) in cash & cash equivalents	$(15)	$13	$(19)	$—	$(21)
Cash and cash equivalents at beginning of period	49	12	50	—	111

Cash and cash equivalents at end of period	$34	$25	$31	$—	$90

NOTE 15—GUARANTOR SUBSIDIARIES

        The Company has issued First Priority Notes, Second Priority Notes, 11.5% Senior Notes, 7.5% Senior Notes, Senior Subordinated Notes, and Old Senior Subordinated Notes (collectively the "Notes") guaranteed by certain of its subsidiaries (the "Guarantor Subsidiaries"). The Guarantor Subsidiaries are direct or indirect wholly-owned domestic subsidiaries of the Company. The subsidiaries of the Company that do not guarantee the Notes ("Non-guarantor Subsidiaries") are direct or indirect wholly-owned subsidiaries of the Company and primarily include the Company's operations in Canada and a non-operating subsidiary in the United States that previously held an investment of the Company's Old Senior Subordinated Notes, which was eliminated in consolidation. During fiscal 2012, the investment in the Old Senior Subordinated Notes was contributed to the Parent in a non-cash transaction. The Parent retired this portion of the Old Senior Subordinated Notes. These transactions had no impact on the consolidated results of operations or financial position.

        In connection with the Notes, the Company determined the need for compliance with Rule 3-10 of SEC Regulation S-X ("Rule 3-10"). In lieu of providing separate audited financial statements for the Guarantor Subsidiaries, the Company has included the accompanying Condensed Consolidating Financial Statements in accordance with Rule 3-10(d) of SEC Regulation S-X. The following supplemental financial information sets forth, on a consolidating basis, the condensed statements of operations and comprehensive income (loss), the condensed balance sheets, and the condensed statements of cash flows for the parent company issuer of the Notes, HD Supply, Inc., (the "Parent Issuer"), for the Guarantor Subsidiaries and for the Non-guarantor Subsidiaries and total consolidated HD Supply, Inc. and subsidiaries (amounts in millions):

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	Fiscal Year 2012
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$7,608	$428	$(1)	$8,035
Cost of sales	—	5,398	317	—	5,715

Gross Profit	—	2,210	111	(1)	2,320
Operating expenses:
Selling, general and administrative	64	1,504	94	(1)	1,661
Depreciation and amortization	13	321	2	—	336
Goodwill & other intangible asset impairment	—	152	—	—	152

Total operating expenses	77	1,977	96	(1)	2,149
Operating Income (Loss)	(77)	233	15	—	171
Interest expense	715	301	1	(359)	658
Interest (income)	(302)	(3)	(54)	359	—
Net (earnings) loss of equity affiliates	14	—	—	(14)	—
Loss on extinguishment of debt	709	—	—	—	709

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(1,213)	(65)	68	14	(1,196)
Provision (benefit) for income taxes	(22)	—	25	—	3

Income (Loss) from Continuing Operations	(1,191)	(65)	43	14	(1,199)
Income (loss) from discontinued operations, net of tax	12	8	—	—	20

Net Income (Loss)	$(1,179)	$(57)	$43	$14	$(1,179)

Other comprehensive income—foreign currency translation adjustment	—	—	—	—	—

Total Comprehensive Income (Loss)	$(1,179)	$(57)	$43	$14	$(1,179)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Continued)

	Fiscal Year 2011
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$6,630	$398	$—	$7,028
Cost of sales	—	4,720	294	—	5,014

Gross Profit	—	1,910	104	—	2,014
Operating expenses:
Selling, general and administrative	78	1,372	82	—	1,532
Depreciation and amortization	12	313	2	—	327

Total operating expenses	90	1,685	84	—	1,859
Operating Income (Loss)	(90)	225	20	—	155
Interest expense	722	298	1	(382)	639
Interest (income)	(299)	(3)	(80)	382	—
Net (earnings) loss of equity affiliates	30	—	—	(30)	—

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(543)	(70)	99	30	(484)
Provision (benefit) for income taxes	32	10	37	—	79

Income (Loss) from Continuing Operations	(575)	(80)	62	30	(563)
Income (loss) from discontinued operations, net of tax	32	(15)	3	—	20

Net Income (Loss)	$(543)	$(95)	$65	$30	$(543)

Other comprehensive income—foreign currency translation adjustment	(1)	—	(1)	1	(1)

Total Comprehensive Income (Loss)	$(544)	$(95)	$64	$31	$(544)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Continued)

	Fiscal Year 2010
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$6,085	$364	$—	$6,449
Cost of sales	—	4,339	269	—	4,608

Gross Profit	—	1,746	95	—	1,841
Operating expenses:
Selling, general and administrative	82	1,302	71	—	1,455
Depreciation and amortization	16	322	3	—	341
Restructuring	—	8	—	—	8

Total operating expenses	98	1,632	74	—	1,804
Operating Income (Loss)	(98)	114	21	—	37
Interest expense	701	298	—	(376)	623
Interest (income)	(298)	(4)	(74)	376	—
Loss on extinguishment of debt	2	—	—	—	2
Other (income) expense, net	(3)	—	—	—	(3)
Net (earnings) loss of equity affiliates	178	—	—	(178)	—

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(678)	(180)	95	178	(585)
Provision (benefit) for income taxes	(17)	6	39	—	28

Income (Loss) from Continuing Operations	(661)	(186)	56	178	(613)
Income (loss) from discontinued operations, net of tax	42	(49)	1	—	(6)

Net Income (Loss)	$(619)	$(235)	$57	$178	$(619)

Other comprehensive income:
Foreign currency translation adjustment	9	—	9	(9)	9
Unrealized gains on derivatives, net of tax	1	—	—	—	1

Total Comprehensive Income (Loss)	$(609)	$(235)	$66	$169	$(609)

CONDENSED CONSOLIDATING BALANCE SHEETS

	As of February 3, 2013
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$91	$15	$35	$—	$141
Cash equivalents restricted for debt redemption	936	—	—	—	936
Receivables, net	4	937	67	—	1,008
Inventories	—	928	59	—	987
Deferred tax asset	—	48	1	(7)	42
Intercompany receivable	—	1	—	(1)	—
Other current assets	9	37	3	—	49

Total current assets	1,040	1,966	165	(8)	3,163

Property and equipment, net	66	323	6	—	395
Goodwill	—	3,132	6	—	3,138
Intangible assets, net	—	469	4	—	473
Deferred tax asset	48	—	6	(48)	6
Investment in subsidiaries	2,854	—	—	(2,854)	—
Intercompany notes receivable	2,774	634	—	(3,408)	—
Other assets	153	6	—	—	159

Total assets	$6,935	$6,530	$187	$(6,318)	$7,334

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$14	$638	$41	$—	$693
Accrued compensation and benefits	46	108	6	—	160
Current installments of long-term debt	899	—	—	—	899
Deferred tax liabilities	7	—	—	(7)	—
Intercompany payable	—	—	1	(1)	—
Other current liabilities	183	98	10	—	291

Total current liabilities	1,149	844	58	(8)	2,043

Long-term debt, excluding current installments	6,430	—	—	—	6,430
Deferred tax liabilities	—	152	—	(48)	104
Intercompany notes payable	634	2,774	—	(3,408)	—
Other liabilities	313	28	7	—	348

Total liabilities	8,526	3,798	65	(3,464)	8,925

Stockholder's equity (deficit)	(1,591)	2,732	122	(2,854)	(1,591)

Total liabilities and stockholder's equity (deficit)	$6,935	$6,530	$187	$(6,318)	$7,334

CONDENSED CONSOLIDATING BALANCE SHEETS (Continued)

	As of January 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$49	$12	$50	$—	$111
Receivables, net	4	922	97	(21)	1,002
Inventories	—	1,027	81	—	1,108
Deferred tax asset	—	89	2	(33)	58
Other current assets	8	34	5	—	47

Total current assets	61	2,084	235	(54)	2,326

Property and equipment, net	61	331	6	—	398
Goodwill	—	3,143	8	—	3,151
Intangible assets, net	—	731	4	—	735
Deferred tax asset	158	—	6	(164)	—
Investment in subsidiaries	3,456	—	—	(3,456)	—
Intercompany notes receivable	2,774	641	—	(3,415)	—
Other assets	122	6	261	(261)	128

Total assets	$6,632	$6,936	$520	$(7,350)	$6,738

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$21	$648	$45	$—	$714
Accrued compensation and benefits	42	93	5	—	140
Current installments of long-term debt	82	—	—	—	82
Deferred tax liabilities	33	—	—	(33)	—
Other current liabilities	284	104	11	(21)	378

Total current liabilities	462	845	61	(54)	1,314

Long-term debt, excluding current installments	5,641	—	—	(261)	5,380
Deferred tax liabilities	—	275	—	(164)	111
Intercompany notes payable	641	2,774	—	(3,415)	—
Other liabilities	316	37	8	—	361

Total liabilities	7,060	3,931	69	(3,894)	7,166

Stockholder's equity	(428)	3,005	451	(3,456)	(428)

Total liabilities and stockholder's equity (deficit)	$6,632	$6,936	$520	$(7,350)	$6,738

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Fiscal Year 2012
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$(813)	$110	$73	$(51)	$(681)

Cash flows from investing activities
Capital expenditures	(26)	(87)	(2)	—	(115)
Proceeds from sale of property and equipment	—	17	—	—	17
Payment for a business acquired	—	(248)	—	—	(248)
Proceeds from sale of a business	480	—	1	—	481
Purchase of other investments	(1,921)	—	—	—	(1,921)
Proceeds from sale of investments	985	—	—	—	985
Purchase of debt investments	—	—	(1)	1	—
Proceeds from (payments of) intercompany notes	—	6	—	(6)	—
Investments (return of capital) in equity affiliates	(169)	—	—	169	—
Other investing activities	—	1	—	—	1

Net cash flows from investing activities	(651)	(311)	(2)	164	(800)

Cash flows from financing activities
Dividend payment	—	—	(51)	51	—
Equity contribution (return of capital)	—	204	(35)	(169)	—
Borrowings (repayments) of intercompany notes	(6)	—	—	6	—
Borrowings of long-term debt	6,365	—	—	—	6,365
Repayments of long-term debt	(5,023)	—	—	(1)	(5,024)
Borrowings on long-term revolver	1,291	—	10	—	1,301
Repayments of long-term revolver	(991)	—	(10)	—	(1,001)
Debt issuance and modification fees	(132)	—	—	—	(132)
Other financing activities	2	—	—	—	2

Net cash flows from financing activities	1,506	204	(86)	(113)	1,511

Net increase (decrease) in cash & cash equivalents	$42	$3	$(15)	$—	$30
Cash and cash equivalents at beginning of period	49	12	50	—	111

Cash and cash equivalents at end of period	$91	$15	$35	$—	$141

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS (Continued)

	Fiscal Year 2011
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$(629)	$458	$6	$—	$(165)
Cash flows from investing activities
Capital expenditures	(15)	(98)	(2)	—	(115)
Proceeds from sales of property and equipment	—	4	—	—	4
Payments for businesses acquired	—	(21)	—	—	(21)
Proceeds from sale of a business	117	—	11	—	128
Purchase of investments	(21)	(2)	—	—	(23)
Proceeds from sale of investments	21	—	—	—	21
Proceeds from (payments of) intercompany notes	—	(337)	—	337	—

Net cash flows from investing activities	102	(454)	9	337	(6)
Cash flows from financing activities
Borrowings (repayments) of intercompany notes	337	—	—	(337)	—
Repayments of long-term debt	(10)	—	—	—	(10)
Borrowings on long-term revolver	1,053	—	—	—	1,053
Repayments of long-term revolver	(1,053)	—	—	—	(1,053)

Net cash flows from financing activities	327	—	—	(337)	(10)
Effect of exchange rates on cash	—	—	—	—	—

Net increase (decrease) in cash & cash equivalents	$(200)	$4	$15	$—	$(181)
Cash and cash equivalents at beginning of period	249	8	35	—	292

Cash and cash equivalents at end of period	$49	$12	$50	$—	$111

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS (Continued)

	Fiscal Year 2010
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$452	$83	$16	$—	$551
Cash flows from investing activities
Capital expenditures	(6)	(41)	(2)	—	(49)
Proceeds from sales of property and equipment	—	4	—	—	4
Proceeds from (payments of) intercompany notes	—	(46)	—	46	—
Return of investment	33	—	—	(33)	—

Net cash flows from investing activities	27	(83)	(2)	13	(45)
Cash flows from financing activities
Equity contribution (return of capital)	1	—	(33)	33	1
Borrowings (repayments) of intercompany notes	46	—	—	(46)	—
Repayments of long-term debt	(40)	—	—	—	(40)
Borrowings on long-term revolver	178	—	—	—	178
Repayments of long-term revolver	(860)	—	—	—	(860)
Debt modification and issuance costs	(34)	—	—	—	(34)

Net cash flows from financing activities	(709)	—	(33)	(13)	(755)
Effect of exchange rates on cash	—	—	2	—	2

Net increase (decrease) in cash & cash equivalents	$(230)	$—	$(17)	$—	$(247)
Cash and cash equivalents at beginning of period	479	8	52	—	539

Cash and cash equivalents at end of period	$249	$8	$35	$—	$292

RECENT ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Aug. 04, 2013
RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 12—RECENT ACCOUNTING PRONOUNCEMENTS

        Comprehensive income: reclassifications—In February 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), to supersede and replace the presentation requirements for reclassifications out of accumulated other comprehensive income in ASU 2011-05, which were deferred indefinitely under ASU No. 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05" ("ASU 2011-12"), issued in December 2011. The amendments in ASU 2013-02 require an entity to provide additional information about significant reclassifications out of accumulated other comprehensive income by the respective line items of net income. The Company adopted the provisions of ASU 2013-02 on February 4, 2013. The adoption of ASU 2013-02 did not have an impact on the Company's financial position or results of operations.

        Release of cumulative translation adjustment—In March 2013, the FASB issued ASU No. 2013-05, "Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity" ("ASU 2013-05"), which resolves diversity in practice regarding the release of the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets within a foreign entity. The amendments in ASU 2013-05 are effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The adoption of ASU 2013-05 will not have a material impact on the Company's financial position or results of operations.

        Presentation of an unrecognized tax benefit—In July 2013, the FASB issued ASU No. 2013-11, "Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists" ("ASU 2013-11"), which resolves diversity in practice on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. An unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except in certain situations, as defined in ASU 2013-11. The amendments in ASU 2013-11 are effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2013-11.

NATURE OF BUSINESS AND BASIS OF PRESENTATION (Policies)	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
NATURE OF BUSINESS AND BASIS OF PRESENTATION
Nature of Business

Nature of Business

        HD Supply Holdings, Inc. ("Holdings") indirectly owns all of the outstanding common stock of HD Supply, Inc. ("HDS", "HD Supply" or the "Company").

        HD Supply is one of the largest industrial distribution companies in North America. The Company specializes in three distinct market sectors: Maintenance, Repair & Operations; Infrastructure & Power; and Specialty Construction. Through over 600 locations across 46 U.S. states and 9 Canadian provinces, the Company serves these markets with an integrated go-to-market strategy. HD Supply has approximately 15,000 associates delivering localized, customer-tailored products, services and expertise. The Company serves approximately 500,000 customers, which include contractors, government entities, maintenance professionals, home builders and industrial businesses. HD Supply's broad range of end-to-end product lines and services include over one million stock-keeping units ("SKUs") of quality, name-brand and proprietary-brand products as well as value-add services supporting the entire life-cycle of a project from infrastructure and construction to maintenance, repair and operations.

        HD Supply is managed primarily on a product line basis and reports results of operations in four reportable segments. The reportable segments are Facilities Maintenance, Waterworks, Power Solutions, and White Cap. Other operating segments include Crown Bolt, Repair & Remodel, Creative Touch Interiors ("CTI"), and HD Supply Canada. In addition, the consolidated financial statements include Corporate, which is comprised of enterprise-wide functional departments.

Nature of Business

        HD Supply, Inc. (the "Company" or "HD Supply"), a wholly-owned subsidiary of HD Supply Holdings, Inc., is one of the largest industrial distribution companies in North America. With a diverse portfolio of industry-leading businesses, the Company provides a broad range of products and services to more than 500,000 professional customers in the infrastructure and energy, maintenance, repair and improvement, and specialty construction markets.

        The Company provides an expansive offering of approximately one million stock-keeping units ("SKUs") of quality, name-brand and propriety-brand products at competitive prices. Through approximately 635 locations across 46 states and 9 Canadian provinces, HD Supply provides localized, customer-driven services including jobsite delivery, will call or direct-ship options, diversified logistics and innovative solutions that contribute to its customers' success.

        HD Supply is managed primarily on a product line basis and reports results of operations in four reportable segments. The reportable segments are Facilities Maintenance, Waterworks, Power Solutions, and White Cap. Other operating segments include Crown Bolt, Repair & Remodel, Creative Touch Interiors ("CTI"), and HD Supply Canada. In addition, the consolidated financial statements include Corporate, which includes enterprise-wide functional departments.

Initial Public Offering

Initial Public Offering

        On June 26, 2013, Holdings' Registration Statement (File No. 333-187872) was declared effective by the U.S. Securities and Exchange Commission (the "SEC") for an initial public offering of its common stock, par value $0.01 per share ("Common Stock"). Holdings registered the offering and sale of 53,191,489 shares of Common Stock and an additional 7,978,723 shares of Common Stock to be sold to the underwriters pursuant to their over-allotment option at a price of $18.00 per share. On July 2, 2013, Holdings completed the offering of 61,170,212 shares of Common Stock at a price of $18.00 per share, for an aggregate offering price of $1,038 million, net of underwriters' discounts and commissions and paid and unpaid offering expenses of approximately $17 million (including the payment to the Equity Sponsors, as defined below, of a transaction fee of approximately $11 million). As of August 4, 2013, approximately $14 million of offering expenses have been paid. The net proceeds of $1,038 million were contributed by Holdings to HDS as an equity contribution.

        The net proceeds from the initial public offering were used to (1) redeem all $950 million of HDS's outstanding 10.50% Senior Subordinated Notes due 2021 (the "January 2013 Senior Subordinated Notes"), including the payment of a $29 million redemption premium and $29 million of accrued interest through the redemption date (See Note 4, Debt), and (2) pay related fees and expenses, including the payment to the Equity Sponsors, as defined below, of an aggregate fee to terminate the consulting agreements of approximately $18 million (See Note 3, Related Parties). The remaining net proceeds were used for general corporate purposes.

Basis of Presentation

Basis of Presentation

        The consolidated financial statements have been prepared pursuant to the rules and regulations of the SEC that permit reduced disclosure for interim periods. The consolidated balance sheet as of February 3, 2013 was derived from audited financial statements, but does not include all necessary disclosures required by accounting principles generally accepted in the United States of America ("GAAP"). Certain amounts in prior-period financial statements have been reclassified to conform to the current period's presentation.

        In management's opinion, the unaudited financial information for the interim periods presented includes all adjustments necessary for a fair statement of the results of operations, financial position, and cash flows. All adjustments are of a normal recurring nature unless otherwise disclosed. Revenues, expenses, assets and liabilities can vary during each quarter of the year. Therefore, the results and trends in these interim financial statements may not be the same as those for the full year. For a more complete discussion of the Company's significant accounting policies and other information, you should read this report in conjunction with HD Supply's financial statements for the year ended February 3, 2013, which includes all disclosures required by GAAP, included in the Company's prospectus filed with the SEC pursuant to Rule 424(b) on June 28, 2013, relating to its initial public offering.

Fiscal Year

Fiscal Year

HD Supply’s fiscal year is a 52- or 53-week period ending on the Sunday nearest to January 31.  Fiscal year ending February 2, 2014 (“fiscal 2013”) includes 52 weeks and fiscal year ending February 3, 2013 (“fiscal 2012”) included 53 weeks.  The three months ended August 4, 2013 and July 29, 2012 both included 13 weeks and the six months ended August 4, 2013 and July 29, 2012 both included 26 weeks.

Fiscal Year

        HD Supply's fiscal year is a 52- or 53-week period ending on the Sunday nearest to January 31. Fiscal year ended February 3, 2013 ("fiscal 2012") includes 53 weeks. Fiscal years ended January 29, 2012 ("fiscal 2011") and January 30, 2011 ("fiscal 2010") both include 52 weeks.

Principles of Consolidation

Principles of Consolidation

        The consolidated financial statements of HD Supply, Inc. present the results of operations, financial position and cash flows of HD Supply, Inc. and its wholly-owned subsidiaries. All material intercompany balances and transactions are eliminated. Results of operations of businesses acquired are included from their respective dates of acquisition. The results of operations of all discontinued operations have been separately reported as discontinued operations for all periods presented.

Principles of Consolidation

        The consolidated financial statements present the results of operations, financial position and cash flows of HD Supply, Inc. and its wholly-owned subsidiaries. All material intercompany balances and transactions are eliminated. Results of operations of businesses acquired are included from their respective dates of acquisition. The assets, liabilities, and results of operations of all discontinued operations have been separately reported as discontinued operations for all periods presented. Certain amounts in prior-period financial statements have been reclassified to conform to the current period's presentation.

Estimates

Estimates

Management has made a number of estimates and assumptions relating to the reporting of assets and liabilities, the disclosure of contingent assets and liabilities, and reported amounts of revenues and expenses in preparing these consolidated financial statements in conformity with GAAP.  Actual results could differ from these estimates.

Estimates

        Management has made a number of estimates and assumptions relating to the reporting of assets and liabilities, the disclosure of contingent assets and liabilities, and reported amounts of revenues and expenses in preparing these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Actual results could differ from these estimates.

Self-Insurance

Self-Insurance

HD Supply has a high deductible insurance program for most losses related to general liability, product liability, environmental liability, automobile, workers’ compensation, and is self-insured for medical claims and certain legal claims.  The expected ultimate cost for claims incurred as of the balance sheet date is not discounted and is recognized as a liability. Self-insurance losses for claims filed and claims incurred but not reported are accrued based upon estimates of the aggregate liability for uninsured claims using loss development factors and actuarial assumptions followed in the insurance industry and historical loss development experience.  At August 4, 2013 and February 3, 2013, self-insurance reserves totaled approximately $93 million and $94 million, respectively.

Self-Insurance

        HD Supply has a high deductible insurance program for most losses related to general liability, product liability, environmental liability, automobile liability, workers' compensation, and is self-insured for medical claims and certain legal claims. The expected ultimate cost for claims incurred as of the balance sheet date is not discounted and is recognized as a liability. Self-insurance losses for claims filed and claims incurred but not reported are accrued based upon estimates of the aggregate liability for uninsured claims using loss development factors and actuarial assumptions followed in the insurance industry and historical loss development experience. At February 3, 2013 and January 29, 2012, reserves totaled approximately $94 million and $101 million, respectively.

RECENT ACCOUNTING PRONOUNCEMENTS (Policies)	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
RECENT ACCOUNTING PRONOUNCEMENTS
Recent Accounting Pronouncements

Comprehensive income: reclassifications — In February 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (“ASU 2013-02”), to supersede and replace the presentation requirements for reclassifications out of accumulated other comprehensive income in ASU 2011-05, which were deferred indefinitely under ASU No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011-12”), issued in December 2011. The amendments in ASU 2013-02 require an entity to provide additional information about significant reclassifications out of accumulated other comprehensive income by the respective line items of net income.  The Company adopted the provisions of ASU 2013-02 on February 4, 2013. The adoption of ASU 2013-02 did not have an impact on the Company’s financial position or results of operations.

Release of cumulative translation adjustment — In March 2013, the FASB issued ASU No. 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity” (“ASU 2013-05”), which resolves diversity in practice regarding the release of the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets within a foreign entity. The amendments in ASU 2013-05 are effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The adoption of ASU 2013-05 will not have a material impact on the Company’s financial position or results of operations.

Presentation of an unrecognized tax benefit — In July 2013, the FASB issued ASU No. 2013-11, “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists” (“ASU 2013-11”), which resolves diversity in practice on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. An unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except in certain situations, as defined in ASU 2013-11. The amendments in ASU 2013-11 are effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2013-11.

Recent Accounting Pronouncements

        Fair value measurement—In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU 2011-04"). The amendments in this ASU are intended to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards ("IFRS"s). The amendments in this ASU explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The Company adopted the provisions of ASU 2011-04 on January 30, 2012. The adoption did not have an impact on the Company's financial position or results of operations.

        Comprehensive income: Presentation—In June 2011, the FASB issued ASU No. 2011-05, "Presentation of Comprehensive Income" ("ASU 2011-05"), to increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and requires that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. The Company adopted the provisions of ASU 2011-05 on January 30, 2012. The adoption of ASU 2011-05 did not have an impact on the Company's financial position or results of operations.

        Comprehensive income: Reclassifications—In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), to supersede and replace the presentation requirements for reclassifications out of accumulated other comprehensive income in ASU 2011-05, which were deferred indefinitely under ASU No. 2011-12, ""Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05" ("ASU 2011-12"), issued in December 2011. The amendments in ASU 2013-02 would require an entity to provide additional information about reclassifications out of accumulated other comprehensive income by the respective line items of net income. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2012. The adoption of ASU 2013-02 will not have an impact on the Company's financial position or results of operations.

        Goodwill impairment testing—In September 2011, the FASB issued ASU No. 2011-08, "Testing Goodwill for Impairment" ("ASU 2011-08"), which simplifies how entities test goodwill for impairment and permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Company adopted the provisions of ASU 2011-08 on January 30, 2012. The adoption of ASU 2011-08 did not have an impact on the Company's financial position or results of operations.

        Release of Cumulative Translation Adjustment—In March 2013, the FASB issued ASU No. 2013-05, "Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity" ("ASU 2013-05"), which resolves diversity in practice regarding the release of the cumulative translation adjustment into net income when a parent either sells a part of all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets within a foreign entity. The amendments in ASU 2013-05 are effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The adoption of ASU 2013-05 will not have a material impact on the Company's financial position or results of operations.

DISCONTINUED OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
DISCONTINUED OPERATIONS
Result of Operations of Discontinued Operations
	Three Months Ended		Six Months Ended
	August 4, 2013	July 29, 2012	August 4, 2013	July 29, 2012
Net sales	$—	$—	$—	$127
Gain on sale of discontinued operations	—	—	—	9
Income (loss) before provision for income taxes	—	—	—	16
Provision for income taxes	—	—	—	—
Income (loss) from discontinued operations, net of tax	$—	$—	$—	$16

The following tables provide additional detail related to the results of operations of the discontinued operations (amounts in millions):

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Net sales	$127	$969	$1,028
Gain on sales of discontinued operations	12	9	—
Income (loss) before provision for income taxes	20	20	(6)
Provision for income taxes	—	—	—

Income (loss) from discontinued operations, net of tax	$20	$20	$(6)

DEBT (Tables)	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
DEBT
Schedule of Long-term Debt
	August 4, 2013		February 3, 2013
	Outstanding Principal	Interest Rate %(1)	Outstanding Principal	Interest Rate %(1)
Senior ABL Facility due 2017	$500	1.69	$300	1.96
Term Loans due 2017, net of unamortized discount of $21 million and $26 million as of August 4, 2013 and February 3, 2013, respectively	969	4.50	969	7.25
First Priority Notes due 2019, including unamortized premium of $19 million and $21 million as of August 4, 2013 and February 3, 2013, respectively	1,269	8.125	1,271	8.125
Second Priority Notes due 2020	675	11.00	675	11.00
October 2012 Senior Unsecured Notes due 2020	1,000	11.50	1,000	11.50
February 2013 Senior Unsecured Notes due 2020	1,275	7.50	1,275	7.50
January 2013 Senior Subordinated Notes due 2021	—	—	950	10.50
2007 Senior Subordinated Notes due 2015	—	—	889	13.50
Total long-term debt	$5,688		$7,329
Less current installments	(10)		(899)
Long-term debt, excluding current installments	$5,678		$6,430

(1) Represents the stated rate of interest, without including the effect of discounts or premiums.

Long-term debt as of February 3, 2013 and January 29, 2012 consisted of the following (dollars in millions):

	February 3, 2013		January 29, 2012
	Outstanding Principal	Interest Rate %(1)	Outstanding Principal	Interest Rate %(1)
ABL Facility due 2017	$300	1.96	$—	—
Old Term Loan due August 30, 2012	—	—	73	1.53
Old Term Loan due April 1, 2014	—	—	855	3.03
Old ABL Term Loan due April 1, 2014	—	—	214	3.56
Term Loan due 2017, net of unamortized discount of $26 million as of February 3, 2013	969	7.25	—	—
First Priority Notes due 2019, including unamortized premium of $21 million as of February 3, 2013	1,271	8.125	—	—
Second Priority Notes due 2020	675	11.00	—	—
Old Senior Notes due 2014	—	—	2,500	12.00
11.5% Senior Notes due 2020	1,000	11.50	—	—
7.5% Senior Notes due 2020	1,275	7.50	—	—
Senior Subordinated Notes due 2021	950	10.50	—	—
Old Senior Subordinated Notes due 2015	889	13.50	1,820	13.50

Total long-term debt	$7,329		5,462
Less current installments	(899)		(82)

Long-term debt, excluding current installments	$6,430		$5,380

(1)
Represents the stated rate of interest, without including the effect of discounts or premiums.

FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
FAIR VALUE MEASUREMENTS
Schedule of Financial Instruments that are Not Reflected at Fair Value on the Balance Sheet
	As of August 4, 2013		As of February 3, 2013
	Recorded Amount(1)	Estimated Fair Value	Recorded Amount(1)	Estimated Fair Value
Senior ABL Facility	$500	$488	$300	$292
Term Loans and Notes	5,190	5,737	7,034	7,573
Total	$5,690	$6,225	$7,334	$7,865

(1) These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets. These amounts do not include any related discounts or premiums.

The Company's financial instruments that are not reflected at fair value on the balance sheet were as follows (amounts in millions):

	As of February 3, 2013		As of January 29, 2012
	Recorded Amount(1)	Estimated Fair Value(1)	Recorded Amount(1)	Estimated Fair Value(1)
ABL Facility	$300	$292	$—	$—
Term Loans and Notes	7,034	7,573	5,462	5,070

Total	$7,334	$7,865	$5,462	$5,070

(1)
These amounts do not include accrued interest; accrued interest is classified as Other current liabilities and Other liabilities in the accompanying Consolidated Balance Sheets. These amounts do not include any related discounts and premiums.

SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION
Schedule of Receivables
	August 4, 2013	February 3, 2013
Trade receivables, net of allowance for doubtful accounts	$1,136	$926
Vendor rebate receivables	67	66
Other receivables	18	16
Total receivables, net	$1,221	$1,008

Receivables as of February 3, 2013 and January 29, 2012 consisted of the following (amounts in millions):

	February 3, 2013	January 29, 2012
Trade receivables, net of allowance for doubtful accounts	$926	$919
Vendor rebate receivables	66	71
Other receivables	16	12

Total receivables, net	$1,008	$1,002

Schedule of Other Current Liabilities
	August 4, 2013	February 3, 2013
Accrued interest	$118	$147
Accrued non-income taxes	38	34
Other	110	110
Total other current liabilities	$266	$291

SEGMENT INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
SEGMENT INFORMATION
Net Sales Adjusted Earning Before Interest, Taxes, Depreciation and Amortization and Other Measures for Reportable Segments and Total Continuing Operations

	Facilities Maintenance	Waterworks	Power Solutions	White Cap	Corporate & Other	Total Continuing Operations
Three Months Ended August 4, 2013
Net Sales	$638	$601	$456	$336	$226	$2,257
Adjusted EBITDA	125	50	18	24	1	218
Depreciation(1) & Software Amortization	11	3	2	4	9	29
Other Intangible Amortization	20	1	4	5	3	33

Three Months Ended July 29, 2012
Net Sales	$571	$527	$440	$307	$214	$2,059
Adjusted EBITDA	109	39	20	18	6	192
Depreciation(1) & Software Amortization	10	2	2	3	7	24
Other Intangible Amortization	19	24	4	5	8	60

	Facilities Maintenance	Waterworks	Power Solutions	White Cap	Corporate & Other	Total Continuing Operations
Six Months Ended August 4, 2013
Net Sales	$1,199	$1,124	$918	$646	$438	$4,325
Adjusted EBITDA	225	88	36	38	(5)	382
Depreciation(1) & Software Amortization	22	5	3	8	17	55
Other Intangible Amortization	40	2	9	10	6	67

Six Months Ended July 29, 2012
Net Sales	$1,068	$988	$855	$573	$411	$3,895
Adjusted EBITDA	194	67	34	26	4	325
Depreciation(1) & Software Amortization	19	4	3	6	15	47
Other Intangible Amortization	38	48	9	10	15	120

(1) Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations and Comprehensive Income (Loss).

The following tables present Net sales, Adjusted EBITDA, and certain other measures for each of the reportable segments and total continuing operations for the periods indicated (amounts in millions):

	Fiscal Year 2012
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expenditures
Facilities Maintenance	$2,182	$389	$39	$79	$2,463	$35
Waterworks	2,028	137	10	96	1,562	12
Power Solutions	1,787	72	7	18	816	4
White Cap	1,178	56	12	20	521	22
Corporate & Other	860	29	28	30	1,972	42

Total continuing operations	$8,035	$683	$96	$243	$7,334	$115

	Fiscal Year 2011
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expenditures
Facilities Maintenance	$1,870	$318	$30	$75	$2,264	$32
Waterworks	1,772	112	5	95	1,562	5
Power Solutions	1,625	50	5	20	775	5
White Cap	981	17	14	19	481	16
Corporate & Other	780	11	31	35	1,656	51

Total continuing operations	$7,028	$508	$85	$244	$6,738	$109

	Fiscal Year 2010
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expenditures
Facilities Maintenance	$1,682	$282	$28	$75	$2,265	$20
Waterworks	1,659	94	5	94	1,582	2
Power Solutions	1,462	49	5	19	740	2
White Cap	852	(10)	20	19	439	3
Corporate & Other	794	(4)	41	37	2,063	18

Total continuing operations	$6,449	$411	$99	$244	$7,089	$45

(1)
Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations.

(2)
Total Assets include amounts attributable to discontinued operations for the periods prior to the dispositions.

Reconciliation of Adjusted EBITDA to Income (Loss) from Continuing Operations
	Three Months Ended		Six Months Ended
	August 4, 2013	July 29, 2012	August 4, 2013	July 29, 2012
Total Adjusted EBITDA	$218	$192	$382	$325
Depreciation and amortization	62	84	122	167
Stock-based compensation	5	5	8	10
Management fees and expenses	1	2	2	3
Other	—	(2)	—	(1)
Operating income (loss)	150	103	250	146
Interest expense	144	158	291	324
Loss on extinguishment & modification of debt	46	—	87	220
Other (income) expense, net	20	—	20	—
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(60)	(55)	(148)	(398)
Provision (benefit) for income taxes	12	1	55	34
Income (loss) from continuing operations	$(72)	$(56)	$(203)	$(432)

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Total Adjusted EBITDA	$683	$508	$411
Depreciation and amortization	339	329	343
Stock-based compensation	16	20	17
Management fees and expenses	5	5	5
Restructuring	—	—	8
Goodwill & other intangible asset impairment	152	—	—
Other	—	(1)	1

Operating income	171	155	37
Interest expense	658	639	623
Loss on extinguishment of debt	709
Other (income) expense, net	—	—	(1)

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(1,196)	(484)	(585)
Provision (benefit) for income taxes	3	79	28

Income (loss) from continuing operations	$(1,199)	$(563)	$(613)

SUBSIDIARY GUARANTORS (Tables)	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
SUBSIDIARY GUARANTORS
Condensed Consolidating Statements of Operations and Comprehensive Income (Loss)
	Three Months Ended August 4, 2013
	Debt Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total HDS

Net Sales	$—	$2,136	$122	$(1)	$2,257
Cost of sales	—	1,504	92	—	1,596
Gross Profit	—	632	30	(1)	661
Operating expenses:
Selling, general and administrative	22	407	22	(1)	450
Depreciation and amortization	4	56	1	—	61
Total operating expenses	26	463	23	(1)	511
Operating Income (Loss)	(26)	169	7	—	150
Interest expense	145	73	1	(75)	144
Interest (income)	(75)	—	—	75	—
Net (earnings) loss of equity affiliates	(127)	—	—	127	—
Loss on extinguishment & modification of debt	46	—	—	—	46
Other (income) expense, net	20	—	—	—	20
Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(35)	96	6	(127)	(60)
Provision (benefit) for income taxes	37	(25)	—	—	12
Income (Loss) from Continuing Operations	(72)	121	6	(127)	(72)
Income (loss) from discontinued operations, net of tax	—	—	—	—	—
Net Income (Loss)	(72)	121	6	(127)	(72)
Other comprehensive income (loss) — foreign currency translation adjustment	(3)	—	(3)	3	(3)
Total Comprehensive Income (Loss)	$(75)	$121	$3	$(124)	$(75)

	Three Months Ended July 29, 2012
	Debt Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total HDS

Net Sales	$—	$1,954	$105	$—	$2,059
Cost of sales	—	1,388	77	—	1,465
Gross Profit	—	566	28	—	594
Operating expenses:
Selling, general and administrative	16	371	21	—	408
Depreciation and amortization	3	79	1	—	83
Total operating expenses	19	450	22	—	491
Operating Income (Loss)	(19)	116	6	—	103
Interest expense	179	75	—	(96)	158
Interest (income)	(75)	—	(21)	96	—
Net (earnings) loss of equity affiliates	(65)	—	—	65	—
Other (income) expense, net	—	—	—	—	—
Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(58)	41	27	(65)	(55)
Provision (benefit) for income taxes	(2)	(6)	9	—	1
Income (Loss) from Continuing Operations	(56)	47	18	(65)	(56)
Income (loss) from discontinued operations, net of tax	—	—	—	—	—
Net Income (Loss)	$(56)	$47	$18	$(65)	$(56)
Other comprehensive income — foreign currency translation adjustment	(3)	—	(3)	3	(3)
Total Comprehensive Income (Loss)	$(59)	$47	$15	$(62)	$(59)

	Six Months Ended August 4, 2013
	Debt Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total HDS

Net Sales	$—	$4,102	$224	$(1)	$4,325
Cost of sales	—	2,900	166	—	3,066
Gross Profit	—	1,202	58	(1)	1,259
Operating expenses:
Selling, general and administrative	41	805	44	(1)	889
Depreciation and amortization	8	111	1	—	120
Total operating expenses	49	916	45	(1)	1,009
Operating Income (Loss)	(49)	286	13	—	250
Interest expense	292	148	1	(150)	291
Interest (income)	(149)	(1)	—	150	—
Net (earnings) loss of equity affiliates	(196)	—	—	196	—
Loss on extinguishment & modification of debt	87	—	—	—	87
Other (income) expense, net	20	—	—	—	20
Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(103)	139	12	(196)	(148)
Provision (benefit) for income taxes	100	(46)	1	—	55
Income (Loss) from Continuing Operations	(203)	185	11	(196)	(203)
Income (loss) from discontinued operations, net of tax	—	—	—	—	—
Net Income (Loss)	(203)	185	11	(196)	(203)
Other comprehensive income (loss) — foreign currency translation adjustment	(4)	—	(4)	4	(4)
Total Comprehensive Income (Loss)	$(207)	$185	$7	$(192)	$(207)

	Six Months Ended July 29, 2012
	Debt Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total HDS

Net Sales	$—	$3,690	$205	$—	$3,895
Cost of sales	—	2,627	151	—	2,778
Gross Profit	—	1,063	54	—	1,117
Operating expenses:
Selling, general and administrative	36	726	43	—	805
Depreciation and amortization	7	158	1	—	166
Total operating expenses	43	884	44	—	971
Operating Income (Loss)	(43)	179	10	—	146
Interest expense	367	150	—	(193)	324
Interest (income)	(150)	(2)	(41)	193	—
Net (earnings) loss of equity affiliates	(72)	—	—	72	—
Loss on extinguishment & modification of debt	220	—	—	—	220
Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(408)	31	51	(72)	(398)
Provision (benefit) for income taxes	16	(3)	21	—	34
Income (Loss) from Continuing Operations	(424)	34	30	(72)	(432)
Income (loss) from discontinued operations, net of tax	8	8	—	—	16
Net Income (Loss)	$(416)	$42	$30	$(72)	$(416)
Other comprehensive income — foreign currency translation adjustment	—	—	—	—	—
Total Comprehensive Income (Loss)	$(416)	$42	$30	$(72)	$(416)

The following supplemental financial information sets forth, on a consolidating basis, the condensed statements of operations and comprehensive income (loss), the condensed balance sheets, and the condensed statements of cash flows for the parent company issuer of the Notes, HD Supply, Inc., (the "Parent Issuer"), for the Guarantor Subsidiaries and for the Non-guarantor Subsidiaries and total consolidated HD Supply, Inc. and subsidiaries (amounts in millions):

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	Fiscal Year 2012
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$7,608	$428	$(1)	$8,035
Cost of sales	—	5,398	317	—	5,715

Gross Profit	—	2,210	111	(1)	2,320
Operating expenses:
Selling, general and administrative	64	1,504	94	(1)	1,661
Depreciation and amortization	13	321	2	—	336
Goodwill & other intangible asset impairment	—	152	—	—	152

Total operating expenses	77	1,977	96	(1)	2,149
Operating Income (Loss)	(77)	233	15	—	171
Interest expense	715	301	1	(359)	658
Interest (income)	(302)	(3)	(54)	359	—
Net (earnings) loss of equity affiliates	14	—	—	(14)	—
Loss on extinguishment of debt	709	—	—	—	709

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(1,213)	(65)	68	14	(1,196)
Provision (benefit) for income taxes	(22)	—	25	—	3

Income (Loss) from Continuing Operations	(1,191)	(65)	43	14	(1,199)
Income (loss) from discontinued operations, net of tax	12	8	—	—	20

Net Income (Loss)	$(1,179)	$(57)	$43	$14	$(1,179)

Other comprehensive income—foreign currency translation adjustment	—	—	—	—	—

Total Comprehensive Income (Loss)	$(1,179)	$(57)	$43	$14	$(1,179)

	Fiscal Year 2011
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$6,630	$398	$—	$7,028
Cost of sales	—	4,720	294	—	5,014

Gross Profit	—	1,910	104	—	2,014
Operating expenses:
Selling, general and administrative	78	1,372	82	—	1,532
Depreciation and amortization	12	313	2	—	327

Total operating expenses	90	1,685	84	—	1,859
Operating Income (Loss)	(90)	225	20	—	155
Interest expense	722	298	1	(382)	639
Interest (income)	(299)	(3)	(80)	382	—
Net (earnings) loss of equity affiliates	30	—	—	(30)	—

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(543)	(70)	99	30	(484)
Provision (benefit) for income taxes	32	10	37	—	79

Income (Loss) from Continuing Operations	(575)	(80)	62	30	(563)
Income (loss) from discontinued operations, net of tax	32	(15)	3	—	20

Net Income (Loss)	$(543)	$(95)	$65	$30	$(543)

Other comprehensive income—foreign currency translation adjustment	(1)	—	(1)	1	(1)

Total Comprehensive Income (Loss)	$(544)	$(95)	$64	$31	$(544)

	Fiscal Year 2010
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$6,085	$364	$—	$6,449
Cost of sales	—	4,339	269	—	4,608

Gross Profit	—	1,746	95	—	1,841
Operating expenses:
Selling, general and administrative	82	1,302	71	—	1,455
Depreciation and amortization	16	322	3	—	341
Restructuring	—	8	—	—	8

Total operating expenses	98	1,632	74	—	1,804
Operating Income (Loss)	(98)	114	21	—	37
Interest expense	701	298	—	(376)	623
Interest (income)	(298)	(4)	(74)	376	—
Loss on extinguishment of debt	2	—	—	—	2
Other (income) expense, net	(3)	—	—	—	(3)
Net (earnings) loss of equity affiliates	178	—	—	(178)	—

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(678)	(180)	95	178	(585)
Provision (benefit) for income taxes	(17)	6	39	—	28

Income (Loss) from Continuing Operations	(661)	(186)	56	178	(613)
Income (loss) from discontinued operations, net of tax	42	(49)	1	—	(6)

Net Income (Loss)	$(619)	$(235)	$57	$178	$(619)

Other comprehensive income:
Foreign currency translation adjustment	9	—	9	(9)	9
Unrealized gains on derivatives, net of tax	1	—	—	—	1

Total Comprehensive Income (Loss)	$(609)	$(235)	$66	$169	$(609)

Condensed Consolidating Balance Sheets
	As of August 4, 2013
	Debt Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total HDS
ASSETS
Current assets:
Cash and cash equivalents	$59	$18	$32	$—	$109
Receivables, net	4	1,138	79	—	1,221
Inventories	—	1,047	61	—	1,108
Deferred tax asset	—	48	1	(46)	3
Intercompany receivable	—	1	—	(1)	—
Other current assets	10	33	4	—	47
Total current assets	73	2,285	177	(47)	2,488

Property and equipment, net	64	332	5	—	401
Goodwill	—	3,133	6	—	3,139
Intangible assets, net	—	402	4	—	406
Deferred tax asset	40	—	6	(40)	6
Investment in subsidiaries	2,955	—	—	(2,955)	—
Intercompany notes receivable	2,774	558	—	(3,332)	—
Other assets	141	5	1	—	147
Total assets	$6,047	$6,715	$199	$(6,374)	$6,587

LIABILITIES AND STOCKHOLDER’S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$13	$755	$47	$—	$815
Accrued compensation and benefits	30	82	4	—	116
Current installments of long-term debt	10	—	—	—	10
Deferred tax liabilities	46	—	—	(46)	—
Intercompany payable	—	—	1	(1)	—
Other current liabilities	151	103	12	—	266
Total current liabilities	250	940	64	(47)	1,207

Long-term debt, excluding current installments	5,678	—	—	—	5,678
Deferred tax liabilities	—	151	—	(40)	111
Intercompany notes payable	558	2,774	—	(3,332)	—
Other liabilities	314	24	6	—	344
Total liabilities	6,800	3,889	70	(3,419)	7,340

Stockholder’s equity (deficit)	(753)	2,826	129	(2,955)	(753)
Total liabilities and stockholder’s equity (deficit)	$6,047	$6,715	$199	$(6,374)	$6,587

	As of February 3, 2013
	Debt Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total HDS
ASSETS
Current assets:
Cash and cash equivalents	$91	$15	$35	$—	$141
Cash equivalents restricted for debt redemption	936	—	—	—	936
Receivables, net	4	937	67	—	1,008
Inventories	—	928	59	—	987
Deferred tax asset	—	48	1	(7)	42
Intercompany receivable	—	1	—	(1)	—
Other current assets	9	37	3	—	49
Total current assets	1,040	1,966	165	(8)	3,163

Property and equipment, net	66	323	6	—	395
Goodwill	—	3,132	6	—	3,138
Intangible assets, net	—	469	4	—	473
Deferred tax asset	48	—	6	(48)	6
Investment in subsidiaries	2,854	—	—	(2,854)	—
Intercompany notes receivable	2,774	634	—	(3,408)	—
Other assets	153	6	—	—	159
Total assets	$6,935	$6,530	$187	$(6,318)	$7,334

LIABILITIES AND STOCKHOLDER’S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$14	$638	$41	$—	$693
Accrued compensation and benefits	46	108	6	—	160
Current installments of long-term debt	899	—	—	—	899
Deferred tax liabilities	7	—	—	(7)	—
Intercompany payable	—	—	1	(1)	—
Other current liabilities	183	98	10	—	291
Total current liabilities	1,149	844	58	(8)	2,043

Long-term debt, excluding current installments	6,430	—	—	—	6,430
Deferred tax liabilities	—	152	—	(48)	104
Intercompany notes payable	634	2,774	—	(3,408)	—
Other liabilities	313	28	7	—	348
Total liabilities	8,526	3,798	65	(3,464)	8,925

Stockholder’s equity (deficit)	(1,591)	2,732	122	(2,854)	(1,591)
Total liabilities and stockholder’s equity (deficit)	$6,935	$6,530	$187	$(6,318)	$7,334

	As of February 3, 2013
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$91	$15	$35	$—	$141
Cash equivalents restricted for debt redemption	936	—	—	—	936
Receivables, net	4	937	67	—	1,008
Inventories	—	928	59	—	987
Deferred tax asset	—	48	1	(7)	42
Intercompany receivable	—	1	—	(1)	—
Other current assets	9	37	3	—	49

Total current assets	1,040	1,966	165	(8)	3,163

Property and equipment, net	66	323	6	—	395
Goodwill	—	3,132	6	—	3,138
Intangible assets, net	—	469	4	—	473
Deferred tax asset	48	—	6	(48)	6
Investment in subsidiaries	2,854	—	—	(2,854)	—
Intercompany notes receivable	2,774	634	—	(3,408)	—
Other assets	153	6	—	—	159

Total assets	$6,935	$6,530	$187	$(6,318)	$7,334

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$14	$638	$41	$—	$693
Accrued compensation and benefits	46	108	6	—	160
Current installments of long-term debt	899	—	—	—	899
Deferred tax liabilities	7	—	—	(7)	—
Intercompany payable	—	—	1	(1)	—
Other current liabilities	183	98	10	—	291

Total current liabilities	1,149	844	58	(8)	2,043

Long-term debt, excluding current installments	6,430	—	—	—	6,430
Deferred tax liabilities	—	152	—	(48)	104
Intercompany notes payable	634	2,774	—	(3,408)	—
Other liabilities	313	28	7	—	348

Total liabilities	8,526	3,798	65	(3,464)	8,925

Stockholder's equity (deficit)	(1,591)	2,732	122	(2,854)	(1,591)

Total liabilities and stockholder's equity (deficit)	$6,935	$6,530	$187	$(6,318)	$7,334

	As of January 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$49	$12	$50	$—	$111
Receivables, net	4	922	97	(21)	1,002
Inventories	—	1,027	81	—	1,108
Deferred tax asset	—	89	2	(33)	58
Other current assets	8	34	5	—	47

Total current assets	61	2,084	235	(54)	2,326

Property and equipment, net	61	331	6	—	398
Goodwill	—	3,143	8	—	3,151
Intangible assets, net	—	731	4	—	735
Deferred tax asset	158	—	6	(164)	—
Investment in subsidiaries	3,456	—	—	(3,456)	—
Intercompany notes receivable	2,774	641	—	(3,415)	—
Other assets	122	6	261	(261)	128

Total assets	$6,632	$6,936	$520	$(7,350)	$6,738

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$21	$648	$45	$—	$714
Accrued compensation and benefits	42	93	5	—	140
Current installments of long-term debt	82	—	—	—	82
Deferred tax liabilities	33	—	—	(33)	—
Other current liabilities	284	104	11	(21)	378

Total current liabilities	462	845	61	(54)	1,314

Long-term debt, excluding current installments	5,641	—	—	(261)	5,380
Deferred tax liabilities	—	275	—	(164)	111
Intercompany notes payable	641	2,774	—	(3,415)	—
Other liabilities	316	37	8	—	361

Total liabilities	7,060	3,931	69	(3,894)	7,166

Stockholder's equity	(428)	3,005	451	(3,456)	(428)

Total liabilities and stockholder's equity (deficit)	$6,632	$6,936	$520	$(7,350)	$6,738

Condensed Consolidating Cash Flow Statements

	Six Months Ended August 4, 2013
	Debt Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total HDS
Net cash flows from operating activities	$(550)	$(26)	$(1)	$—	$(577)

Cash flows from investing activities
Capital expenditures	(11)	(52)	(1)	—	(64)
Proceeds from sale of property and equipment	—	5	—	—	5
Settlement of acquisition of a business	—	2	—	—	2
Proceeds from sale of investments	936	—	—	—	936
(Investments in) return of capital of equity affiliates	2	—	—	(2)	—
Proceeds from (payments of) intercompany notes	—	76	—	(76)	—

Net cash flows from investing activities	927	31	(1)	(78)	879

Cash flows from financing activities
Equity contribution (return of capital)	1,038	(2)	—	2	1,038
Borrowings (repayments) of intercompany notes	(76)	—	—	76	—
Borrowings of long-term debt	79	—	—	—	79
Repayments of long-term debt	(1,619)	—	—	—	(1,619)
Borrowings on long-term revolver	520	—	—	—	520
Repayments of long-term revolver	(320)	—	—	—	(320)
Debt issuance and modification fees	(34)	—	—	—	(34)
Other financing activities	3	—	—	—	3

Net cash flows from financing activities	(409)	(2)	—	78	(333)

Effect of exchange rates on cash	—	—	(1)	—	(1)

Net increase (decrease) in cash & cash equivalents	$(32)	$3	$(3)	$—	$(32)
Cash and cash equivalents at beginning of period	91	15	35	—	141

Cash and cash equivalents at end of period	$59	$18	$32	$—	$109

	Six Months Ended July 29, 2012
	Debt Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total HDS
Net cash flows from operating activities	$(318)	$(18)	$37	$(25)	$(324)

Cash flows from investing activities
Capital expenditures	(14)	(38)	—	—	(52)
Proceeds from sale of property and equipment	—	2	—	—	2
Purchase of debt investments	—	—	(1)	1	—
Payment for a business acquired	—	(196)	—	—	(196)
Proceeds from sale of a business	463	—	1	—	464
Proceeds from (payments of) intercompany notes	—	59	—	(59)	—
(Investments in) return of capital of equity affiliates	(169)	—	—	169	—
Other investing activities	—	—	(3)	—	(3)

Net cash flows from investing activities	280	(173)	(3)	111	215

Cash flows from financing activities
Dividend payment	—	—	(25)	25	—
Equity contribution (return of capital)	—	204	(35)	(169)	—
Borrowings (repayments) of intercompany notes	(59)	—	—	59	—
Borrowings of long-term debt	2,817	—	—	—	2,817
Repayments of long-term debt	(3,287)	—	—	(1)	(3,288)
Borrowings on long-term revolver	997	—	7	—	1,004
Repayments of long-term revolver	(372)	—	—	—	(372)
Debt issuance and modification fees	(73)	—	—	—	(73)

Net cash flows from financing activities	23	204	(53)	(86)	88

Effect of exchange rates on cash	—	—	—	—	—

Net increase (decrease) in cash & cash equivalents	$(15)	$13	$(19)	$—	$(21)
Cash and cash equivalents at beginning of period	49	12	50	—	111

Cash and cash equivalents at end of period	$34	$25	$31	$—	$90

	Fiscal Year 2012
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$(813)	$110	$73	$(51)	$(681)

Cash flows from investing activities
Capital expenditures	(26)	(87)	(2)	—	(115)
Proceeds from sale of property and equipment	—	17	—	—	17
Payment for a business acquired	—	(248)	—	—	(248)
Proceeds from sale of a business	480	—	1	—	481
Purchase of other investments	(1,921)	—	—	—	(1,921)
Proceeds from sale of investments	985	—	—	—	985
Purchase of debt investments	—	—	(1)	1	—
Proceeds from (payments of) intercompany notes	—	6	—	(6)	—
Investments (return of capital) in equity affiliates	(169)	—	—	169	—
Other investing activities	—	1	—	—	1

Net cash flows from investing activities	(651)	(311)	(2)	164	(800)

Cash flows from financing activities
Dividend payment	—	—	(51)	51	—
Equity contribution (return of capital)	—	204	(35)	(169)	—
Borrowings (repayments) of intercompany notes	(6)	—	—	6	—
Borrowings of long-term debt	6,365	—	—	—	6,365
Repayments of long-term debt	(5,023)	—	—	(1)	(5,024)
Borrowings on long-term revolver	1,291	—	10	—	1,301
Repayments of long-term revolver	(991)	—	(10)	—	(1,001)
Debt issuance and modification fees	(132)	—	—	—	(132)
Other financing activities	2	—	—	—	2

Net cash flows from financing activities	1,506	204	(86)	(113)	1,511

Net increase (decrease) in cash & cash equivalents	$42	$3	$(15)	$—	$30
Cash and cash equivalents at beginning of period	49	12	50	—	111

Cash and cash equivalents at end of period	$91	$15	$35	$—	$141

	Fiscal Year 2011
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$(629)	$458	$6	$—	$(165)
Cash flows from investing activities
Capital expenditures	(15)	(98)	(2)	—	(115)
Proceeds from sales of property and equipment	—	4	—	—	4
Payments for businesses acquired	—	(21)	—	—	(21)
Proceeds from sale of a business	117	—	11	—	128
Purchase of investments	(21)	(2)	—	—	(23)
Proceeds from sale of investments	21	—	—	—	21
Proceeds from (payments of) intercompany notes	—	(337)	—	337	—

Net cash flows from investing activities	102	(454)	9	337	(6)
Cash flows from financing activities
Borrowings (repayments) of intercompany notes	337	—	—	(337)	—
Repayments of long-term debt	(10)	—	—	—	(10)
Borrowings on long-term revolver	1,053	—	—	—	1,053
Repayments of long-term revolver	(1,053)	—	—	—	(1,053)

Net cash flows from financing activities	327	—	—	(337)	(10)
Effect of exchange rates on cash	—	—	—	—	—

Net increase (decrease) in cash & cash equivalents	$(200)	$4	$15	$—	$(181)
Cash and cash equivalents at beginning of period	249	8	35	—	292

Cash and cash equivalents at end of period	$49	$12	$50	$—	$111

	Fiscal Year 2010
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$452	$83	$16	$—	$551
Cash flows from investing activities
Capital expenditures	(6)	(41)	(2)	—	(49)
Proceeds from sales of property and equipment	—	4	—	—	4
Proceeds from (payments of) intercompany notes	—	(46)	—	46	—
Return of investment	33	—	—	(33)	—

Net cash flows from investing activities	27	(83)	(2)	13	(45)
Cash flows from financing activities
Equity contribution (return of capital)	1	—	(33)	33	1
Borrowings (repayments) of intercompany notes	46	—	—	(46)	—
Repayments of long-term debt	(40)	—	—	—	(40)
Borrowings on long-term revolver	178	—	—	—	178
Repayments of long-term revolver	(860)	—	—	—	(860)
Debt modification and issuance costs	(34)	—	—	—	(34)

Net cash flows from financing activities	(709)	—	(33)	(13)	(755)
Effect of exchange rates on cash	—	—	2	—	2

Net increase (decrease) in cash & cash equivalents	$(230)	$—	$(17)	$—	$(247)
Cash and cash equivalents at beginning of period	479	8	52	—	539

Cash and cash equivalents at end of period	$249	$8	$35	$—	$292

NATURE OF BUSINESS AND BASIS OF PRESENTATION (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended				0 Months Ended	3 Months Ended	0 Months Ended		6 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended					0 Months Ended
	Aug. 04, 2013 item	Jul. 29, 2012	Aug. 04, 2013 segment customer item location	Jul. 29, 2012	Feb. 03, 2013 product segment location	Jan. 29, 2012	Jan. 30, 2011	Feb. 02, 2014 Forecast	Aug. 01, 2013 January 2013 Senior Subordinated Notes	Aug. 04, 2013 January 2013 Senior Subordinated Notes	Jul. 02, 2013 Common stock	Jun. 26, 2013 Common stock	Aug. 04, 2013 Common stock	Aug. 04, 2013 Minimum product location	Feb. 03, 2013 Minimum customer	Aug. 04, 2013 Maximum	Feb. 03, 2013 Maximum	Aug. 04, 2013 U.S. location	Feb. 03, 2013 U.S. location	Aug. 04, 2013 Canada location	Feb. 03, 2013 Canada location	Jul. 02, 2013 Equity Sponsors
Nature of Business and Accounting Policy disclosures
Number of distinct market sectors in which entity specializes	3		3
Number of operating locations					635									600
Number of states or provinces					9													46	46	9	9
Number of associates			15,000
Number of customer			500,000												500,000
Number of SKUs offered					1,000,000									1,000,000
Reportable segment			4		4
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01		$ 0.01	$ 0.01						$ 0.01
Number of shares sold to public under initial public offering											61,170,212	53,191,489
Number of additional shares sold to public in connection with the exercise of the underwriters' over-allotment option												7,978,723
Price per share (in dollars per share)											$ 18	$ 18
Aggregate proceeds from initial public offering and exercise of underwriters' over-allotment option											$ 1,038
Stock offering expenses											17
Net proceeds from the initial public offering used to pay related fees and expenses																						11
Stock offering expenses paid													14
Equity contribution from parent			1,038
Net proceeds from the initial public offering used to redeem outstanding debt									950
Senior Subordinated Notes, interest rate (as a percent)										10.50%
Debt redemption premium									29	29
Accrued interest on debt redeemed									29
Net proceeds from the initial public offering used to pay aggregate fee to terminate the consulting agreements																						18
Number of weeks in fiscal year														364 days	364 days	371 days	371 days
Number of weeks in current fiscal year	91 days	91 days	182 days	182 days	371 days	364 days	364 days	364 days
Self-insurance reserves	$ 93		$ 93		$ 94	$ 101

DISCONTINUED OPERATIONS (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended
	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Mar. 26, 2012 IPVF	Mar. 31, 2012 IPVF	Oct. 28, 2012 IPVF	Apr. 29, 2012 IPVF
Discontinued operations disclosures
Gross proceeds from sale of issued and outstanding equity interests, net				$ 477
Proceeds from sale of issued and outstanding equity interests, net	464	481	128	464	477	13
Sale of issued and outstanding equity interests, transaction cost				5	5
Sale of issued and outstanding equity interests, pre-tax gain	$ 9	$ 12	$ 9		$ 12	$ 3	$ 9

DISCONTINUED OPERATIONS (Details 2) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
DISCONTINUED OPERATIONS
Net sales	$ 127	$ 127	$ 969	$ 1,028
Gain on sale of discontinued operations	9	12	9
Income (loss) before provision for income taxes	16	20	20	(6)
Income (Loss) from discontinued operations, net of tax	$ 16	$ 20	$ 20	$ (6)

RELATED PARTIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended									0 Months Ended				1 Months Ended
	Feb. 03, 2013	Jan. 29, 2012	Feb. 08, 2013 Old Senior Subordinated Notes	Feb. 03, 2013 Old Senior Subordinated Notes	Nov. 08, 2012 Old Senior Subordinated Notes	May 15, 2012 Old Senior Subordinated Notes	Jan. 29, 2012 Old Senior Subordinated Notes	Aug. 30, 2007 Old Senior Subordinated Notes	Aug. 04, 2013 Home Depot Maximum	Jul. 02, 2013 Equity Sponsors	Aug. 04, 2013 Equity Sponsors Maximum	Feb. 08, 2013 Equity Sponsors Old Senior Subordinated Notes	Aug. 04, 2013 Equity Sponsors Other Indebtedness	Aug. 30, 2007 Equity Sponsors Annual management fee 2007-2017	Aug. 30, 2007 HDS Investment Holding Incorporated Home Depot
Related Party transaction disclosures
Payments to Home Depot	$ 248	$ 21													$ 8,200
Percentage of common stock ownership of Holding which Home Depot received															12.50%
Value of Holding common stock which Home Depot received															325
Percentage of common stock ownership									10.00%		50.00%
Sponsor management fee										11				5
Aggregate fee paid to terminate the consulting agreements										18
Notes owned by affiliates of the Equity Sponsors beneficially, outstanding principal													34
Redemption price as a percentage of principal amount of debt			103.38%		103.38%	97.00%
Long Term Debt, Interest Rate			13.50%	13.50%			13.50%
Principal amount of debt								$ 1,300				$ 348
Notes owned by affiliates of the Equity sponsors beneficially, holding percentage												39.00%

DEBT (Details) (USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012	Aug. 04, 2013 Senior ABL Facility due 2017	Feb. 03, 2013 Senior ABL Facility due 2017	Aug. 04, 2013 Term Loan due 2017	Feb. 03, 2013 Term Loan due 2017	Aug. 04, 2013 First Priority Notes due 2019	Feb. 03, 2013 First Priority Notes due 2019	Apr. 12, 2012 First Priority Notes due 2019	Aug. 04, 2013 Second Priority Notes due 2020	Feb. 03, 2013 Second Priority Notes due 2020	Apr. 12, 2012 Second Priority Notes due 2020	Aug. 04, 2013 October 2012 Senior Unsecured Notes due 2020	Feb. 03, 2013 October 2012 Senior Unsecured Notes due 2020	Oct. 15, 2012 October 2012 Senior Unsecured Notes due 2020	Aug. 04, 2013 February 2013 Senior Unsecured Notes due 2020	Feb. 03, 2013 February 2013 Senior Unsecured Notes due 2020	Feb. 01, 2013 February 2013 Senior Unsecured Notes due 2020	Feb. 03, 2013 January 2013 Senior Subordinated Notes due 2021	Jan. 16, 2013 January 2013 Senior Subordinated Notes due 2021	Feb. 08, 2013 2007 Senior Subordinated Notes due 2015	Feb. 03, 2013 2007 Senior Subordinated Notes due 2015	Jan. 29, 2012 2007 Senior Subordinated Notes due 2015
Components of long-term debt
Long Term Debt	$ 5,688	$ 7,329	$ 5,462	$ 500	$ 300	$ 969	$ 969	$ 1,269	$ 1,271		$ 675	$ 675		$ 1,000	$ 1,000		$ 1,275	$ 1,275		$ 950			$ 889	$ 1,820
Less current installments	(10)	(899)	(82)
Long-term debt, excluding current installments	5,678	6,430	5,380
Long Term Debt, Interest Rate				1.69%	1.96%	4.50%	7.25%	8.13%	8.13%	8.13%	11.00%	11.00%	11.00%	11.50%	11.50%	11.50%	7.50%	7.50%	7.50%	10.50%	10.50%	13.50%	13.50%	13.50%
Unamortized discount						21	26
Unamortized premium								$ 19	$ 21

DEBT (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended		0 Months Ended		3 Months Ended		0 Months Ended		3 Months Ended	6 Months Ended		0 Months Ended		0 Months Ended
	Feb. 03, 2013	Apr. 29, 2012	Feb. 03, 2013	Jan. 30, 2011	Nov. 08, 2012 Old Senior Notes due 2014	May 15, 2012 Old Senior Notes due 2014	Feb. 03, 2013 Old Senior Notes due 2014	Feb. 08, 2013 Old Senior Notes due 2014	Feb. 08, 2013 Repayment of Debt Old Senior Notes due 2014	Aug. 01, 2013 10.5% Senior Subordinated Notes due 2021	Aug. 04, 2013 10.5% Senior Subordinated Notes due 2021	Aug. 04, 2013 Senior ABL Facility due 2017	Feb. 03, 2013 Senior ABL Facility due 2017	Jun. 28, 2013 Senior ABL Facility due 2017 Amendment of debt	Jun. 27, 2013 Senior ABL Facility due 2017 Amendment of debt	Feb. 15, 2013 Senior Secured Term Loan Facility Amendment of debt	Feb. 15, 2013 Senior Secured Term Loan Facility LIBOR Amendment of debt	Feb. 15, 2013 Senior Secured Term Loan Facility Prime Amendment of debt
Debt
Debt redeemed					$ 930	$ 1			$ 889	$ 950
Premium as a percentage of aggregate of the principal amount and the paid accrued and unpaid interest thereon through the redemption date										103.00%
Loss on extinguishment of debt	489	220	709	5			37		34		44	3				5
Premium Payment for redeeming notes prior to maturity							31		30	29	29
Unamortized deferred debt cost																27
Decrease in the percentage added to reference rate														0.25%		2.75%
Decrease in commitment fee percentage														0.13%
Sublimit available for letters of credit												1,500	1,500	250	400
Financing fees														2		30
Reference rate																	LIBOR	Prime
Interest rate floor																	1.25%
Percentage added to reference rate																	3.25%	2.25%
Premium as a percentage of aggregate principal amount of debt being prepaid																1.00%
Fees related to extinguishment of debt																2
Write-off of unamortized original issue discount																2
Write-off of unamortized deferred debt cost							5		4		15					1
Charges related to modification of debt																$ 1
Optional prepayment price percentage					103.38%	97.00%		103.38%	103.38%

DEBT (Details 3) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Aug. 04, 2013 Term Loan Facility	Aug. 04, 2013 Senior ABL Facility	Feb. 03, 2013 Senior ABL Facility
Senior Credit Facilities disclosures
Note issued, amount	$ 1,000
Amortization of debt, aggregate annual amounts as a percentage of original principal amount	1.00%
Line of credit facility, maximum borrowing capacity		1,500	1,500
Line of credit facility, available for borrowing		888	910
Letter of credit facility outstanding		56	61
Line of credit facility, available for borrowing on qualifying cash balances		$ 51	$ 70

DEBT (Details 4)	Aug. 04, 2013	Feb. 03, 2013	Apr. 12, 2012
First Priority Notes
Secured Notes disclosures
Note issued, interest rate	8.13%	8.13%	8.13%
Second Priority Notes
Secured Notes disclosures
Note issued, interest rate	11.00%	11.00%	11.00%

DEBT (Details 5)	Aug. 04, 2013 October 2012 Senior Notes	Feb. 03, 2013 October 2012 Senior Notes	Oct. 15, 2012 October 2012 Senior Notes	Aug. 04, 2013 February 2013 Senior Unsecured Notes	Feb. 03, 2013 February 2013 Senior Unsecured Notes	Feb. 01, 2013 February 2013 Senior Unsecured Notes
Unsecured Notes disclosures
Note issued, interest rate	11.50%	11.50%	11.50%	7.50%	7.50%	7.50%

DEBT (Details 6) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			6 Months Ended								3 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			0 Months Ended		0 Months Ended
	Feb. 03, 2013	Apr. 29, 2012	Feb. 03, 2013	Jan. 30, 2011	Aug. 04, 2013 Senior term facility maturing in 2017	Aug. 04, 2013 Asset based lending facility maturing in 2017	Feb. 03, 2013 Asset based lending facility maturing in 2017	Aug. 04, 2013 First Priority Notes due 2019	Feb. 03, 2013 First Priority Notes due 2019	Apr. 12, 2012 First Priority Notes due 2019	Aug. 04, 2013 Second Priority Notes due 2020	Feb. 03, 2013 Second Priority Notes due 2020	Apr. 12, 2012 Second Priority Notes due 2020	Feb. 03, 2013 Senior Notes due 2020	Feb. 01, 2013 Senior Notes due 2020	Apr. 12, 2012 Senior Notes due 2020	May 05, 2013 First Quarter 2012 Refinancing Transactions	Feb. 03, 2013 First Quarter 2012 Refinancing Transactions	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions Senior term facility maturing in 2017	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions Asset based lending facility maturing in 2017	May 05, 2013 First Quarter 2012 Refinancing Transactions Old Senior Secured Credit Facility	Feb. 03, 2013 First Quarter 2012 Refinancing Transactions Old Senior Secured Credit Facility	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions First Priority Notes due 2019	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions Second Priority Notes due 2020	Feb. 03, 2013 First Quarter 2012 Refinancing Transactions Senior Notes due 2020	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions Senior Notes due 2020	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions Senior Notes due 2020 Equity sponsors and affiliates
Debt
Note issued, amount					$ 1,000																		$ 950	$ 675		$ 757
Note issued, interest rate						1.69%	1.96%	8.13%	8.13%	8.13%	11.00%	11.00%	11.00%		14.88%	14.88%							8.13%	11.00%		14.88%
Line of credit facility, maximum borrowing capacity						1,500	1,500												1,000	1,500
Non-cash investment in notes																											484
Debt issuance costs incurred																	75	80
Gains (losses) on extinguishment of debt	(489)	(220)	(709)	(5)		(3)								(452)			(220)	(220)
Premium Payment for redeeming notes prior to maturity														422							150				422
Extinguishment of debt, write-off unamortized deferred debt costs														2			46	46
Extinguishment of debt, write-off remaining unamortized other asset														28							24	24
Redemption price (as a percent)																									100.00%
Un-capitalized PIK interest																									$ 37

FAIR VALUE MEASUREMENTS (Details) (USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012
Fair value measurements
Recorded Amount	$ 5,690	$ 7,334	$ 5,462
Estimated Fair Value	6,225	7,865	5,070
Senior ABL Facility
Fair value measurements
Recorded Amount	500	300
Estimated Fair Value	488	292
Term Loans and Notes
Fair value measurements
Recorded Amount	5,190	7,034	5,462
Estimated Fair Value	$ 5,737	$ 7,573	$ 5,070

STOCK-BASED COMPENSATION (Details) (USD $) In Millions, except Share data, unless otherwise specified	Jul. 02, 2013 Plan	Jul. 02, 2013 Plan Stock options item	Jun. 26, 2013 Plan Restricted stock item	Jul. 02, 2013 Board Compensation Policy RSUs	Aug. 04, 2013 Board Compensation Policy RSUs	Jul. 02, 2013 Board Compensation Policy RSUs Maximum	Jul. 02, 2013 Stock Incentive Plan
Stock-based compensation plan
Number of shares registered for issuance pursuant to awards	12,500,000						14,818,000
Number of options granted (in shares)		929,900
Exercise price of options granted (in dollars per share)		$ 18
Vesting on number of anniversaries of the grant date		3
Estimated fair value of options at grant date (in dollars per share)		$ 10.25
Stock-based compensation expected to be recorded over the options' vesting period		$ 9
Number of shares granted			331,431	41,031
Number of annual installments in which shares of restricted stock vest			5
Stock-based compensation expected to be recorded over the vesting period			$ 6			$ 1
Period from vesting date for settlement of vested RSU					30 days

INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
INCOME TAXES
Combined federal, state and foreign effective tax rate for continuing operations		36.80%	(0.20%)	(16.40%)	(4.80%)
Increased income tax expense, impact of tax amortization of indefinite lived intangibles	$ 9	$ 46
Unrecognized tax benefits	192	192	193	196	192	190
Unrecognized tax benefits, decrease resulting from state audit settlements		1	1	1	3
Unrecognized tax benefits, increase in accrual for interest resulting from prior period tax positions	3	5	2	6	4
Unrecognized tax benefits, net accrual for interest	24	24	22
Deferred tax assets, valuation allowance	$ 1,030	$ 1,030

SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION (Details) (USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012
Receivables
Trade receivables, net of allowance for doubtful accounts	$ 1,136	$ 926	$ 919
Vendor rebate receivables	67	66	71
Other receivables	18	16	12
Total receivables, net	$ 1,221	$ 1,008	$ 1,002

SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012
SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION
Accrued interest	$ 118	$ 147	$ 233
Accrued non-income taxes	38	34	31
Other	110	103	98
Total other current liabilities	$ 266	$ 291	$ 378

SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended			0 Months Ended
	May 05, 2013	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011	Nov. 08, 2012 Old Senior Subordinated Notes	May 15, 2012 Old Senior Subordinated Notes	Feb. 08, 2013 Repayment of Debt Old Senior Subordinated Notes
SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION
Cash paid for interest		$ 304	$ 351	$ 621	$ 356	$ 363
Supplemental Cash Flow Information
Original issue discount and PIK interest paid	364	364		502
Debt redeemed							930	1	889
Cash paid for income taxes, net of (refunds)		$ 5	$ 2	$ 1	$ 5	$ (216)

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended					24 Months Ended
	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012	Jan. 31, 2013	May 31, 2012	Jun. 20, 2012 Waterworks item	Jan. 30, 2011 Home Depot IRS
Commitments and contingencies
Cash refunds received			$ 220				$ 354
Cash refunds challenged by IRS				131	299
Reduction in amount of cash refunds the IRS is challenging				168
Income tax examination, interest expense	18	14
Contingent increase in deferred tax asset before valuation allowance	$ 63	$ 63
Number of branches where the government executed search warrants						2

SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013 location	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Jan. 29, 2012	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Aug. 04, 2013 segment location	Jul. 29, 2012	Feb. 03, 2013 segment location	Jan. 29, 2012	Jan. 30, 2011
Segment information
Number of reportable segments										4		4
Number of provinces		9										9
Net sales	$ 2,257	$ 1,994	$ 2,146	$ 2,059	$ 1,836	$ 1,652	$ 1,893	$ 1,875	$ 1,608	$ 4,325	$ 3,895	$ 8,035	$ 7,028	$ 6,449
Adjusted EBITDA	218			192						382	325	683	508	411
Depreciation & Software Amortization	29			24						55	47
Other Intangible Amortization	33			60						67	120	243	244	244
Canada
Segment information
Number of provinces	9	9								9		9
Facilities Maintenance
Segment information
Net sales	638			571						1,199	1,068	2,182	1,870	1,682
Adjusted EBITDA	125			109						225	194	389	318	282
Depreciation & Software Amortization	11			10						22	19
Other Intangible Amortization	20			19						40	38	79	75	75
Waterworks
Segment information
Net sales	601			527						1,124	988	2,028	1,772	1,659
Adjusted EBITDA	50			39						88	67	137	112	94
Depreciation & Software Amortization	3			2						5	4
Other Intangible Amortization	1			24						2	48	96	95	94
Power Solutions
Segment information
Net sales	456			440						918	855	1,787	1,625	1,462
Adjusted EBITDA	18			20						36	34	72	50	49
Depreciation & Software Amortization	2			2						3	3
Other Intangible Amortization	4			4						9	9	18	20	19
White Cap
Segment information
Net sales	336			307						646	573	1,178	981	852
Adjusted EBITDA	24			18						38	26	56	17	(10)
Depreciation & Software Amortization	4			3						8	6
Other Intangible Amortization	5			5						10	10	20	19	19
Corporate & Other
Segment information
Net sales	226			214						438	411	860	780	794
Adjusted EBITDA	1			6						(5)	4	29	11	(4)
Depreciation & Software Amortization	9			7						17	15
Other Intangible Amortization	$ 3			$ 8						$ 6	$ 15	$ 30	$ 35	$ 37

SEGMENT INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Jan. 29, 2012	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
SEGMENT INFORMATION
Total Adjusted EBITDA	$ 218			$ 192						$ 382	$ 325	$ 683	$ 508	$ 411
Depreciation and amortization	62			84						122	167	339	329	343
Stock-based compensation	5			5						8	10	16	20	17
Management fees and expenses	1			2						2	3	5	5	5
Other				(2)							(1)		(1)	1
Operating Income	150			103						250	146	171	155	37
Interest expense	144			158						291	324	658	639	623
Loss on extinguishment & modification of debt	46									87	220
Other (income) expense, net	20									20				(6)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(60)			(55)						(148)	(398)	(1,196)	(484)	(585)
Provision (benefit) for income taxes	12			1						55	34	3	79	28
Income (Loss) from Continuing Operations	$ (72)	$ (714)	$ (53)	$ (56)	$ (376)	$ (167)	$ (119)	$ (108)	$ (169)	$ (203)	$ (432)	$ (1,199)	$ (563)	$ (613)

SUBSIDIARY GUARANTORS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Jan. 29, 2012	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
Schedule of Condensed Consolidating Statement of Operations
Net Sales	$ 2,257	$ 1,994	$ 2,146	$ 2,059	$ 1,836	$ 1,652	$ 1,893	$ 1,875	$ 1,608	$ 4,325	$ 3,895	$ 8,035	$ 7,028	$ 6,449
Cost of sales	1,596			1,465						3,066	2,778	5,715	5,014	4,608
Gross Profit	661	587	616	594	523	486	535	533	460	1,259	1,117	2,320	2,014	1,841
Operating expenses:
Selling, general and administrative	450			408						889	805	1,661	1,532	1,455
Depreciation and amortization	61			83						120	166	336	327	341
Total operating expenses	511			491						1,009	971	2,149	1,859	1,804
Operating Income	150			103						250	146	171	155	37
Interest expense	144			158						291	324	658	639	623
Loss on extinguishment & modification of debt	46									87	220
Other (income) expense, net	20									20				(6)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(60)			(55)						(148)	(398)	(1,196)	(484)	(585)
Provision (benefit) for income taxes	12			1						55	34	3	79	28
Income (Loss) from Continuing Operations	(72)	(714)	(53)	(56)	(376)	(167)	(119)	(108)	(169)	(203)	(432)	(1,199)	(563)	(613)
Income (Loss) from discontinued operations, net of tax											16	20	20	(6)
Net Income (Loss)	(72)	(713)	(50)	(56)	(360)	(173)	(105)	(101)	(164)	(203)	(416)	(1,179)	(543)	(619)
Other comprehensive income (loss) - foreign currency translation adjustment	(3)			(3)						(4)			(1)	9
Total Comprehensive Income (Loss)	(75)			(59)						(207)	(416)	(1,179)	(544)	(609)
Debt Issuer
Operating expenses:
Selling, general and administrative	22			16						41	36
Depreciation and amortization	4			3						8	7
Total operating expenses	26			19						49	43
Operating Income	(26)			(19)						(49)	(43)
Interest expense	145			179						292	367
Interest (income)	(75)			(75)						(149)	(150)
Net (earnings) loss of equity affiliates	(127)			(65)						(196)	(72)
Loss on extinguishment & modification of debt	46									87	220
Other (income) expense, net	20									20
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(35)			(58)						(103)	(408)
Provision (benefit) for income taxes	37			(2)						100	16
Income (Loss) from Continuing Operations	(72)			(56)						(203)	(424)
Income (Loss) from discontinued operations, net of tax											8
Net Income (Loss)	(72)			(56)						(203)	(416)
Other comprehensive income (loss) - foreign currency translation adjustment	(3)			(3)						(4)
Total Comprehensive Income (Loss)	(75)			(59)						(207)	(416)
Guarantor Subsidiaries
Schedule of Condensed Consolidating Statement of Operations
Net Sales	2,136			1,954						4,102	3,690	7,608	6,630	6,085
Cost of sales	1,504			1,388						2,900	2,627	5,398	4,720	4,339
Gross Profit	632			566						1,202	1,063	2,210	1,910	1,746
Operating expenses:
Selling, general and administrative	407			371						805	726	1,504	1,372	1,302
Depreciation and amortization	56			79						111	158	321	313	322
Total operating expenses	463			450						916	884	1,977	1,685	1,632
Operating Income	169			116						286	179	233	225	114
Interest expense	73			75						148	150	301	298	298
Interest (income)										(1)	(2)	(3)	(3)	(4)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	96			41						139	31	(65)	(70)	(180)
Provision (benefit) for income taxes	(25)			(6)						(46)	(3)		10	6
Income (Loss) from Continuing Operations	121			47						185	34	(65)	(80)	(186)
Income (Loss) from discontinued operations, net of tax											8	8	(15)	(49)
Net Income (Loss)	121			47						185	42	(57)	(95)	(235)
Total Comprehensive Income (Loss)	121			47						185	42	(57)	(95)	(235)
Non-Guarantor Subsidiaries
Schedule of Condensed Consolidating Statement of Operations
Net Sales	122			105						224	205	428	398	364
Cost of sales	92			77						166	151	317	294	269
Gross Profit	30			28						58	54	111	104	95
Operating expenses:
Selling, general and administrative	22			21						44	43	94	82	71
Depreciation and amortization	1			1						1	1	2	2	3
Total operating expenses	23			22						45	44	96	84	74
Operating Income	7			6						13	10	15	20	21
Interest expense	1									1		1	1
Interest (income)				(21)							(41)	(54)	(80)	(74)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	6			27						12	51	68	99	95
Provision (benefit) for income taxes				9						1	21	25	37	39
Income (Loss) from Continuing Operations	6			18						11	30	43	62	56
Income (Loss) from discontinued operations, net of tax													3	1
Net Income (Loss)	6			18						11	30	43	65	57
Other comprehensive income (loss) - foreign currency translation adjustment	(3)			(3)						(4)			(1)	9
Total Comprehensive Income (Loss)	3			15						7	30	43	64	66
Eliminations
Schedule of Condensed Consolidating Statement of Operations
Net Sales	(1)									(1)		(1)
Gross Profit	(1)									(1)		(1)
Operating expenses:
Selling, general and administrative	(1)									(1)		(1)
Total operating expenses	(1)									(1)		(1)
Interest expense	(75)			(96)						(150)	(193)	(359)	(382)	(376)
Interest (income)	75			96						150	193	359	382	376
Net (earnings) loss of equity affiliates	127			65						196	72	(14)	(30)	(178)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(127)			(65)						(196)	(72)	14	30	178
Income (Loss) from Continuing Operations	(127)			(65)						(196)	(72)	14	30	178
Net Income (Loss)	(127)			(65)						(196)	(72)	14	30	178
Other comprehensive income (loss) - foreign currency translation adjustment	3			3						4			1	(9)
Total Comprehensive Income (Loss)	$ (124)			$ (62)						$ (192)	$ (72)	$ 14	$ 31	$ 169

SUBSIDIARY GUARANTORS (Details 2) (USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jul. 29, 2012	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Current assets:
Cash and cash equivalents	$ 109	$ 141	$ 90	$ 111	$ 292	$ 539
Cash equivalents restricted for debt redemption		936
Receivables, net	1,221	1,008		1,002
Inventories	1,108	987		1,108
Deferred tax asset	3	42		58
Other current assets	47	49		47
Total current assets	2,488	3,163		2,326
Property and equipment, net	401	395		398
Goodwill	3,139	3,138		3,151	3,150	3,149
Intangible assets, net	406	473		735
Deferred tax asset	6	6
Other assets	147	159		128
Total assets	6,587	7,334		6,738	7,089
Current liabilities:
Accounts payable	815	693		714
Accrued compensation and benefits	116	160		140
Current installments of long-term debt	10	899		82
Other current liabilities	266	291		378
Total current liabilities	1,207	2,043		1,314
Long-term debt, excluding current installments	5,678	6,430		5,380
Deferred tax liabilities	111	104		111
Other liabilities	344	348		361
Total liabilities	7,340	8,925		7,166
Stockholder's equity (deficit)	(753)	(1,591)		(428)	96	688
Total liabilities and stockholder's equity (deficit)	6,587	7,334		6,738
Debt Issuer
Current assets:
Cash and cash equivalents	59	91	34	49
Cash equivalents restricted for debt redemption		936
Receivables, net	4	4
Other current assets	10	9
Total current assets	73	1,040
Property and equipment, net	64	66
Deferred tax asset	40	48
Investment in subsidiaries	2,955	2,854
Intercompany notes receivable	2,774	2,774
Other assets	141	153
Total assets	6,047	6,935
Current liabilities:
Accounts payable	13	14
Accrued compensation and benefits	30	46
Current installments of long-term debt	10	899
Deferred tax liabilities	46	7
Other current liabilities	151	183
Total current liabilities	250	1,149
Long-term debt, excluding current installments	5,678	6,430
Intercompany notes payable	558	634
Other liabilities	314	313
Total liabilities	6,800	8,526
Stockholder's equity (deficit)	(753)	(1,591)
Total liabilities and stockholder's equity (deficit)	6,047	6,935
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	18	15	25	12	8	8
Receivables, net	1,138	937		922
Inventories	1,047	928		1,027
Deferred tax asset	48	48		89
Intercompany receivable	1	1
Other current assets	33	37		34
Total current assets	2,285	1,966		2,084
Property and equipment, net	332	323		331
Goodwill	3,133	3,132		3,143
Intangible assets, net	402	469		731
Intercompany notes receivable	558	634		641
Other assets	5	6		6
Total assets	6,715	6,530		6,936
Current liabilities:
Accounts payable	755	638		648
Accrued compensation and benefits	82	108		93
Other current liabilities	103	98		104
Total current liabilities	940	844		845
Deferred tax liabilities	151	152		275
Intercompany notes payable	2,774	2,774		2,774
Other liabilities	24	28		37
Total liabilities	3,889	3,798		3,931
Stockholder's equity (deficit)	2,826	2,732		3,005
Total liabilities and stockholder's equity (deficit)	6,715	6,530		6,936
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	32	35	31	50	35	52
Receivables, net	79	67		97
Inventories	61	59		81
Deferred tax asset	1	1		2
Other current assets	4	3		5
Total current assets	177	165		235
Property and equipment, net	5	6		6
Goodwill	6	6		8
Intangible assets, net	4	4		4
Deferred tax asset	6	6		6
Other assets	1			261
Total assets	199	187		520
Current liabilities:
Accounts payable	47	41		45
Accrued compensation and benefits	4	6		5
Intercompany payable	1	1
Other current liabilities	12	10		11
Total current liabilities	64	58		61
Other liabilities	6	7		8
Total liabilities	70	65		69
Stockholder's equity (deficit)	129	122		451
Total liabilities and stockholder's equity (deficit)	199	187		520
Eliminations
Current assets:
Receivables, net				(21)
Deferred tax asset	(46)	(7)		(33)
Intercompany receivable	(1)	(1)
Total current assets	(47)	(8)		(54)
Deferred tax asset	(40)	(48)		(164)
Investment in subsidiaries	(2,955)	(2,854)		(3,456)
Intercompany notes receivable	(3,332)	(3,408)		(3,415)
Other assets				(261)
Total assets	(6,374)	(6,318)		(7,350)
Current liabilities:
Deferred tax liabilities	(46)	(7)		(33)
Intercompany payable	(1)	(1)
Other current liabilities				(21)
Total current liabilities	(47)	(8)		(54)
Long-term debt, excluding current installments				(261)
Deferred tax liabilities	(40)	(48)		(164)
Intercompany notes payable	(3,332)	(3,408)		(3,415)
Total liabilities	(3,419)	(3,464)		(3,894)
Stockholder's equity (deficit)	(2,955)	(2,854)		(3,456)
Total liabilities and stockholder's equity (deficit)	$ (6,374)	$ (6,318)		$ (7,350)

SUBSIDIARY GUARANTORS (Details 3) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
Condensed Consolidating Cash Flows Statements
Net cash flows from operating activities	$ (577)	$ (324)	$ (681)	$ (165)	$ 551
Cash flows from investing activities
Capital expenditures	(64)	(52)	(115)	(115)	(49)
Proceeds from sale of property and equipment	5	2	17	4	4
Proceeds from sale of investments	936		985	21
(Payment) settlement for acquisition of a business, net of cash acquired	2	(196)	(248)	(21)
Proceeds from sale of a business		464	481	128
Other investing activities		(3)	1
Net cash provided by (used in) investing activities	879	215	(800)	(6)	(45)
Cash flows from financing activities
Equity contribution from parent	1,038
Equity contribution (return of capital)					1
Borrowings of long-term debt	79	2,817	6,365
Repayments of long-term debt	(1,619)	(3,288)	(5,024)	(10)	(40)
Borrowings on long-term revolver	520	1,004	1,301	1,053	178
Repayments of long-term revolver	(320)	(372)	(1,001)	(1,053)	(860)
Debt issuance and modification fees	(34)	(73)	(132)		(34)
Other financing activities	3		2
Net cash provided by (used in) financing activities	(333)	88	1,511	(10)	(755)
Effect of exchange rates on cash	(1)				2
Increase (decrease) in cash and cash equivalents	(32)	(21)	30	(181)	(247)
Cash and cash equivalents at beginning of period	141	111	111	292	539
Cash and cash equivalents at end of period	109	90	141	111	292
Debt Issuer
Condensed Consolidating Cash Flows Statements
Net cash flows from operating activities	(550)	(318)
Cash flows from investing activities
Capital expenditures	(11)	(14)
Proceeds from sale of investments	936
Proceeds from sale of a business		463
(Investments in) return of capital of equity affiliates	2	(169)
Net cash provided by (used in) investing activities	927	280
Cash flows from financing activities
Equity contribution from parent	1,038
Borrowings (repayments) of intercompany notes	(76)	(59)
Borrowings of long-term debt	79	2,817
Repayments of long-term debt	(1,619)	(3,287)
Borrowings on long-term revolver	520	997
Repayments of long-term revolver	(320)	(372)
Debt issuance and modification fees	(34)	(73)
Other financing activities	3
Net cash provided by (used in) financing activities	(409)	23
Increase (decrease) in cash and cash equivalents	(32)	(15)
Cash and cash equivalents at beginning of period	91	49	49
Cash and cash equivalents at end of period	59	34
Guarantor Subsidiaries
Condensed Consolidating Cash Flows Statements
Net cash flows from operating activities	(26)	(18)	110	458	83
Cash flows from investing activities
Capital expenditures	(52)	(38)	(87)	(98)	(41)
Proceeds from sale of property and equipment	5	2	17	4	4
(Payment) settlement for acquisition of a business, net of cash acquired	2	(196)
Proceeds from (payments of) intercompany notes	76	59	6	(337)	(46)
Other investing activities			1
Net cash provided by (used in) investing activities	31	(173)	(311)	(454)	(83)
Cash flows from financing activities
Equity contribution from parent	(2)
Equity contribution (return of capital)			204
Net cash provided by (used in) financing activities	(2)	204	204
Increase (decrease) in cash and cash equivalents	3	13	3	4
Cash and cash equivalents at beginning of period	15	12	12	8	8
Cash and cash equivalents at end of period	18	25	15	12	8
Non-Guarantor Subsidiaries
Condensed Consolidating Cash Flows Statements
Net cash flows from operating activities	(1)	37	73	6	16
Cash flows from investing activities
Capital expenditures	(1)		(2)	(2)	(2)
Purchase of debt investments		(1)	(1)
Proceeds from sale of a business		1	1	11
Other investing activities		(3)
Net cash provided by (used in) investing activities	(1)	(3)	(2)	9	(2)
Cash flows from financing activities
Dividend payment		(25)	(51)
Equity contribution (return of capital)			(35)		(33)
Borrowings on long-term revolver		7	10
Repayments of long-term revolver			(10)
Net cash provided by (used in) financing activities		(53)	(86)		(33)
Effect of exchange rates on cash	(1)				2
Increase (decrease) in cash and cash equivalents	(3)	(19)	(15)	15	(17)
Cash and cash equivalents at beginning of period	35	50	50	35	52
Cash and cash equivalents at end of period	32	31	35	50	35
Eliminations
Condensed Consolidating Cash Flows Statements
Net cash flows from operating activities		(25)	(51)
Cash flows from investing activities
Purchase of debt investments		1	1
Proceeds from (payments of) intercompany notes	(76)	(59)	(6)	337	46
(Investments in) return of capital of equity affiliates	(2)	169	169
Net cash provided by (used in) investing activities	(78)	111	164	337	13
Cash flows from financing activities
Dividend payment		25	51
Equity contribution from parent	2
Equity contribution (return of capital)			(169)		33
Borrowings (repayments) of intercompany notes	76	59
Repayments of long-term debt		(1)	(1)
Net cash provided by (used in) financing activities	$ 78	$ (86)	$ (113)	$ (337)	$ (13)

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Jan. 29, 2012	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Net Sales	$ 2,257	$ 1,994	$ 2,146	$ 2,059	$ 1,836	$ 1,652	$ 1,893	$ 1,875	$ 1,608	$ 4,325	$ 3,895	$ 8,035	$ 7,028	$ 6,449
Cost of sales	1,596			1,465						3,066	2,778	5,715	5,014	4,608
Gross Profit	661	587	616	594	523	486	535	533	460	1,259	1,117	2,320	2,014	1,841
Operating expenses:
Selling, general and administrative	450			408						889	805	1,661	1,532	1,455
Depreciation and amortization	61			83						120	166	336	327	341
Restructuring														8
Goodwill and other intangible asset impairment		152										152
Total operating expenses	511			491						1,009	971	2,149	1,859	1,804
Operating Income	150			103						250	146	171	155	37
Interest expense	144			158						291	324	658	639	623
Loss on extinguishment and modification of debt		489			220							709		5
Other (income) expense, net	20									20				(6)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(60)			(55)						(148)	(398)	(1,196)	(484)	(585)
Provision (benefit) for income taxes	12			1						55	34	3	79	28
Income (Loss) from Continuing Operations	(72)	(714)	(53)	(56)	(376)	(167)	(119)	(108)	(169)	(203)	(432)	(1,199)	(563)	(613)
Income (loss) from discontinued operations, net of tax											16	20	20	(6)
Net Income (Loss)	(72)	(713)	(50)	(56)	(360)	(173)	(105)	(101)	(164)	(203)	(416)	(1,179)	(543)	(619)
Other comprehensive income (loss):
Other comprehensive income (loss) - foreign currency translation adjustment	(3)			(3)						(4)			(1)	9
Unrealized gains on derivatives														1
Total Comprehensive Income (Loss)	$ (75)			$ (59)						$ (207)	$ (416)	$ (1,179)	$ (544)	$ (609)

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jul. 29, 2012	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Current assets:
Cash and cash equivalents	$ 109	$ 141	$ 90	$ 111	$ 292	$ 539
Cash equivalents restricted for debt redemption		936
Receivables, less allowance for doubtful accounts of $22 and $23	1,221	1,008		1,002
Inventories	1,108	987		1,108
Deferred tax asset	3	42		58
Other current assets	47	49		47
Total current assets	2,488	3,163		2,326
Property and equipment, net	401	395		398
Goodwill	3,139	3,138		3,151	3,150	3,149
Intangible assets, net	406	473		735
Other assets	153	165		128
Total assets	6,587	7,334		6,738	7,089
Current liabilities:
Accounts payable	815	693		714
Accrued compensation and benefits	116	160		140
Current installments of long-term debt	10	899		82
Other current liabilities	266	291		378
Total current liabilities	1,207	2,043		1,314
Long-term debt, excluding current installments	5,678	6,430		5,380
Deferred tax liabilities	111	104		111
Other liabilities	344	348		361
Total liabilities	7,340	8,925		7,166
Stockholder's equity (deficit):
Common stock, par value $0.01; 1 billion shares authorized; 192 million and 131 million shares issued and outstanding at August 4, 2013 and February 3, 2013, respectively
Paid-in capital	3,741	2,696		2,680
Accumulated deficit	(4,488)	(4,285)		(3,106)
Accumulated other comprehensive loss	(6)	(2)		(2)
Total stockholder's equity (deficit)	(753)	(1,591)		(428)	96	688
Total liabilities and stockholder's equity (deficit)	$ 6,587	$ 7,334		$ 6,738

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012
CONSOLIDATED BALANCE SHEETS
Receivables, allowance for doubtful accounts	$ 22	$ 23	$ 32
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000	1,000	1,000
Common stock, shares issued	1,000	1,000	1,000
Common stock, shares outstanding	1,000	1,000	1,000

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (DEFICIT) (USD $) In Millions, unless otherwise specified	Total	Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)
Balance at Jan. 31, 2010	$ 688	$ 2,643	$ (1,944)	$ (11)
Changes in equity
Equity contribution	1	1
Net loss	(619)		(619)
Other comprehensive income (loss):
Other comprehensive income (loss) - foreign currency translation adjustment	9			9
Unrealized gains on derivatives, net of tax of $(1)	1			1
Stock-based compensation	17	17
Other	(1)	(1)
Balance at Jan. 30, 2011	96	2,660	(2,563)	(1)
Changes in equity
Net loss	(543)		(543)
Other comprehensive income (loss):
Other comprehensive income (loss) - foreign currency translation adjustment	(1)			(1)
Stock-based compensation	20	20
Balance at Jan. 29, 2012	(428)	2,680	(3,106)	(2)
Changes in equity
Net loss	(1,179)		(1,179)
Other comprehensive income (loss):
Stock-based compensation	16	16
Balance at Feb. 03, 2013	$ (1,591)	$ 2,696	$ (4,285)	$ (2)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (DEFICIT) (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jan. 30, 2011
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (DEFICIT)
Unrealized gains on derivatives, tax	$ (1)

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (1,179)	$ (543)	$ (619)
Reconciliation of net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	342	350	369
Provision for uncollectibles	4	13	12
Non-cash interest expense	123	183	259
Payment of interest and discounts upon extinguishment of PIK notes	(502)
Loss on extinguishment of debt	709		5
Stock-based compensation expense	16	20	17
Deferred income taxes	(2)	76	20
Goodwill and other intangible asset impairment	152
Gain on sale of businesses	(12)	(9)
Other	(1)	6	(3)
Changes in assets and liabilities, net of the effects of acquisitions & dispositions:
(Increase) decrease in receivables	(102)	(170)	(61)
(Increase) decrease in inventories	(177)	(149)	2
(Increase) decrease in other current assets	(11)	(3)	231
(Increase) decrease in other assets	1		1
Increase (decrease) in accounts payable and accrued liabilities	(46)	58	312
Increase (decrease) in other long-term liabilities	4	3	9
Net cash provided by (used in) operating activities	(681)	(165)	551
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(115)	(115)	(49)
Proceeds from sales of property and equipment	17	4	4
(Payment) settlement for acquisition of a business, net of cash acquired	(248)	(21)
Proceeds from sale of a business	481	128
Purchase of investments	(1,921)	(23)
Proceeds from sale of investments	985	21
Other investing activities	1
Net cash provided by (used in) investing activities	(800)	(6)	(45)
CASH FLOWS FROM FINANCING ACTIVITIES:
Equity contribution			1
Borrowings of long-term debt	6,365
Repayments of long-term debt	(5,024)	(10)	(40)
Borrowings on long-term revolver debt	1,301	1,053	178
Repayments on long-term revolver debt	(1,001)	(1,053)	(860)
Debt issuance and modification fees	(132)		(34)
Other financing activities	2
Net cash provided by (used in) financing activities	1,511	(10)	(755)
Effect of exchange rates on cash and cash equivalents			2
Increase (decrease) in cash and cash equivalents	30	(181)	(247)
Cash and cash equivalents at beginning of period	111	292	539
Cash and cash equivalents at end of period	$ 141	$ 111	$ 292

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
NATURE OF BUSINESS AND BASIS OF PRESENTATION
NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1—NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business

        HD Supply Holdings, Inc. ("Holdings") indirectly owns all of the outstanding common stock of HD Supply, Inc. ("HDS", "HD Supply" or the "Company").

        HD Supply is one of the largest industrial distribution companies in North America. The Company specializes in three distinct market sectors: Maintenance, Repair & Operations; Infrastructure & Power; and Specialty Construction. Through over 600 locations across 46 U.S. states and 9 Canadian provinces, the Company serves these markets with an integrated go-to-market strategy. HD Supply has approximately 15,000 associates delivering localized, customer-tailored products, services and expertise. The Company serves approximately 500,000 customers, which include contractors, government entities, maintenance professionals, home builders and industrial businesses. HD Supply's broad range of end-to-end product lines and services include over one million stock-keeping units ("SKUs") of quality, name-brand and proprietary-brand products as well as value-add services supporting the entire life-cycle of a project from infrastructure and construction to maintenance, repair and operations.

        HD Supply is managed primarily on a product line basis and reports results of operations in four reportable segments. The reportable segments are Facilities Maintenance, Waterworks, Power Solutions, and White Cap. Other operating segments include Crown Bolt, Repair & Remodel, Creative Touch Interiors ("CTI"), and HD Supply Canada. In addition, the consolidated financial statements include Corporate, which is comprised of enterprise-wide functional departments.

Initial Public Offering

        On June 26, 2013, Holdings' Registration Statement (File No. 333-187872) was declared effective by the U.S. Securities and Exchange Commission (the "SEC") for an initial public offering of its common stock, par value $0.01 per share ("Common Stock"). Holdings registered the offering and sale of 53,191,489 shares of Common Stock and an additional 7,978,723 shares of Common Stock to be sold to the underwriters pursuant to their over-allotment option at a price of $18.00 per share. On July 2, 2013, Holdings completed the offering of 61,170,212 shares of Common Stock at a price of $18.00 per share, for an aggregate offering price of $1,038 million, net of underwriters' discounts and commissions and paid and unpaid offering expenses of approximately $17 million (including the payment to the Equity Sponsors, as defined below, of a transaction fee of approximately $11 million). As of August 4, 2013, approximately $14 million of offering expenses have been paid. The net proceeds of $1,038 million were contributed by Holdings to HDS as an equity contribution.

        The net proceeds from the initial public offering were used to (1) redeem all $950 million of HDS's outstanding 10.50% Senior Subordinated Notes due 2021 (the "January 2013 Senior Subordinated Notes"), including the payment of a $29 million redemption premium and $29 million of accrued interest through the redemption date (See Note 4, Debt), and (2) pay related fees and expenses, including the payment to the Equity Sponsors, as defined below, of an aggregate fee to terminate the consulting agreements of approximately $18 million (See Note 3, Related Parties). The remaining net proceeds were used for general corporate purposes.

Basis of Presentation

        The consolidated financial statements have been prepared pursuant to the rules and regulations of the SEC that permit reduced disclosure for interim periods. The consolidated balance sheet as of February 3, 2013 was derived from audited financial statements, but does not include all necessary disclosures required by accounting principles generally accepted in the United States of America ("GAAP"). Certain amounts in prior-period financial statements have been reclassified to conform to the current period's presentation.

        In management's opinion, the unaudited financial information for the interim periods presented includes all adjustments necessary for a fair statement of the results of operations, financial position, and cash flows. All adjustments are of a normal recurring nature unless otherwise disclosed. Revenues, expenses, assets and liabilities can vary during each quarter of the year. Therefore, the results and trends in these interim financial statements may not be the same as those for the full year. For a more complete discussion of the Company's significant accounting policies and other information, you should read this report in conjunction with HD Supply's financial statements for the year ended February 3, 2013, which includes all disclosures required by GAAP, included in the Company's prospectus filed with the SEC pursuant to Rule 424(b) on June 28, 2013, relating to its initial public offering.

Fiscal Year

        HD Supply's fiscal year is a 52- or 53-week period ending on the Sunday nearest to January 31. Fiscal year ending February 2, 2014 ("fiscal 2013") includes 52 weeks and fiscal year ending February 3, 2013 ("fiscal 2012") included 53 weeks. The three months ended August 4, 2013 and July 29, 2012 both included 13 weeks and the six months ended August 4, 2013 and July 29, 2012 both included 26 weeks.

Principles of Consolidation

        The consolidated financial statements of HD Supply, Inc. present the results of operations, financial position and cash flows of HD Supply, Inc. and its wholly-owned subsidiaries. All material intercompany balances and transactions are eliminated. Results of operations of businesses acquired are included from their respective dates of acquisition. The results of operations of all discontinued operations have been separately reported as discontinued operations for all periods presented.

Estimates

        Management has made a number of estimates and assumptions relating to the reporting of assets and liabilities, the disclosure of contingent assets and liabilities, and reported amounts of revenues and expenses in preparing these consolidated financial statements in conformity with GAAP. Actual results could differ from these estimates.

Self-Insurance

        HD Supply has a high deductible insurance program for most losses related to general liability, product liability, environmental liability, automobile, workers' compensation, and is self-insured for medical claims and certain legal claims. The expected ultimate cost for claims incurred as of the balance sheet date is not discounted and is recognized as a liability. Self-insurance losses for claims filed and claims incurred but not reported are accrued based upon estimates of the aggregate liability for uninsured claims using loss development factors and actuarial assumptions followed in the insurance industry and historical loss development experience. At August 4, 2013 and February 3, 2013, self-insurance reserves totaled approximately $93 million and $94 million, respectively.

NOTE 1—NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

        HD Supply, Inc. (the "Company" or "HD Supply"), a wholly-owned subsidiary of HD Supply Holdings, Inc., is one of the largest industrial distribution companies in North America. With a diverse portfolio of industry-leading businesses, the Company provides a broad range of products and services to more than 500,000 professional customers in the infrastructure and energy, maintenance, repair and improvement, and specialty construction markets.

        The Company provides an expansive offering of approximately one million stock-keeping units ("SKUs") of quality, name-brand and propriety-brand products at competitive prices. Through approximately 635 locations across 46 states and 9 Canadian provinces, HD Supply provides localized, customer-driven services including jobsite delivery, will call or direct-ship options, diversified logistics and innovative solutions that contribute to its customers' success.

        HD Supply is managed primarily on a product line basis and reports results of operations in four reportable segments. The reportable segments are Facilities Maintenance, Waterworks, Power Solutions, and White Cap. Other operating segments include Crown Bolt, Repair & Remodel, Creative Touch Interiors ("CTI"), and HD Supply Canada. In addition, the consolidated financial statements include Corporate, which includes enterprise-wide functional departments.

Principles of Consolidation

        The consolidated financial statements present the results of operations, financial position and cash flows of HD Supply, Inc. and its wholly-owned subsidiaries. All material intercompany balances and transactions are eliminated. Results of operations of businesses acquired are included from their respective dates of acquisition. The assets, liabilities, and results of operations of all discontinued operations have been separately reported as discontinued operations for all periods presented. Certain amounts in prior-period financial statements have been reclassified to conform to the current period's presentation.

Fiscal Year

        HD Supply's fiscal year is a 52- or 53-week period ending on the Sunday nearest to January 31. Fiscal year ended February 3, 2013 ("fiscal 2012") includes 53 weeks. Fiscal years ended January 29, 2012 ("fiscal 2011") and January 30, 2011 ("fiscal 2010") both include 52 weeks.

Estimates

        Management has made a number of estimates and assumptions relating to the reporting of assets and liabilities, the disclosure of contingent assets and liabilities, and reported amounts of revenues and expenses in preparing these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Actual results could differ from these estimates.

Cash and Cash Equivalents

        HD Supply considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents.

Allowance for Doubtful Accounts

        Accounts receivable are evaluated for collectability based on numerous factors, including past transaction history with customers, their credit worthiness, and an assessment of lien and bond rights. An allowance for doubtful accounts is estimated as a percentage of aged receivables. This estimate is periodically adjusted when management becomes aware of a specific customer's inability to meet its financial obligations (e.g., bankruptcy filing) or as a result of changes in historical collection patterns.

Inventories

        Inventories consist primarily of finished goods and are carried at the lower of cost or market. The cost of substantially all inventories is determined by the moving or weighted average cost method. Inventory value is evaluated at each balance sheet date to ensure that it is carried at the lower of cost or market. This evaluation includes an analysis of historical physical inventory results, a review of excess and obsolete inventories based on inventory aging, and anticipated future demand. Periodically, perpetual inventory records are adjusted to reflect declines in net realizable value below inventory carrying cost.

Consideration Received From Vendors

        HD Supply enters into agreements with many of its vendors providing for inventory purchase rebates ("vendor rebates") upon achievement of specified volume purchasing levels. Vendor rebates are accrued as part of cost of sales for products sold based on progress towards earning the vendor rebates, taking into consideration cumulative purchases of inventory to date and projected purchases through the end of the year. An estimate of unearned vendor rebates is included in the carrying value of inventory at each period end for vendor rebates recognized on products not yet sold. At February 3, 2013 and January 29, 2012, vendor rebates due to HD Supply were $66 million and $71 million, respectively. These receivables are included in Receivables in the accompanying Consolidated Balance Sheets.

Property and Equipment

        Property and equipment are recorded at cost and depreciated using the straight-line method based on the following estimated useful lives of the assets:

Buildings and improvements	5 - 45 years
Transportation equipment	5 - 7 years
Furniture, fixtures and equipment	2 - 10 years

Capitalized Software Costs

        HD Supply capitalizes certain software costs, which are being amortized on a straight-line basis over the estimated useful lives of the software, ranging from three to six years. At February 3, 2013 and January 29, 2012, capitalized software costs totaled $82 million and $71 million, respectively, net of accumulated amortization of $126 million and $114 million, respectively. Amortization of capitalized software costs totaled $30 million, $28 million, and $31 million, in fiscal 2012, fiscal 2011, and fiscal 2010, respectively.

Goodwill

        Goodwill represents the excess of purchase price over fair value of net assets acquired. HD Supply does not amortize goodwill, but does assess the recoverability of goodwill in the third quarter of each fiscal year or whenever events or circumstances indicate that it is "more likely than not" that the fair value of a reporting unit has dropped below its carrying value. For the fiscal 2012, fiscal 2011 and fiscal 2010 annual impairment tests, the fair values of HD Supply's identified reporting units were estimated using a discounted cash flow ("DCF") analysis and a market comparable method, with each method being equally weighted in the calculation. During fiscal 2012, the Company recorded a $150 million goodwill impairment charge. There were no goodwill impairment charges recorded in fiscal 2011 and fiscal 2010. See Note 5, Goodwill and Intangible Assets, for a complete description of the Company's goodwill.

Impairment of Long-Lived Assets

        Long-lived assets, including property and equipment, are reviewed for possible impairment whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. To analyze recoverability, undiscounted future cash flows over the remaining life of the asset are projected. If these projected cash flows are less than the carrying amount, an impairment loss is recognized to the extent the fair value of the asset less any costs of disposition is less than the carrying amount of the asset. Judgments regarding the existence of impairment indicators are based on market and operational performance. Evaluating potential impairment also requires estimates of future operating results and cash flows.

Self-Insurance

        HD Supply has a high deductible insurance program for most losses related to general liability, product liability, environmental liability, automobile liability, workers' compensation, and is self-insured for medical claims and certain legal claims. The expected ultimate cost for claims incurred as of the balance sheet date is not discounted and is recognized as a liability. Self-insurance losses for claims filed and claims incurred but not reported are accrued based upon estimates of the aggregate liability for uninsured claims using loss development factors and actuarial assumptions followed in the insurance industry and historical loss development experience. At February 3, 2013 and January 29, 2012, reserves totaled approximately $94 million and $101 million, respectively.

Fair Value of Financial Instruments

        The carrying amounts of restricted and unrestricted cash and cash equivalents, accounts receivable and accounts payable, accrued compensation and benefits and other current liabilities approximate fair value due to the short-term nature of these financial instruments. The Company's long-term financial assets and liabilities are recorded at historical costs. See Note 7, Fair Value Measurements, for information on the fair value of long-term financial instruments.

Revenue Recognition

        HD Supply recognizes revenue when persuasive evidence of an agreement exists, delivery has occurred or services have been rendered, the price to the buyer is fixed and determinable and collectability is reasonably assured.

        HD Supply ships products to customers predominantly by internal fleet and to a lesser extent by third party carriers. Revenues, net of sales tax and allowances for returns and discounts, are recognized from product sales when title to the products is passed to the customer, which generally occurs at the point of destination for products shipped by internal fleet and at the point of shipping for products shipped by third party carriers. Revenues related to services are recognized in the period the services are performed and totaled $134 million, $115 million, and $98 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively.

Shipping and Handling Fees and Costs

        HD Supply includes shipping and handling fees billed to customers in Net sales. Shipping and handling costs associated with inbound freight are capitalized to inventories and relieved through Cost of sales as inventories are sold. Shipping and handling costs associated with outbound freight are included in Selling, general and administrative expenses and totaled $116 million, $96 million, and $91 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively.

Concentration of Credit Risk

        The majority of HD Supply's sales are credit sales which are made primarily to customers whose ability to pay is dependent, in part, upon the economic strength of industries and the areas where they operate. Concentration of credit risk with respect to trade accounts receivable is limited by the large number of customers comprising HD Supply's customer base. HD Supply performs ongoing credit evaluations of its customers.

Leases

        Leases are reviewed for capital or operating classification at their inception under the guidance of Accounting Standard Codification ("ASC ") 840, Leases. The Company uses its incremental borrowing rate in the assessment of lease classification and assumes the initial lease term includes renewal options that are reasonably assured. HD Supply conducts operations primarily under operating leases. For leases classified as operating leases, the Company records rent expense on a straight-line basis, over the lease term beginning with the date the Company has access to the property which in some cases is prior to commencement of lease payments. Accordingly, the amount of rental expense recognized in excess of lease payments is recorded as a deferred rent liability and is amortized to rental expense over the remaining term of the lease. Capital leases currently in effect are not material.

Advertising

        Advertising costs are charged to expense as incurred except for the costs of producing and distributing certain direct response sales catalogs, which are capitalized and charged to expense over the life of the related catalog. Advertising expenses were approximately $34 million, $24 million, and $21 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively. Capitalized advertising costs related to direct response advertising were not material.

Income Taxes

        The Company provides for federal, state and foreign income taxes currently payable, as well as for those deferred due to temporary differences between reporting income and expenses for financial statement purposes versus tax purposes. Federal, state and foreign tax benefits are recorded as a reduction of income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in income tax rates is recognized as income or expense in the period that includes the enactment date.

        The Company consists of corporations, limited liability companies and partnerships. All income tax expense (benefit) of the Company is recorded in the accompanying Consolidated Statements of Operations and Comprehensive Income (Loss) with the offset recorded through the Company's current tax accounts, deferred tax accounts, or stockholder's equity account as appropriate.

Comprehensive Income (Loss)

        Comprehensive income (loss) includes Net income (loss) adjusted for certain revenues, expenses, gains and losses that are excluded from net income under U.S. GAAP. Adjustments to net income are for foreign currency translation adjustments and unrealized gains or losses on derivatives, to the extent they are accounted for as an effective hedge under ASC 815, Derivatives and Hedging.

Foreign Currency Translation

        Assets and liabilities of foreign subsidiaries with a functional currency other than the U. S. dollar, primarily Canadian dollars, are translated into U.S. dollars at the current rate of exchange on the last day of the reporting period. Revenues and expenses are translated at a monthly average exchange rate and equity transactions are translated using either the actual exchange rate on the day of the transaction or a monthly average exchange rate.

Derivative Financial Instruments

        When the Company enters into derivative financial instruments, it is for hedging purposes. In hedging the exposure to variable cash flows on forecasted transactions, deferral accounting is applied when the derivative reduces the risk of the underlying hedged item effectively as a result of high inverse correlation with the value of the underlying exposure. If a derivative instrument either initially fails or later ceases to meet the criteria for deferral accounting, any subsequent gains or losses are recognized currently in income. Cash flows resulting from derivative financial instruments are classified in the same category as the cash flows from the items being hedged.

Stock-Based Compensation

        HD Supply Holdings, Inc. ("Holding") established an Incentive Stock Plan (the "HDS Plan") for associates of HD Supply, a wholly-owned subsidiary. The HDS Plan provides for the award of non-qualified stock options and deferred share units of the common stock of Holding. The maximum number of shares of common stock that may be issued under the HDS Plan may not exceed 55.6 million, of which a maximum of 30.9 million shares may be issued in respect of options granted under the HDS Plan. Holding will issue new shares of common stock to satisfy options exercised. The HDS Plan is accounted for under ASC 718, Compensation—Stock Compensation, which requires the recognition of share-based compensation costs in the financial statements.

Recent Accounting Pronouncements

        Fair value measurement—In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU 2011-04"). The amendments in this ASU are intended to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards ("IFRS"s). The amendments in this ASU explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The Company adopted the provisions of ASU 2011-04 on January 30, 2012. The adoption did not have an impact on the Company's financial position or results of operations.

        Comprehensive income: Presentation—In June 2011, the FASB issued ASU No. 2011-05, "Presentation of Comprehensive Income" ("ASU 2011-05"), to increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and requires that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. The Company adopted the provisions of ASU 2011-05 on January 30, 2012. The adoption of ASU 2011-05 did not have an impact on the Company's financial position or results of operations.

        Comprehensive income: Reclassifications—In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), to supersede and replace the presentation requirements for reclassifications out of accumulated other comprehensive income in ASU 2011-05, which were deferred indefinitely under ASU No. 2011-12, ""Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05" ("ASU 2011-12"), issued in December 2011. The amendments in ASU 2013-02 would require an entity to provide additional information about reclassifications out of accumulated other comprehensive income by the respective line items of net income. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2012. The adoption of ASU 2013-02 will not have an impact on the Company's financial position or results of operations.

        Goodwill impairment testing—In September 2011, the FASB issued ASU No. 2011-08, "Testing Goodwill for Impairment" ("ASU 2011-08"), which simplifies how entities test goodwill for impairment and permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Company adopted the provisions of ASU 2011-08 on January 30, 2012. The adoption of ASU 2011-08 did not have an impact on the Company's financial position or results of operations.

        Release of Cumulative Translation Adjustment—In March 2013, the FASB issued ASU No. 2013-05, "Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity" ("ASU 2013-05"), which resolves diversity in practice regarding the release of the cumulative translation adjustment into net income when a parent either sells a part of all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets within a foreign entity. The amendments in ASU 2013-05 are effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The adoption of ASU 2013-05 will not have a material impact on the Company's financial position or results of operations.

ACQUISITIONS	12 Months Ended
Feb. 03, 2013
ACQUISITIONS
ACQUISITIONS

NOTE 2—ACQUISITIONS

        HD Supply enters into strategic acquisitions to expand into new markets, new platforms, and new geographies in an effort to better service existing customers and attract new ones. In accordance with the acquisition method of accounting under ASC 805, Business Combinations, the results of the acquisitions completed by HD Supply are reflected in the Company's consolidated financial statements from the date of acquisition forward.

        On December 3, 2012, the Company purchased substantially all of the assets of Water Products of Oklahoma, Inc., Arkansas Water Products, LLC, and Municipal Water Works Supply, LP (collectively "Water Products") for approximately $52 million. These businesses distribute water, sewer, gas and related products, such as pipes, valves, fittings, hydrants, pumps and meters, and offer maintenance products and repair services primarily to municipalities and contractors. The businesses are operated as part of the Waterworks segment.

        On June 29, 2012, the Company purchased Peachtree Business Products LLC ("Peachtree") for approximately $196 million. Headquartered in Marietta, Georgia, Peachtree specializes in customizable business and property marketing supplies, serving residential and commercial property managers, medical facilities, schools and universities, churches and funeral homes. Peachtree is operated as part of the Facilities Maintenance segment.

        In accordance with ASC 805, Business Combinations, the Company recorded the following assets and liabilities at fair value on the date of the Peachtree acquisition: $129 million in goodwill, $53 million in definite-lived intangible assets, $12 million in property & equipment, $8 million in net working capital assets and liabilities, and $6 million in deferred tax liabilities. The total amount of goodwill expected to be deductible for tax purposes is $47 million. The definite-lived intangible assets are primarily $50 million in customer relationships that will be amortized over a weighted-average period of 10.9 years.

        On May 2, 2011, the Company purchased substantially all of the assets of Rexford Albany Municipal Supply Company, Inc. ("RAMSCO") for approximately $21 million. RAMSCO specializes in distributing water, sanitary and storm sewer materials primarily to municipalities and contractors through four locations in upstate New York. These locations are operated as part of the Waterworks segment.

DISCONTINUED OPERATIONS	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

NOTE 2 — DISCONTINUED OPERATIONS

On March 26, 2012, the Company sold all of the issued and outstanding equity interests in its Industrial Pipes, Valves and Fittings (“IPVF”) business to Shale-Inland Holdings, LLC for approximately $477 million. Upon closing, the Company received cash proceeds of approximately $464 million, net of $5 million of transaction costs.  As a result of the sale, the Company recorded a $9 million pre-tax gain in the first quarter of fiscal 2012. During the third quarter of fiscal 2012, the Company received cash proceeds of $13 million in accordance with the final working capital settlement, and, as a result, recorded an additional $3 million pre-tax gain.

Summary Financial Information

In accordance with Accounting Standards Codification (“ASC”) 205-20, Discontinued Operations, the results of the IPVF operations and the gain on sale of the business are classified as discontinued operations. The presentation of discontinued operations includes revenues and expenses of the discontinued operations and gain on the sale of business, net of tax, as one line item on the Consolidated Statements of Operations and Comprehensive Income (Loss).

The following table provides additional detail related to the results of operations of the discontinued operations (amounts in millions):

	Three Months Ended		Six Months Ended
	August 4, 2013	July 29, 2012	August 4, 2013	July 29, 2012
Net sales	$—	$—	$—	$127
Gain on sale of discontinued operations	—	—	—	9
Income (loss) before provision for income taxes	—	—	—	16
Provision for income taxes	—	—	—	—
Income (loss) from discontinued operations, net of tax	$—	$—	$—	$16

NOTE 3—DISCONTINUED OPERATIONS

        On March 26, 2012, the Company sold all of the issued and outstanding equity interests in its Industrial Pipes, Valves and Fittings ("IPVF") business to Shale-Inland Holdings, LLC. The Company received cash proceeds of approximately $477 million, net of $5 million of transaction costs. As a result of the sale, the Company recorded a $12 million pre-tax gain in fiscal 2012.

        On September 9, 2011, the Company sold all of the issued and outstanding equity interests in its Plumbing/HVAC business to Hajoca Corporation. The Company received cash proceeds of approximately $116 million, net of $8 million remaining in escrow and $4 million of transaction costs. As a result of the sale, the Company recorded a $7 million pre-tax gain in fiscal 2011. During the fiscal 2012, the Company paid an additional $1 million in transaction costs and received $4 million from escrow.

        On February 28, 2011, HD Supply Canada sold substantially all of the assets of SESCO/QUESCO, an electrical products division of HD Supply Canada, to Sonepar Canada, and received proceeds of approximately $11 million, less $1 million remaining in escrow. As a result of the sale, the Company recorded a $2 million pre-tax gain in fiscal 2011. During fiscal 2012, the Company received $1 million from escrow.

Summary Financial Information

        In accordance with ASC 205-20, Discontinued Operations, the results of the IPVF, Plumbing/HVAC and SESCO/QUESCO operations and the gains on sales of the businesses are classified as discontinued operations. The presentation of discontinued operations includes revenues and expenses of the discontinued operations and gain on the sale of businesses, net of tax, as one line item on the Consolidated Statements of Operations and Comprehensive Income (Loss). All Consolidated Statements of Operations and Comprehensive Income (Loss) presented have been revised to reflect this presentation. The following tables provide additional detail related to the results of operations of the discontinued operations (amounts in millions):

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Net sales	$127	$969	$1,028
Gain on sales of discontinued operations	12	9	—
Income (loss) before provision for income taxes	20	20	(6)
Provision for income taxes	—	—	—

Income (loss) from discontinued operations, net of tax	$20	$20	$(6)

RELATED PARTIES	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
RELATED PARTIES
RELATED PARTIES

NOTE 3—RELATED PARTIES

        On August 30, 2007, investment funds associated with Clayton, Dubilier & Rice, Inc., The Carlyle Group and Bain Capital Partners, LLC (collectively the "Equity Sponsors") formed Holdings (previously named HD Supply Investment Holding, Inc.) and entered into a stock purchase agreement with The Home Depot, Inc. ("Home Depot") pursuant to which Home Depot agreed to sell to Holdings, or to a wholly-owned subsidiary of Holdings, certain intellectual property and all the outstanding common stock of HDS and the Canadian subsidiary CND Holdings, Inc. On August 30, 2007, through a series of transactions, Holdings' direct wholly-owned subsidiary, HDS Holding Corporation, acquired direct control of HDS through the merger of its wholly-owned subsidiary, HDS Acquisition Corp., with and into HDS and CND Holdings, Inc. Through these transactions (the "Transactions"), Home Depot was paid cash of $8.2 billion and 12.5% of Holdings' common stock valued at $325 million.

        After completion of Holdings' initial public offering on July 2, 2013, the Equity Sponsors continue to hold more than 50% of Holdings' common stock and Home Depot holds less than 10% of Holdings' common stock.

Equity Sponsors

        Consulting Agreements—In connection with the closing of the Transactions, HD Supply entered into consulting agreements with the Equity Sponsors, pursuant to which the Equity Sponsors provided HD Supply with financial advisory and management consulting services and HD Supply paid the Equity Sponsors a $5 million annual aggregate fee ("Sponsor Management Fee") and an aggregate fee equal to a specified percentage of the transaction value of certain types of transactions that HD Supply completes ("Sponsor Transaction Fee"), plus out-of-pocket expenses. The original term of these agreements ran through August 2017.

        As specified in the agreements, HD Supply paid the Equity Sponsors a Sponsor Transaction Fee of approximately $11 million as a result of Holdings' initial public offering on July 2, 2013. The Sponsor Transaction Fee was considered an offering expense and, therefore, is presented as a reduction of proceeds from the initial public offering in the consolidated financial statements of Holdings.

        On July 2, 2013, in connection with the initial public offering, HD Supply paid the Equity Sponsors an aggregate fee of approximately $18 million to terminate the consulting agreements. The termination fee represents the estimated net present value of the Sponsor Management Fee payments over the remaining term of the consulting agreements. This charge is included in Other (income) expense, net in the Consolidated Statements of Operations and Comprehensive Income (Loss).

        The Consolidated Statements of Operations and Comprehensive Income (Loss) for the three and six months ended August 4, 2013 include $1 million and $2 million, respectively, in Sponsor Management Fees and related expenses. The Consolidated Statements of Operations and Comprehensive Income (Loss) for the three and six months ended July 29, 2012 include $2 million and $3 million, respectively, in Sponsor Management Fees and related expenses. These fees and expenses are included in Selling, general and administrative expense.

        Debt—Management of the Company has been informed that, as of August 4, 2013, affiliates of certain of the Equity Sponsors beneficially owned approximately $34 million aggregate principal amount of the Company's outstanding indebtedness. On February 8, 2013, HDS redeemed its outstanding 13.5% Senior Subordinated Notes due 2015 ("2007 Senior Subordinated Notes") at a redemption price equal to 103.375% of the principal amount thereof and paid accrued and unpaid interest thereon through the redemption date. Affiliates of certain of the Equity Sponsors owned approximately $348 million aggregate principal amount, or 39%, of the 2007 Senior Subordinated Notes that were redeemed and had such notes redeemed.

NOTE 4—RELATED PARTIES

        On August 30, 2007, investment funds associated with Clayton, Dubilier & Rice, Inc., The Carlyle Group and Bain Capital Partners, LLC (collectively the "Equity Sponsors") formed Holding and entered into a stock purchase agreement with The Home Depot, Inc. ("Home Depot" or "THD") pursuant to which Home Depot agreed to sell to Holding or to a wholly owned subsidiary of Holding certain intellectual properties and all the outstanding common stock of HD Supply, Inc. and the Canadian subsidiary CND Holdings, Inc. On August 30, 2007, through a series of transactions, Holding's direct wholly owned subsidiary, HDS Holding Corporation, acquired direct control of HD Supply through the merger of its wholly owned subsidiary, HDS Acquisition Corp., with and into HD Supply, Inc. and the Canadian subsidiary CND Holdings, Inc. Through these transactions (the "Transactions"), Home Depot was paid cash of approximately $8.2 billion and 12.5% of Holding's common stock worth $325 million.

Home Depot

        Sales—HD Supply derived revenue from the sale of products to Home Depot of $296 million, $275 million, and $299 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively. Accounts receivable from Home Depot were $44 million and $45 million at February 3, 2013 and January 29, 2012, respectively, and are included within Receivables in the accompanying Consolidated Balance Sheets.

        Strategic Agreement—On the date of the Transactions, Home Depot entered into a strategic purchase agreement with Crown Bolt, HD Supply's distribution services line of business. This agreement provided a guaranteed revenue stream to Crown Bolt through January 31, 2015 by specifying minimum annual purchase requirements from Home Depot. Crown Bolt recorded $19 million, $20 million and $12 million during fiscal 2012, fiscal 2011 and fiscal 2010, respectively, in Net sales in accordance with the minimum purchase requirement provisions of this strategic purchase agreement. On February 1, 2013, Crown Bolt and Home Depot agreed to an amendment and five-year extension of the strategic purchase agreement, which eliminated the minimum purchase requirement beginning in fiscal 2013, but retains Crown Bolt as the exclusive supplier of products purchased by Home Depot from Crown Bolt through January 31, 2020. Because the amendment was considered a triggering event, HD Supply performed an impairment analysis of goodwill and other intangible assets at Crown Bolt. As a result of the analysis, Crown Bolt recorded a $152 million non-cash impairment charge in fiscal 2012. For more information on this charge, see Note 5, Goodwill and Intangible Assets.

Equity Sponsors

        Sponsor Management Fee—In conjunction with the closing of the Transactions, the Company entered into a management agreement whereby the Company pays the Equity Sponsors a $5 million annual aggregate management fee ("Sponsor Management Fee") and related expenses through August 2017. During each of fiscal 2012, fiscal 2011, and fiscal 2010, the Company recorded $5 million of Sponsor Management Fees and related expenses, which are included in Selling, general and administrative expense in the Consolidated Statements of Operations and Comprehensive Income (Loss).

        Notes—Management of the Company has been informed that, as of February 3, 2013, affiliates of certain of the Equity Sponsors beneficially owned approximately $348 million aggregate principal amount, or 39%, of the Company's Old Senior Subordinated Notes (as defined in Note 6, Debt) and approximately $49 million aggregate principal amount of the Company's other outstanding indebtedness. During fiscal 2012, the Company issued and repurchased the 14.875% Senior Notes (as defined in Note 6, Debt) to and from certain affiliates of the Equity Sponsors. See Note 6, Debt, for information on the issuance and repurchase of the 14.875% Senior Notes and Note 17, Subsequent Event—Debt Redemption, for information on the redemption of the Company's Old Senior Subordinated Notes.

        Purchases—HD Supply purchased product from affiliates of the Equity Sponsors for approximately $57 million, $60 million, and $24 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively. Management believes these transactions were conducted at prices that an unrelated third party would pay.

GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Feb. 03, 2013
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

NOTE 5—GOODWILL AND INTANGIBLE ASSETS

Goodwill

        The carrying amount of goodwill by reporting unit is as follows (amounts in millions):

	As of February 3, 2013			As of January 29, 2012
	Gross Goodwill	Accumulated Impairments	Net Goodwill	Gross Goodwill	Accumulated Impairments	Net Goodwill
Waterworks	$1,876	$(815)	$1,061	$1,867	$(815)	$1,052
Facilities Maintenance	1,603	—	1,603	1,474	—	1,474
White Cap	183	(74)	109	183	(74)	109
Utilities(1)	284	(99)	185	285	(99)	186
Crown Bolt	215	(150)	65	215	—	215
Repair & Remodel	125	(30)	95	125	(30)	95
Electrical(1)	20	—	20	20	—	20
CTI	67	(67)	—	67	(67)	—
IPVF	—	—	—	82	(82)	—

Total goodwill	$4,373	$(1,235)	$3,138	$4,318	$(1,167)	$3,151

(1)
Utilities and Electrical are reporting units that, combined, comprise the Power Solutions segment.

        Goodwill represents the excess of purchase price over fair value of net assets acquired. HD Supply does not amortize goodwill, but does assess the recoverability of goodwill in the third quarter of each fiscal year. If an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value, an interim impairment test would be performed between annual tests. Goodwill impairment testing is performed at the reporting unit level.

        On January 30, 2012, the Company adopted the provisions of Accounting Standard Update No. 2011-08, "Testing Goodwill for Impairment" ("ASU 2011-08"), which simplifies how entities test goodwill for impairment and permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test.

        The first step of the impairment test involves comparing each reporting unit's fair value to its carrying value including goodwill. If the fair value of a reporting unit exceeds its carrying value, applicable goodwill is considered not to be impaired. If the carrying value exceeds fair value, there is an indication of impairment and the second step is performed to measure the amount of impairment.

        The second step involves calculating an implied fair value of goodwill for each reporting unit for which the first step indicated impairment. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination, which is the excess of the fair value of the reporting unit, as determined in the first step, over the aggregate fair values of the individual assets, liabilities and identifiable intangibles as if the reporting unit was being acquired in a business combination. If the implied fair value of goodwill in the "pro forma" business combination accounting as described above, exceeds the goodwill assigned to the reporting unit, there is no impairment. If the goodwill assigned to a reporting unit exceeds the implied fair value of the goodwill, an impairment charge is recorded for the excess. An impairment loss recognized cannot exceed the amount of goodwill assigned to a reporting unit, and the loss establishes a new basis in the goodwill. Subsequent reversal of goodwill impairment losses is not permitted under U.S. GAAP. HD Supply performed the annual goodwill impairment testing during the third quarter of fiscal 2012 for the seven reporting units with goodwill balances (goodwill balances at one reporting unit was zero prior to the annual testing). In accordance with ASU 2011-08, the Company elected to first assess qualitative factors on two reporting units, Facilities Maintenance and White Cap, to determine whether it is more likely than not that the fair value of each of these reporting units is less than its carrying amount. Based on this assessment, the Company determined that it was not necessary to perform the two-step goodwill impairment test for these two reporting units. The Company bypassed the qualitative analysis on the remaining five reporting units and proceeded with the first step of the two-step goodwill impairment test.

        The Company determines the fair value of a reporting unit using a discounted cash flow ("DCF") analysis and a market comparable method, with each method being equally weighted in the calculation. Determining fair value requires the exercise of significant judgment, including judgment about appropriate discount rates, the amount and timing of expected future cash flows, as well as relevant comparable company earnings multiples for the market comparable approach. The cash flows employed in the DCF analyses are based on the Company's most recent long-range forecast and, for years beyond the forecast, the Company's estimates, which are based on estimated exit multiples ranging from six to seven times the final forecasted year earnings before interest, taxes, depreciation and amortization. The discount rates used in the DCF analyses are intended to reflect the risks inherent in the future cash flows of the respective reporting units and range from 11.5% to 14.0%. For the market comparable approach, the Company evaluated comparable company public trading values, using earnings multiples and sales multiples that are used to value the reporting units.

        There was no indication of impairment in any of the Company's reporting units during the annual testing for fiscal 2012, fiscal 2011, and fiscal 2010 and accordingly, the second step of the goodwill impairment analysis was not performed. At the time of our fiscal 2012 annual testing, the fair value of the reporting units for which step one of the goodwill impairment test was completed exceeded their carrying value by the following percentages: 47% for Waterworks, 31% for Utilities, 6% for Crown Bolt, 40% for Repair & Remodel, and 116% for Electrical.

        During the fourth quarter of fiscal 2012, Crown Bolt reached an agreement to amend and extend its strategic purchasing agreement with Home Depot. While the amendment extends the agreement five years through fiscal 2019, retaining Crown Bolt as the exclusive supplier of certain products to Home Depot, it eliminated the minimum purchase guarantee and adjusts future pricing. These changes resulted in a reduction of expected future cash proceeds from Home Depot. HD Supply, therefore, considered this amendment a triggering event and, as such, the Company performed an additional goodwill impairment analysis for Crown Bolt. During step one of the additional goodwill impairment analysis, there was an indication of impairment, and, accordingly, the second step of the goodwill impairment analysis was performed for this reporting unit. As a result of step two, the Company recorded a $150 million non-cash goodwill impairment in the fourth quarter of fiscal 2012.

        The following table presents the changes in goodwill for the fiscal years presented (amounts in millions).

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Beginning Balance	$3,151	$3,150	$3,149
Acquisitions	138	12	—
Realization of tax deductible goodwill from a prior acquisition	(2)	(11)	—
Impairment	(150)	—	—
Translation & other adjustments	1	—	1

Ending Balance	$3,138	$3,151	$3,150

        The Company's discounted cash flow model is based on HD Supply's expectation of future market conditions for each of the reporting units, as well as discount rates that would be used by market participants in an arm's-length transaction. Future events could cause the Company to conclude that market conditions have declined or discount rates have increased to the extent that the Company's goodwill could be further impaired. It is not possible at this time to determine if any such future impairment charge would result.

Intangible Assets

        HD Supply's intangible assets as of February 3, 2013 and January 29, 2012 consisted of the following (amounts in millions):

	As of February 3, 2013			As of January 29, 2012
	Gross Intangible	Accumulated Amortization	Net Intangible	Gross Intangible	Accumulated Amortization	Net Intangible
Customer relationships	$929	$(614)	$315	$1,532	$(983)	$549
Strategic purchase agreement	166	(122)	44	166	(99)	67
Trade names	153	(41)	112	152	(34)	118
Other	2	—	2	1	—	1

Total	$1,250	$(777)	$473	$1,851	$(1,116)	$735

        During fiscal 2012, the Company recorded $71 million of intangible assets, primarily $66 million in customer relationship intangibles, as a result of the Peachtree and Water Products business acquisitions. The customer relationship intangible assets will be amortized over a weighted-average period of 10.9 years. The remaining intangible assets recorded will be amortized over a weighted-average period of 3.6 years. In addition, during fiscal 2012, $516 million of customer relationship intangible assets became fully amortized and, therefore, were removed from the balance sheet.

        During fiscal 2011, the Company recorded $4 million of intangible assets, primarily customer relationship intangibles, as a result of the RAMSCO business acquisition. These intangibles will be amortized over a weighted-average amortization period of 5.6 years.

        As a result of the strategic purchase agreement amendment and extension with Home Depot, HD Supply performed an impairment analysis of the intangible asset assigned to the strategic purchase agreement. The analysis showed no indication of impairment of the intangible asset assigned to the strategic purchase agreement. The unamortized net book value of the intangible asset will be amortized over the remainder of the agreement, which is seven years. Additionally, Crown Bolt discontinued the use of a certain tradename. As a result, the related unamortized tradename intangible asset was written off, resulting in a $2 million impairment charge.

        Amortization expense for continuing operations related to intangible assets was $243 million, $244 million, and $244 million, in fiscal 2012, fiscal 2011, and fiscal 2010, respectively. Estimated future amortization expense for continuing operations for intangible assets recorded as of February 3, 2013 is $135 million, $105 million, $40 million, $39 million and $38 million for fiscal years 2013 through 2017, respectively.

DEBT	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
DEBT
DEBT

NOTE 4 - DEBT

HDS’s long-term debt as of August 4, 2013 and February 3, 2013 consisted of the following (dollars in millions):

	August 4, 2013		February 3, 2013
	Outstanding Principal	Interest Rate %(1)	Outstanding Principal	Interest Rate %(1)
Senior ABL Facility due 2017	$500	1.69	$300	1.96
Term Loans due 2017, net of unamortized discount of $21 million and $26 million as of August 4, 2013 and February 3, 2013, respectively	969	4.50	969	7.25
First Priority Notes due 2019, including unamortized premium of $19 million and $21 million as of August 4, 2013 and February 3, 2013, respectively	1,269	8.125	1,271	8.125
Second Priority Notes due 2020	675	11.00	675	11.00
October 2012 Senior Unsecured Notes due 2020	1,000	11.50	1,000	11.50
February 2013 Senior Unsecured Notes due 2020	1,275	7.50	1,275	7.50
January 2013 Senior Subordinated Notes due 2021	—	—	950	10.50
2007 Senior Subordinated Notes due 2015	—	—	889	13.50
Total long-term debt	$5,688		$7,329
Less current installments	(10)		(899)
Long-term debt, excluding current installments	$5,678		$6,430

(1) Represents the stated rate of interest, without including the effect of discounts or premiums.

On August 1, 2013, HDS redeemed all $950 million outstanding aggregate principal amount of its January 2013 Senior Subordinated Notes due 2021 at a redemption price equal to 103% of the principal amount thereof and paid accrued and unpaid interest thereon through the redemption date. As a result, in the second quarter of fiscal 2013 and in accordance with ASC 470-50, Debt-Modifications and Extinguishments, HDS incurred a $44 million loss on extinguishment, which included a $29 million premium payment to redeem the January 2013 Senior Subordinated Notes and approximately $15 million to write off the unamortized deferred debt cost.

On June 28, 2013, HDS amended its Senior ABL Facility to (i) reduce the applicable margin for borrowings under the Senior ABL Facility by 0.25%; (ii) reduce the commitment fee applicable thereunder by 0.125%; (iii) extend the maturity date of the Senior ABL Facility to June 28, 2018 (or the maturity date under HDS’s Term Loan Facility, if earlier); (iv) make certain changes to the borrowing base and (v) reduce the sublimit available for letters of credit under the Senior ABL Facility from $400 million to $250 million. In connection with the amendment, HDS paid approximately $2 million in financing fees which will be amortized into interest expense over the remaining term of the amended facility in accordance with ASC 470-50.  A portion of the amendment was considered an extinguishment, resulting in an approximately $3 million loss on extinguishment of debt for the write-off of pro-rata unamortized deferred debt costs.

On February 15, 2013, HDS amended its Term Loan Facility (as defined below) to lower the borrowing margin by 275 basis points. The Term Loans (as defined below) are subject to an interest rate equal to LIBOR (subject to a floor of 1.25%) plus a borrowing margin of 3.25% or Prime plus a borrowing margin of 2.25% at HDS’s election. The amendment also replaced the hard call provision applicable to optional prepayment of Term Loans thereunder with a soft call option. The soft call option provides for a premium equal to 1.0% of the aggregate principal amount of Term Loans being prepaid if, on or prior to August 15, 2013, HDS enters into certain repricing transactions.  In connection with the amendment, HDS paid approximately $30 million in financing fees, of which approximately $27 million will be amortized into interest expense over the remaining term of the amended facility in accordance with ASC 470-50.  A portion of the amendment was considered an extinguishment, resulting in a $5 million loss on extinguishment of debt, which included approximately $2 million of fees, $2 million to write off the pro-rata portion of unamortized original issue discount, and $1 million to write off the pro-rata portion of unamortized deferred debt cost.  The portion of the amendment considered a modification resulted in a charge of $1 million.

On February 8, 2013, HDS redeemed its remaining $889 million outstanding aggregate principal amount of 2007 Senior Subordinated Notes at a redemption price equal to 103.375% of the principal amount thereof and paid accrued and unpaid interest thereon through the redemption date. As a result, in the first quarter of fiscal 2013, HDS incurred a $34 million loss on extinguishment of debt, which included a $30 million premium payment to redeem the 2007 Senior Subordinated Notes and approximately $4 million to write off the unamortized deferred debt cost.

Senior Credit Facilities

HDS’s Senior Term Facility consists of a senior secured Term Loan Facility (the “Term Loan Facility,” the term loans thereunder, the “Term Loans”) providing for Term Loans in an aggregate principal amount of $1,000 million. The Term Loan Facility will mature on October 12, 2017 (the “Term Loan Maturity Date”). The Term Loans will amortize in equal quarterly installments in aggregate annual amounts equal to 1% of the original principal amount of the Term Loan Facility with the balance payable on the Term Loan Maturity Date.

HDS’s Senior Asset Based Lending Facility (“Senior ABL Facility”) provides for senior secured revolving loans and letters of credit of up to a maximum aggregate principal amount of $1,500 million (subject to availability under a borrowing base).  Extensions of credit under the Senior ABL Facility are limited by a borrowing base calculated periodically based on specified percentages of the value of eligible inventory and eligible accounts receivable, subject to certain reserves and other adjustments.  A portion of the Senior ABL Facility is available for letters of credit and swingline loans. As of August 4, 2013, HDS has $888 million of additional available borrowings under the Senior ABL Facility (after giving effect to the borrowing base limitations and approximately $56 million in letters of credit issued and including $51 million of borrowings available on qualifying cash balances).

The Senior ABL Facility also permits HDS to add one or more incremental term loan facilities to be included in the Senior ABL Facility or one or more revolving credit facility commitments to be included in the Senior ABL Facility. The Senior ABL Facility will mature on June 28, 2018 (or the maturity date under HDS’s Term Loan Facility, if earlier).

Secured Notes

HDS’s 8 1/8% Senior Secured First Priority Notes due 2019 (the “First Priority Notes”), bear interest at a rate of 8 1/8% per annum and will mature on April 15, 2019.  Interest is paid semi-annually in arrears on April 15th and October 15th of each year.

HDS’s 11% Senior Secured Second Priority Notes due 2020 (the “Second Priority Notes”) bear interest at a rate of 11% per annum and will mature on April 15, 2020.  Interest is paid semi-annually in arrears on April 15th and October 15th of each year.

Unsecured Notes

HDS’s 11.5% Senior Notes due 2020 (the “October 2012 Senior Unsecured Notes”) bear interest at 11.5% per annum and will mature on July 15, 2020. Interest is paid semi-annually in arrears on April 15th and October 15th of each year.

HDS’s 7.5% Senior Notes due 2020 (the “February 2013 Senior Unsecured Notes”) bear interest at 7.5% per annum and will mature on July 15, 2020. Interest is paid semi-annually in arrears on April 15th and October 15th of each year.

Debt covenants

HDS’s outstanding debt agreements contain various restrictive covenants including, but not limited to, limitations on additional indebtedness and dividend payments and stipulations regarding the use of proceeds from asset dispositions. As of August 4, 2013, HDS is in compliance with all such covenants that were in effect on such date.

First Quarter 2012 Refinancing Transactions

On April 12, 2012, HDS consummated the following transactions (the “Refinancing Transactions”) in connection with the refinancing of the senior portion of its debt structure:

·                  the issuance of $950 million of its First Priority Notes;

·                  the issuance of $675 million of its Second Priority Notes;

·                  the issuance of approximately $757 million of 14.875% Senior Notes due 2020 (the “April 2012 Senior Notes”);

·                  entry into the Term Loan Facility; and

·                  entry into the Senior ABL Facility.

The proceeds of the First Priority Notes, the Second Priority Notes, the April 2012 Senior Notes, the Term Loan Facility and the Senior ABL Facility were used to (i) repay all amounts outstanding under the 2007 Senior Secured Credit Facility (Senior Secured Credit Facility dated as of August 30, 2007), (ii) repay all amounts outstanding under the 2007 ABL Credit Facility (ABL Credit Facility dated as of August 30, 2007), (iii) repurchase all remaining outstanding 2007 Senior Notes (12.0% Senior Notes dated as of August 30, 2007) and (iv) pay related fees and expenses.

Affiliates of certain of the Equity Sponsors owned an aggregate principal amount of approximately $484 million of the 2007 Senior Notes which they exchanged in a non-cash transaction for their investment in the April 2012 Senior Notes.

As a result of the Refinancing Transactions, HDS incurred $75 million in debt issuance costs and recorded a $220 million loss on extinguishment of debt, which included a $150 million premium payment to redeem the 2007 Senior Notes, $46 million to write off the pro-rata portion of the unamortized deferred debt costs, and $24 million to write off the remaining unamortized asset associated with Home Depot’s guarantee of HDS’s payment obligations for principal and interest under the Term Loan under the 2007 Senior Secured Credit Facility that was terminated in the Refinancing Transactions.

On February 1, 2013, HDS repurchased and cancelled all of its April 2012 Senior Notes at 100% of the aggregate principal balance, including capitalized paid-in kind (“PIK”) interest, plus a $422 million make-whole premium, plus $37 million of un-capitalized PIK interest thereon through February 1, 2013.

NOTE 6—DEBT

        On February 1, 2013, HD Supply, Inc. issued $1,275 million aggregate principal amount of 7.5% Senior Notes due 2020 (the "7.5% Senior Notes") at par. As a result of the issuance, the Company incurred $21 million in debt issuance costs, of which $19 million was paid as of February 3, 2013. The net proceeds from the 7.5% Senior Notes issuance were used to repurchase all of the Company's outstanding 14.875% Senior Notes (issued in April 2012 to the Equity Sponsors), plus a $422 million make-whole premium calculated in accordance with the 14.875% Senior Notes Indenture (as defined below), plus $37 million of un-capitalized PIK interest thereon through February 1, 2013. Also on February 1, 2013, the trustee for the 14.875% Senior Notes cancelled all of the outstanding 14.875% Senior Notes. As a result of these transactions, the Company incurred a $452 million loss on extinguishment, which included the make-whole premium, a $28 million write-off of unamortized original issue discount, and $2 million write-off of unamortized deferred debt costs.

        On January 16, 2013, HD Supply, Inc. issued $950 million aggregate principal amount of 10.5% Senior Subordinated Notes due 2021 (the "Senior Subordinated Notes") at par. As a result of the issuance, the Company incurred $16 million in debt issuance costs, of which $15 million was paid as of February 3, 2013. The Company committed to use the net proceeds from the Senior Subordinated Notes issuance to redeem all of its remaining $889 million outstanding Old Senior Subordinated Notes (as defined below), subject to the required thirty-day notification period.

        As of February 3, 2013, the Company held $936 million in cash equivalents classified as Cash equivalents restricted for debt redemption in the Consolidated Balance Sheet for the redemption of $889 million of the Old Senior Subordinated Notes on February 8, 2013. The $936 million was used to redeem the Old Senior Subordinated Notes at a price equal to 103.375% of the principal amount thereof and to pay (together with $36 million of cash on hand) accrued and unpaid interest thereon through the redemption date. See Note 17, Subsequent Events—Debt Redemption.

        On October 15, 2012, HD Supply, Inc. issued $1,000 million aggregate principal amount of 11.5% Senior Notes due 2020 (the "11.5% Senior Notes") at par. As a result of the issuance, the Company incurred and paid $17 million in debt issuance costs. On November 8, 2012, the Company used the net proceeds from the 11.5% Senior Notes issuance to redeem $930 million of its outstanding Old Senior Subordinated Notes at a redemption price equal to 103.375% of the principal amount thereof and to pay $23 million of accrued interest. As a result, the Company incurred a $37 million loss on extinguishment, which included a $31 million premium payment to redeem the Old Senior Subordinated Notes prior to maturity and $5 million to write-off the pro-rata portion of unamortized deferred debt costs.

Refinancing Transactions and Additional Notes

        On April 12, 2012, HD Supply, Inc. consummated the following transactions (the "Refinancing Transactions") in connection with the refinancing of the senior portion of its debt structure:

  •
  the issuance of $950 million of its 8 1/8% Senior Secured First Priority Notes due 2019 (the "First Priority Notes");

  •
  the issuance of $675 million of its 11% Senior Secured Second Priority Notes due 2020 (the "Second Priority Notes");

  •
  the issuance of approximately $757 million of 14.875% Senior Notes due 2020 (the "14.875% Senior Notes");

  •
  entry into a new senior term facility (the "Term Loan Facility") maturing in 2017 and providing for term loans in an aggregate principal amount of $1,000 million; and

  •
  entry into a new senior asset based lending facility (the "ABL Facility") maturing in 2017 and providing for senior secured revolving loans and letters of credit of up to a maximum aggregate principal amount of $1,500 million (subject to availability under the borrowing base).

        The proceeds of the First Priority Notes, the Second Priority Notes, the 14.875% Senior Notes, the Term Loan Facility and the ABL Facility were used to (i) repay all amounts outstanding under the Old Senior Secured Credit Facility (Senior Secured Credit Facility dated as of August 30, 2007), (ii) repay all amounts outstanding under the Old ABL Credit Facility (ABL Credit Facility dated as of August 30, 2007), (iii) repurchase all remaining outstanding Old Senior Notes (12.0% Senior Notes dated as of August 30, 2007) and (iv) pay related fees and expenses.

        Affiliates of certain of the Equity Sponsors owned an aggregate principal amount of approximately $484 million of the Old Senior Notes which they exchanged in a non-cash transaction for their investment in the 14.875% Senior Notes.

        On August 2, 2012, the Company issued $300 million additional aggregate principal amount of its 8 1/8% First Priority Notes due 2019 (the "Additional Notes") at a premium of 107.5%. At closing, the Company received approximately $317 million, net of transaction fees. The Additional Notes were issued under the indenture pursuant to which HD Supply previously issued $950 million aggregate principal amount of 8 1/8% First Priority Notes due 2019, all of which remains outstanding. The net proceeds from the sale of the Additional Notes were applied to reduce outstanding borrowings under the Company's ABL Facility.

        As a result of the Refinancing Transactions and the issuance of the Additional Notes, the Company incurred $80 million in debt issuance costs and recorded a $220 million loss on extinguishment, which included a $150 million premium payment to redeem the Old Senior Notes, $46 million to write-off the pro-rata portion of the unamortized deferred debt costs, and $24 million to write-off the remaining unamortized Other asset associated with Home Depot's guarantee of the Company's payment obligations for principal and interest under the Old Term Loan under the Old Senior Secured Credit Facility that was terminated in the Refinancing Transactions.

Unamortized deferred debt costs

        In accordance with ASC 470, Debt, the Company determined that all of the redemption of Old Senior Notes was an extinguishment as either the original note holders were unknown or the refinancing was considered a "substantial" change. As a result of the extinguishment, the Company wrote-off approximately $24 million in unamortized deferred financing charges associated with the Old Senior Notes. Similarly, under ASC 470, approximately $834 million of the Old ABL Credit Facility and approximately $1,169 million of the Old Senior Secured Credit Facility were deemed extinguishments, with the remaining portions considered modifications. As a result of the extinguishment, the Company wrote-off approximately $22 million of $42 million in unamortized deferred financing charges associated with these credit agreements.

        Long-term debt as of February 3, 2013 and January 29, 2012 consisted of the following (dollars in millions):

	February 3, 2013		January 29, 2012
	Outstanding Principal	Interest Rate %(1)	Outstanding Principal	Interest Rate %(1)
ABL Facility due 2017	$300	1.96	$—	—
Old Term Loan due August 30, 2012	—	—	73	1.53
Old Term Loan due April 1, 2014	—	—	855	3.03
Old ABL Term Loan due April 1, 2014	—	—	214	3.56
Term Loan due 2017, net of unamortized discount of $26 million as of February 3, 2013	969	7.25	—	—
First Priority Notes due 2019, including unamortized premium of $21 million as of February 3, 2013	1,271	8.125	—	—
Second Priority Notes due 2020	675	11.00	—	—
Old Senior Notes due 2014	—	—	2,500	12.00
11.5% Senior Notes due 2020	1,000	11.50	—	—
7.5% Senior Notes due 2020	1,275	7.50	—	—
Senior Subordinated Notes due 2021	950	10.50	—	—
Old Senior Subordinated Notes due 2015	889	13.50	1,820	13.50

Total long-term debt	$7,329		5,462
Less current installments	(899)		(82)

Long-term debt, excluding current installments	$6,430		$5,380

(1)
Represents the stated rate of interest, without including the effect of discounts or premiums.

Senior Credit Facilities

Asset Based Lending Facility

        The ABL Facility provides for senior secured revolving loans and letters of credit of up to a maximum aggregate principal amount of $1,500 million (subject to availability under a borrowing base). Extensions of credit under the ABL Facility will be limited by a borrowing base calculated periodically based on specified percentages of the value of eligible inventory and eligible accounts receivable, subject to certain reserves and other adjustments. As of February 3, 2013, the Company had $910 million of available borrowings under the ABL Facility (after giving effect to the borrowing base limitations and approximately $61 million in letters of credit issued and including $70 million of borrowings available on qualifying cash balances).

        A portion of the ABL Facility is available for letters of credit and swingline loans. The ABL Facility also includes a sub-facility for loans and letters of credit in Canadian dollars. The ABL Facility also permits the Company to add one or more incremental term loans, revolving or letter of credit facilities to be included in the ABL Facility up to an aggregate maximum amount of $1,900 million for the total commitments under the ABL Facility (including all incremental commitments).

        Until the date that was three months after the closing date of the ABL Facility, at the option of the applicable borrower, the interest rates applicable to the loans under the ABL Facility were based, (i) in the case of U.S. dollar denominated loans, either at LIBOR plus 2.00% or Prime Rate plus 1.00% and (ii) in the case of Canadian dollar denominated loans, either the BA Rate plus 2.00% or the Canadian Prime Rate plus 1.00%. From and after the date that was three months after the closing date of the ABL Facility, the foregoing interest margins are subject to a pricing grid, as included in the ABL Facility agreement, based on average excess availability for the previous fiscal quarter. The ABL Facility also contains a letter of credit fee computed at a rate per annum equal to the Applicable Margin (as defined in the agreement) then in effect for LIBOR Loans and an unused commitment fee subject to a pricing grid, as included in the ABL Facility agreement, based on the Average Daily Used Percentage (as defined in the agreement).

        The ABL Facility will mature on April 12, 2017; unless the individual applicable lenders agree to extend the maturity of their respective loans under the ABL Facility upon the Company's request and without the consent of any other applicable lender.

        The ABL Facility is senior secured indebtedness of the Company and ranks equal in right of payment with all of the Company's existing and future senior indebtedness and senior in right of payment to all of the Company's existing and future subordinated indebtedness.

        The ABL Facility is guaranteed, on a senior secured basis, by the Subsidiary Guarantors. These guarantees are subject to release under customary circumstances as stipulated in the agreement.

        The ABL Facility is secured by a first-priority security interest in the ABL Priority Collateral, subject to permitted liens.

Prepayments

        The ABL Facility may be prepaid at the Company's option at any time without premium or penalty and will be subject to mandatory prepayment if the outstanding ABL Facility exceeds either the aggregate commitments with respect thereto or the current borrowing base, in an amount equal to such excess. Mandatory prepayments do not result in a permanent reduction of the lenders' commitments under the ABL Facility.

Guarantees

        The Company, and at the Company's option, certain of the Company's subsidiaries, including HD Supply Canada, Inc., a Canadian subsidiary (the "Canadian Borrower"), are the borrowers under the ABL Facility. The Subsidiary Guarantors guarantee the Company's payment obligations under the ABL Facility (and, in the case of Canadian obligations, each direct and indirect wholly-owned Canadian subsidiary, subject to certain exceptions, in each case to the extent otherwise permitted by applicable law, regulation and contractual provision (the "Canadian Guarantors") guarantee the Canadian Borrower's payment obligations under the ABL Facility).

        The Company's obligations under the ABL Facility and the guarantees thereof, are secured in favor of the U.S. ABL collateral agent, by (i) all of the capital stock of the Company, all capital stock of all domestic subsidiaries directly owned by the Company and the Subsidiary Guarantors and 65% of the capital stock of any foreign subsidiary held directly by the Company or any Subsidiary Guarantor (it being understood that a foreign subsidiary holding company will be deemed a foreign subsidiary) and (ii) substantially all other tangible and intangible assets owned by the Company and each Subsidiary Guarantor, in each case to the extent permitted by applicable law and subject to certain exceptions and subject to the priority of liens between the Term Loan Facility, the First Priority Notes, the Second Priority Notes and the ABL Facility.

        The Canadian obligations under the ABL Facility are also secured by liens on substantially all assets of the Canadian Borrower and the Canadian Guarantors, subject to certain exceptions.

Covenants

        The ABL Facility contains a number of covenants that, among other things, limit or restrict the Company's ability and, in certain cases, the Company's subsidiaries to make acquisitions, mergers, consolidations, dividends, and to prepay certain indebtedness (including the First Priority Notes, the Second Priority Notes, the 11.5% Senior Notes, the 7.5% Senior Notes, and the Senior Subordinated Notes), in each case to the extent any such transaction would reduce availability under the ABL Facility below a specified amount.

        In addition, if the Company's specified excess availability (including an amount by which the Company's borrowing base exceeds the existing commitments) under the ABL Facility falls below the greater of $150 million and 10% of the aggregate commitments (a "Liquidity Event"), the Company will be required to maintain a Fixed Charge Coverage Ratio of at least 1.0:1.0, as defined in the ABL Facility.

        The ABL Facility also contains certain affirmative covenants, including financial and other reporting requirements. The Company is in compliance with all such covenants.

Senior Secured Term Loan Facility

        The Term Loan Facility consists of a senior secured Term Loan Facility (the "Term Loan Facility"; the term loan thereunder, the "Term Loan") providing for a Term Loan in an aggregate principal amount of $1,000 million (net of $30 million of original issue discount). The Term Loan Facility also permits the Company to add one or more incremental term loans, revolving or letter of credit facilities of up to $250 million plus a certain amount depending on a secured first lien leverage ratio test included in the Term Loan Facility. The Term Loan bears interest at LIBOR (subject to a floor of 1.25%) plus a borrowing margin of 6.00% or Prime plus a borrowing margin of 5.00% at the Company's election, payable at the end of each calendar quarter with respect to Prime rate draws or at the maturity of each LIBOR draw (unless a draw is for a six-, nine-, or twelve-month period, then interest shall be paid quarterly). The Term Loan amortizes in nominal quarterly installments, beginning September 30, 2012, equal to 0.25% of the original aggregate principal amount of the Term Loan and matures on October 12, 2017; provided that the individual applicable lenders may agree to extend the maturity of their respective Term Loans upon the Company's request and without the consent of any other applicable lender. See Note 17, Subsequent Events—Debt Modification, for information about an amendment to the Term Loan Facility.

        The Term Loan Facility is senior secured indebtedness of the Company and ranks equal in right of payment with all of the Company's existing and future senior indebtedness and senior in right of payment to all of the Company's existing and future subordinated indebtedness.

        The Term Loan Facility is guaranteed, on a senior secured basis, by the Subsidiary Guarantors. These guarantees are subject to release under customary circumstances. The guarantee of each Subsidiary Guarantor is a senior secured obligation of that Subsidiary Guarantor and ranks equal in right of payment with all existing and future senior indebtedness of that Subsidiary Guarantor and senior in right of payment to all existing and future subordinated indebtedness of such Subsidiary Guarantor.

Collateral

        The Term Loan Facility and the related guarantees are secured by a first-priority security interest in the Cash Flow Priority Collateral, subject to permitted liens. In addition, the Term Loan Facility and the related guarantees are secured by a second-priority security interest in the ABL Priority Collateral, subject to permitted liens.

Prepayment

        Prior to the first anniversary of the closing date of the Term Loan Facility, the loans under the Term Loan Facility may not be optionally prepaid. During the second and third years following the closing date of the Term Loan Facility, the Term Loans may be optionally prepaid at a price of 102% and 101%, respectively, of the principal amount being prepaid. On and after the third anniversary of the closing date of the Term Loan Facility, the Term Loans may be prepaid without premium or penalty. Under certain circumstances and subject to certain exceptions, the Term Loan Facility will be subject to mandatory prepayment in an amount equal to:

  •
  100% of the net proceeds (other than those that are used to purchase certain assets or to repay certain other indebtedness) of certain asset sales and certain insurance recovery events; and

  •
  50% of annual excess cash flow for any fiscal year, such percentage to decrease to 0% depending on the attainment of certain secured leverage ratio targets.

        In addition, upon the incurrence of certain events constituting a Change of Control (as defined in the credit agreement governing the Term Loan Facility (the "Term Loan Credit Agreement")), the Company must offer to prepay the Term Loans (unless otherwise repaid) at a price equal to 101% of their principal amount, plus accrued and unpaid interest, if any, to the repayment date.

Guarantee

        The Company is the borrower under the Term Loan Facility. The Subsidiary Guarantors guarantee the Company's payment obligations under the Term Loan Facility.

        The Company's obligations under the Term Loan Facility and the guarantees thereof are secured in favor of the collateral agent by (i) all of the capital stock of the Company, all capital stock of all domestic subsidiaries directly owned by the Company and the Subsidiary Guarantors and 65% of the capital stock of any foreign subsidiary owned directly by the Company or any Subsidiary Guarantors (it being understood that a foreign subsidiary holding company will be deemed a foreign subsidiary) and (ii) substantially all other tangible and intangible assets owned by the Company and each Subsidiary Guarantor, in each case to the extent permitted by applicable law and subject to certain exceptions and subject to the priority of liens between the Term Loan Facility, the First Priority Notes, the Second Priority Notes and the ABL Facility.

Covenants

        The Term Loan Facility contains a number of covenants that, among other things, limit the ability of the Company and its restricted subsidiaries, as described in the Term Loan Credit Agreement, to: incur more indebtedness; pay dividends, redeem stock or make other distributions; make investments; create restrictions on the ability of the Company's restricted subsidiaries to pay dividends to the Company or make other intercompany transfers; create liens securing indebtedness; transfer or sell assets; merge or consolidate; enter into certain transactions with the Company's affiliates; and prepay or amend the terms of certain indebtedness.

        The Term Loan Facility also contains certain affirmative covenants, including financial and other reporting requirements. The Company is in compliance with all such covenants.

Events of Default under the ABL Facility and Term Loan Facility

        The ABL Facility and Term Loan Facility also provide for customary events of default, including non-payment of principal, interest or fees, violation of covenants, material inaccuracy of representations or warranties, specified cross default and cross acceleration to other material indebtedness, certain bankruptcy events, certain ERISA events, material invalidity of guarantees or security interest, material judgments and changes of control.

8 1/8% Senior Secured First Priority Notes due 2019

        The Company issued $950 million of First Priority Notes under an Indenture, dated, and amended, as of April 12, 2012 (the "First Priority Indenture") among the Company, certain subsidiaries of the Company, as guarantors (the "Subsidiary Guarantors"), the Trustee, and the Note Collateral Agent. On August 2, 2012, the Company issued $300 million additional aggregate principal amount of its First Priority Notes (the "Additional Notes") at a premium of 107.5%. The First Priority Notes bear interest at a rate of 8 1/8% per annum and will mature on April 15, 2019. Interest will be paid semi-annually in arrears on April 15th and October 15th of each year, commencing on October 15, 2012.

        The First Priority Notes are senior secured indebtedness of the Company and rank equal in right of payment with all of its existing and future senior indebtedness and senior in right of payment to all of its existing and future subordinated indebtedness.

        The First Priority Notes are guaranteed, on a senior secured basis, by each of the Company's Wholly Owned Domestic Subsidiaries (as defined in the First Priority Indenture), other than an Excluded Subsidiary (as defined in the First Priority Indenture), and by each of the Company's other Domestic Subsidiaries (as defined in the First Priority Indenture) that is a borrower under the ABL Facility or that guarantees payment of indebtedness of the Company under any Credit Facility or Capital Markets Securities (as defined in the First Priority Indenture). These guarantees are subject to release under customary circumstances as stipulated in the First Priority Indenture.

Collateral

        The First Priority Notes and the related guarantees are secured by a first-priority security interest in substantially all of the tangible and intangible assets of the Company and the Subsidiary Guarantors (other than the ABL Priority Collateral, in which the First Priority Notes and the related guarantees have a second priority security interest), including pledges of all Capital Stock of the Company's Restricted Subsidiaries directly owned by the Company and the Subsidiary Guarantors (but only up to 65% of each series of Capital Stock of each direct Foreign Subsidiary owned by the Company or any Subsidiary Guarantor), subject to certain thresholds, exceptions and permitted liens, and excluding any Excluded Assets (as defined in the First Priority Indenture) and Excluded Subsidiary Securities (as defined in the First Priority Indenture) (the "Cash Flow Priority Collateral").

        In addition, the First Priority Notes and the related guarantees are secured by a second-priority security interest in substantially all of the Company's and the Subsidiary Guarantors' present and future assets which secure the Company's obligations under the ABL Facility on a first priority basis, including accounts receivable, inventory and other related assets and all proceeds thereof, subject to permitted liens. Such assets are referred to as the "ABL Priority Collateral." (The Cash Flow Priority Collateral and the ABL Priority Collateral together are referred to herein as the "Collateral.")

Redemption

        The Company may redeem the First Priority Notes, in whole or in part, at any time (1) prior to April 15, 2015, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus the applicable make-whole premium set forth in the First Priority Indenture and (2) on and after April 15, 2015, at the applicable redemption price set forth below (expressed as a percentage of principal amount), plus accrued and unpaid interest, if any, to the relevant redemption date, if redeemed during the 12-month period commencing on April 15 of the year set forth below.

Year	Percentage
2015	106.094%
2016	104.063%
2017	102.031%
2018 and thereafter	100.000%

        In addition, at any time prior to April 15, 2015, the Company may redeem up to 35% of the aggregate principal amount of the First Priority Notes with the proceeds of certain equity offerings at a redemption price of 108.125% of the principal amount in respect of the First Priority Notes being redeemed, plus accrued and unpaid interest to the redemption date, provided, however, that if the First Priority Notes are redeemed, an aggregate principal amount of First Priority Notes equal to at least 50% of the original aggregate principal amount of First Priority Notes must remain outstanding immediately after each such redemption of First Priority Notes.

11% Senior Secured Second Priority Notes due 2020

        The Company issued $675 million aggregate principal amount of Second Priority Notes under an Indenture, dated, and amended, as of April 12, 2012 (the "Second Priority Indenture"), among the Company, the Subsidiary Guarantors, the Trustee, and the Note Collateral Agent. The Second Priority Notes bear interest at a rate of 11% per annum and will mature on April 15, 2020. Interest will be paid semi-annually in arrears on April 15th and October 15th of each year, commencing on October 15, 2012.

        The Second Priority Notes are senior secured indebtedness of the Company and rank equal in right of payment with all of the Company's existing and future senior indebtedness and senior in right of payment to all of the Company's existing and future subordinated indebtedness.

        The Second Priority Notes are guaranteed, on a senior secured basis, by each of the Company's Wholly Owned Domestic Subsidiaries (as defined in the Second Priority Indenture), other than an Excluded Subsidiary (as defined in the Second Priority Indenture), and by each of the Company's other Domestic Subsidiaries (as defined in the Second Priority Indenture) that is a borrower under the ABL Facility or that guarantees payment of indebtedness of the Company under any Credit Facility or Capital Markets Securities (as defined in the Second Priority Indenture). These guarantees are subject to release under customary circumstances as stipulated in the Second Priority Indenture.

Collateral

        The Second Priority Notes and the related guarantees are secured by a second-priority security interest in the Cash Flow Priority Collateral, subject to permitted liens. In addition, the Second Priority Notes and the related guarantees are secured by a third-priority security interest in the ABL Priority Collateral, subject to permitted liens.

Redemption

        The Company may redeem the Second Priority Notes, in whole or in part, at any time (1) prior to April 15, 2016, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus the applicable make-whole premium set forth in the Second Priority Indenture and (2) on and after April 15, 2016, at the applicable redemption price set forth below (expressed as a percentage of principal amount), plus accrued and unpaid interest, if any, to the relevant redemption date, if redeemed during the 12-month period commencing on April 15 of the year set forth below.

Year	Percentage
2016	105.500%
2017	102.750%
2018 and thereafter	100.000%

        In addition, at any time prior to April 15, 2015, the Company may redeem up to 35% of the aggregate principal amount of the Second Priority Notes with the proceeds of certain equity offerings at a redemption price of 111.000% of the principal amount in respect of the Second Priority Notes being redeemed, plus accrued and unpaid interest to the redemption date, provided, however, that if the Second Priority Notes are redeemed, an aggregate principal amount of Second Priority Notes equal to at least 50% of the original aggregate principal amount of Second Priority Notes must remain outstanding immediately after each such redemption of Second Priority Notes.

11.5% Senior Unsecured Notes due 2020

        The Company issued $1,000 million aggregate principal amount of 11.5% Senior Notes under an Indenture, dated, and amended, as of October 15, 2012 ("11.5% Senior Notes Indenture") among the Company, certain subsidiaries of the Company as guarantors (the "Subsidiary Guarantors") and the Trustee. The 11.5% Senior Notes bear interest at a rate of 11.5% per annum and will mature on July 15, 2020. Interest will be paid semi-annually in arrears on April 15th and October 15th of each year, commencing on April 15, 2013.

        The 11.5% Senior Notes are unsecured senior indebtedness of the Company and rank equal in right of payment with all of the Company's existing and future senior indebtedness, senior in right of payment to all of the Company's existing and future subordinated indebtedness, and effectively subordinated to all of the Company's existing and future secured indebtedness, including, without limitation, indebtedness under the Senior Credit Facilities, the First Priority Notes and the Second Priority Notes, to the extent of the value of the collateral securing such indebtedness.

        The 11.5% Senior Notes are guaranteed, on a senior unsecured basis, by each of the Company's direct and indirect domestic existing and future subsidiaries that is a wholly owned domestic subsidiary (other than certain excluded subsidiaries), and by each other domestic subsidiary that is a borrower under the ABL Facility or that guarantees the Company's obligations under any credit facility or capital markets securities. These guarantees are subject to release under customary circumstances as stipulated in the 11.5% Senior Notes Indenture.

Redemption

        The Company may redeem the 11.5% Senior Notes, in whole or in part, at any time (1) prior to October 15, 2016, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus the applicable make-whole premium set forth in the 11.5% Senior Notes Indenture and (2) on and after October 15, 2016, at the applicable redemption price set forth below (expressed as a percentage of principal amount), plus accrued and unpaid interest, if any, to the relevant redemption date, if redeemed during the 12-month period commencing on October 15 of the year set forth below.

Year	Percentage
2016	105.750%
2017	102.875%
2018 and thereafter	100.000%

        In addition, at any time prior to October 15, 2015, the Company may redeem up to 35% of the aggregate principal amount of the 11.5% Senior Notes with the proceeds of certain equity offerings at a redemption price of 111.50% of the principal amount in respect of the 11.5% Senior Notes being redeemed, plus accrued and unpaid interest to the redemption date, provided, however, that if the 11.5% Senior Notes are redeemed, an aggregate principal amount of the 11.5% Senior Notes equal to at least 50% of the original aggregate principal amount of the 11.5% Senior Notes must remain outstanding immediately after each such redemption of the 11.5% Senior Notes.

7.5% Senior Unsecured Notes due 2020

        The Company issued $1,275 million aggregate principal amount of 7.5% Senior Notes under an Indenture, dated, and amended, as of February 1, 2013 ("7.5% Senior Notes Indenture") among the Company, certain subsidiaries of the Company as guarantors (the "Subsidiary Guarantors") and the Trustee. The 7.5% Senior Notes bear interest at a rate of 7.5% per annum and will mature on July 15, 2020. Interest will be paid semi-annually in arrears on April 15th and October 15th of each year, commencing on April 15, 2013.

        The 7.5% Senior Notes are unsecured senior indebtedness of the Company and rank equal in right of payment with all of the Company's existing and future senior indebtedness, senior in right of payment to all of the Company's existing and future subordinated indebtedness, and effectively subordinated to all of the Company's existing and future secured indebtedness, including, without limitation, indebtedness under the Senior Credit Facilities, the First Priority Notes and the Second Priority Notes, to the extent of the value of the collateral securing such indebtedness.

        The 7.5% Senior Notes are guaranteed, on a senior unsecured basis, by each of the Company's direct and indirect domestic existing and future subsidiaries that is a wholly owned domestic subsidiary (other than certain excluded subsidiaries), and by each other domestic subsidiary that is a borrower under the ABL Facility or that guarantees the Company's obligations under any credit facility or capital markets securities. These guarantees are subject to release under customary circumstances as stipulated in the 7.5% Senior Notes Indenture.

Redemption

        The Company may redeem the 7.5% Senior Notes, in whole or in part, at any time (1) prior to October 15, 2016, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus the applicable make-whole premium set forth in the 7.5% Senior Notes Indenture and (2) on and after October 15, 2016, at the applicable redemption price set forth below (expressed as a percentage of principal amount), plus accrued and unpaid interest, if any, to the relevant redemption date, if redeemed during the 12-month period commencing on October 15 of the year set forth below.

Year	Percentage
2016	103.750%
2017	101.875%
2018 and thereafter	100.000%

        In addition, at any time prior to October 15, 2015, the Company may redeem up to 35% of the aggregate principal amount of the 7.5% Senior Notes with the proceeds of certain equity offerings at a redemption price of 107.50% of the principal amount in respect of the 7.5% Senior Notes being redeemed, plus accrued and unpaid interest to the redemption date, provided, however, that if the 7.5% Senior Notes are redeemed, an aggregate principal amount of the 7.5% Senior Notes equal to at least 50% of the original aggregate principal amount of the 7.5% Senior Notes must remain outstanding immediately after each such redemption of the 7.5% Senior Notes.

14.875% Senior Unsecured Notes due 2020

        The Company issued approximately $757 million aggregate principal amount (net of $30 million of original issue discount) of 14.875% Senior Notes under an Indenture, dated as of April 12, 2012 (the "14.875% Senior Notes Indenture"), among the Company, the Subsidiary Guarantors and Wilmington Trust, National Association, as Trustee to investment funds associated with Bain Capital Partners, LLC, Carlyle Investment Management, LLC and Clayton, Dubilier & Rice, LLC, the Equity Sponsors. The 14.875% Senior Notes bore interest at a rate of 14.875% per annum and were scheduled to mature on October 12, 2020. Interest was to be paid semi-annually in arrears on each April 12th and October 12th through maturity, commencing on October 12, 2012, except that the first eleven payment periods through October 2017 were to be paid in kind ("PIK") and therefore increase the balance of the outstanding indebtedness rather than paid in cash. On October 12, 2012, the Company made a PIK payment of $56 million, increasing the outstanding principal balance to approximately $813 million.

        The Company was permitted to redeem the 14.875% Senior Notes, in whole or in part, at any time prior to April 12, 2015, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus the applicable make-whole premium set forth in the 14.875% Senior Notes Indenture. On February 1, 2013, the Company repurchased the 14.875% Senior Notes in accordance with the redemption provisions of the 14.875% Senior Notes Indenture.

10.5% Senior Subordinated Notes due 2021

        The Company issued $950 million aggregate principal amount of 10.5% Senior Subordinated Notes due 2021 ("Senior Subordinated Notes") under an Indenture, dated as of January 16, 2013 ("Senior Subordinated Notes Indenture") among the Company, certain subsidiaries of the Company as guarantors (the "Subsidiary Guarantors") and the Trustee. The Senior Subordinated Notes bear interest at a rate of 10.5% per annum and will mature on January 15, 2021. Interest will be paid semi-annually in arrears on April 15th and October 15th of each year, commencing on April 15, 2013.

        The Senior Subordinated Notes are unsecured senior subordinated indebtedness of the Company and rank subordinated in right of payment to all the Company's existing and future senior indebtedness, equal in right of payment with all of the Company's existing and future senior subordinated indebtedness, and effectively subordinated to all of the Company's existing and future secured indebtedness, including, without limitation, indebtedness under the Senior Credit Facilities, the First Priority Notes and the Second Priority Notes, to the extent of the value of the collateral securing such indebtedness.

        The Senior Subordinated Notes are guaranteed, on an unsecured senior subordinated basis, by each of the Company's direct and indirect domestic existing and future subsidiaries that is a wholly owned domestic subsidiary (other than certain excluded subsidiaries), and by each other domestic subsidiary that is a borrower under the ABL Facility or that guarantees the Company's obligations under any credit facility or capital markets securities. These guarantees are subject to release under customary circumstances as stipulated in the Senior Subordinated Notes Indenture.

Redemption

        The Company may redeem the Senior Subordinated Notes, in whole or in part, at any time (1) prior to January 15, 2016, at a price equal to 100% of the principal amount thereof, plus accrued and unpaid interest, if any, to the redemption date, plus the applicable make-whole premium set forth in the Senior Subordinated Notes Indenture and (2) on and after January 15, 2016, at the applicable redemption price set forth below (expressed as a percentage of principal amount), plus accrued and unpaid interest, if any, to the relevant redemption date, if redeemed during the 12-month period commencing on January 15 of the years set forth below.

Year	Percentage
2016	107.875%
2017	105.250%
2018	102.625%
2019 and thereafter	100.000%

        In addition, at any time after July 31, 2013 and on or before July 31, 2014, the Company may also redeem up to 100% of the aggregate principal amount of the Senior Subordinated Notes with funds in an equal aggregate amount not exceeding the aggregate proceeds of certain qualified public equity offerings at a redemption price (expressed as a percentage of principal amount) of (x) if such redemption occurs on or prior to January 31, 2014, 103% and (y) if such redemption occurs after January 31, 2014 and on or prior to July 31, 2014, 102%, in each case plus accrued and unpaid interest, if any, to the redemption date; provided, however, that if less than 100% of the Senior Subordinated Notes are to be redeemed in any qualified public offering redemption, at least 33.33% of the original aggregate principal amount of Senior Subordinated Notes must remain outstanding immediately after giving effect to such qualified public offering redemption.

        In addition to the foregoing, at any time prior to January 15, 2016, the Company may redeem up to 35% of the aggregate principal amount of the Senior Subordinated Notes with the proceeds of certain equity offerings at a redemption price of 110.50% of the principal amount in respect of the Senior Subordinated Notes being redeemed, plus accrued and unpaid interest to the redemption date, provided, however, that if the Senior Subordinated Notes are redeemed, an aggregate principal amount of Senior Subordinated Notes equal to at least 50% (or 35% if any redemption in connection with certain qualified public equity offerings shall have been consummated) of the original aggregate principal amount of Senior Subordinated Notes must remain outstanding immediately after each such redemption of Senior Subordinated Notes.

First Priority Notes and Second Priority Notes (collectively the "Priority Notes"), 11.5% Senior Notes and 7.5% Senior Notes (collectively the "Senior Notes"), and Senior Subordinated Notes

Offer to Repurchase

        In the event of certain events that constitute a Change of Control (as defined in the First Priority Indenture and Second Priority Indenture, collectively the "Priority Indentures," the 11.5% Senior Notes Indentures and the 7.5% Senior Notes Indentures, collectively the "Senior Indentures," and the Senior Subordinated Notes Indenture), the Company must offer to repurchase all of the Priority Notes, Senior Notes, and Senior Subordinated Notes (unless otherwise redeemed) at a price equal to 101% of their principal amount, plus accrued and unpaid interest, if any, to the repurchase date. If the Company sells assets under certain circumstances, the Company must use the proceeds to make an offer to purchase the Priority Notes, Senior Notes, and Senior Subordinated Notes at a price equal to 100% of their principal amount, plus accrued and unpaid interest, if any, to the date of purchase.

Covenants

        The Priority Indentures, Senior Indentures, and Senior Subordinated Notes Indenture contain covenants that, among other things, limit the ability of the Company and its restricted subsidiaries to: incur more indebtedness; pay dividends, redeem stock or make other distributions; make investments; create restrictions on the ability of the Company's restricted subsidiaries to pay dividends to the Company or make other intercompany transfers; create liens securing indebtedness; transfer or sell assets; merge or consolidate; and enter into certain transactions with the Company's affiliates. Most of these covenants will cease to apply for so long as the Priority Notes, Senior Notes, and Senior Subordinated Notes have investment grade ratings from both Moody's Investment Services, Inc. and Standard & Poor's. The Company is in compliance with all such covenants.

Events of Default

        The Priority Indentures, Senior Indentures, and Senior Subordinated Notes Indenture also provide for events of default, which, if any of them occurs, would permit or require the principal, premium, if any, interest and other monetary obligations on all the then outstanding Priority Notes, Senior Notes, and Senior Subordinated Notes to be due and payable immediately. The Priority Indentures, Senior Indentures, and Senior Subordinated Notes also provide for specified cross default and cross acceleration to other material indebtedness.

Registration Rights Agreements

        The 11.5% Senior Notes and the guarantees have not been registered under the Securities Act of 1933, as amended (the "Securities Act"). The Company has agreed to make an offer to exchange the 11.5% Senior Notes for registered, publicly tradable notes that have substantially identical terms as the 11.5% Senior Notes within 270 days following the original issue date of the 11.5% Senior Notes. The Company is obligated to pay additional interest, up to a maximum additional interest rate of 0.50% per annum, on the 11.5% Senior Notes if the exchange offer has not been completed within 360 days following the original issue date of the 11.5% Senior Notes.

        The Priority Notes and the guarantees have not been registered under the Securities Act. The Company has agreed to make an offer to exchange the Priority Notes for registered, publicly tradable notes that have substantially identical terms as the Priority Notes within 270 days following the original issue date of the Priority Notes. The Company is obligated to pay additional interest, up to a maximum additional interest rate of 0.50% per annum, on the Priority Notes if the exchange offer has not been completed within 360 days following the original issue date of the Priority Notes.

        On January 31, 2013, the Company filed a registration statement on Form S-4/A with the SEC in accordance with the registration rights agreements relating to the 11.5% Senior Notes and Priority Notes. On January 31, 2013, the registration statement was declared effective by the SEC. See Note 17, Subsequent Events—Exchange Offers, for additional information regarding this exchange offer.

        The Senior Subordinated Notes and the guarantees have not been registered under the Securities Act. The Company has agreed to make an offer to exchange the Senior Subordinated Notes for registered, publicly tradable notes that have substantially identical terms as the Senior Subordinated Notes within 270 days following the original issue date of the Senior Subordinated Notes. The Company is obligated to pay additional interest, up to a maximum additional interest rate of 0.50% per annum, on the Senior Subordinated Notes if the exchange offer has not been completed within 360 days following the original issue date of the Senior Subordinated Notes.

        On January 31, 2013, the Company filed a registration statement on Form S-4/A with the SEC in accordance with the registration rights agreements relating to the Senior Subordinated Notes. On January 31, 2013, the registration statement was declared effective by the SEC. See Note 17, Subsequent Events—Exchange Offers, for additional information regarding this exchange offer.

        The 7.5% Senior Notes and the guarantees have not been registered under the Securities Act of 1933, as amended. The Company has agreed to make an offer to exchange the 7.5% Senior Notes for registered, publicly tradable notes that have substantially identical terms as the 7.5% Senior Notes within 270 days following the original issue date of the 7.5% Senior Notes. The Company is obligated to pay additional interest, up to a maximum additional interest rate of 0.50% per annum, on the 7.5% Senior Notes if the exchange offer has not been completed within 360 days following the original issue date of the 7.5% Senior Notes.

Old Senior Subordinated Notes

        On August 30, 2007, the Company issued $1,300 million aggregate principal amount of Senior Subordinated Notes due 2015 bearing interest at a rate of 13.5% (the "Old Senior Subordinated Notes"). Interest payments were due each March 1st and September 1st through maturity except that the first eight payment periods through September 2011 were paid in kind ("PIK") and therefore increased the balance of the outstanding indebtedness rather than paid in cash.

        On May 15, 2012, the Company repurchased $1 million aggregate principal of its Old Senior Subordinated Notes at a price of 97% plus accrued interest. On November 8, 2012, the Company redeemed $930 million aggregate principal of its outstanding Old Senior Subordinated Notes at a price of 103.375% plus $23 million of accrued interest. As of February 3, 2013, $889 million of the Company's Old Senior Subordinated Notes remained outstanding. On January 9, 2013, the Company issued a notice of redemption, subject to the required thirty-day notification period, to redeem all of the remaining $889 million aggregate principal outstanding of Old Senior Subordinated Notes. See Note 17, Subsequent Events—Debt Redemption.

Debt Maturities

        Maturities of long-term debt outstanding, in principal amounts, at February 3, 2013 are summarized below (amounts in millions):

	Fiscal Year
	2013(1)	2014	2015	2016	2017	Thereafter	Total
Principal maturities	$899	$10	$10	$10	$1,255	$5,150	$7,334
(1)
Includes $889 million of the Company's Old Senior Subordinated Notes due 2015. On January 9, 2013, the Company issued a notice of redemption, subject to the required thirty-day notification period, to redeem all of the remaining $889 million outstanding Old Senior Subordinated Notes. See Note 17, Subsequent Events—Debt Redemption.

FAIR VALUE MEASUREMENTS	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

NOTE 5 — FAIR VALUE MEASUREMENTS

The fair value measurements and disclosure principles of GAAP (ASC 820, Fair Value Measurements and Disclosures) define fair value, establish a framework for measuring fair value and provide disclosure requirements about fair value measurements.  These principles define a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 — Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly;

Level 3 — Unobservable inputs in which little or no market activity exists.

The Company’s financial instruments that are not reflected at fair value on the balance sheet were as follows as of August 4, 2013 and February 3, 2013 (amounts in millions):

	As of August 4, 2013		As of February 3, 2013
	Recorded Amount(1)	Estimated Fair Value	Recorded Amount(1)	Estimated Fair Value
Senior ABL Facility	$500	$488	$300	$292
Term Loans and Notes	5,190	5,737	7,034	7,573
Total	$5,690	$6,225	$7,334	$7,865

(1) These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets. These amounts do not include any related discounts or premiums.

The Company utilized Level 2 inputs, as defined in the fair value hierarchy, to measure the fair value of the long-term debt.  Management’s fair value estimates were based on quoted prices for recent trades of HDS’s  long-term debt, recent similar credit facilities initiated by companies with like credit quality in similar industries, quoted prices for similar instruments, and inquiries with certain investment communities.

NOTE 7—FAIR VALUE MEASUREMENTS

        The fair value measurements and disclosure principles of U.S. GAAP (ASC 820, Fair Value Measurements and Disclosures) define fair value, establish a framework for measuring fair value and provide disclosure requirements about fair value measurements. These principles define a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—	Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2—	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs (other than quoted prices) that are observable for the asset or liability, either directly or indirectly;
Level 3—	Unobservable inputs in which little or no market activity exists.

        The Company's financial instruments that are not reflected at fair value on the balance sheet were as follows (amounts in millions):

	As of February 3, 2013		As of January 29, 2012
	Recorded Amount(1)	Estimated Fair Value(1)	Recorded Amount(1)	Estimated Fair Value(1)
ABL Facility	$300	$292	$—	$—
Term Loans and Notes	7,034	7,573	5,462	5,070

Total	$7,334	$7,865	$5,462	$5,070

(1)
These amounts do not include accrued interest; accrued interest is classified as Other current liabilities and Other liabilities in the accompanying Consolidated Balance Sheets. These amounts do not include any related discounts and premiums.

        The Company utilized Level 2 inputs, as defined in the fair value hierarchy, to measure the fair value of the long-term debt. The Old Term Loans outstanding as of January 29, 2012 were guaranteed by Home Depot. Therefore, management's estimates of fair value for the Old Term Loans were based on a review of the fair value of debt issued by companies with similar credit ratings as Home Depot. For all of the Company's other debt instruments, management's fair value estimates were based on recent similar credit facilities initiated by companies with like credit quality in similar industries, quoted prices for similar instruments, and inquiries with certain investment communities.

INCOME TAXES	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
INCOME TAXES
INCOME TAXES

NOTE 7—INCOME TAXES

        As of August 4, 2013, the Company's combined federal, state and foreign effective tax rate for continuing operations for fiscal 2013 is a 36.8% provision, reflecting the impact of increasing the U.S. valuation allowance, increasing the deferred tax liability for U.S. goodwill amortization for tax purposes, and the accrual of income taxes for foreign and certain state jurisdictions. The Company's effective tax rate will vary based on a variety of factors, including overall profitability, the geographical mix of income before taxes and the related tax rates in the jurisdictions where it operates, restructuring and other charges, as well as discrete events, such as acquisitions and settlements of audits. The Company is subject to audits and examinations of its tax returns by tax authorities in various jurisdictions, including the Internal Revenue Service (the "IRS"). Management regularly assesses the likelihood of adverse outcomes resulting from these examinations to determine the adequacy of provisions for income taxes.

        With regard to the increase in the valuation allowance and the impact the valuation allowance had on income tax expense, the valuation allowance was directly impacted by the increasing of the deferred tax liability for U.S. goodwill amortization for tax purposes. The deferred tax liability related to the Company's U.S. tax deductible goodwill is considered a liability related to an asset with an indefinite life. Therefore, the deferred tax liability does not amortize and is not available as a source of taxable income to support the realization of deferred tax assets created by other deductible temporary timing differences. The Company does not believe it is "more likely than not" it will realize its U.S. deferred tax assets equal to the deferred liability created by tax deductible goodwill and therefore, the Company was required to record an additional tax expense to increase its deferred tax asset valuation allowance. During the three and six months ended August 4, 2013, the impact of the tax amortization of the indefinite lived intangibles increased income tax expense by $9 million and $46 million, respectively.

        As of February 3, 2013, the Company's unrecognized tax benefits in accordance with the income taxes principles of U.S. GAAP (ASC 740, Income Taxes) were $193 million. During the six months ended August 4, 2013, the balance for unrecognized tax benefits decreased $1 million as result of state audit settlements for tax positions in a prior period. As of August 4, 2013, the Company's unrecognized tax benefits were $192 million. During the three and six months ended August 4, 2013, the gross accrual for interest related to unrecognized tax benefits increased $3 million and $5 million, respectively, as a result of interest accruals on tax positions in a prior period. The Company's ending net accrual for interest related to unrecognized tax benefits as of February 3, 2013 was $22 million and increased to $24 million as of August 4, 2013.

        During fiscal year 2010, the Company determined that it did not meet the "more likely than not" standard that substantially all of its net U.S. deferred tax assets would be realized and therefore, the Company established a valuation allowance for its net U.S. deferred tax assets. With regard to the U.S., the Company continues to believe that a full valuation allowance is needed against the majority of its net deferred tax assets. As of August 4, 2013, the Company's U.S. valuation allowance was $1,030 million and the Company expects to continue to add to its gross deferred tax assets for anticipated net operating losses.

        See Note 9, Commitments and Contingencies, for discussion of the Internal Revenue Service audit of the Company's U.S. federal income tax returns.

NOTE 8—INCOME TAXES

        The components of Income (Loss) from Continuing Operations before Provision (Benefit) for Income Taxes are as follows (amounts in millions):

	Fiscal Year Ended
	February 3, 2013	January 29, 2012	January 30, 2011
United States	$(1,210)	$(503)	$(606)
Foreign	14	19	21

Total	$(1,196)	$(484)	$(585)

        The Provision (Benefit) for Income Taxes consisted of the following (amounts in millions):

	Fiscal Year Ended
	February 3, 2013	January 29, 2012	January 30, 2011
Current:
Federal	$—	$—	$—
State	3	3	2
Foreign	2	—	6

	5	3	8
Deferred:
Federal	(3)	64	12
State	(1)	6	4
Foreign	—	(5)	4
Foreign realization of tax deductible goodwill from prior acquisitions	2	11	—

	(2)	76	20

Total	$3	$79	$28

        The Company's combined federal, state and foreign effective tax rate for continuing operations for fiscal 2012, fiscal 2011, and fiscal 2010 was approximately (0.2%), (16.4%), and (4.8%), respectively.

        The Company's effective tax rate will vary based on a variety of factors, including overall profitability, the geographical mix of income before taxes and the related tax rates in the jurisdictions where it operates, restructuring and other one-time charges, as well as discrete events, such as settlements of future audits. The Company's fiscal 2012, fiscal 2011 and fiscal 2010 effective tax rates were significantly impacted by the recording of a valuation allowance on its net U.S. deferred tax assets. The fiscal 2012 and fiscal 2011 valuation allowance was directly impacted by the increasing of the deferred tax liability for U.S. goodwill amortization for tax purposes. The deferred tax liability related to the Company's U.S. tax deductible goodwill must be considered as a liability related to an asset with an indefinite life. Therefore, the deferred tax liability does not amortize and is not available as a source of taxable income to support the realization of deferred tax assets created by other deductible temporary timing differences.

        The fiscal 2012 effective tax rate was also impacted by the goodwill impairment of an indefinite life intangible asset for book purposes. The fiscal 2012 goodwill impairment created a deferred tax asset which reduced the fiscal 2012 tax expense by decreasing the deferred tax liability associated with indefinite life intangibles which prior to the impairment could not serve as a source of taxable income. In addition, the tax expense for fiscal 2012 was also reduced by an adjustment to the Company's valuation allowance as a result of the acquisition of additional deferred tax liabilities in conjunction with the Peachtree acquisition.

        The reconciliation of the provision (benefit) for income taxes from continuing operations at the federal statutory rate of 35% to the actual tax provision (benefit) for fiscal 2012, fiscal 2011, and fiscal 2010 is as follows (amounts in millions):

	Fiscal Year Ended
	February 3, 2013	January 29, 2012	January 30, 2011
Income taxes at federal statutory rate	$(419)	$(169)	$(205)
State income taxes, net of federal income tax benefit	(53)	(24)	(15)
Non-deductible goodwill impairment	17	—	—
Non-deductible interest	14	15	13
Valuation allowance	442	259	228
Adjustments to tax reserves	(1)	12	4
Other, net	3	(14)	3

Total provision (benefit)	$3	$79	$28

        The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of February 3, 2013 and January 29, 2012 were as follows (amounts in millions):

	February 3, 2013	January 29, 2012
Current:
Deferred Tax Assets:
Interest	$131	$33
Allowance for doubtful accounts	9	12
Inventory	37	49
Accrued compensation	1	3
Accrued self-insurance liabilities	5	5
Restructuring liabilities	4	7
Other accrued liabilities	23	27
Valuation allowance	(167)	(76)

Current deferred tax assets	43	60
Deferred Tax Liabilities:
Prepaid expense	$(1)	$(1)

Current deferred tax liabilities	(1)	(1)
Noncurrent:
Deferred Tax Assets:
Interest	$—	$236
Accrued compensation	33	27
Accrued self-insurance liabilities	13	15
Other accrued liabilities	7	8
Deferred revenue	8	8
Restructuring liabilities	29	32
Net operating loss	830	374
Net capital loss carryforward	—	10
Fixed assets	23	16
Other	22	21
Valuation allowance	(758)	(415)

Noncurrent deferred tax assets	207	332
Deferred Tax Liabilities:
Deferred Financing Costs	$(8)	$(24)
Software costs	(25)	(23)
Intangible assets	(193)	(316)
Income from discharge of indebtedness	(80)	(80)

Noncurrent deferred tax liabilities	(306)	(443)

Deferred tax assets (liabilities), net	$(57)	$(52)

        The Company reported $6 million of long-term deferred tax assets related to its Canadian business within other assets on its balance sheet.

        In fiscal 2012, the Company recorded a valuation allowance on its total U.S. operations of $434 million of which $442 million related to continuing operations which was reduced by $8 million for discontinued operations. In fiscal 2011, the Company recorded a valuation allowance on its total U.S. operations of $252 million of which $259 million related to continuing operations which was reduced by $7 million for discontinued operations. In fiscal 2010, the Company recorded a valuation allowance on its total U.S. operations of $230 million of which $228 million related to continuing operations and $2 million related to discontinued operations. The Company records a valuation allowance when it is "more likely than not" that some portion or all of the deferred income tax assets will not be realized. In reaching this determination, the Company considers the future reversals of taxable temporary differences, future taxable income, exclusive of taxable temporary differences and carryforwards, taxable income in prior carryback years and tax planning strategies.

        During the first quarter of fiscal 2010, the Company designated the undistributed earnings of certain aspects of its foreign operations as not permanently reinvested. In fiscal 2012, the Company repatriated $29 million of cash which resulted in $3 million of income tax expense in the U.S. In fiscal 2011, the Company did not repatriate cash from its foreign operations to the U.S. If the company had repatriated cash to the U.S., no additional income tax expense would have been generated. In fiscal 2010, the Company repatriated $33 million of cash which resulted in $2 million of income tax expense in the U.S. In general, to the extent the Company's financial reporting book basis over tax basis of a foreign subsidiary exceeds the cash available for repatriation, deferred taxes have not been provided for, as they are essentially permanent in duration. If these amounts were not considered reinvested, it is estimated that no additional deferred taxes would have been provided for.

        As of February 3, 2013, the Company has tax-effected U.S. federal net operating loss carryforwards of $636 million which expire beginning in fiscal 2029. The Company also has $158 million of tax effected state net operating loss carryfowards which expire in various years between fiscal 2013 and fiscal 2030. During fiscal 2012, the Company generated a capital gain from the sale of the IPVF business. The capital gain allowed the Company to fully utilize the fiscal 2011 capital loss carryforward of $10 million associated with the Company's exit from the Plumbing business. The future utilization of the Company's net operating loss carryforwards could be limited if the Company experiences an "ownership change," as defined in Section 382 of the Internal Revenue Code of 1986, as amended. In general, an ownership change may result from transactions increasing the aggregate ownership of certain persons (or groups of persons) in the Company's stock by more than 50 percentage points over a testing period (generally 3 years).

        There was no net income tax benefit or expense included in discontinued operations in fiscal 2012, fiscal 2011 or fiscal 2010.

        Federal, state and foreign income taxes net receivable (payable) total zero and $4 million as of February 3, 2013 and January 29, 2012, respectively.

Accounting for uncertain tax positions

        The Company follows the U.S. GAAP guidance for uncertain tax positions within ASC 740, Income Taxes. ASC 740 requires application of a "more likely than not" threshold to the recognition and de-recognition of tax positions. It further requires that a change in judgment related to prior years' tax positions be recognized in the quarter of such change. A reconciliation of the beginning and ending amount of unrecognized tax benefits for continuing operations for fiscal 2012, fiscal 2011, and fiscal 2010 is as follows (amounts in millions):

	Fiscal Year Ended
	February 3, 2013	January 29, 2012	January 30, 2011
Unrecognized Tax Benefits beginning of period	$196	$192	$190
Gross increases for tax positions in current period	—	—	1
Gross increases for tax positions in prior period	2	6	4
Gross decreases for tax positions in prior period	0	—	—
Settlements	(1)	(1)	(3)
Lapse of statutes	(4)	(1)	—

Unrecognized Tax Benefits end of period	$193	$196	$192

        There are $193 million, $196 million, and $192 million of unrecognized tax benefits included in the balance at February 3, 2013, January 29, 2012, and January 30, 2011, respectively, whose resolution could affect the annual effective income tax rate.

        The Company accrued $3 million, $5 million, and $2 million of net interest and penalties related to unrecognized tax benefits for fiscal 2012, fiscal 2011, and fiscal 2010, respectively. The Company's ending net accrual for interest and penalties related to unrecognized tax benefits at February 3, 2013, January 29, 2012, and January 30, 2011 was $22 million, $19 million, and $14 million, respectively. The Company's accounting policy is to classify interest and penalties as components of income tax expense. Accrued interest and penalties from unrecognized tax benefits are included as a component of other liabilities on the Consolidated Balance Sheet.

        The Company is subject to audits and examinations of its tax returns by tax authorities in various jurisdictions, including the Internal Revenue Service ("IRS"). Management regularly assesses the likelihood of adverse outcomes resulting from these examinations to determine the adequacy of provisions for income taxes. Certain of the Company's tax years 2006 and forward remain open for audit by the IRS and various state governments. The Company does not anticipate any significant changes in its unrecognized tax benefits over the next twelve months.

        See Note 13, Commitments and Contingencies, for discussion on the IRS audit of the Company's U.S. federal income tax returns.

STOCK-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS	12 Months Ended
Feb. 03, 2013
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS

NOTE 9—STOCK-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS

Stock-Based Compensation Plan

        Effective December 4, 2007, HD Supply Holdings, Inc. ("Holding") established a Stock Incentive Plan (the "HDS Plan") for associates of HD Supply, a wholly-owned subsidiary. The HDS Plan provides for the award of non-qualified stock options and deferred share units of the common stock of Holding. Holding will issue new shares of common stock to satisfy options exercised.

        Under the terms of the HDS Plan, non-qualified stock options are to carry exercise prices at, or above, the fair market value of Holding's stock on the date of the grant. Since Holding common stock is not publicly traded, the fair market value of the stock is determined by the Board of Directors of Holding based on such factors as it deems appropriate, including but not limited to the earnings and other financial and operating information of the Company in recent periods, the potential value of the Company as a whole, the future prospects of the Company and the industries in which it competes, the history and management of the Company, the general condition of the securities markets, the fair market value of securities of companies engaged in businesses similar to those of the Company, and any recent valuation of the common stock of Holding that shall have been performed by an independent valuation firm (although the Board of Directors of Holding is not obligated to obtain such a valuation). The non-qualified stock options generally vest at the rate of 20% per year commencing on the first anniversary date of the grant or 100% on the third anniversary of the grant and expire on the tenth anniversary date of the grant. The Company made a one-time grant in April 2011 of 10.6 million options with an exercise price of $4.15 that vests in its entirety on the three-year anniversary of the grant.

        On January 15, 2010, the Company initiated a one-time stock option exchange program ("Option Exchange Program"). Under the Option Exchange Program, all participants of the HDS Plan were offered the opportunity to exchange their outstanding options (the "Eligible Options") to purchase shares of Holding's common stock (the "Common Stock") granted under the HDS Plan for a lesser number of new options (as determined in accordance with the exchange ratios below) under the HDS Plan.

        The Option Exchange Program covered all options that were outstanding under the HDS Plan, including vested and unvested options, at the time of the offer. Eligible Options that had an exercise price greater than $10.00 per share were offered for exchange for a lesser number of options with a new exercise price equal to $4.15 per share (the "Repriced Options"). For every three Eligible Options with an exercise price greater than $10.00 per share, an eligible employee was offered two new Repriced Options. Options that had an exercise price equal to $10.00 per share were offered for exchange for an equal number of options with an exercise price equal to $10.00 per share (the "New $10.00 Options", and together with the Repriced Options, the "New Options").

        Regardless of the vesting status of the Eligible Options, the New Options have a five-year vesting period, with 20% of the New Options vesting on each anniversary of the date of exchange and an expiration date that is ten years from the date of exchange. All of the New Options are subject to the terms and conditions of the HDS Plan and the eligible employee's new stock option agreement.

        The offering period for the Option Exchange Program commenced on January 15, 2010 and expired on February 2, 2010. Participation in the Option Exchange Program was voluntary. However, once an eligible employee elected to participate, all of his or her Eligible Options were exchanged. Once the offer to exchange expired, all Eligible Options that were surrendered for exchange were cancelled and the New Options were granted.

        On February 3, 2010, as a result of employee elections under the Option Exchange Program, the Company exchanged and issued the following options:

Number of Eligible Options Exchanged	20,484,001
Number of Repriced Options issued in the Option Exchange Program	6,828,025
Number of New $10.00 Options issued in the Option Exchange Program	10,242,002

        As a result of the exchange, the Company will incur incremental stock-based compensation charges of approximately $1 million per year over the five years following the exchange date. The maximum number of shares of common stock that may be issued under the HDS Plan subsequent to the Option Exchange Program may not exceed 55.6 million, of which a maximum of 30.9 million shares may be issued in respect of options granted under the HDS Plan.

        A summary of option activity under the HDS Plan is presented below (shares in thousands):

	Number of Shares	Weighted Average Option Price
Outstanding at January 31, 2010	20,899	$13.13

Granted(1)	21,495	7.66
Exercised	—	—
Canceled(2)	(23,927)	12.41

Outstanding at January 30, 2011	18,467	$7.69

Granted	12,485	4.62
Exercised	—	—
Canceled	(1,415)	6.63

Outstanding at January 29, 2012	29,537	$6.44

Granted	1,894	8.09
Exercised	(49)	7.34
Canceled	(1,746)	7.34

Outstanding at February 3, 2013	29,636	$6.50

(1)
Includes shares granted in conjunction with the Option Exchange Program

(2)
Includes shares canceled in conjunction with the Option Exchange Program

        As of February 3, 2013, there were approximately 29.6 million stock options outstanding with a weighted average remaining life of 7.7 years. As of February 3, 2013, there were approximately 6.9 million options exercisable with a weighted average exercise price of $7.72 and a weighted average remaining life of 7.1 years.

        The estimated fair value of the options when granted is amortized to expense over the options' vesting or required service period. The fair value for these options was estimated by management, after considering a third-party valuation specialist's assessment, at the date of grant based on the expected life of the option and historical exercise experience, using a Black-Scholes option pricing model with the following weighted-average assumptions:

	Fiscal Year Ended
	February 3, 2013	January 29, 2012	January 30, 2011
Risk-free interest rate	1.1%	2.8%	3.0%
Dividend yield	0.0%	0.0%	0.0%
Expected volatility factor	47.6%	46.0%	48.9%
Expected option life in years	6.5	6.6	6.8

        The risk free interest rate was determined based on an analysis of U.S. Treasury zero-coupon market yields as of the date of the option grant for issues having expiration lives similar to the expected option life. The expected volatility was based on an analysis of the historical volatility of HD Supply's competitors over the expected life of the HD Supply options. These volatilities were weighted by the respective HD Supply segment against which they compete, resulting in an overall industry-based volatility for HD Supply. As insufficient data exists to determine the historical life of options issued under the HDS Plan, the expected option life was determined based on the vesting schedule of the options and their contractual life taking into consideration the expected time in which the share price of Holding would exceed the exercise price of the option. The weighted-average fair value of each option granted during fiscal 2012, fiscal 2011, and fiscal 2010 was $2.41, $1.99, and $1.64, respectively. HD Supply recognized $16 million, $20 million, and $17 million of stock-based compensation expense related to stock options, included in Selling, general and administrative expense in the Consolidated Statements of Operations and Comprehensive Income (Loss), during fiscal 2012, fiscal 2011, and fiscal 2010, respectively. As of February 3, 2013 the unamortized compensation expense related to stock options was $20 million and was expected to be recognized over a period of 4.8 years.

Employee Benefit Plans

        HD Supply offers a comprehensive Health & Welfare Benefits Program which allows employees who satisfy certain eligibility requirements to choose among different levels and types of coverage. The Health & Welfare Benefits program provides employees healthcare coverage in which the employer and employee share costs. In addition, the Program offers employees the opportunity to participate in various voluntary coverages, including flexible spending accounts.

        HD Supply maintains a 401(k) defined contribution plan that is qualified under Sections 401(a) and 501(a) of the Internal Revenue Code. Employees who satisfy the plan's eligibility requirements may elect to contribute a portion of their compensation to the plan on a pre-tax basis. HD Supply may match a percentage of the employees' contributions to the plan based on approval from the Board of Directors. Matching contributions are generally made shortly after the end of each pay period or after the Company's fiscal year-end if an additional annual matching contribution based on the Company's fiscal-year financial results is approved. HD Supply paid $15 million, $7 million, and less than $1 million during fiscal 2012, fiscal 2011, and fiscal 2010, respectively.

STOCKHOLDER'S EQUITY	12 Months Ended
Feb. 03, 2013
STOCKHOLDER'S EQUITY
STOCKHOLDER'S EQUITY

NOTE 10—STOCKHOLDER'S EQUITY

Common Stock

        The Company is authorized to issue 1,000 shares of common stock, par value $0.01 per share. As of February 3, 2013 and January 29, 2012, 1,000 shares were issued and outstanding.

Accumulated Other Comprehensive Income (Loss)

        On both February 3, 2013 and January 29, 2012, accumulated other comprehensive income (loss) is comprised of $(2) million of cumulative foreign currency translation adjustments, net.

SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION
SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION

NOTE 8—SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION

Receivables

        Receivables as of August 4, 2013 and February 3, 2013 consisted of the following (amounts in millions):

	August 4, 2013	February 3, 2013
Trade receivables, net of allowance for doubtful accounts	$1,136	$926
Vendor rebate receivables	67	66
Other receivables	18	16

Total receivables, net	$1,221	$1,008

Other Current Liabilities

        Other current liabilities as of August 4, 2013 and February 3, 2013 consisted of the following (amounts in millions):

	August 4, 2013	February 3, 2013
Accrued interest	$118	$147
Accrued non-income taxes	38	34
Other	110	110

Total other current liabilities	$266	$291

Supplemental Cash Flow Information

        Cash paid for interest in the six months ended August 4, 2013 and July 29, 2012 was $304 million and $351 million, respectively. Additionally, during first quarter 2013, the Company paid $364 million of original issue discounts and paid-in-kind ("PIK") interest related to the extinguishments of $889 million of 2007 Senior Subordinated Notes and a portion of the Term Loans.

        Cash paid for income taxes, net of refunds, in the six months ended August 4, 2013 and July 29, 2012 was approximately $5 million and $2 million, respectively.

NOTE 11—SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION

Receivables

        Receivables as of February 3, 2013 and January 29, 2012 consisted of the following (amounts in millions):

	February 3, 2013	January 29, 2012
Trade receivables, net of allowance for doubtful accounts	$926	$919
Vendor rebate receivables	66	71
Other receivables	16	12

Total receivables, net	$1,008	$1,002

Property and Equipment

        Property and equipment as of February 3, 2013 and January 29, 2012 consisted of the following (amounts in millions):

	February 3, 2013	January 29, 2012
Land	$37	$42
Buildings and improvements	201	206
Transportation equipment	60	44
Furniture, fixtures and equipment	301	298
Capitalized software	208	185
Construction in progress	38	40

	845	815
Less accumulated depreciation & amortization	(450)	(417)

Property and equipment, net	$395	$398

Other Current Liabilities

        Other current liabilities as of February 3, 2013 and January 29, 2012 consisted of the following (amounts in millions):

	February 3, 2013	January 29, 2012
Accrued interest	$147	$233
Accrued non-income taxes	34	31
Branch closure & consolidation reserves	7	16
Other	103	98

Total other current liabilities	$291	$378

Significant Non-Cash Transactions

        Interest payments on the 14.875% Senior Notes were due each April 12th and October 12th through maturity, commencing on October 12, 2012, except that the first eleven payment periods through October 2017 should be paid in kind ("PIK") and therefore increase the balance of the outstanding indebtedness rather than paid in cash. The Company made non-cash PIK interest payments during fiscal 2012 of $56 million, increasing the outstanding principal balance of the 14.875% Senior Notes.

        Interest payments on the Old Senior Subordinated Notes were due each March 1st and September 1st through maturity except that the first eight payment periods through September 2011 were paid in kind. The Company made non-cash PIK interest payments during fiscal 2011 and fiscal 2010 of $223 million and $196 million, respectively, increasing the outstanding balance of the Old Senior Subordinated Notes.

Supplemental Cash Flow Information

        Cash paid for interest in fiscal 2012, fiscal 2011, and fiscal 2010 was approximately $621 million, $356 million, and $363 million, respectively. Additionally, during fiscal 2012, the Company paid $502 million of original issue discounts and PIK interest related to the extinguishment of all of the 14.875% Senior Notes and $930 million of Old Senior Subordinated Notes.

        During fiscal 2010, as a result of tax legislation regarding net operating loss carryback periods, the Company filed for and received a cash refund of $220 million from the Internal Revenue Service for income tax previously paid. Cash paid for income taxes, net of refunds, in fiscal 2012, fiscal 2011, and fiscal 2010 was approximately $1 million net payment, $5 million net payment, and $216 million net refund, respectively.

BRANCH CLOSURE AND CONSOLIDATION ACTIVITIES	12 Months Ended
Feb. 03, 2013
BRANCH CLOSURE AND CONSOLIDATION ACTIVITIES
BRANCH CLOSURE AND CONSOLIDATION ACTIVITIES

NOTE 12—BRANCH CLOSURE AND CONSOLIDATION ACTIVITIES

        Concurrent with the Transactions and acquisition integration, management evaluated the operations and performance of individual branches and identified branches for closure or consolidation. In addition, during fiscal years 2008 and 2009, management initiated additional plans to restructure its business, which included evaluating opportunities to consolidate branches, reduce costs, more efficiently employ working capital and streamline activities. Under these plans, which were completed in fiscal 2010, management closed or consolidated 235 branches and reduced workforce personnel by approximately 5,000 employees. The Company does not expect to incur additional restructuring charges under these plans.

        The remaining liability balances for these plans represents the net present value of future lease obligations, including rent, taxes, utilities, etc., less estimated sublease income of the closed branches. The Company regularly reviews the assumptions used to estimate these liabilities.

        The following table presents the activity for the liability balances, included in Other current liabilities and Other liabilities in the Consolidated Balance Sheets (amounts in millions):

	Severance	Occupancy Costs	Other	Total
Balance—January 31, 2010	$3	$66	$2	$71

Charges, net of reductions	2	4	2	8
Cash payments	(4)	(21)	(2)	(27)
Other	(1)	2	—	1

Balance—January 30, 2011	$—	$51	$2	$53

Charges, net of reductions	—	2	—	2
Cash payments	—	(13)	(2)	(15)

Balance—January 29, 2012	$—	$40	$—	$40

Charges, net of reductions	—	(4)	—	(4)
Cash payments	—	(14)	—	(14)
Other	—	(1)	—	(1)

Balance—February 3, 2013	$—	$21	$—	$21

        As of February 3, 2013, approximately $7 million of the liability balances for the branch closure and consolidation activities is classified as a current liability on the Company's Consolidated Balance Sheet. Payments for occupancy costs are expected to be substantially complete over the next five years, with certain property lease obligations extending out as far as eleven years. The Company regularly reviews the assumptions used to estimate the net present value of the on-going lease liabilities and other occupancy costs, net of expected sublease income. In addition, the Company continues to actively pursue buyout options or subleasing opportunities for the leased properties. The expected timing of cash payments related to the branch closure and consolidation activities could change or adjustments to the reserve may become necessary depending on the success and timing of entering into these types of agreements. Due to favorable lease and property dispositions, during fiscal 2012, the Company reduced the liability by $4 million, $2 million of which was recorded to continuing operations and $2 million of which was recorded as Income from discontinued operations, net in the Consolidated Statement of Operations and Comprehensive Income (Loss).

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 9—COMMITMENTS AND CONTINGENCIES

Internal Revenue Service

        HD Supply carried back tax net operating losses ("NOL") from its tax years ended on February 3, 2008 and February 1, 2009 to tax years during which it was a member of Home Depot's U.S. federal consolidated tax group. As a result of those NOL carrybacks, Home Depot received cash refunds from the IRS in the amount of approximately $354 million. Under an agreement (the "Agreement") between HD Supply and Home Depot, Home Depot paid HD Supply the refund proceeds resulting from the NOL carrybacks.

        In connection with an audit of the Company's U.S. federal income tax returns filed for the tax years ended on February 3, 2008 and February 1, 2009, the IRS has disallowed certain deductions claimed by the Company. In May 2012, the IRS issued a formal Revenue Agent's Report ("RAR") challenging approximately $299 million (excluding interest) of the cash refunds resulting from HD Supply's NOL carrybacks. In January 2013, the IRS issued a revised RAR reducing the challenge to approximately $131 million (excluding interest) of cash refunds from HD Supply's carrybacks. The issuance of the January 2013 revised RAR formally revoked the original May 2012 RAR and reduced the amount of cash refunds the IRS is currently challenging by $168 million. As of August 4, 2013, the Company estimates the interest to which the IRS would be entitled, if successful in all claims, to be approximately $18 million. If the IRS is ultimately successful with respect to the proposed adjustments, pursuant to the terms of the Agreement, the Company would be required to reimburse Home Depot an amount equal to the disallowed refunds plus related interest. If the IRS is successful in defending its positions with respect to the disallowed deductions, certain of those disallowed deductions may be available to the Company in the form of increases in its deferred tax assets by approximately $63 million before any valuation allowance.

        The Company believes that its positions with respect to the deductions and the corresponding NOL carrybacks are supported by, and consistent with, applicable tax law. In collaboration with Home Depot, HD Supply has challenged the proposed adjustments by filing a formal protest with the Office of Appeals Division within the IRS. During the administrative appeal period and as allowed under statute, the Company intends to vigorously defend its positions rather than pay any amount related to the proposed adjustments. In the event of an unfavorable outcome at the Office of Appeals, the Company will strongly consider litigating the matter in U.S. Tax Court. The unpaid assessment would continue to accrue interest at the statutory rate until resolved. If the Company is ultimately required to pay a significant amount related to the proposed adjustments to Home Depot pursuant to the terms of the Agreement (or to the IRS), the Company's cash flows, future results of operations and financial positions could be affected in a significant and adverse manner.

        See Note 7, Income Taxes, for further disclosures on the Company's income taxes.

Legal Matters

        HD Supply is involved in various legal proceedings arising in the normal course of its business. The Company establishes reserves for litigation and similar matters when those matters present loss contingencies that it determines to be both probable and reasonably estimable in accordance with ASC 450, Contingencies. In the opinion of management, based on current knowledge, all reasonably estimable and probable matters are believed to be adequately reserved for or covered by insurance. For all such other matters, management believes the possibility of losses from such matters are remote or such matters are of such kind or involve such amounts that would not have a material adverse effect on the financial position, results of operations or cash flows of the Company if disposed of unfavorably.

        The Company has been informed that the Office of the United States Attorney for the Northern District of New York is conducting an investigation related to the activities of certain disadvantaged business enterprises. In May 2011, in connection with that investigation, the government executed a search of an entity from which Waterworks purchased assets shortly before the search was executed. On June 20, 2012, in connection with that same investigation, the government executed search warrants at two Waterworks branches. The Company is updated by the government on its investigation periodically and continues to cooperate with the investigation. While the Company cannot predict the outcome, it believes a potential loss on this matter is reasonably possible but due to the current state of the investigation it is not able to estimate a range of potential loss.

NOTE 13—COMMITMENTS AND CONTINGENCIES

Lease Commitments

        HD Supply occupies certain facilities and operates certain equipment and vehicles under leases that expire at various dates through the year 2026. In addition to minimum rentals, there are certain executory costs such as real estate taxes, insurance, and common area maintenance on most of its facility leases. Expense under these leases totaled $132 million, $144 million, and $146 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively. Capital leases currently in effect are not material.

        Future minimum aggregate rental payments under non-cancelable operating leases as of February 3, 2013 are as follows (amounts in millions):

	Fiscal Year
	2013	2014	2015	2016	2017	Thereafter	Total
Operating Leases	$123	$101	$79	$59	$39	$81	$482

        The Company subleases certain leased facilities to third parties. Total future minimum rentals to be received under non-cancelable subleases as of February 3, 2013 are approximately $18 million. These subleases expire at various dates through the year 2023.

Purchase Obligations

        As of February 3, 2013, the Company has agreements in place with various vendors to purchase goods and services, primarily inventory, in the aggregate amount of $684 million. These purchase obligations are generally cancelable, but the Company has no intent to cancel. Payment is due during fiscal 2013 for these obligations.

Internal Revenue Service

        HD Supply carried back tax net operating losses ("NOL") from its tax years ended on February 3, 2008 and February 1, 2009 to tax years during which it was a member of Home Depot's U.S. federal consolidated tax group. As a result of those NOL carrybacks, Home Depot received cash refunds from the IRS in the amount of approximately $354 million. Under an agreement (the "Agreement") between Holding and Home Depot, Home Depot paid HD Supply the refund proceeds resulting from the NOL carrybacks.

        In connection with an audit of the Company's U.S. federal income tax returns filed for the tax years ended on February 3, 2008 and February 1, 2009, the IRS has disallowed certain deductions claimed by the Company. In May 2012, the IRS issued a formal Revenue Agent's Report ("RAR") challenging approximately $299 million (excluding interest) of the cash refunds resulting from HD Supply's NOL carrybacks. In January 2013, the IRS issued a revised RAR reducing the challenge to approximately $131 million (excluding interest) of cash refunds from HD Supply's carrybacks. The issuance of the January 2013 revised RAR formally revoked the original May 2012 RAR and reduced the amount of cash refunds the IRS is currently challenging by $168 million. As of February 3, 2013, the Company estimates the interest to which the IRS would be entitled, if successful in all claims, to be approximately $14 million. If the IRS is ultimately successful with respect to the proposed adjustments, pursuant to the terms of the Agreement, the Company would be required to reimburse Home Depot an amount equal to the disallowed refunds plus related interest. If the IRS is successful in defending its positions with respect to the disallowed deductions, certain of those disallowed deductions may be available to the Company in the form of increases in its deferred tax assets by approximately $63 million before any valuation allowance.

        The Company believes that its positions with respect to the deductions and the corresponding NOL carrybacks are supported by, and consistent with, applicable tax law. In collaboration with Home Depot, HD Supply has challenged the proposed adjustments by filing a formal protest with the Office of Appeals Division within the IRS. During the administrative appeal period and as allowed under statute, the Company intends to vigorously defend its positions rather than pay any amount related to the proposed adjustments. In the event of an unfavorable outcome at the Office of Appeals, the Company will strongly consider litigating the matter in U.S. Tax Court. The unpaid assessment would continue to accrue interest at the statutory rate until resolved. If the Company is ultimately required to pay a significant amount related to the proposed adjustments to Home Depot pursuant to the terms of the Agreement (or to the IRS), the Company's cash flows, future results of operations and financial positions could be affected in a significant and adverse manner.

        See Note 8, Income Taxes, for further disclosures on the Company's income taxes.

Legal Matters

        HD Supply is involved in various legal proceedings arising in the normal course of its business. The Company establishes reserves for litigation and similar matters when those matters present loss contingencies that it determines to be both probable and reasonably estimable in accordance with ASC 450, Contingencies. In the opinion of management, based on current knowledge, all reasonably estimable and probable matters are believed to be adequately reserved for or covered by insurance and disclosed herein. For all such other matters, management believes the possibility of losses from such matters are remote or such matters are of such kind or involve such amounts that would not have a material adverse effect on the financial position, results of operations or cash flows of the Company if disposed of unfavorably.

        The Company has been informed that the Office of the United States Attorney for the Northern District of New York is conducting an investigation related to the activities of certain disadvantaged business enterprises. In May of 2011, in connection with that investigation, the government executed a search of an entity from which Waterworks purchased assets shortly before the search was executed. On June 20, 2012, in connection with that same investigation, the government executed search warrants at two Waterworks branches. The Company was updated by the government on its investigation in March 2013 and continues to cooperate with the investigation. While the Company cannot predict the outcome, it believes a potential loss on this matter is reasonably possible but due to the current state of the investigation it is not able to estimate a range of potential loss.

SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 10—SEGMENT INFORMATION

        HD Supply's operating segments are based on management structure and internal reporting. Each segment offers different products and services to the end customer, except for HD Supply Canada, which is organized based on geographic location and Corporate, which provides general corporate overhead support. Both HD Supply Canada and Corporate are included within "Corporate and Other." The Company determines the reportable segments in accordance with the principles of segment reporting within ASC 280, Segment Reporting. For purposes of evaluation under these segment reporting principles, the Chief Operating Decision Maker for HD Supply assesses HD Supply's ongoing performance, based on the periodic review and evaluation of Net sales, Adjusted EBITDA, and certain other measures for each of the operating segments.

        HD Supply has four reportable segments, each of which is presented below:

  •
  Facilities Maintenance—Facilities Maintenance distributes maintenance, repair and operations ("MRO") products, provides value-add services and fabricates custom products to multifamily, hospitality, healthcare and institutional facilities.

  •
  Waterworks—Waterworks distributes complete lines of water and wastewater transmission products, serving contractors and municipalities in the water and wastewater industries for non-residential and residential uses.

  •
  Power Solutions—Power Solutions distributes electrical transmission and distribution products, power plant MRO supplies and smart-grid products, and arranges materials management and procurement outsourcing for the power generation and distribution industries.

  •
  White Cap—White Cap distributes specialized hardware, tools, engineered materials and safety products to non-residential and residential contractors.

        In addition to the reportable segments, the Company's consolidated financial results include "Corporate & Other." Corporate & Other is comprised of the following operating segments: Crown Bolt, Creative Touch Interiors ("CTI"), Repair & Remodel and HD Supply Canada. Crown Bolt is a retail distribution operator providing program and packaging solutions, sourcing, distribution, and in-store service, fasteners, builders' hardware, rope and chain and plumbing accessories, primarily serving Home Depot and other hardware stores. CTI offers turnkey supply and installation services for multiple interior finish options, including flooring, cabinets, countertops, and window coverings, along with comprehensive design center services for residential, commercial and senior living projects. Repair & Remodel offers light remodeling and construction supplies, kitchen and bath cabinets, windows, plumbing materials, electrical equipment and other products, primarily to small remodeling contractors and trade professionals. HD Supply Canada is an industrial distributor that primarily focuses on servicing fasteners/industrial supplies and specialty lighting markets which operates across nine provinces. Corporate & Other also includes costs related to our centralized support functions, which are comprised of finance, information technology, human resources, legal, supply chain and other support services, and removes inter-segment transactions.

        The following tables present Net sales, Adjusted EBITDA, and other measures for each of the reportable segments, Corporate & Other and total continuing operations for the periods indicated (amounts in millions):

	Facilities Maintenance	Waterworks	Power Solutions	White Cap	Corporate & Other	Total Continuing Operations
Three Months Ended August 4, 2013
Net Sales	$638	$601	$456	$336	$226	$2,257
Adjusted EBITDA	125	50	18	24	1	218
Depreciation(1) & Software Amortization	11	3	2	4	9	29
Other Intangible Amortization	20	1	4	5	3	33
Three Months Ended July 29, 2012
Net Sales	$571	$527	$440	$307	$214	$2,059
Adjusted EBITDA	109	39	20	18	6	192
Depreciation(1) & Software Amortization	10	2	2	3	7	24
Other Intangible Amortization	19	24	4	5	8	60

	Facilities Maintenance	Waterworks	Power Solutions	White Cap	Corporate & Other	Total Continuing Operations
Six Months Ended August 4, 2013
Net Sales	$1,199	$1,124	$918	$646	$438	$4,325
Adjusted EBITDA	225	88	36	38	(5)	382
Depreciation(1) & Software Amortization	22	5	3	8	17	55
Other Intangible Amortization	40	2	9	10	6	67
Six Months Ended July 29, 2012
Net Sales	$1,068	$988	$855	$573	$411	$3,895
Adjusted EBITDA	194	67	34	26	4	325
Depreciation(1) & Software Amortization	19	4	3	6	15	47
Other Intangible Amortization	38	48	9	10	15	120
(1)
Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Reconciliation to Consolidated Financial Statements

	Three Months Ended		Six Months Ended
	August 4, 2013	July 29, 2012	August 4, 2013	July 29, 2012
Total Adjusted EBITDA	$218	$192	$382	$325
Depreciation and amortization	62	84	122	167
Stock-based compensation	5	5	8	10
Management fees and expenses	1	2	2	3
Other	—	(2)	—	(1)

Operating income (loss)	150	103	250	146
Interest expense	144	158	291	324
Loss on extinguishment & modification of debt	46	—	87	220
Other (income) expense, net	20	—	20	—

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(60)	(55)	(148)	(398)
Provision (benefit) for income taxes	12	1	55	34

Income (loss) from continuing operations	$(72)	$(56)	$(203)	$(432)

NOTE 14—SEGMENT INFORMATION

        HD Supply's operating segments are based on management structure and internal reporting. Each segment offers different products and services to the end customer, except for Corporate and Other, which provides general corporate overhead support and HD Supply Canada (included in Corporate and Other), which is organized based on geographic location. The Company determines the reportable segments in accordance with the principles of segment reporting within U.S. GAAP (ASC 280, Segment Reporting). For purposes of evaluation under these segment reporting principles, the Chief Operating Decision Maker for HD Supply assesses HD Supply's ongoing performance, based on the periodic review and evaluation of Net sales, Adjusted EBITDA, and certain other measures for each of the operating segments.

        HD Supply has four reportable segments, each of which is presented below:

  •
  Facilities Maintenance—Supplies maintenance, repair and operations ("MRO") products and upgrade and renovation services largely to the multifamily, healthcare, hospitality, and institutional markets.

  •
  Waterworks—Distributes complete lines of water and wastewater transmission products, serving contractors and municipalities in all aspects of the water and wastewater industries.

  •
  Power Solutions—Distributes electrical transmission and distribution products, power plant maintenance, repair and operations supplies, smart-grid technologies, and provides materials management and procurement outsourcing arrangements to investor-owned utilities, municipal and provincial power authorities, rural electric cooperatives and utility contractors and distributes electrical products such as wire and cable, switch gear supplies, lighting and conduit to residential and commercial contractors.

  •
  White Cap—Distributes specialized hardware, tools, building materials, and safety equipment to professional contractors.

        In addition to the reportable segments, the Company's consolidated financial results include "Corporate and Other." Corporate & Other is comprised of the following business units: Crown Bolt, Creative Touch Interiors ("CTI"), Repair & Remodel and HD Supply Canada. Crown Bolt is a retail distribution operator providing program and packaging solutions, sourcing, distribution, and in-store service, fasteners, builders' hardware, rope and chain and plumbing accessories, primarily serving The Home Depot and other hardware stores. CTI offers turnkey supply and installation services for multiple interior finish options, including flooring, cabinets, countertops, and window coverings, along with comprehensive design center services for residential, commercial and senior living projects. Our Repair & Remodel business unit offers light remodeling and construction supplies, kitchen and bath cabinets, windows, plumbing materials, electrical equipment and other products, primarily to small remodeling contractors and trade professionals. HD Supply Canada is an industrial distributor that primarily focuses on servicing fasteners/industrial supplies and specialty lighting markets which operates across nine provinces. Corporate & Other also includes costs related to our centralized support functions, which include finance, information technology, human resources, legal, supply chain and other support services and removes inter segment transactions.

        The following tables present Net sales, Adjusted EBITDA, and certain other measures for each of the reportable segments and total continuing operations for the periods indicated (amounts in millions):

	Fiscal Year 2012
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expenditures
Facilities Maintenance	$2,182	$389	$39	$79	$2,463	$35
Waterworks	2,028	137	10	96	1,562	12
Power Solutions	1,787	72	7	18	816	4
White Cap	1,178	56	12	20	521	22
Corporate & Other	860	29	28	30	1,972	42

Total continuing operations	$8,035	$683	$96	$243	$7,334	$115

	Fiscal Year 2011
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expenditures
Facilities Maintenance	$1,870	$318	$30	$75	$2,264	$32
Waterworks	1,772	112	5	95	1,562	5
Power Solutions	1,625	50	5	20	775	5
White Cap	981	17	14	19	481	16
Corporate & Other	780	11	31	35	1,656	51

Total continuing operations	$7,028	$508	$85	$244	$6,738	$109

	Fiscal Year 2010
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expenditures
Facilities Maintenance	$1,682	$282	$28	$75	$2,265	$20
Waterworks	1,659	94	5	94	1,582	2
Power Solutions	1,462	49	5	19	740	2
White Cap	852	(10)	20	19	439	3
Corporate & Other	794	(4)	41	37	2,063	18

Total continuing operations	$6,449	$411	$99	$244	$7,089	$45

(1)
Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations.

(2)
Total Assets include amounts attributable to discontinued operations for the periods prior to the dispositions.

Reconciliation to Consolidated Financial Statements

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Total Adjusted EBITDA	$683	$508	$411
Depreciation and amortization	339	329	343
Stock-based compensation	16	20	17
Management fees and expenses	5	5	5
Restructuring	—	—	8
Goodwill & other intangible asset impairment	152	—	—
Other	—	(1)	1

Operating income	171	155	37
Interest expense	658	639	623
Loss on extinguishment of debt	709
Other (income) expense, net	—	—	(1)

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(1,196)	(484)	(585)
Provision (benefit) for income taxes	3	79	28

Income (loss) from continuing operations	$(1,199)	$(563)	$(613)

        Net sales for HD Supply outside the United States, primarily Canada, were $428 million, $404 million, and $365 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively. Long-lived assets of HD Supply outside the United States, primarily Canada, were $16 million and $18 million as of February 3, 2013 and January 29, 2012, respectively.

GUARANTOR SUBSIDIARIES	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
SUBSIDIARY GUARANTORS
GUARANTOR SUBSIDIARIES

NOTE 11—SUBSIDIARY GUARANTORS

        HD Supply, Inc. (the "Debt Issuer" or "HDS") has issued First Priority Notes, Second Priority Notes, October 2012 Senior Notes, and February 2013 Senior Unsecured Notes (collectively the "Notes") guaranteed by certain of its subsidiaries (the "Guarantor Subsidiaries"). The Guarantor Subsidiaries are direct or indirect wholly-owned domestic subsidiaries of HDS. The subsidiaries of HDS that do not guarantee the Notes ("Non-guarantor Subsidiaries") are direct or indirect wholly-owned subsidiaries of HDS and primarily include HDS's operations in Canada and a non-operating subsidiary in the United States that previously held an investment of HDS's 2007 Senior Subordinated Notes, which was eliminated in consolidation. During fiscal 2012, the investment in the 2007 Senior Subordinated Notes was contributed to the Debt Issuer in a non-cash transaction. The Debt Issuer retired this portion of the 2007 Senior Subordinated Notes. These transactions had no impact on the consolidated results of operations or financial position.

        In connection with the Notes, HDS determined the need for compliance with Rule 3-10 of SEC Regulation S-X ("Rule 3-10"). In lieu of providing separate audited financial statements for the Guarantor Subsidiaries, HDS has included the accompanying Condensed Consolidating Financial Statements in accordance with Rule 3-10(f) of SEC Regulation S-X. The following supplemental financial information sets forth, on a consolidating basis, the condensed statements of operations and comprehensive income (loss), the condensed balance sheets, and the condensed statements of cash flows for the parent company issuer of the Notes, HD Supply, Inc., for the Guarantor Subsidiaries and for the Non-guarantor Subsidiaries and total consolidated HD Supply, Inc. and subsidiaries (amounts in millions):

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	Three Months Ended August 4, 2013
	Debt Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total HDS
Net Sales	$—	$2,136	$122	$(1)	$2,257
Cost of sales	—	1,504	92	—	1,596

Gross Profit	—	632	30	(1)	661
Operating expenses:
Selling, general and administrative	22	407	22	(1)	450
Depreciation and amortization	4	56	1	—	61

Total operating expenses	26	463	23	(1)	511
Operating Income (Loss)	(26)	169	7	—	150
Interest expense	145	73	1	(75)	144
Interest (income)	(75)	—	—	75	—
Net (earnings) loss of equity affiliates	(127)	—	—	127	—
Loss on extinguishment & modification of debt	46	—	—	—	46
Other (income) expense, net	20	—	—	—	20

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(35)	96	6	(127)	(60)
Provision (benefit) for income taxes	37	(25)	—	—	12

Income (Loss) from Continuing Operations	(72)	121	6	(127)	(72)
Income (loss) from discontinued operations, net of tax	—	—	—	—	—

Net Income (Loss)	(72)	121	6	(127)	(72)
Other comprehensive income (loss)—foreign currency translation adjustment	(3)	—	(3)	3	(3)

Total Comprehensive Income (Loss)	$(75)	$121	$3	$(124)	$(75)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Continued)

	Three Months Ended July 29, 2012
	Debt Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total HDS
Net Sales	$—	$1,954	$105	$—	$2,059
Cost of sales	—	1,388	77	—	1,465

Gross Profit	—	566	28	—	594
Operating expenses:
Selling, general and administrative	16	371	21	—	408
Depreciation and amortization	3	79	1	—	83

Total operating expenses	19	450	22	—	491
Operating Income (Loss)	(19)	116	6	—	103
Interest expense	179	75	—	(96)	158
Interest (income)	(75)	—	(21)	96	—
Net (earnings) loss of equity affiliates	(65)	—	—	65	—
Other (income) expense, net	—	—	—	—	—

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(58)	41	27	(65)	(55)
Provision (benefit) for income taxes	(2)	(6)	9	—	1

Income (Loss) from Continuing Operations	(56)	47	18	(65)	(56)
Income (loss) from discontinued operations, net of tax	—	—	—	—	—

Net Income (Loss)	$(56)	$47	$18	$(65)	$(56)
Other comprehensive income—foreign currency translation adjustment	(3)	—	(3)	3	(3)

Total Comprehensive Income (Loss)	$(59)	$47	$15	$(62)	$(59)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Continued)

	Six Months Ended August 4, 2013
	Debt Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total HDS
Net Sales	$—	$4,102	$224	$(1)	$4,325
Cost of sales	—	2,900	166	—	3,066

Gross Profit	—	1,202	58	(1)	1,259
Operating expenses:
Selling, general and administrative	41	805	44	(1)	889
Depreciation and amortization	8	111	1	—	120

Total operating expenses	49	916	45	(1)	1,009
Operating Income (Loss)	(49)	286	13	—	250
Interest expense	292	148	1	(150)	291
Interest (income)	(149)	(1)	—	150	—
Net (earnings) loss of equity affiliates	(196)	—	—	196	—
Loss on extinguishment & modification of debt	87	—	—	—	87
Other (income) expense, net	20	—	—	—	20

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(103)	139	12	(196)	(148)
Provision (benefit) for income taxes	100	(46)	1	—	55

Income (Loss) from Continuing Operations	(203)	185	11	(196)	(203)
Income (loss) from discontinued operations, net of tax	—	—	—	—	—

Net Income (Loss)	(203)	185	11	(196)	(203)
Other comprehensive income (loss)—foreign currency translation adjustment	(4)	—	(4)	4	(4)

Total Comprehensive Income (Loss)	$(207)	$185	$7	$(192)	$(207)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Continued)

	Six Months Ended July 29, 2012
	Debt Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total HDS
Net Sales	$—	$3,690	$205	$—	$3,895
Cost of sales	—	2,627	151	—	2,778

Gross Profit	—	1,063	54	—	1,117
Operating expenses:
Selling, general and administrative	36	726	43	—	805
Depreciation and amortization	7	158	1	—	166

Total operating expenses	43	884	44	—	971
Operating Income (Loss)	(43)	179	10	—	146
Interest expense	367	150	—	(193)	324
Interest (income)	(150)	(2)	(41)	193	—
Net (earnings) loss of equity affiliates	(72)	—	—	72	—
Loss on extinguishment & modification of debt	220	—	—	—	220

Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(408)	31	51	(72)	(398)
Provision (benefit) for income taxes	16	(3)	21	—	34

Income (Loss) from Continuing Operations	(424)	34	30	(72)	(432)
Income (loss) from discontinued operations, net of tax	8	8	—	—	16

Net Income (Loss)	$(416)	$42	$30	$(72)	$(416)
Other comprehensive income—foreign currency translation adjustment	—	—	—	—	—

Total Comprehensive Income (Loss)	$(416)	$42	$30	$(72)	$(416)

CONDENSED CONSOLIDATING BALANCE SHEETS

	As of August 4, 2013
	Debt Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total HDS
ASSETS
Current assets:
Cash and cash equivalents	$59	$18	$32	$—	$109
Receivables, net	4	1,138	79	—	1,221
Inventories	—	1,047	61	—	1,108
Deferred tax asset	—	48	1	(46)	3
Intercompany receivable	—	1	—	(1)	—
Other current assets	10	33	4	—	47

Total current assets	73	2,285	177	(47)	2,488

Property and equipment, net	64	332	5	—	401
Goodwill	—	3,133	6	—	3,139
Intangible assets, net	—	402	4	—	406
Deferred tax asset	40	—	6	(40)	6
Investment in subsidiaries	2,955	—	—	(2,955)	—
Intercompany notes receivable	2,774	558	—	(3,332)	—
Other assets	141	5	1	—	147

Total assets	$6,047	$6,715	$199	$(6,374)	$6,587

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$13	$755	$47	$—	$815
Accrued compensation and benefits	30	82	4	—	116
Current installments of long-term debt	10	—	—	—	10
Deferred tax liabilities	46	—	—	(46)	—
Intercompany payable	—	—	1	(1)	—
Other current liabilities	151	103	12	—	266

Total current liabilities	250	940	64	(47)	1,207

Long-term debt, excluding current installments	5,678	—	—	—	5,678
Deferred tax liabilities	—	151	—	(40)	111
Intercompany notes payable	558	2,774	—	(3,332)	—
Other liabilities	314	24	6	—	344

Total liabilities	6,800	3,889	70	(3,419)	7,340

Stockholder's equity (deficit)	(753)	2,826	129	(2,955)	(753)

Total liabilities and stockholder's equity (deficit)	$6,047	$6,715	$199	$(6,374)	$6,587

CONDENSED CONSOLIDATING BALANCE SHEETS (Continued)

	As of February 3, 2013
	Debt Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total HDS
ASSETS
Current assets:
Cash and cash equivalents	$91	$15	$35	$—	$141
Cash equivalents restricted for debt redemption	936	—	—	—	936
Receivables, net	4	937	67	—	1,008
Inventories	—	928	59	—	987
Deferred tax asset	—	48	1	(7)	42
Intercompany receivable	—	1	—	(1)	—
Other current assets	9	37	3	—	49

Total current assets	1,040	1,966	165	(8)	3,163

Property and equipment, net	66	323	6	—	395
Goodwill	—	3,132	6	—	3,138
Intangible assets, net	—	469	4	—	473
Deferred tax asset	48	—	6	(48)	6
Investment in subsidiaries	2,854	—	—	(2,854)	—
Intercompany notes receivable	2,774	634	—	(3,408)	—
Other assets	153	6	—	—	159

Total assets	$6,935	$6,530	$187	$(6,318)	$7,334

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$14	$638	$41	$—	$693
Accrued compensation and benefits	46	108	6	—	160
Current installments of long-term debt	899	—	—	—	899
Deferred tax liabilities	7	—	—	(7)	—
Intercompany payable	—	—	1	(1)	—
Other current liabilities	183	98	10	—	291

Total current liabilities	1,149	844	58	(8)	2,043

Long-term debt, excluding current installments	6,430	—	—	—	6,430
Deferred tax liabilities	—	152	—	(48)	104
Intercompany notes payable	634	2,774	—	(3,408)	—
Other liabilities	313	28	7	—	348

Total liabilities	8,526	3,798	65	(3,464)	8,925

Stockholder's equity (deficit)	(1,591)	2,732	122	(2,854)	(1,591)

Total liabilities and stockholder's equity (deficit)	$6,935	$6,530	$187	$(6,318)	$7,334

CONDENSED CONSOLIDATING CASH FLOW STATEMENTS

	Six Months Ended August 4, 2013
	Debt Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total HDS
Net cash flows from operating activities	$(550)	$(26)	$(1)	$—	$(577)

Cash flows from investing activities
Capital expenditures	(11)	(52)	(1)	—	(64)
Proceeds from sale of property and equipment	—	5	—	—	5
Settlement of acquisition of a business	—	2	—	—	2
Proceeds from sale of investments	936	—	—	—	936
(Investments in) return of capital of equity affiliates	2	—	—	(2)	—
Proceeds from (payments of) intercompany notes	—	76	—	(76)	—

Net cash flows from investing activities	927	31	(1)	(78)	879

Cash flows from financing activities
Equity contribution (return of capital)	1,038	(2)	—	2	1,038
Borrowings (repayments) of intercompany notes	(76)	—	—	76	—
Borrowings of long-term debt	79	—	—	—	79
Repayments of long-term debt	(1,619)	—	—	—	(1,619)
Borrowings on long-term revolver	520	—	—	—	520
Repayments of long-term revolver	(320)	—	—	—	(320)
Debt issuance and modification fees	(34)	—	—	—	(34)
Other financing activities	3	—	—	—	3

Net cash flows from financing activities	(409)	(2)	—	78	(333)

Effect of exchange rates on cash	—	—	(1)	—	(1)

Net increase (decrease) in cash & cash equivalents	$(32)	$3	$(3)	$—	$(32)
Cash and cash equivalents at beginning of period	91	15	35	—	141

Cash and cash equivalents at end of period	$59	$18	$32	$—	$109

CONDENSED CONSOLIDATING CASH FLOW STATEMENTS (Continued)

	Six Months Ended July 29, 2012
	Debt Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total HDS
Net cash flows from operating activities	$(318)	$(18)	$37	$(25)	$(324)

Cash flows from investing activities
Capital expenditures	(14)	(38)	—	—	(52)
Proceeds from sale of property and equipment	—	2	—	—	2
Purchase of debt investments	—	—	(1)	1	—
Payment for a business acquired	—	(196)	—	—	(196)
Proceeds from sale of a business	463	—	1	—	464
Proceeds from (payments of) intercompany notes	—	59	—	(59)	—
(Investments in) return of capital of equity affiliates	(169)	—	—	169	—
Other investing activities	—	—	(3)	—	(3)

Net cash flows from investing activities	280	(173)	(3)	111	215

Cash flows from financing activities
Dividend payment	—	—	(25)	25	—
Equity contribution (return of capital)	—	204	(35)	(169)	—
Borrowings (repayments) of intercompany notes	(59)	—	—	59	—
Borrowings of long-term debt	2,817	—	—	—	2,817
Repayments of long-term debt	(3,287)	—	—	(1)	(3,288)
Borrowings on long-term revolver	997	—	7	—	1,004
Repayments of long-term revolver	(372)	—	—	—	(372)
Debt issuance and modification fees	(73)	—	—	—	(73)

Net cash flows from financing activities	23	204	(53)	(86)	88

Effect of exchange rates on cash	—	—	—	—	—

Net increase (decrease) in cash & cash equivalents	$(15)	$13	$(19)	$—	$(21)
Cash and cash equivalents at beginning of period	49	12	50	—	111

Cash and cash equivalents at end of period	$34	$25	$31	$—	$90

NOTE 15—GUARANTOR SUBSIDIARIES

        The Company has issued First Priority Notes, Second Priority Notes, 11.5% Senior Notes, 7.5% Senior Notes, Senior Subordinated Notes, and Old Senior Subordinated Notes (collectively the "Notes") guaranteed by certain of its subsidiaries (the "Guarantor Subsidiaries"). The Guarantor Subsidiaries are direct or indirect wholly-owned domestic subsidiaries of the Company. The subsidiaries of the Company that do not guarantee the Notes ("Non-guarantor Subsidiaries") are direct or indirect wholly-owned subsidiaries of the Company and primarily include the Company's operations in Canada and a non-operating subsidiary in the United States that previously held an investment of the Company's Old Senior Subordinated Notes, which was eliminated in consolidation. During fiscal 2012, the investment in the Old Senior Subordinated Notes was contributed to the Parent in a non-cash transaction. The Parent retired this portion of the Old Senior Subordinated Notes. These transactions had no impact on the consolidated results of operations or financial position.

        In connection with the Notes, the Company determined the need for compliance with Rule 3-10 of SEC Regulation S-X ("Rule 3-10"). In lieu of providing separate audited financial statements for the Guarantor Subsidiaries, the Company has included the accompanying Condensed Consolidating Financial Statements in accordance with Rule 3-10(d) of SEC Regulation S-X. The following supplemental financial information sets forth, on a consolidating basis, the condensed statements of operations and comprehensive income (loss), the condensed balance sheets, and the condensed statements of cash flows for the parent company issuer of the Notes, HD Supply, Inc., (the "Parent Issuer"), for the Guarantor Subsidiaries and for the Non-guarantor Subsidiaries and total consolidated HD Supply, Inc. and subsidiaries (amounts in millions):

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	Fiscal Year 2012
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$7,608	$428	$(1)	$8,035
Cost of sales	—	5,398	317	—	5,715

Gross Profit	—	2,210	111	(1)	2,320
Operating expenses:
Selling, general and administrative	64	1,504	94	(1)	1,661
Depreciation and amortization	13	321	2	—	336
Goodwill & other intangible asset impairment	—	152	—	—	152

Total operating expenses	77	1,977	96	(1)	2,149
Operating Income (Loss)	(77)	233	15	—	171
Interest expense	715	301	1	(359)	658
Interest (income)	(302)	(3)	(54)	359	—
Net (earnings) loss of equity affiliates	14	—	—	(14)	—
Loss on extinguishment of debt	709	—	—	—	709

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(1,213)	(65)	68	14	(1,196)
Provision (benefit) for income taxes	(22)	—	25	—	3

Income (Loss) from Continuing Operations	(1,191)	(65)	43	14	(1,199)
Income (loss) from discontinued operations, net of tax	12	8	—	—	20

Net Income (Loss)	$(1,179)	$(57)	$43	$14	$(1,179)

Other comprehensive income—foreign currency translation adjustment	—	—	—	—	—

Total Comprehensive Income (Loss)	$(1,179)	$(57)	$43	$14	$(1,179)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Continued)

	Fiscal Year 2011
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$6,630	$398	$—	$7,028
Cost of sales	—	4,720	294	—	5,014

Gross Profit	—	1,910	104	—	2,014
Operating expenses:
Selling, general and administrative	78	1,372	82	—	1,532
Depreciation and amortization	12	313	2	—	327

Total operating expenses	90	1,685	84	—	1,859
Operating Income (Loss)	(90)	225	20	—	155
Interest expense	722	298	1	(382)	639
Interest (income)	(299)	(3)	(80)	382	—
Net (earnings) loss of equity affiliates	30	—	—	(30)	—

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(543)	(70)	99	30	(484)
Provision (benefit) for income taxes	32	10	37	—	79

Income (Loss) from Continuing Operations	(575)	(80)	62	30	(563)
Income (loss) from discontinued operations, net of tax	32	(15)	3	—	20

Net Income (Loss)	$(543)	$(95)	$65	$30	$(543)

Other comprehensive income—foreign currency translation adjustment	(1)	—	(1)	1	(1)

Total Comprehensive Income (Loss)	$(544)	$(95)	$64	$31	$(544)

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Continued)

	Fiscal Year 2010
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$6,085	$364	$—	$6,449
Cost of sales	—	4,339	269	—	4,608

Gross Profit	—	1,746	95	—	1,841
Operating expenses:
Selling, general and administrative	82	1,302	71	—	1,455
Depreciation and amortization	16	322	3	—	341
Restructuring	—	8	—	—	8

Total operating expenses	98	1,632	74	—	1,804
Operating Income (Loss)	(98)	114	21	—	37
Interest expense	701	298	—	(376)	623
Interest (income)	(298)	(4)	(74)	376	—
Loss on extinguishment of debt	2	—	—	—	2
Other (income) expense, net	(3)	—	—	—	(3)
Net (earnings) loss of equity affiliates	178	—	—	(178)	—

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(678)	(180)	95	178	(585)
Provision (benefit) for income taxes	(17)	6	39	—	28

Income (Loss) from Continuing Operations	(661)	(186)	56	178	(613)
Income (loss) from discontinued operations, net of tax	42	(49)	1	—	(6)

Net Income (Loss)	$(619)	$(235)	$57	$178	$(619)

Other comprehensive income:
Foreign currency translation adjustment	9	—	9	(9)	9
Unrealized gains on derivatives, net of tax	1	—	—	—	1

Total Comprehensive Income (Loss)	$(609)	$(235)	$66	$169	$(609)

CONDENSED CONSOLIDATING BALANCE SHEETS

	As of February 3, 2013
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$91	$15	$35	$—	$141
Cash equivalents restricted for debt redemption	936	—	—	—	936
Receivables, net	4	937	67	—	1,008
Inventories	—	928	59	—	987
Deferred tax asset	—	48	1	(7)	42
Intercompany receivable	—	1	—	(1)	—
Other current assets	9	37	3	—	49

Total current assets	1,040	1,966	165	(8)	3,163

Property and equipment, net	66	323	6	—	395
Goodwill	—	3,132	6	—	3,138
Intangible assets, net	—	469	4	—	473
Deferred tax asset	48	—	6	(48)	6
Investment in subsidiaries	2,854	—	—	(2,854)	—
Intercompany notes receivable	2,774	634	—	(3,408)	—
Other assets	153	6	—	—	159

Total assets	$6,935	$6,530	$187	$(6,318)	$7,334

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$14	$638	$41	$—	$693
Accrued compensation and benefits	46	108	6	—	160
Current installments of long-term debt	899	—	—	—	899
Deferred tax liabilities	7	—	—	(7)	—
Intercompany payable	—	—	1	(1)	—
Other current liabilities	183	98	10	—	291

Total current liabilities	1,149	844	58	(8)	2,043

Long-term debt, excluding current installments	6,430	—	—	—	6,430
Deferred tax liabilities	—	152	—	(48)	104
Intercompany notes payable	634	2,774	—	(3,408)	—
Other liabilities	313	28	7	—	348

Total liabilities	8,526	3,798	65	(3,464)	8,925

Stockholder's equity (deficit)	(1,591)	2,732	122	(2,854)	(1,591)

Total liabilities and stockholder's equity (deficit)	$6,935	$6,530	$187	$(6,318)	$7,334

CONDENSED CONSOLIDATING BALANCE SHEETS (Continued)

	As of January 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$49	$12	$50	$—	$111
Receivables, net	4	922	97	(21)	1,002
Inventories	—	1,027	81	—	1,108
Deferred tax asset	—	89	2	(33)	58
Other current assets	8	34	5	—	47

Total current assets	61	2,084	235	(54)	2,326

Property and equipment, net	61	331	6	—	398
Goodwill	—	3,143	8	—	3,151
Intangible assets, net	—	731	4	—	735
Deferred tax asset	158	—	6	(164)	—
Investment in subsidiaries	3,456	—	—	(3,456)	—
Intercompany notes receivable	2,774	641	—	(3,415)	—
Other assets	122	6	261	(261)	128

Total assets	$6,632	$6,936	$520	$(7,350)	$6,738

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$21	$648	$45	$—	$714
Accrued compensation and benefits	42	93	5	—	140
Current installments of long-term debt	82	—	—	—	82
Deferred tax liabilities	33	—	—	(33)	—
Other current liabilities	284	104	11	(21)	378

Total current liabilities	462	845	61	(54)	1,314

Long-term debt, excluding current installments	5,641	—	—	(261)	5,380
Deferred tax liabilities	—	275	—	(164)	111
Intercompany notes payable	641	2,774	—	(3,415)	—
Other liabilities	316	37	8	—	361

Total liabilities	7,060	3,931	69	(3,894)	7,166

Stockholder's equity	(428)	3,005	451	(3,456)	(428)

Total liabilities and stockholder's equity (deficit)	$6,632	$6,936	$520	$(7,350)	$6,738

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

	Fiscal Year 2012
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$(813)	$110	$73	$(51)	$(681)

Cash flows from investing activities
Capital expenditures	(26)	(87)	(2)	—	(115)
Proceeds from sale of property and equipment	—	17	—	—	17
Payment for a business acquired	—	(248)	—	—	(248)
Proceeds from sale of a business	480	—	1	—	481
Purchase of other investments	(1,921)	—	—	—	(1,921)
Proceeds from sale of investments	985	—	—	—	985
Purchase of debt investments	—	—	(1)	1	—
Proceeds from (payments of) intercompany notes	—	6	—	(6)	—
Investments (return of capital) in equity affiliates	(169)	—	—	169	—
Other investing activities	—	1	—	—	1

Net cash flows from investing activities	(651)	(311)	(2)	164	(800)

Cash flows from financing activities
Dividend payment	—	—	(51)	51	—
Equity contribution (return of capital)	—	204	(35)	(169)	—
Borrowings (repayments) of intercompany notes	(6)	—	—	6	—
Borrowings of long-term debt	6,365	—	—	—	6,365
Repayments of long-term debt	(5,023)	—	—	(1)	(5,024)
Borrowings on long-term revolver	1,291	—	10	—	1,301
Repayments of long-term revolver	(991)	—	(10)	—	(1,001)
Debt issuance and modification fees	(132)	—	—	—	(132)
Other financing activities	2	—	—	—	2

Net cash flows from financing activities	1,506	204	(86)	(113)	1,511

Net increase (decrease) in cash & cash equivalents	$42	$3	$(15)	$—	$30
Cash and cash equivalents at beginning of period	49	12	50	—	111

Cash and cash equivalents at end of period	$91	$15	$35	$—	$141

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS (Continued)

	Fiscal Year 2011
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$(629)	$458	$6	$—	$(165)
Cash flows from investing activities
Capital expenditures	(15)	(98)	(2)	—	(115)
Proceeds from sales of property and equipment	—	4	—	—	4
Payments for businesses acquired	—	(21)	—	—	(21)
Proceeds from sale of a business	117	—	11	—	128
Purchase of investments	(21)	(2)	—	—	(23)
Proceeds from sale of investments	21	—	—	—	21
Proceeds from (payments of) intercompany notes	—	(337)	—	337	—

Net cash flows from investing activities	102	(454)	9	337	(6)
Cash flows from financing activities
Borrowings (repayments) of intercompany notes	337	—	—	(337)	—
Repayments of long-term debt	(10)	—	—	—	(10)
Borrowings on long-term revolver	1,053	—	—	—	1,053
Repayments of long-term revolver	(1,053)	—	—	—	(1,053)

Net cash flows from financing activities	327	—	—	(337)	(10)
Effect of exchange rates on cash	—	—	—	—	—

Net increase (decrease) in cash & cash equivalents	$(200)	$4	$15	$—	$(181)
Cash and cash equivalents at beginning of period	249	8	35	—	292

Cash and cash equivalents at end of period	$49	$12	$50	$—	$111

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS (Continued)

	Fiscal Year 2010
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$452	$83	$16	$—	$551
Cash flows from investing activities
Capital expenditures	(6)	(41)	(2)	—	(49)
Proceeds from sales of property and equipment	—	4	—	—	4
Proceeds from (payments of) intercompany notes	—	(46)	—	46	—
Return of investment	33	—	—	(33)	—

Net cash flows from investing activities	27	(83)	(2)	13	(45)
Cash flows from financing activities
Equity contribution (return of capital)	1	—	(33)	33	1
Borrowings (repayments) of intercompany notes	46	—	—	(46)	—
Repayments of long-term debt	(40)	—	—	—	(40)
Borrowings on long-term revolver	178	—	—	—	178
Repayments of long-term revolver	(860)	—	—	—	(860)
Debt modification and issuance costs	(34)	—	—	—	(34)

Net cash flows from financing activities	(709)	—	(33)	(13)	(755)
Effect of exchange rates on cash	—	—	2	—	2

Net increase (decrease) in cash & cash equivalents	$(230)	$—	$(17)	$—	$(247)
Cash and cash equivalents at beginning of period	479	8	52	—	539

Cash and cash equivalents at end of period	$249	$8	$35	$—	$292

QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Feb. 03, 2013
QUARTERLY FINANCIAL DATA (UNAUDITED)
QUARTERLY FINANCIAL DATA (UNAUDITED)

NOTE 16—QUARTERLY FINANCIAL DATA (UNAUDITED)

        The following is a summary of the quarterly consolidated results of operations for the fiscal years ended February 3, 2013 and January 29, 2012 (amounts in millions):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	TOTAL
Fiscal Year 2012
Net sales	$1,836	$2,059	$2,146	$1,994	$8,035
Gross profit	523	594	616	587	2,320
Loss from continuing operations	(376)	(56)	(53)	(714)	(1,199)
Net income (loss)	(360)	(56)	(50)	(713)	(1,179)
Fiscal Year 2011
Net sales	$1,608	$1,875	$1,893	$1,652	$7,028
Gross profit	460	533	535	486	2,014
Loss from continuing operations	(169)	(108)	(119)	(167)	(563)
Net income (loss)	(164)	(101)	(105)	(173)	(543)

        Loss from continuing operations and Net income (loss) in the first quarter of fiscal 2012 includes a loss on extinguishment of debt of $220 million. Loss from continuing operations and Net income (loss) in the fourth quarter of fiscal 2012 includes a loss on extinguishment of debt of $489 million and goodwill and other intangible asset impairment charges of $152 million, or $113 million net of tax. There is no tax impact related to the losses on extinguishment of debt due to the Company's valuation allowance position. See Note 8, Income Taxes, for further information on the Company's taxes.

SUBSEQUENT EVENTS	12 Months Ended
Feb. 03, 2013
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 17—SUBSEQUENT EVENTS

Debt Redemption

        On February 8, 2013, the Company redeemed the remaining $889 million outstanding aggregate principal amount of Old Senior Subordinated Notes at a redemption price equal to 103.375% of the principal amount thereof and paid accrued and unpaid interest thereon through the redemption date. As a result, in the first quarter of fiscal 2013, the Company will report a $34 million loss on extinguishment, which includes a $30 million premium payment to redeem the Old Senior Subordinated Notes and $4 million to write-off the unamortized deferred debt cost. In addition, the deferred interest deductions on the Old Senior Subordinated Notes (representing the net deferred tax asset of $131 million) are currently deductible on the Company's fiscal 2013 federal income tax return and applicable state returns. Such deductions will not have an impact on the Company's fiscal 2013 total tax expense and may increase the Company's overall net operating loss carryforward.

Debt Modification

        On February 15, 2013, HD Supply, Inc. modified its Term Loan Facility to lower the borrowing margins 275 basis points to LIBOR (subject to a floor of 1.25%) plus a borrowing margin of 3.25% or Prime plus a borrowing margin of 2.25% at the Company's election. The amendment also replaced the hard call provision applicable to optional prepayment of term loans thereunder with a soft call option. The soft call option provides for a premium equal to 1.0% of the aggregate principal amount of term loans being prepaid if, on or prior to August 15, 2013, the Company enters into certain repricing transactions. In connection with the modification, the Company incurred approximately $30 million in financing fees, of which approximately $27 million will be amortized into interest expense over the remaining term of the amended facility in accordance with U. S. GAAP (ASC 470, Debt). Of the non-deferred financing fees, approximately $2 million will be recorded as a Loss on extinguishment of debt and the remaining $1 million will be recorded as Other non-operating expense in the Consolidated Statement of Operations and Comprehensive Income (Loss) in the first quarter of fiscal 2013.

Exchange Offers

        On February 5, 2013, the Company executed the offer to exchange outstanding First Priority Notes with registered First Priority Notes, outstanding Second Priority Notes with registered Second Priority Notes, outstanding 11.5% Senior Notes with registered 11.5% Senior Notes and outstanding Senior Subordinated Notes with registered Senior Subordinated Notes. The exchange offers closed in the first quarter of fiscal 2013 with substantially all of the notes held by eligible participants in the exchange offers tendered.

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
NATURE OF BUSINESS AND BASIS OF PRESENTATION
Nature of Business

Nature of Business

        HD Supply Holdings, Inc. ("Holdings") indirectly owns all of the outstanding common stock of HD Supply, Inc. ("HDS", "HD Supply" or the "Company").

        HD Supply is one of the largest industrial distribution companies in North America. The Company specializes in three distinct market sectors: Maintenance, Repair & Operations; Infrastructure & Power; and Specialty Construction. Through over 600 locations across 46 U.S. states and 9 Canadian provinces, the Company serves these markets with an integrated go-to-market strategy. HD Supply has approximately 15,000 associates delivering localized, customer-tailored products, services and expertise. The Company serves approximately 500,000 customers, which include contractors, government entities, maintenance professionals, home builders and industrial businesses. HD Supply's broad range of end-to-end product lines and services include over one million stock-keeping units ("SKUs") of quality, name-brand and proprietary-brand products as well as value-add services supporting the entire life-cycle of a project from infrastructure and construction to maintenance, repair and operations.

        HD Supply is managed primarily on a product line basis and reports results of operations in four reportable segments. The reportable segments are Facilities Maintenance, Waterworks, Power Solutions, and White Cap. Other operating segments include Crown Bolt, Repair & Remodel, Creative Touch Interiors ("CTI"), and HD Supply Canada. In addition, the consolidated financial statements include Corporate, which is comprised of enterprise-wide functional departments.

Nature of Business

        HD Supply, Inc. (the "Company" or "HD Supply"), a wholly-owned subsidiary of HD Supply Holdings, Inc., is one of the largest industrial distribution companies in North America. With a diverse portfolio of industry-leading businesses, the Company provides a broad range of products and services to more than 500,000 professional customers in the infrastructure and energy, maintenance, repair and improvement, and specialty construction markets.

        The Company provides an expansive offering of approximately one million stock-keeping units ("SKUs") of quality, name-brand and propriety-brand products at competitive prices. Through approximately 635 locations across 46 states and 9 Canadian provinces, HD Supply provides localized, customer-driven services including jobsite delivery, will call or direct-ship options, diversified logistics and innovative solutions that contribute to its customers' success.

        HD Supply is managed primarily on a product line basis and reports results of operations in four reportable segments. The reportable segments are Facilities Maintenance, Waterworks, Power Solutions, and White Cap. Other operating segments include Crown Bolt, Repair & Remodel, Creative Touch Interiors ("CTI"), and HD Supply Canada. In addition, the consolidated financial statements include Corporate, which includes enterprise-wide functional departments.

Principles of Consolidation

Principles of Consolidation

        The consolidated financial statements of HD Supply, Inc. present the results of operations, financial position and cash flows of HD Supply, Inc. and its wholly-owned subsidiaries. All material intercompany balances and transactions are eliminated. Results of operations of businesses acquired are included from their respective dates of acquisition. The results of operations of all discontinued operations have been separately reported as discontinued operations for all periods presented.

Principles of Consolidation

        The consolidated financial statements present the results of operations, financial position and cash flows of HD Supply, Inc. and its wholly-owned subsidiaries. All material intercompany balances and transactions are eliminated. Results of operations of businesses acquired are included from their respective dates of acquisition. The assets, liabilities, and results of operations of all discontinued operations have been separately reported as discontinued operations for all periods presented. Certain amounts in prior-period financial statements have been reclassified to conform to the current period's presentation.

Fiscal Year

Fiscal Year

HD Supply’s fiscal year is a 52- or 53-week period ending on the Sunday nearest to January 31.  Fiscal year ending February 2, 2014 (“fiscal 2013”) includes 52 weeks and fiscal year ending February 3, 2013 (“fiscal 2012”) included 53 weeks.  The three months ended August 4, 2013 and July 29, 2012 both included 13 weeks and the six months ended August 4, 2013 and July 29, 2012 both included 26 weeks.

Fiscal Year

        HD Supply's fiscal year is a 52- or 53-week period ending on the Sunday nearest to January 31. Fiscal year ended February 3, 2013 ("fiscal 2012") includes 53 weeks. Fiscal years ended January 29, 2012 ("fiscal 2011") and January 30, 2011 ("fiscal 2010") both include 52 weeks.

Estimates

Estimates

Management has made a number of estimates and assumptions relating to the reporting of assets and liabilities, the disclosure of contingent assets and liabilities, and reported amounts of revenues and expenses in preparing these consolidated financial statements in conformity with GAAP.  Actual results could differ from these estimates.

Estimates

        Management has made a number of estimates and assumptions relating to the reporting of assets and liabilities, the disclosure of contingent assets and liabilities, and reported amounts of revenues and expenses in preparing these consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Actual results could differ from these estimates.

Cash and Cash Equivalents		Cash and Cash Equivalents HD Supply considers all highly liquid investments with maturities of three months or less when purchased to be cash equivalents.
Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

        Accounts receivable are evaluated for collectability based on numerous factors, including past transaction history with customers, their credit worthiness, and an assessment of lien and bond rights. An allowance for doubtful accounts is estimated as a percentage of aged receivables. This estimate is periodically adjusted when management becomes aware of a specific customer's inability to meet its financial obligations (e.g., bankruptcy filing) or as a result of changes in historical collection patterns.

Inventories

Inventories

        Inventories consist primarily of finished goods and are carried at the lower of cost or market. The cost of substantially all inventories is determined by the moving or weighted average cost method. Inventory value is evaluated at each balance sheet date to ensure that it is carried at the lower of cost or market. This evaluation includes an analysis of historical physical inventory results, a review of excess and obsolete inventories based on inventory aging, and anticipated future demand. Periodically, perpetual inventory records are adjusted to reflect declines in net realizable value below inventory carrying cost.

Consideration Received From Vendors

Consideration Received From Vendors

        HD Supply enters into agreements with many of its vendors providing for inventory purchase rebates ("vendor rebates") upon achievement of specified volume purchasing levels. Vendor rebates are accrued as part of cost of sales for products sold based on progress towards earning the vendor rebates, taking into consideration cumulative purchases of inventory to date and projected purchases through the end of the year. An estimate of unearned vendor rebates is included in the carrying value of inventory at each period end for vendor rebates recognized on products not yet sold. At February 3, 2013 and January 29, 2012, vendor rebates due to HD Supply were $66 million and $71 million, respectively. These receivables are included in Receivables in the accompanying Consolidated Balance Sheets.

Property and Equipment

Property and Equipment

        Property and equipment are recorded at cost and depreciated using the straight-line method based on the following estimated useful lives of the assets:

Buildings and improvements	5 - 45 years
Transportation equipment	5 - 7 years
Furniture, fixtures and equipment	2 - 10 years

Capitalized Software Costs

Capitalized Software Costs

        HD Supply capitalizes certain software costs, which are being amortized on a straight-line basis over the estimated useful lives of the software, ranging from three to six years. At February 3, 2013 and January 29, 2012, capitalized software costs totaled $82 million and $71 million, respectively, net of accumulated amortization of $126 million and $114 million, respectively. Amortization of capitalized software costs totaled $30 million, $28 million, and $31 million, in fiscal 2012, fiscal 2011, and fiscal 2010, respectively.

Goodwill

Goodwill

        Goodwill represents the excess of purchase price over fair value of net assets acquired. HD Supply does not amortize goodwill, but does assess the recoverability of goodwill in the third quarter of each fiscal year or whenever events or circumstances indicate that it is "more likely than not" that the fair value of a reporting unit has dropped below its carrying value. For the fiscal 2012, fiscal 2011 and fiscal 2010 annual impairment tests, the fair values of HD Supply's identified reporting units were estimated using a discounted cash flow ("DCF") analysis and a market comparable method, with each method being equally weighted in the calculation. During fiscal 2012, the Company recorded a $150 million goodwill impairment charge. There were no goodwill impairment charges recorded in fiscal 2011 and fiscal 2010. See Note 5, Goodwill and Intangible Assets, for a complete description of the Company's goodwill.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

        Long-lived assets, including property and equipment, are reviewed for possible impairment whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. To analyze recoverability, undiscounted future cash flows over the remaining life of the asset are projected. If these projected cash flows are less than the carrying amount, an impairment loss is recognized to the extent the fair value of the asset less any costs of disposition is less than the carrying amount of the asset. Judgments regarding the existence of impairment indicators are based on market and operational performance. Evaluating potential impairment also requires estimates of future operating results and cash flows.

Self-Insurance

Self-Insurance

HD Supply has a high deductible insurance program for most losses related to general liability, product liability, environmental liability, automobile, workers’ compensation, and is self-insured for medical claims and certain legal claims.  The expected ultimate cost for claims incurred as of the balance sheet date is not discounted and is recognized as a liability. Self-insurance losses for claims filed and claims incurred but not reported are accrued based upon estimates of the aggregate liability for uninsured claims using loss development factors and actuarial assumptions followed in the insurance industry and historical loss development experience.  At August 4, 2013 and February 3, 2013, self-insurance reserves totaled approximately $93 million and $94 million, respectively.

Self-Insurance

        HD Supply has a high deductible insurance program for most losses related to general liability, product liability, environmental liability, automobile liability, workers' compensation, and is self-insured for medical claims and certain legal claims. The expected ultimate cost for claims incurred as of the balance sheet date is not discounted and is recognized as a liability. Self-insurance losses for claims filed and claims incurred but not reported are accrued based upon estimates of the aggregate liability for uninsured claims using loss development factors and actuarial assumptions followed in the insurance industry and historical loss development experience. At February 3, 2013 and January 29, 2012, reserves totaled approximately $94 million and $101 million, respectively.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

        The carrying amounts of restricted and unrestricted cash and cash equivalents, accounts receivable and accounts payable, accrued compensation and benefits and other current liabilities approximate fair value due to the short-term nature of these financial instruments. The Company's long-term financial assets and liabilities are recorded at historical costs. See Note 7, Fair Value Measurements, for information on the fair value of long-term financial instruments.

Revenue Recognition

Revenue Recognition

        HD Supply recognizes revenue when persuasive evidence of an agreement exists, delivery has occurred or services have been rendered, the price to the buyer is fixed and determinable and collectability is reasonably assured.

        HD Supply ships products to customers predominantly by internal fleet and to a lesser extent by third party carriers. Revenues, net of sales tax and allowances for returns and discounts, are recognized from product sales when title to the products is passed to the customer, which generally occurs at the point of destination for products shipped by internal fleet and at the point of shipping for products shipped by third party carriers. Revenues related to services are recognized in the period the services are performed and totaled $134 million, $115 million, and $98 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively.

Shipping and Handling Fees and Costs

Shipping and Handling Fees and Costs

        HD Supply includes shipping and handling fees billed to customers in Net sales. Shipping and handling costs associated with inbound freight are capitalized to inventories and relieved through Cost of sales as inventories are sold. Shipping and handling costs associated with outbound freight are included in Selling, general and administrative expenses and totaled $116 million, $96 million, and $91 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively.

Concentration of Credit Risk

Concentration of Credit Risk

        The majority of HD Supply's sales are credit sales which are made primarily to customers whose ability to pay is dependent, in part, upon the economic strength of industries and the areas where they operate. Concentration of credit risk with respect to trade accounts receivable is limited by the large number of customers comprising HD Supply's customer base. HD Supply performs ongoing credit evaluations of its customers.

Leases

Leases

        Leases are reviewed for capital or operating classification at their inception under the guidance of Accounting Standard Codification ("ASC ") 840, Leases. The Company uses its incremental borrowing rate in the assessment of lease classification and assumes the initial lease term includes renewal options that are reasonably assured. HD Supply conducts operations primarily under operating leases. For leases classified as operating leases, the Company records rent expense on a straight-line basis, over the lease term beginning with the date the Company has access to the property which in some cases is prior to commencement of lease payments. Accordingly, the amount of rental expense recognized in excess of lease payments is recorded as a deferred rent liability and is amortized to rental expense over the remaining term of the lease. Capital leases currently in effect are not material.

Advertising

Advertising

        Advertising costs are charged to expense as incurred except for the costs of producing and distributing certain direct response sales catalogs, which are capitalized and charged to expense over the life of the related catalog. Advertising expenses were approximately $34 million, $24 million, and $21 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively. Capitalized advertising costs related to direct response advertising were not material.

Income Taxes

Income Taxes

        The Company provides for federal, state and foreign income taxes currently payable, as well as for those deferred due to temporary differences between reporting income and expenses for financial statement purposes versus tax purposes. Federal, state and foreign tax benefits are recorded as a reduction of income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of a change in income tax rates is recognized as income or expense in the period that includes the enactment date.

        The Company consists of corporations, limited liability companies and partnerships. All income tax expense (benefit) of the Company is recorded in the accompanying Consolidated Statements of Operations and Comprehensive Income (Loss) with the offset recorded through the Company's current tax accounts, deferred tax accounts, or stockholder's equity account as appropriate.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

        Comprehensive income (loss) includes Net income (loss) adjusted for certain revenues, expenses, gains and losses that are excluded from net income under U.S. GAAP. Adjustments to net income are for foreign currency translation adjustments and unrealized gains or losses on derivatives, to the extent they are accounted for as an effective hedge under ASC 815, Derivatives and Hedging.

Foreign Currency Translation

Foreign Currency Translation

        Assets and liabilities of foreign subsidiaries with a functional currency other than the U. S. dollar, primarily Canadian dollars, are translated into U.S. dollars at the current rate of exchange on the last day of the reporting period. Revenues and expenses are translated at a monthly average exchange rate and equity transactions are translated using either the actual exchange rate on the day of the transaction or a monthly average exchange rate.

Derivative Financial Instruments

Derivative Financial Instruments

        When the Company enters into derivative financial instruments, it is for hedging purposes. In hedging the exposure to variable cash flows on forecasted transactions, deferral accounting is applied when the derivative reduces the risk of the underlying hedged item effectively as a result of high inverse correlation with the value of the underlying exposure. If a derivative instrument either initially fails or later ceases to meet the criteria for deferral accounting, any subsequent gains or losses are recognized currently in income. Cash flows resulting from derivative financial instruments are classified in the same category as the cash flows from the items being hedged.

Stock-Based Compensation

Stock-Based Compensation

        HD Supply Holdings, Inc. ("Holding") established an Incentive Stock Plan (the "HDS Plan") for associates of HD Supply, a wholly-owned subsidiary. The HDS Plan provides for the award of non-qualified stock options and deferred share units of the common stock of Holding. The maximum number of shares of common stock that may be issued under the HDS Plan may not exceed 55.6 million, of which a maximum of 30.9 million shares may be issued in respect of options granted under the HDS Plan. Holding will issue new shares of common stock to satisfy options exercised. The HDS Plan is accounted for under ASC 718, Compensation—Stock Compensation, which requires the recognition of share-based compensation costs in the financial statements.

Recent Accounting Pronouncements

Comprehensive income: reclassifications — In February 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” (“ASU 2013-02”), to supersede and replace the presentation requirements for reclassifications out of accumulated other comprehensive income in ASU 2011-05, which were deferred indefinitely under ASU No. 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05” (“ASU 2011-12”), issued in December 2011. The amendments in ASU 2013-02 require an entity to provide additional information about significant reclassifications out of accumulated other comprehensive income by the respective line items of net income.  The Company adopted the provisions of ASU 2013-02 on February 4, 2013. The adoption of ASU 2013-02 did not have an impact on the Company’s financial position or results of operations.

Release of cumulative translation adjustment — In March 2013, the FASB issued ASU No. 2013-05, “Parent’s Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity” (“ASU 2013-05”), which resolves diversity in practice regarding the release of the cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets within a foreign entity. The amendments in ASU 2013-05 are effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The adoption of ASU 2013-05 will not have a material impact on the Company’s financial position or results of operations.

Presentation of an unrecognized tax benefit — In July 2013, the FASB issued ASU No. 2013-11, “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists” (“ASU 2013-11”), which resolves diversity in practice on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. An unrecognized tax benefit, or a portion of an unrecognized tax benefit, should be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward, except in certain situations, as defined in ASU 2013-11. The amendments in ASU 2013-11 are effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2013-11.

Recent Accounting Pronouncements

        Fair value measurement—In May 2011, the Financial Accounting Standards Board ("FASB") issued ASU No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU 2011-04"). The amendments in this ASU are intended to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards ("IFRS"s). The amendments in this ASU explain how to measure fair value. They do not require additional fair value measurements and are not intended to establish valuation standards or affect valuation practices outside of financial reporting. The Company adopted the provisions of ASU 2011-04 on January 30, 2012. The adoption did not have an impact on the Company's financial position or results of operations.

        Comprehensive income: Presentation—In June 2011, the FASB issued ASU No. 2011-05, "Presentation of Comprehensive Income" ("ASU 2011-05"), to increase the prominence of items reported in other comprehensive income and to facilitate convergence of U.S. GAAP and IFRS. ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity and requires that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In the two-statement approach, the first statement should present total net income and its components followed consecutively by a second statement that should present total other comprehensive income, the components of other comprehensive income, and the total of comprehensive income. The Company adopted the provisions of ASU 2011-05 on January 30, 2012. The adoption of ASU 2011-05 did not have an impact on the Company's financial position or results of operations.

        Comprehensive income: Reclassifications—In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income" ("ASU 2013-02"), to supersede and replace the presentation requirements for reclassifications out of accumulated other comprehensive income in ASU 2011-05, which were deferred indefinitely under ASU No. 2011-12, ""Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05" ("ASU 2011-12"), issued in December 2011. The amendments in ASU 2013-02 would require an entity to provide additional information about reclassifications out of accumulated other comprehensive income by the respective line items of net income. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2012. The adoption of ASU 2013-02 will not have an impact on the Company's financial position or results of operations.

        Goodwill impairment testing—In September 2011, the FASB issued ASU No. 2011-08, "Testing Goodwill for Impairment" ("ASU 2011-08"), which simplifies how entities test goodwill for impairment and permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. The Company adopted the provisions of ASU 2011-08 on January 30, 2012. The adoption of ASU 2011-08 did not have an impact on the Company's financial position or results of operations.

        Release of Cumulative Translation Adjustment—In March 2013, the FASB issued ASU No. 2013-05, "Parent's Accounting for the Cumulative Translation Adjustment upon Derecognition of Certain Subsidiaries or Groups of Assets within a Foreign Entity or of an Investment in a Foreign Entity" ("ASU 2013-05"), which resolves diversity in practice regarding the release of the cumulative translation adjustment into net income when a parent either sells a part of all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets within a foreign entity. The amendments in ASU 2013-05 are effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. Early adoption is permitted. The adoption of ASU 2013-05 will not have a material impact on the Company's financial position or results of operations.

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Feb. 03, 2013
NATURE OF BUSINESS AND BASIS OF PRESENTATION
Property and Equipment Estimated Useful Lives

Buildings and improvements	5 - 45 years
Transportation equipment	5 - 7 years
Furniture, fixtures and equipment	2 - 10 years

DISCONTINUED OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
DISCONTINUED OPERATIONS
Result of Operations of Discontinued Operations
	Three Months Ended		Six Months Ended
	August 4, 2013	July 29, 2012	August 4, 2013	July 29, 2012
Net sales	$—	$—	$—	$127
Gain on sale of discontinued operations	—	—	—	9
Income (loss) before provision for income taxes	—	—	—	16
Provision for income taxes	—	—	—	—
Income (loss) from discontinued operations, net of tax	$—	$—	$—	$16

The following tables provide additional detail related to the results of operations of the discontinued operations (amounts in millions):

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Net sales	$127	$969	$1,028
Gain on sales of discontinued operations	12	9	—
Income (loss) before provision for income taxes	20	20	(6)
Provision for income taxes	—	—	—

Income (loss) from discontinued operations, net of tax	$20	$20	$(6)

GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Feb. 03, 2013
GOODWILL AND INTANGIBLE ASSETS
Carrying Amount of Goodwill by Reporting Unit

The carrying amount of goodwill by reporting unit is as follows (amounts in millions):

	As of February 3, 2013			As of January 29, 2012
	Gross Goodwill	Accumulated Impairments	Net Goodwill	Gross Goodwill	Accumulated Impairments	Net Goodwill
Waterworks	$1,876	$(815)	$1,061	$1,867	$(815)	$1,052
Facilities Maintenance	1,603	—	1,603	1,474	—	1,474
White Cap	183	(74)	109	183	(74)	109
Utilities(1)	284	(99)	185	285	(99)	186
Crown Bolt	215	(150)	65	215	—	215
Repair & Remodel	125	(30)	95	125	(30)	95
Electrical(1)	20	—	20	20	—	20
CTI	67	(67)	—	67	(67)	—
IPVF	—	—	—	82	(82)	—

Total goodwill	$4,373	$(1,235)	$3,138	$4,318	$(1,167)	$3,151

(1)
Utilities and Electrical are reporting units that, combined, comprise the Power Solutions segment.

Changes in Goodwill

The following table presents the changes in goodwill for the fiscal years presented (amounts in millions).

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Beginning Balance	$3,151	$3,150	$3,149
Acquisitions	138	12	—
Realization of tax deductible goodwill from a prior acquisition	(2)	(11)	—
Impairment	(150)	—	—
Translation & other adjustments	1	—	1

Ending Balance	$3,138	$3,151	$3,150

Components of Intangible Assets

HD Supply's intangible assets as of February 3, 2013 and January 29, 2012 consisted of the following (amounts in millions):

	As of February 3, 2013			As of January 29, 2012
	Gross Intangible	Accumulated Amortization	Net Intangible	Gross Intangible	Accumulated Amortization	Net Intangible
Customer relationships	$929	$(614)	$315	$1,532	$(983)	$549
Strategic purchase agreement	166	(122)	44	166	(99)	67
Trade names	153	(41)	112	152	(34)	118
Other	2	—	2	1	—	1

Total	$1,250	$(777)	$473	$1,851	$(1,116)	$735

DEBT (Tables)	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
Schedule of Long-term debt
	August 4, 2013		February 3, 2013
	Outstanding Principal	Interest Rate %(1)	Outstanding Principal	Interest Rate %(1)
Senior ABL Facility due 2017	$500	1.69	$300	1.96
Term Loans due 2017, net of unamortized discount of $21 million and $26 million as of August 4, 2013 and February 3, 2013, respectively	969	4.50	969	7.25
First Priority Notes due 2019, including unamortized premium of $19 million and $21 million as of August 4, 2013 and February 3, 2013, respectively	1,269	8.125	1,271	8.125
Second Priority Notes due 2020	675	11.00	675	11.00
October 2012 Senior Unsecured Notes due 2020	1,000	11.50	1,000	11.50
February 2013 Senior Unsecured Notes due 2020	1,275	7.50	1,275	7.50
January 2013 Senior Subordinated Notes due 2021	—	—	950	10.50
2007 Senior Subordinated Notes due 2015	—	—	889	13.50
Total long-term debt	$5,688		$7,329
Less current installments	(10)		(899)
Long-term debt, excluding current installments	$5,678		$6,430

(1) Represents the stated rate of interest, without including the effect of discounts or premiums.

Long-term debt as of February 3, 2013 and January 29, 2012 consisted of the following (dollars in millions):

	February 3, 2013		January 29, 2012
	Outstanding Principal	Interest Rate %(1)	Outstanding Principal	Interest Rate %(1)
ABL Facility due 2017	$300	1.96	$—	—
Old Term Loan due August 30, 2012	—	—	73	1.53
Old Term Loan due April 1, 2014	—	—	855	3.03
Old ABL Term Loan due April 1, 2014	—	—	214	3.56
Term Loan due 2017, net of unamortized discount of $26 million as of February 3, 2013	969	7.25	—	—
First Priority Notes due 2019, including unamortized premium of $21 million as of February 3, 2013	1,271	8.125	—	—
Second Priority Notes due 2020	675	11.00	—	—
Old Senior Notes due 2014	—	—	2,500	12.00
11.5% Senior Notes due 2020	1,000	11.50	—	—
7.5% Senior Notes due 2020	1,275	7.50	—	—
Senior Subordinated Notes due 2021	950	10.50	—	—
Old Senior Subordinated Notes due 2015	889	13.50	1,820	13.50

Total long-term debt	$7,329		5,462
Less current installments	(899)		(82)

Long-term debt, excluding current installments	$6,430		$5,380

(1)
Represents the stated rate of interest, without including the effect of discounts or premiums.

Maturities of Long-term Debt Outstanding

Maturities of long-term debt outstanding, in principal amounts, at February 3, 2013 are summarized below (amounts in millions):

	Fiscal Year
	2013(1)	2014	2015	2016	2017	Thereafter	Total
Principal maturities	$899	$10	$10	$10	$1,255	$5,150	$7,334
(1)
Includes $889 million of the Company's Old Senior Subordinated Notes due 2015. On January 9, 2013, the Company issued a notice of redemption, subject to the required thirty-day notification period, to redeem all of the remaining $889 million outstanding Old Senior Subordinated Notes. See Note 17, Subsequent Events—Debt Redemption.

8.125% Senior Secured First Priority Notes due 2019
Notes Redemption

Year	Percentage
2015	106.094%
2016	104.063%
2017	102.031%
2018 and thereafter	100.000%

11% Senior Secured Second Priority Notes due 2020
Notes Redemption

Year	Percentage
2016	105.500%
2017	102.750%
2018 and thereafter	100.000%

11.5% Senior Notes due 2020
Notes Redemption

Year	Percentage
2016	105.750%
2017	102.875%
2018 and thereafter	100.000%

7.5% Senior Unsecured Notes due 2020
Notes Redemption

Year	Percentage
2016	103.750%
2017	101.875%
2018 and thereafter	100.000%

10.5% Senior Subordinated Notes due 2021
Notes Redemption

Year	Percentage
2016	107.875%
2017	105.250%
2018	102.625%
2019 and thereafter	100.000%

FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
FAIR VALUE MEASUREMENTS
Financial Instruments not Reflected Fair Value on Balance Sheet
	As of August 4, 2013		As of February 3, 2013
	Recorded Amount(1)	Estimated Fair Value	Recorded Amount(1)	Estimated Fair Value
Senior ABL Facility	$500	$488	$300	$292
Term Loans and Notes	5,190	5,737	7,034	7,573
Total	$5,690	$6,225	$7,334	$7,865

(1) These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets. These amounts do not include any related discounts or premiums.

The Company's financial instruments that are not reflected at fair value on the balance sheet were as follows (amounts in millions):

	As of February 3, 2013		As of January 29, 2012
	Recorded Amount(1)	Estimated Fair Value(1)	Recorded Amount(1)	Estimated Fair Value(1)
ABL Facility	$300	$292	$—	$—
Term Loans and Notes	7,034	7,573	5,462	5,070

Total	$7,334	$7,865	$5,462	$5,070

(1)
These amounts do not include accrued interest; accrued interest is classified as Other current liabilities and Other liabilities in the accompanying Consolidated Balance Sheets. These amounts do not include any related discounts and premiums.

INCOME TAXES (Tables)	12 Months Ended
Feb. 03, 2013
INCOME TAXES
Components of Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes

The components of Income (Loss) from Continuing Operations before Provision (Benefit) for Income Taxes are as follows (amounts in millions):

	Fiscal Year Ended
	February 3, 2013	January 29, 2012	January 30, 2011
United States	$(1,210)	$(503)	$(606)
Foreign	14	19	21

Total	$(1,196)	$(484)	$(585)

Provision (Benefit) for Income Taxes

The Provision (Benefit) for Income Taxes consisted of the following (amounts in millions):

	Fiscal Year Ended
	February 3, 2013	January 29, 2012	January 30, 2011
Current:
Federal	$—	$—	$—
State	3	3	2
Foreign	2	—	6

	5	3	8
Deferred:
Federal	(3)	64	12
State	(1)	6	4
Foreign	—	(5)	4
Foreign realization of tax deductible goodwill from prior acquisitions	2	11	—

	(2)	76	20

Total	$3	$79	$28

Reconciliation of Provision (Benefit) for Income Taxes from Continuing Operations at Federal Statutory Rate of 35% to Actual Tax Provision (Benefit)

The reconciliation of the provision (benefit) for income taxes from continuing operations at the federal statutory rate of 35% to the actual tax provision (benefit) for fiscal 2012, fiscal 2011, and fiscal 2010 is as follows (amounts in millions):

	Fiscal Year Ended
	February 3, 2013	January 29, 2012	January 30, 2011
Income taxes at federal statutory rate	$(419)	$(169)	$(205)
State income taxes, net of federal income tax benefit	(53)	(24)	(15)
Non-deductible goodwill impairment	17	—	—
Non-deductible interest	14	15	13
Valuation allowance	442	259	228
Adjustments to tax reserves	(1)	12	4
Other, net	3	(14)	3

Total provision (benefit)	$3	$79	$28

Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of February 3, 2013 and January 29, 2012 were as follows (amounts in millions):

	February 3, 2013	January 29, 2012
Current:
Deferred Tax Assets:
Interest	$131	$33
Allowance for doubtful accounts	9	12
Inventory	37	49
Accrued compensation	1	3
Accrued self-insurance liabilities	5	5
Restructuring liabilities	4	7
Other accrued liabilities	23	27
Valuation allowance	(167)	(76)

Current deferred tax assets	43	60
Deferred Tax Liabilities:
Prepaid expense	$(1)	$(1)

Current deferred tax liabilities	(1)	(1)
Noncurrent:
Deferred Tax Assets:
Interest	$—	$236
Accrued compensation	33	27
Accrued self-insurance liabilities	13	15
Other accrued liabilities	7	8
Deferred revenue	8	8
Restructuring liabilities	29	32
Net operating loss	830	374
Net capital loss carryforward	—	10
Fixed assets	23	16
Other	22	21
Valuation allowance	(758)	(415)

Noncurrent deferred tax assets	207	332
Deferred Tax Liabilities:
Deferred Financing Costs	$(8)	$(24)
Software costs	(25)	(23)
Intangible assets	(193)	(316)
Income from discharge of indebtedness	(80)	(80)

Noncurrent deferred tax liabilities	(306)	(443)

Deferred tax assets (liabilities), net	$(57)	$(52)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits for Continuing Operations

A reconciliation of the beginning and ending amount of unrecognized tax benefits for continuing operations for fiscal 2012, fiscal 2011, and fiscal 2010 is as follows (amounts in millions):

	Fiscal Year Ended
	February 3, 2013	January 29, 2012	January 30, 2011
Unrecognized Tax Benefits beginning of period	$196	$192	$190
Gross increases for tax positions in current period	—	—	1
Gross increases for tax positions in prior period	2	6	4
Gross decreases for tax positions in prior period	0	—	—
Settlements	(1)	(1)	(3)
Lapse of statutes	(4)	(1)	—

Unrecognized Tax Benefits end of period	$193	$196	$192

STOCK-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Feb. 03, 2013
STOCK-BASED COMPENSATION
Exchanged and Issued Options

On February 3, 2010, as a result of employee elections under the Option Exchange Program, the Company exchanged and issued the following options:

Number of Eligible Options Exchanged	20,484,001
Number of Repriced Options issued in the Option Exchange Program	6,828,025
Number of New $10.00 Options issued in the Option Exchange Program	10,242,002

Summary of Option Activity

A summary of option activity under the HDS Plan is presented below (shares in thousands):

	Number of Shares	Weighted Average Option Price
Outstanding at January 31, 2010	20,899	$13.13

Granted(1)	21,495	7.66
Exercised	—	—
Canceled(2)	(23,927)	12.41

Outstanding at January 30, 2011	18,467	$7.69

Granted	12,485	4.62
Exercised	—	—
Canceled	(1,415)	6.63

Outstanding at January 29, 2012	29,537	$6.44

Granted	1,894	8.09
Exercised	(49)	7.34
Canceled	(1,746)	7.34

Outstanding at February 3, 2013	29,636	$6.50

(1)
Includes shares granted in conjunction with the Option Exchange Program

(2)
Includes shares canceled in conjunction with the Option Exchange Program

Option Pricing with Weighted Average Assumptions

	Fiscal Year Ended
	February 3, 2013	January 29, 2012	January 30, 2011
Risk-free interest rate	1.1%	2.8%	3.0%
Dividend yield	0.0%	0.0%	0.0%
Expected volatility factor	47.6%	46.0%	48.9%
Expected option life in years	6.5	6.6	6.8

SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION
Receivables
	August 4, 2013	February 3, 2013
Trade receivables, net of allowance for doubtful accounts	$1,136	$926
Vendor rebate receivables	67	66
Other receivables	18	16
Total receivables, net	$1,221	$1,008

Receivables as of February 3, 2013 and January 29, 2012 consisted of the following (amounts in millions):

	February 3, 2013	January 29, 2012
Trade receivables, net of allowance for doubtful accounts	$926	$919
Vendor rebate receivables	66	71
Other receivables	16	12

Total receivables, net	$1,008	$1,002

Property and Equipment

Property and equipment as of February 3, 2013 and January 29, 2012 consisted of the following (amounts in millions):

	February 3, 2013	January 29, 2012
Land	$37	$42
Buildings and improvements	201	206
Transportation equipment	60	44
Furniture, fixtures and equipment	301	298
Capitalized software	208	185
Construction in progress	38	40

	845	815
Less accumulated depreciation & amortization	(450)	(417)

Property and equipment, net	$395	$398

Schedule of other current liabilities

Other current liabilities as of February 3, 2013 and January 29, 2012 consisted of the following (amounts in millions):

	February 3, 2013	January 29, 2012
Accrued interest	$147	$233
Accrued non-income taxes	34	31
Branch closure & consolidation reserves	7	16
Other	103	98

Total other current liabilities	$291	$378

BRANCH CLOSURE AND CONSOLIDATION ACTIVITIES (Tables)	12 Months Ended
Feb. 03, 2013
BRANCH CLOSURE AND CONSOLIDATION ACTIVITIES
Activity for Liability Balances Included in Other Current Liabilities and Other Liabilities

The following table presents the activity for the liability balances, included in Other current liabilities and Other liabilities in the Consolidated Balance Sheets (amounts in millions):

	Severance	Occupancy Costs	Other	Total
Balance—January 31, 2010	$3	$66	$2	$71

Charges, net of reductions	2	4	2	8
Cash payments	(4)	(21)	(2)	(27)
Other	(1)	2	—	1

Balance—January 30, 2011	$—	$51	$2	$53

Charges, net of reductions	—	2	—	2
Cash payments	—	(13)	(2)	(15)

Balance—January 29, 2012	$—	$40	$—	$40

Charges, net of reductions	—	(4)	—	(4)
Cash payments	—	(14)	—	(14)
Other	—	(1)	—	(1)

Balance—February 3, 2013	$—	$21	$—	$21

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Feb. 03, 2013
COMMITMENTS AND CONTINGENCIES
Future Minimum Aggregate Rental Payments Under Non-Cancelable Operating Leases

Future minimum aggregate rental payments under non-cancelable operating leases as of February 3, 2013 are as follows (amounts in millions):

	Fiscal Year
	2013	2014	2015	2016	2017	Thereafter	Total
Operating Leases	$123	$101	$79	$59	$39	$81	$482

SEGMENT INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
SEGMENT INFORMATION
Net Sales Adjusted Earning Before Interest, Taxes, Depreciation and Amortization and Other Measures for Reportable Segments and Total Continuing Operations

	Facilities Maintenance	Waterworks	Power Solutions	White Cap	Corporate & Other	Total Continuing Operations
Three Months Ended August 4, 2013
Net Sales	$638	$601	$456	$336	$226	$2,257
Adjusted EBITDA	125	50	18	24	1	218
Depreciation(1) & Software Amortization	11	3	2	4	9	29
Other Intangible Amortization	20	1	4	5	3	33

Three Months Ended July 29, 2012
Net Sales	$571	$527	$440	$307	$214	$2,059
Adjusted EBITDA	109	39	20	18	6	192
Depreciation(1) & Software Amortization	10	2	2	3	7	24
Other Intangible Amortization	19	24	4	5	8	60

	Facilities Maintenance	Waterworks	Power Solutions	White Cap	Corporate & Other	Total Continuing Operations
Six Months Ended August 4, 2013
Net Sales	$1,199	$1,124	$918	$646	$438	$4,325
Adjusted EBITDA	225	88	36	38	(5)	382
Depreciation(1) & Software Amortization	22	5	3	8	17	55
Other Intangible Amortization	40	2	9	10	6	67

Six Months Ended July 29, 2012
Net Sales	$1,068	$988	$855	$573	$411	$3,895
Adjusted EBITDA	194	67	34	26	4	325
Depreciation(1) & Software Amortization	19	4	3	6	15	47
Other Intangible Amortization	38	48	9	10	15	120

(1) Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations and Comprehensive Income (Loss).

The following tables present Net sales, Adjusted EBITDA, and certain other measures for each of the reportable segments and total continuing operations for the periods indicated (amounts in millions):

	Fiscal Year 2012
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expenditures
Facilities Maintenance	$2,182	$389	$39	$79	$2,463	$35
Waterworks	2,028	137	10	96	1,562	12
Power Solutions	1,787	72	7	18	816	4
White Cap	1,178	56	12	20	521	22
Corporate & Other	860	29	28	30	1,972	42

Total continuing operations	$8,035	$683	$96	$243	$7,334	$115

	Fiscal Year 2011
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expenditures
Facilities Maintenance	$1,870	$318	$30	$75	$2,264	$32
Waterworks	1,772	112	5	95	1,562	5
Power Solutions	1,625	50	5	20	775	5
White Cap	981	17	14	19	481	16
Corporate & Other	780	11	31	35	1,656	51

Total continuing operations	$7,028	$508	$85	$244	$6,738	$109

	Fiscal Year 2010
	Net Sales	Adjusted EBITDA	Depreciation(1) & Software Amortization	Other Intangible Amortization	Total Assets(2)	Capital Expenditures
Facilities Maintenance	$1,682	$282	$28	$75	$2,265	$20
Waterworks	1,659	94	5	94	1,582	2
Power Solutions	1,462	49	5	19	740	2
White Cap	852	(10)	20	19	439	3
Corporate & Other	794	(4)	41	37	2,063	18

Total continuing operations	$6,449	$411	$99	$244	$7,089	$45

(1)
Depreciation includes amounts recorded within Cost of sales in the Consolidated Statements of Operations.

(2)
Total Assets include amounts attributable to discontinued operations for the periods prior to the dispositions.

Reconciliation of Adjusted EBITDA to Income (Loss) from Continuing Operations
	Three Months Ended		Six Months Ended
	August 4, 2013	July 29, 2012	August 4, 2013	July 29, 2012
Total Adjusted EBITDA	$218	$192	$382	$325
Depreciation and amortization	62	84	122	167
Stock-based compensation	5	5	8	10
Management fees and expenses	1	2	2	3
Other	—	(2)	—	(1)
Operating income (loss)	150	103	250	146
Interest expense	144	158	291	324
Loss on extinguishment & modification of debt	46	—	87	220
Other (income) expense, net	20	—	20	—
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(60)	(55)	(148)	(398)
Provision (benefit) for income taxes	12	1	55	34
Income (loss) from continuing operations	$(72)	$(56)	$(203)	$(432)

	Fiscal 2012	Fiscal 2011	Fiscal 2010
Total Adjusted EBITDA	$683	$508	$411
Depreciation and amortization	339	329	343
Stock-based compensation	16	20	17
Management fees and expenses	5	5	5
Restructuring	—	—	8
Goodwill & other intangible asset impairment	152	—	—
Other	—	(1)	1

Operating income	171	155	37
Interest expense	658	639	623
Loss on extinguishment of debt	709
Other (income) expense, net	—	—	(1)

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(1,196)	(484)	(585)
Provision (benefit) for income taxes	3	79	28

Income (loss) from continuing operations	$(1,199)	$(563)	$(613)

GUARANTOR SUBSIDIARIES (Tables)	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013
SUBSIDIARY GUARANTORS
Condensed Consolidating Income Statements
	Three Months Ended August 4, 2013
	Debt Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total HDS

Net Sales	$—	$2,136	$122	$(1)	$2,257
Cost of sales	—	1,504	92	—	1,596
Gross Profit	—	632	30	(1)	661
Operating expenses:
Selling, general and administrative	22	407	22	(1)	450
Depreciation and amortization	4	56	1	—	61
Total operating expenses	26	463	23	(1)	511
Operating Income (Loss)	(26)	169	7	—	150
Interest expense	145	73	1	(75)	144
Interest (income)	(75)	—	—	75	—
Net (earnings) loss of equity affiliates	(127)	—	—	127	—
Loss on extinguishment & modification of debt	46	—	—	—	46
Other (income) expense, net	20	—	—	—	20
Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(35)	96	6	(127)	(60)
Provision (benefit) for income taxes	37	(25)	—	—	12
Income (Loss) from Continuing Operations	(72)	121	6	(127)	(72)
Income (loss) from discontinued operations, net of tax	—	—	—	—	—
Net Income (Loss)	(72)	121	6	(127)	(72)
Other comprehensive income (loss) — foreign currency translation adjustment	(3)	—	(3)	3	(3)
Total Comprehensive Income (Loss)	$(75)	$121	$3	$(124)	$(75)

	Three Months Ended July 29, 2012
	Debt Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total HDS

Net Sales	$—	$1,954	$105	$—	$2,059
Cost of sales	—	1,388	77	—	1,465
Gross Profit	—	566	28	—	594
Operating expenses:
Selling, general and administrative	16	371	21	—	408
Depreciation and amortization	3	79	1	—	83
Total operating expenses	19	450	22	—	491
Operating Income (Loss)	(19)	116	6	—	103
Interest expense	179	75	—	(96)	158
Interest (income)	(75)	—	(21)	96	—
Net (earnings) loss of equity affiliates	(65)	—	—	65	—
Other (income) expense, net	—	—	—	—	—
Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(58)	41	27	(65)	(55)
Provision (benefit) for income taxes	(2)	(6)	9	—	1
Income (Loss) from Continuing Operations	(56)	47	18	(65)	(56)
Income (loss) from discontinued operations, net of tax	—	—	—	—	—
Net Income (Loss)	$(56)	$47	$18	$(65)	$(56)
Other comprehensive income — foreign currency translation adjustment	(3)	—	(3)	3	(3)
Total Comprehensive Income (Loss)	$(59)	$47	$15	$(62)	$(59)

	Six Months Ended August 4, 2013
	Debt Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total HDS

Net Sales	$—	$4,102	$224	$(1)	$4,325
Cost of sales	—	2,900	166	—	3,066
Gross Profit	—	1,202	58	(1)	1,259
Operating expenses:
Selling, general and administrative	41	805	44	(1)	889
Depreciation and amortization	8	111	1	—	120
Total operating expenses	49	916	45	(1)	1,009
Operating Income (Loss)	(49)	286	13	—	250
Interest expense	292	148	1	(150)	291
Interest (income)	(149)	(1)	—	150	—
Net (earnings) loss of equity affiliates	(196)	—	—	196	—
Loss on extinguishment & modification of debt	87	—	—	—	87
Other (income) expense, net	20	—	—	—	20
Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(103)	139	12	(196)	(148)
Provision (benefit) for income taxes	100	(46)	1	—	55
Income (Loss) from Continuing Operations	(203)	185	11	(196)	(203)
Income (loss) from discontinued operations, net of tax	—	—	—	—	—
Net Income (Loss)	(203)	185	11	(196)	(203)
Other comprehensive income (loss) — foreign currency translation adjustment	(4)	—	(4)	4	(4)
Total Comprehensive Income (Loss)	$(207)	$185	$7	$(192)	$(207)

	Six Months Ended July 29, 2012
	Debt Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total HDS

Net Sales	$—	$3,690	$205	$—	$3,895
Cost of sales	—	2,627	151	—	2,778
Gross Profit	—	1,063	54	—	1,117
Operating expenses:
Selling, general and administrative	36	726	43	—	805
Depreciation and amortization	7	158	1	—	166
Total operating expenses	43	884	44	—	971
Operating Income (Loss)	(43)	179	10	—	146
Interest expense	367	150	—	(193)	324
Interest (income)	(150)	(2)	(41)	193	—
Net (earnings) loss of equity affiliates	(72)	—	—	72	—
Loss on extinguishment & modification of debt	220	—	—	—	220
Income (Loss) From Continuing Operations Before Provision (Benefit) for Income Taxes	(408)	31	51	(72)	(398)
Provision (benefit) for income taxes	16	(3)	21	—	34
Income (Loss) from Continuing Operations	(424)	34	30	(72)	(432)
Income (loss) from discontinued operations, net of tax	8	8	—	—	16
Net Income (Loss)	$(416)	$42	$30	$(72)	$(416)
Other comprehensive income — foreign currency translation adjustment	—	—	—	—	—
Total Comprehensive Income (Loss)	$(416)	$42	$30	$(72)	$(416)

The following supplemental financial information sets forth, on a consolidating basis, the condensed statements of operations and comprehensive income (loss), the condensed balance sheets, and the condensed statements of cash flows for the parent company issuer of the Notes, HD Supply, Inc., (the "Parent Issuer"), for the Guarantor Subsidiaries and for the Non-guarantor Subsidiaries and total consolidated HD Supply, Inc. and subsidiaries (amounts in millions):

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	Fiscal Year 2012
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$7,608	$428	$(1)	$8,035
Cost of sales	—	5,398	317	—	5,715

Gross Profit	—	2,210	111	(1)	2,320
Operating expenses:
Selling, general and administrative	64	1,504	94	(1)	1,661
Depreciation and amortization	13	321	2	—	336
Goodwill & other intangible asset impairment	—	152	—	—	152

Total operating expenses	77	1,977	96	(1)	2,149
Operating Income (Loss)	(77)	233	15	—	171
Interest expense	715	301	1	(359)	658
Interest (income)	(302)	(3)	(54)	359	—
Net (earnings) loss of equity affiliates	14	—	—	(14)	—
Loss on extinguishment of debt	709	—	—	—	709

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(1,213)	(65)	68	14	(1,196)
Provision (benefit) for income taxes	(22)	—	25	—	3

Income (Loss) from Continuing Operations	(1,191)	(65)	43	14	(1,199)
Income (loss) from discontinued operations, net of tax	12	8	—	—	20

Net Income (Loss)	$(1,179)	$(57)	$43	$14	$(1,179)

Other comprehensive income—foreign currency translation adjustment	—	—	—	—	—

Total Comprehensive Income (Loss)	$(1,179)	$(57)	$43	$14	$(1,179)

	Fiscal Year 2011
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$6,630	$398	$—	$7,028
Cost of sales	—	4,720	294	—	5,014

Gross Profit	—	1,910	104	—	2,014
Operating expenses:
Selling, general and administrative	78	1,372	82	—	1,532
Depreciation and amortization	12	313	2	—	327

Total operating expenses	90	1,685	84	—	1,859
Operating Income (Loss)	(90)	225	20	—	155
Interest expense	722	298	1	(382)	639
Interest (income)	(299)	(3)	(80)	382	—
Net (earnings) loss of equity affiliates	30	—	—	(30)	—

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(543)	(70)	99	30	(484)
Provision (benefit) for income taxes	32	10	37	—	79

Income (Loss) from Continuing Operations	(575)	(80)	62	30	(563)
Income (loss) from discontinued operations, net of tax	32	(15)	3	—	20

Net Income (Loss)	$(543)	$(95)	$65	$30	$(543)

Other comprehensive income—foreign currency translation adjustment	(1)	—	(1)	1	(1)

Total Comprehensive Income (Loss)	$(544)	$(95)	$64	$31	$(544)

	Fiscal Year 2010
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net Sales	$—	$6,085	$364	$—	$6,449
Cost of sales	—	4,339	269	—	4,608

Gross Profit	—	1,746	95	—	1,841
Operating expenses:
Selling, general and administrative	82	1,302	71	—	1,455
Depreciation and amortization	16	322	3	—	341
Restructuring	—	8	—	—	8

Total operating expenses	98	1,632	74	—	1,804
Operating Income (Loss)	(98)	114	21	—	37
Interest expense	701	298	—	(376)	623
Interest (income)	(298)	(4)	(74)	376	—
Loss on extinguishment of debt	2	—	—	—	2
Other (income) expense, net	(3)	—	—	—	(3)
Net (earnings) loss of equity affiliates	178	—	—	(178)	—

Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(678)	(180)	95	178	(585)
Provision (benefit) for income taxes	(17)	6	39	—	28

Income (Loss) from Continuing Operations	(661)	(186)	56	178	(613)
Income (loss) from discontinued operations, net of tax	42	(49)	1	—	(6)

Net Income (Loss)	$(619)	$(235)	$57	$178	$(619)

Other comprehensive income:
Foreign currency translation adjustment	9	—	9	(9)	9
Unrealized gains on derivatives, net of tax	1	—	—	—	1

Total Comprehensive Income (Loss)	$(609)	$(235)	$66	$169	$(609)

Condensed Consolidating Balance Sheets
	As of August 4, 2013
	Debt Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total HDS
ASSETS
Current assets:
Cash and cash equivalents	$59	$18	$32	$—	$109
Receivables, net	4	1,138	79	—	1,221
Inventories	—	1,047	61	—	1,108
Deferred tax asset	—	48	1	(46)	3
Intercompany receivable	—	1	—	(1)	—
Other current assets	10	33	4	—	47
Total current assets	73	2,285	177	(47)	2,488

Property and equipment, net	64	332	5	—	401
Goodwill	—	3,133	6	—	3,139
Intangible assets, net	—	402	4	—	406
Deferred tax asset	40	—	6	(40)	6
Investment in subsidiaries	2,955	—	—	(2,955)	—
Intercompany notes receivable	2,774	558	—	(3,332)	—
Other assets	141	5	1	—	147
Total assets	$6,047	$6,715	$199	$(6,374)	$6,587

LIABILITIES AND STOCKHOLDER’S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$13	$755	$47	$—	$815
Accrued compensation and benefits	30	82	4	—	116
Current installments of long-term debt	10	—	—	—	10
Deferred tax liabilities	46	—	—	(46)	—
Intercompany payable	—	—	1	(1)	—
Other current liabilities	151	103	12	—	266
Total current liabilities	250	940	64	(47)	1,207

Long-term debt, excluding current installments	5,678	—	—	—	5,678
Deferred tax liabilities	—	151	—	(40)	111
Intercompany notes payable	558	2,774	—	(3,332)	—
Other liabilities	314	24	6	—	344
Total liabilities	6,800	3,889	70	(3,419)	7,340

Stockholder’s equity (deficit)	(753)	2,826	129	(2,955)	(753)
Total liabilities and stockholder’s equity (deficit)	$6,047	$6,715	$199	$(6,374)	$6,587

	As of February 3, 2013
	Debt Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Total HDS
ASSETS
Current assets:
Cash and cash equivalents	$91	$15	$35	$—	$141
Cash equivalents restricted for debt redemption	936	—	—	—	936
Receivables, net	4	937	67	—	1,008
Inventories	—	928	59	—	987
Deferred tax asset	—	48	1	(7)	42
Intercompany receivable	—	1	—	(1)	—
Other current assets	9	37	3	—	49
Total current assets	1,040	1,966	165	(8)	3,163

Property and equipment, net	66	323	6	—	395
Goodwill	—	3,132	6	—	3,138
Intangible assets, net	—	469	4	—	473
Deferred tax asset	48	—	6	(48)	6
Investment in subsidiaries	2,854	—	—	(2,854)	—
Intercompany notes receivable	2,774	634	—	(3,408)	—
Other assets	153	6	—	—	159
Total assets	$6,935	$6,530	$187	$(6,318)	$7,334

LIABILITIES AND STOCKHOLDER’S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$14	$638	$41	$—	$693
Accrued compensation and benefits	46	108	6	—	160
Current installments of long-term debt	899	—	—	—	899
Deferred tax liabilities	7	—	—	(7)	—
Intercompany payable	—	—	1	(1)	—
Other current liabilities	183	98	10	—	291
Total current liabilities	1,149	844	58	(8)	2,043

Long-term debt, excluding current installments	6,430	—	—	—	6,430
Deferred tax liabilities	—	152	—	(48)	104
Intercompany notes payable	634	2,774	—	(3,408)	—
Other liabilities	313	28	7	—	348
Total liabilities	8,526	3,798	65	(3,464)	8,925

Stockholder’s equity (deficit)	(1,591)	2,732	122	(2,854)	(1,591)
Total liabilities and stockholder’s equity (deficit)	$6,935	$6,530	$187	$(6,318)	$7,334

	As of February 3, 2013
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$91	$15	$35	$—	$141
Cash equivalents restricted for debt redemption	936	—	—	—	936
Receivables, net	4	937	67	—	1,008
Inventories	—	928	59	—	987
Deferred tax asset	—	48	1	(7)	42
Intercompany receivable	—	1	—	(1)	—
Other current assets	9	37	3	—	49

Total current assets	1,040	1,966	165	(8)	3,163

Property and equipment, net	66	323	6	—	395
Goodwill	—	3,132	6	—	3,138
Intangible assets, net	—	469	4	—	473
Deferred tax asset	48	—	6	(48)	6
Investment in subsidiaries	2,854	—	—	(2,854)	—
Intercompany notes receivable	2,774	634	—	(3,408)	—
Other assets	153	6	—	—	159

Total assets	$6,935	$6,530	$187	$(6,318)	$7,334

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$14	$638	$41	$—	$693
Accrued compensation and benefits	46	108	6	—	160
Current installments of long-term debt	899	—	—	—	899
Deferred tax liabilities	7	—	—	(7)	—
Intercompany payable	—	—	1	(1)	—
Other current liabilities	183	98	10	—	291

Total current liabilities	1,149	844	58	(8)	2,043

Long-term debt, excluding current installments	6,430	—	—	—	6,430
Deferred tax liabilities	—	152	—	(48)	104
Intercompany notes payable	634	2,774	—	(3,408)	—
Other liabilities	313	28	7	—	348

Total liabilities	8,526	3,798	65	(3,464)	8,925

Stockholder's equity (deficit)	(1,591)	2,732	122	(2,854)	(1,591)

Total liabilities and stockholder's equity (deficit)	$6,935	$6,530	$187	$(6,318)	$7,334

	As of January 29, 2012
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
ASSETS
Current assets:
Cash and cash equivalents	$49	$12	$50	$—	$111
Receivables, net	4	922	97	(21)	1,002
Inventories	—	1,027	81	—	1,108
Deferred tax asset	—	89	2	(33)	58
Other current assets	8	34	5	—	47

Total current assets	61	2,084	235	(54)	2,326

Property and equipment, net	61	331	6	—	398
Goodwill	—	3,143	8	—	3,151
Intangible assets, net	—	731	4	—	735
Deferred tax asset	158	—	6	(164)	—
Investment in subsidiaries	3,456	—	—	(3,456)	—
Intercompany notes receivable	2,774	641	—	(3,415)	—
Other assets	122	6	261	(261)	128

Total assets	$6,632	$6,936	$520	$(7,350)	$6,738

LIABILITIES AND STOCKHOLDER'S EQUITY (DEFICIT)
Current liabilities:
Accounts payable	$21	$648	$45	$—	$714
Accrued compensation and benefits	42	93	5	—	140
Current installments of long-term debt	82	—	—	—	82
Deferred tax liabilities	33	—	—	(33)	—
Other current liabilities	284	104	11	(21)	378

Total current liabilities	462	845	61	(54)	1,314

Long-term debt, excluding current installments	5,641	—	—	(261)	5,380
Deferred tax liabilities	—	275	—	(164)	111
Intercompany notes payable	641	2,774	—	(3,415)	—
Other liabilities	316	37	8	—	361

Total liabilities	7,060	3,931	69	(3,894)	7,166

Stockholder's equity	(428)	3,005	451	(3,456)	(428)

Total liabilities and stockholder's equity (deficit)	$6,632	$6,936	$520	$(7,350)	$6,738

Condensed Consolidating Cash Flow Statements

	Six Months Ended August 4, 2013
	Debt Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total HDS
Net cash flows from operating activities	$(550)	$(26)	$(1)	$—	$(577)

Cash flows from investing activities
Capital expenditures	(11)	(52)	(1)	—	(64)
Proceeds from sale of property and equipment	—	5	—	—	5
Settlement of acquisition of a business	—	2	—	—	2
Proceeds from sale of investments	936	—	—	—	936
(Investments in) return of capital of equity affiliates	2	—	—	(2)	—
Proceeds from (payments of) intercompany notes	—	76	—	(76)	—

Net cash flows from investing activities	927	31	(1)	(78)	879

Cash flows from financing activities
Equity contribution (return of capital)	1,038	(2)	—	2	1,038
Borrowings (repayments) of intercompany notes	(76)	—	—	76	—
Borrowings of long-term debt	79	—	—	—	79
Repayments of long-term debt	(1,619)	—	—	—	(1,619)
Borrowings on long-term revolver	520	—	—	—	520
Repayments of long-term revolver	(320)	—	—	—	(320)
Debt issuance and modification fees	(34)	—	—	—	(34)
Other financing activities	3	—	—	—	3

Net cash flows from financing activities	(409)	(2)	—	78	(333)

Effect of exchange rates on cash	—	—	(1)	—	(1)

Net increase (decrease) in cash & cash equivalents	$(32)	$3	$(3)	$—	$(32)
Cash and cash equivalents at beginning of period	91	15	35	—	141

Cash and cash equivalents at end of period	$59	$18	$32	$—	$109

	Six Months Ended July 29, 2012
	Debt Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total HDS
Net cash flows from operating activities	$(318)	$(18)	$37	$(25)	$(324)

Cash flows from investing activities
Capital expenditures	(14)	(38)	—	—	(52)
Proceeds from sale of property and equipment	—	2	—	—	2
Purchase of debt investments	—	—	(1)	1	—
Payment for a business acquired	—	(196)	—	—	(196)
Proceeds from sale of a business	463	—	1	—	464
Proceeds from (payments of) intercompany notes	—	59	—	(59)	—
(Investments in) return of capital of equity affiliates	(169)	—	—	169	—
Other investing activities	—	—	(3)	—	(3)

Net cash flows from investing activities	280	(173)	(3)	111	215

Cash flows from financing activities
Dividend payment	—	—	(25)	25	—
Equity contribution (return of capital)	—	204	(35)	(169)	—
Borrowings (repayments) of intercompany notes	(59)	—	—	59	—
Borrowings of long-term debt	2,817	—	—	—	2,817
Repayments of long-term debt	(3,287)	—	—	(1)	(3,288)
Borrowings on long-term revolver	997	—	7	—	1,004
Repayments of long-term revolver	(372)	—	—	—	(372)
Debt issuance and modification fees	(73)	—	—	—	(73)

Net cash flows from financing activities	23	204	(53)	(86)	88

Effect of exchange rates on cash	—	—	—	—	—

Net increase (decrease) in cash & cash equivalents	$(15)	$13	$(19)	$—	$(21)
Cash and cash equivalents at beginning of period	49	12	50	—	111

Cash and cash equivalents at end of period	$34	$25	$31	$—	$90

	Fiscal Year 2012
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$(813)	$110	$73	$(51)	$(681)

Cash flows from investing activities
Capital expenditures	(26)	(87)	(2)	—	(115)
Proceeds from sale of property and equipment	—	17	—	—	17
Payment for a business acquired	—	(248)	—	—	(248)
Proceeds from sale of a business	480	—	1	—	481
Purchase of other investments	(1,921)	—	—	—	(1,921)
Proceeds from sale of investments	985	—	—	—	985
Purchase of debt investments	—	—	(1)	1	—
Proceeds from (payments of) intercompany notes	—	6	—	(6)	—
Investments (return of capital) in equity affiliates	(169)	—	—	169	—
Other investing activities	—	1	—	—	1

Net cash flows from investing activities	(651)	(311)	(2)	164	(800)

Cash flows from financing activities
Dividend payment	—	—	(51)	51	—
Equity contribution (return of capital)	—	204	(35)	(169)	—
Borrowings (repayments) of intercompany notes	(6)	—	—	6	—
Borrowings of long-term debt	6,365	—	—	—	6,365
Repayments of long-term debt	(5,023)	—	—	(1)	(5,024)
Borrowings on long-term revolver	1,291	—	10	—	1,301
Repayments of long-term revolver	(991)	—	(10)	—	(1,001)
Debt issuance and modification fees	(132)	—	—	—	(132)
Other financing activities	2	—	—	—	2

Net cash flows from financing activities	1,506	204	(86)	(113)	1,511

Net increase (decrease) in cash & cash equivalents	$42	$3	$(15)	$—	$30
Cash and cash equivalents at beginning of period	49	12	50	—	111

Cash and cash equivalents at end of period	$91	$15	$35	$—	$141

	Fiscal Year 2011
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$(629)	$458	$6	$—	$(165)
Cash flows from investing activities
Capital expenditures	(15)	(98)	(2)	—	(115)
Proceeds from sales of property and equipment	—	4	—	—	4
Payments for businesses acquired	—	(21)	—	—	(21)
Proceeds from sale of a business	117	—	11	—	128
Purchase of investments	(21)	(2)	—	—	(23)
Proceeds from sale of investments	21	—	—	—	21
Proceeds from (payments of) intercompany notes	—	(337)	—	337	—

Net cash flows from investing activities	102	(454)	9	337	(6)
Cash flows from financing activities
Borrowings (repayments) of intercompany notes	337	—	—	(337)	—
Repayments of long-term debt	(10)	—	—	—	(10)
Borrowings on long-term revolver	1,053	—	—	—	1,053
Repayments of long-term revolver	(1,053)	—	—	—	(1,053)

Net cash flows from financing activities	327	—	—	(337)	(10)
Effect of exchange rates on cash	—	—	—	—	—

Net increase (decrease) in cash & cash equivalents	$(200)	$4	$15	$—	$(181)
Cash and cash equivalents at beginning of period	249	8	35	—	292

Cash and cash equivalents at end of period	$49	$12	$50	$—	$111

	Fiscal Year 2010
	Parent Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Total
Net cash flows from operating activities	$452	$83	$16	$—	$551
Cash flows from investing activities
Capital expenditures	(6)	(41)	(2)	—	(49)
Proceeds from sales of property and equipment	—	4	—	—	4
Proceeds from (payments of) intercompany notes	—	(46)	—	46	—
Return of investment	33	—	—	(33)	—

Net cash flows from investing activities	27	(83)	(2)	13	(45)
Cash flows from financing activities
Equity contribution (return of capital)	1	—	(33)	33	1
Borrowings (repayments) of intercompany notes	46	—	—	(46)	—
Repayments of long-term debt	(40)	—	—	—	(40)
Borrowings on long-term revolver	178	—	—	—	178
Repayments of long-term revolver	(860)	—	—	—	(860)
Debt modification and issuance costs	(34)	—	—	—	(34)

Net cash flows from financing activities	(709)	—	(33)	(13)	(755)
Effect of exchange rates on cash	—	—	2	—	2

Net increase (decrease) in cash & cash equivalents	$(230)	$—	$(17)	$—	$(247)
Cash and cash equivalents at beginning of period	479	8	52	—	539

Cash and cash equivalents at end of period	$249	$8	$35	$—	$292

QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Feb. 03, 2013
QUARTERLY FINANCIAL DATA (UNAUDITED)
Summary of Quarterly Consolidated Results of Operations

The following is a summary of the quarterly consolidated results of operations for the fiscal years ended February 3, 2013 and January 29, 2012 (amounts in millions):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	TOTAL
Fiscal Year 2012
Net sales	$1,836	$2,059	$2,146	$1,994	$8,035
Gross profit	523	594	616	587	2,320
Loss from continuing operations	(376)	(56)	(53)	(714)	(1,199)
Net income (loss)	(360)	(56)	(50)	(713)	(1,179)
Fiscal Year 2011
Net sales	$1,608	$1,875	$1,893	$1,652	$7,028
Gross profit	460	533	535	486	2,014
Loss from continuing operations	(169)	(108)	(119)	(167)	(563)
Net income (loss)	(164)	(101)	(105)	(173)	(543)

NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013 location	Jul. 29, 2012	Aug. 04, 2013 customer segment location	Jul. 29, 2012	Feb. 03, 2013 product segment location	Jan. 29, 2012	Jan. 30, 2011	Feb. 03, 2010 HDS Plan Stock options	Aug. 04, 2013 Minimum product location	Feb. 03, 2013 Minimum customer	Aug. 04, 2013 Maximum	Feb. 03, 2013 Maximum	Feb. 03, 2013 Maximum HDS Plan	Feb. 03, 2013 Maximum HDS Plan Stock options	Feb. 03, 2013 Building Improvements Minimum	Feb. 03, 2013 Building Improvements Maximum	Feb. 03, 2013 Transportation Equipment Minimum	Feb. 03, 2013 Transportation Equipment Maximum	Feb. 03, 2013 Furniture, Fixtures and Equipment Minimum	Feb. 03, 2013 Furniture, Fixtures and Equipment Maximum	Feb. 03, 2013 Capitalized Software	Jan. 29, 2012 Capitalized Software	Jan. 30, 2011 Capitalized Software	Feb. 03, 2013 Capitalized Software Minimum	Feb. 03, 2013 Capitalized Software Maximum	Aug. 04, 2013 U.S. location	Feb. 03, 2013 U.S. location	Aug. 04, 2013 Canada location	Feb. 03, 2013 Canada location
Nature of Business and Accounting Policy disclosures
Number of professional customer				500,000							500,000
Number of SKUs offered						1,000,000				1,000,000
Number of operating locations		635				635				600
Number of states or provinces		9				9																					46	46	9	9
Reportable segment				4		4
Number of weeks in fiscal year										364 days	364 days	371 days	371 days
Number of weeks in current fiscal year	91 days		91 days	182 days	182 days	371 days	364 days	364 days
Vendor rebates receivables	$ 67	$ 66		$ 67		$ 66	$ 71
Estimated useful life																5 years	45 years	5 years	7 years	2 years	10 years				3 years	6 years
Accumulated amortization		450				450	417															126	114
Property and equipment, net	401	395		401		395	398															82	71
Amortization cost				122	170	342	350	369														30	28	31
Goodwill and other intangible asset impairment		150				150	0	0
Self-insurance reserves	93	94		93		94	101
Revenues from services						134	115	98
Shipping and handling costs						116	96	91
Advertising expenses						$ 34	$ 24	$ 21
Number of shares registered for issuance pursuant to awards									55,600,000					55,600,000	30,900,000

ACQUISITIONS (Details) (USD $) In Millions, unless otherwise specified	Feb. 03, 2013 location	Dec. 03, 2012 Water Products	Jun. 29, 2012 Peachtree Business Products LLC	Jun. 29, 2012 Peachtree Business Products LLC Customer Relationships	May 02, 2011 Rexford Albany Municipal Supply Company Incorporated location	Jan. 29, 2012 Rexford Albany Municipal Supply Company Incorporated Customer Relationships
Acquisition disclosures
Business acquisition, purchase price		$ 52	$ 196		$ 21
Number of locations	635				4
Business acquisition, goodwill recorded			129
Business acquisition, definite-lived intangible assets recorded			53	50
Business acquisition, property & equipment recorded			12
Business acquisition, net working capital recorded			8
Business acquisition, deferred tax liabilities recorded			6
Business acquisition, goodwill expected to be deductible for tax purposes			$ 47
Definite-lived intangible asset, average useful life				10 years 10 months 24 days		5 years 7 months 6 days

DISCONTINUED OPERATIONS (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended	3 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Mar. 26, 2012 IPVF	Mar. 31, 2012 IPVF	Oct. 28, 2012 IPVF	Apr. 29, 2012 IPVF	Sep. 30, 2011 Plumbing/HVAC	Feb. 03, 2013 Plumbing/HVAC	Feb. 28, 2011 SESCO/QUESCO	Feb. 03, 2013 SESCO/QUESCO
Discontinued operations disclosures
Proceeds from sale of issued and outstanding equity interests, net	$ 464	$ 481	$ 128	$ 464	$ 477	$ 13		$ 116		$ 11
Sale of issued and outstanding equity interests, transaction cost				5	5			4	1
Sale of issued and outstanding equity interests, pre-tax gain	9	12	9		12	3	9	7		2
Increase (decrease) in escrow related to sale of business								$ 8	$ (4)	$ 1	$ (1)

DISCONTINUED OPERATIONS (Details 2) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
DISCONTINUED OPERATIONS
Net sales	$ 127	$ 127	$ 969	$ 1,028
Gain on sale of discontinued operations	9	12	9
Income (loss) before provision for income taxes	16	20	20	(6)
Income (Loss) from discontinued operations, net of tax	$ 16	$ 20	$ 20	$ (6)

RELATED PARTIES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended										3 Months Ended	12 Months Ended	0 Months Ended		3 Months Ended	12 Months Ended												1 Months Ended		12 Months Ended			1 Months Ended
	Aug. 04, 2013	Feb. 03, 2013	Jul. 29, 2012	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011	Feb. 08, 2013 Old Senior Subordinated Notes	Feb. 03, 2013 Old Senior Subordinated Notes	Jan. 29, 2012 Old Senior Subordinated Notes	Feb. 01, 2013 14.875% Senior Notes	Apr. 12, 2012 14.875% Senior Notes	Feb. 08, 2013 Equity Sponsors Old Senior Subordinated Notes	Aug. 04, 2013 Equity Sponsors Other Indebtedness	Feb. 03, 2013 Crown Bolt	Feb. 03, 2013 Crown Bolt	Feb. 01, 2013 Crown Bolt Home Depot Incorporated Guaranteed purchases from Crown Bolt	Feb. 03, 2013 Crown Bolt Home Depot Incorporated Guaranteed purchases from Crown Bolt	Feb. 01, 2013 Crown Bolt Home Depot Incorporated Guaranteed purchases from Crown Bolt	Jan. 29, 2012 Crown Bolt Home Depot Incorporated Guaranteed purchases from Crown Bolt	Jan. 30, 2011 Crown Bolt Home Depot Incorporated Guaranteed purchases from Crown Bolt	Feb. 03, 2013 HD Supply Holdings, Inc.	Jan. 29, 2012 HD Supply Holdings, Inc.	Feb. 03, 2013 HD Supply Holdings, Inc. Home Depot Incorporated	Jan. 29, 2012 HD Supply Holdings, Inc. Home Depot Incorporated	Jan. 30, 2011 HD Supply Holdings, Inc. Home Depot Incorporated	Feb. 03, 2013 HD Supply Holdings, Inc. Equity Sponsors	Jan. 29, 2012 HD Supply Holdings, Inc. Equity Sponsors	Jan. 30, 2011 HD Supply Holdings, Inc. Equity Sponsors	Feb. 03, 2013 HD Supply Holdings, Inc. Equity Sponsors Old Senior Subordinated Notes	Feb. 03, 2013 HD Supply Holdings, Inc. Equity Sponsors Other Indebtedness	Aug. 30, 2007 HD Supply Holdings, Inc. Equity Sponsors Annual management fee 2007-2017	Feb. 03, 2013 HD Supply Holdings, Inc. Equity Sponsors Annual management fee 2007-2017 14.875% Senior Notes	Feb. 03, 2013 HD Supply Holdings, Inc. Equity sponsors and affiliates	Jan. 29, 2012 HD Supply Holdings, Inc. Equity sponsors and affiliates	Jan. 30, 2011 HD Supply Holdings, Inc. Equity sponsors and affiliates	Aug. 30, 2007 HDS Investment Holding Incorporated Home Depot Incorporated
Related Party transaction disclosures
Payments to Home Depot					$ 464	$ 481	$ 128																$ 480	$ 117
Payments to Home Depot						248	21																															8,200
Percentage of common stock ownership of Holding which Home Depot received																																						12.50%
Value of Holding common stock which Home Depot received																																						325
Amount of products sold to Home Depot																			19		20	12			296	275	299
Accounts receivable from Home Depot																									44	45
Extended period of strategic purchase agreement																		5 years		5 years
Non-cash impairment charge		152				152										150	152
Management fees and expenses	1		2	2	3	5	5	5																				5	5	5			5
Purchases from related party																																			57	60	24
Notes owned by affiliates of the Equity Sponsors beneficially, outstanding principal															$ 34																$ 348	$ 49
Senior Subordinated Notes, interest rate (as a percent)									13.50%	13.50%	13.50%	14.88%	14.88%																					14.88%
Percentage of outstanding debt owned by related party														39.00%																	39.00%

GOODWILL AND INTANGIBLE ASSETS (Details) (USD $)	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010	Feb. 03, 2013 Waterworks	Jan. 29, 2012 Waterworks	Feb. 03, 2013 Facilities Maintenance	Jan. 29, 2012 Facilities Maintenance	Feb. 03, 2013 White Cap	Jan. 29, 2012 White Cap	Feb. 03, 2013 Utilities	Jan. 29, 2012 Utilities	Feb. 03, 2013 Crown Bolt	Jan. 29, 2012 Crown Bolt	Feb. 03, 2013 Repair And Remodel	Jan. 29, 2012 Repair And Remodel	Feb. 03, 2013 Electrical	Jan. 29, 2012 Electrical	Feb. 03, 2013 Creative Touch Interiors	Jan. 29, 2012 Creative Touch Interiors	Jan. 29, 2012 Industrial Pipes Valves And Fittings	Oct. 28, 2012 Reporting unit one
Goodwill by reporting unit
Gross Goodwill		$ 4,373,000,000	$ 4,318,000,000			$ 1,876,000,000	$ 1,867,000,000	$ 1,603,000,000	$ 1,474,000,000	$ 183,000,000	$ 183,000,000	$ 284,000,000	$ 285,000,000	$ 215,000,000	$ 215,000,000	$ 125,000,000	$ 125,000,000	$ 20,000,000	$ 20,000,000	$ 67,000,000	$ 67,000,000	$ 82,000,000	$ 0
Accumulated Impairments		(1,235,000,000)	(1,167,000,000)			(815,000,000)	(815,000,000)			(74,000,000)	(74,000,000)	(99,000,000)	(99,000,000)	(150,000,000)		(30,000,000)	(30,000,000)			(67,000,000)	(67,000,000)	(82,000,000)
Net Goodwill	$ 3,139,000,000	$ 3,138,000,000	$ 3,151,000,000	$ 3,150,000,000	$ 3,149,000,000	$ 1,061,000,000	$ 1,052,000,000	$ 1,603,000,000	$ 1,474,000,000	$ 109,000,000	$ 109,000,000	$ 185,000,000	$ 186,000,000	$ 65,000,000	$ 215,000,000	$ 95,000,000	$ 95,000,000	$ 20,000,000	$ 20,000,000

GOODWILL AND INTANGIBLE ASSETS (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended
	Feb. 03, 2013 segment	Feb. 03, 2013 segment	Feb. 03, 2013 Waterworks	Feb. 03, 2013 Utilities	Feb. 03, 2013 Crown Bolt	Feb. 03, 2013 Crown Bolt	Feb. 01, 2013 Crown Bolt Home Depot Incorporated Guaranteed purchases from Crown Bolt	Feb. 01, 2013 Crown Bolt Home Depot Incorporated Guaranteed purchases from Crown Bolt	Feb. 03, 2013 Repair And Remodel	Feb. 03, 2013 Electrical	Feb. 03, 2013 Minimum	Feb. 03, 2013 Maximum
Goodwill
Number of reporting units with goodwill balances	7	7
Number of reporting units with goodwill balances of zero	1	1
Number of reporting units on which qualitative factors were assessed	2	2
Number of remaining reporting units on which qualitative analysis was bypassed	5	5
Fair value inputs EBITDA multiple											6	7
Discount rates used to calculate fair value of reporting unit											11.50%	14.00%
Fair value of reporting units in excess of carrying value			47.00%	31.00%		6.00%			40.00%	116.00%
Extended period of strategic purchase agreement							5 years	5 years
Non-cash impairment charge	$ 152	$ 152			$ 150	$ 152

GOODWILL AND INTANGIBLE ASSETS (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Feb. 03, 2013	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011	Aug. 04, 2013
Changes in goodwill
Beginning Balance		$ 3,151	$ 3,150	$ 3,149	$ 3,139
Acquisition		138	12
Realization of tax deductible goodwill from a prior acquisition		(2)	(11)
Impairment	(150)	(150)	0	0
Translation & other adjustments		1		1
Ending Balance	$ 3,138	$ 3,138	$ 3,151	$ 3,150	$ 3,139

GOODWILL AND INTANGIBLE ASSETS (Details 4) (USD $) In Millions, unless otherwise specified	Feb. 03, 2013	Jan. 29, 2012	Feb. 03, 2013 Other	Jan. 29, 2012 Other	Feb. 03, 2013 Other Peachtree and Water Products business acquisitions	Feb. 03, 2013 Customer Relationships	Jan. 29, 2012 Customer Relationships	Feb. 03, 2013 Customer Relationships Peachtree and Water Products business acquisitions	Jan. 29, 2012 Customer Relationships Rexford Albany Municipal Supply Company Incorporated	Feb. 03, 2013 Strategic Purchase Agreement	Feb. 03, 2013 Strategic Purchase Agreement	Jan. 29, 2012 Strategic Purchase Agreement	Feb. 03, 2013 Trade Names	Jan. 29, 2012 Trade Names	Feb. 03, 2013 Crown Bolt Trade Names
Intangible assets
Extended period of strategic purchase agreement										5 years
Gross Intangible	$ 1,250	$ 1,851	$ 2	$ 1		$ 929	$ 1,532			$ 166	$ 166	$ 166	$ 153	$ 152
Accumulated Amortization	(777)	(1,116)				(614)	(983)			(122)	(122)	(99)	(41)	(34)
Net Intangible	473	735	2	1		315	549			44	44	67	112	118
Intangibles acquired	71							66	4
Weighted-average amortization period					3 years 7 months 6 days			10 years 10 months 24 days	5 years 7 months 6 days
Impairment of intangible assets															2
Remaining term of agreement											7 years
Fully amortized intangilbe assets removed from balance sheet						516
2013	135
2014	105
2015	40
2016	39
2017	$ 38

DEBT (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended		0 Months Ended			3 Months Ended
	Feb. 03, 2013	Apr. 29, 2012	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 30, 2011	Feb. 01, 2013 February 2013 Senior Unsecured Notes due 2020	Feb. 03, 2013 February 2013 Senior Unsecured Notes due 2020	Aug. 04, 2013 February 2013 Senior Unsecured Notes due 2020	Feb. 03, 2013 14.875% Senior Notes	Feb. 01, 2013 14.875% Senior Notes	Apr. 12, 2012 14.875% Senior Notes
Components of long-term debt
Note issued, amount							$ 1,275
Note issued, interest rate							7.50%	7.50%	7.50%		14.88%	14.88%
Amount of debt issuance costs							21
Payment of debt issuance cost			34	73	132	34		19
Premium Payment for redeeming notes prior to maturity										422
Accrued interest on debt redeemed											37
Gains (losses) on extinguishment of debt	(489)	(220)			(709)	(5)				(452)
Extinguishment of debt, write-off remaining unamortized other asset										28
Extinguishment of debt, write-off unamortized deferred debt costs										$ 2

DEBT (Details 2) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended				0 Months Ended	3 Months Ended	0 Months Ended
	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 30, 2011	Jan. 29, 2012	Jan. 31, 2010	Jan. 16, 2013 10.5% Senior Subordinated Notes due 2021	Feb. 03, 2013 10.5% Senior Subordinated Notes due 2021	Jan. 16, 2013 Old Senior Notes	Feb. 03, 2013 Old Senior Notes	Jan. 29, 2012 Old Senior Notes
Components of long-term debt
Note issued, amount							$ 950
Note issued, interest rate							10.50%	10.50%			12.00%
Amount of debt issuance costs							16
Payment of debt issuance cost	34	73	132	34				15
Principal amount outstanding, notice of redemption	5,688		7,329		5,462			950	889		2,500
Required notification period									30 days
Cash restricted for debt redemption										936
Redemption price, as a percentage of principal outstanding										103.38%
Cash on hand to be used for payment of accrued interest	$ 109	$ 90	$ 141	$ 292	$ 111	$ 539				$ 36

DEBT (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended					0 Months Ended		3 Months Ended
	Feb. 03, 2013	Apr. 29, 2012	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 30, 2011	Feb. 03, 2013 October 2012 Senior Unsecured Notes due 2020	Aug. 04, 2013 October 2012 Senior Unsecured Notes due 2020	Oct. 15, 2012 October 2012 Senior Unsecured Notes due 2020	Nov. 08, 2012 Old Senior Subordinated Notes	May 15, 2012 Old Senior Subordinated Notes	Feb. 03, 2013 Old Senior Subordinated Notes	Feb. 08, 2013 Old Senior Subordinated Notes	Jan. 29, 2012 Old Senior Subordinated Notes	Aug. 30, 2007 Old Senior Subordinated Notes
Components of long-term debt
Note issued, amount									$ 1,000						$ 1,300
Note issued, interest rate							11.50%	11.50%	11.50%			13.50%	13.50%	13.50%
Payment of debt issuance cost			34	73	132	34	17
Net proceeds from the initial public offering used to redeem outstanding debt										930	1
Redemption price, as a percentage of principal outstanding										103.38%
Payment of accrued interest										23
Gains (losses) on extinguishment of debt	(489)	(220)			(709)	(5)						(37)
Extinguishment of debt, premium payment to redeem notes												31
Extinguishment of debt, write-off unamortized deferred debt costs												$ 5

DEBT (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended								3 Months Ended			12 Months Ended		3 Months Ended	12 Months Ended			0 Months Ended			3 Months Ended	12 Months Ended		0 Months Ended	3 Months Ended			0 Months Ended		0 Months Ended	12 Months Ended
	Feb. 03, 2013	Apr. 29, 2012	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 30, 2011	Aug. 04, 2013 Term Loan Facility	Aug. 04, 2013 ABL Facility due 2017	Feb. 03, 2013 ABL Facility due 2017	Aug. 04, 2013 First Priority Notes due 2019	Feb. 03, 2013 First Priority Notes due 2019	Apr. 12, 2012 First Priority Notes due 2019	Aug. 04, 2013 Second Priority Notes due 2020	Feb. 03, 2013 Second Priority Notes due 2020	Apr. 12, 2012 Second Priority Notes due 2020	Feb. 03, 2013 14.875% Senior Notes	Feb. 01, 2013 14.875% Senior Notes	Apr. 12, 2012 14.875% Senior Notes	Feb. 03, 2013 Old Senior Notes	Jan. 29, 2012 Old Senior Notes	May 05, 2013 First Quarter 2012 Refinancing Transactions	Feb. 03, 2013 First Quarter 2012 Refinancing Transactions	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions Term Loan Facility	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions ABL Facility due 2017	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions Old ABL Credit Facility	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions Old ABL Credit Facility	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions Old Senior Secured Credit Facility	May 05, 2013 First Quarter 2012 Refinancing Transactions Old Senior Secured Credit Facility	Feb. 03, 2013 First Quarter 2012 Refinancing Transactions Old Senior Secured Credit Facility	Feb. 03, 2013 First Quarter 2012 Refinancing Transactions Old Credit Facilities	Aug. 02, 2012 First Quarter 2012 Refinancing Transactions First Priority Notes due 2019	Oct. 28, 2012 First Quarter 2012 Refinancing Transactions First Priority Notes due 2019	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions First Priority Notes due 2019	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions Second Priority Notes due 2020	Feb. 03, 2013 First Quarter 2012 Refinancing Transactions 14.875% Senior Notes	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions 14.875% Senior Notes	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions 14.875% Senior Notes Equity sponsors and affiliates	Feb. 03, 2013 First Quarter 2012 Refinancing Transactions Old Senior Notes
Components of long-term debt
Note issued, amount							$ 1,000																										$ 950	$ 675		$ 757
Note issued, interest rate								1.69%	1.96%	8.13%	8.13%	8.13%	11.00%	11.00%	11.00%		14.88%	14.88%		12.00%													8.13%	11.00%		14.88%
Line of credit facility, maximum borrowing capacity								1,500	1,500														1,000	1,500
Non-cash investment in notes																																					484
Additional debt issued																															300
Premium percentage on debt issued																															107.50%
Borrowings (repayments) of intercompany notes			79	2,817	6,365																											317
Debt issuance costs incurred																					75	80
Gains (losses) on extinguishment of debt	(489)	(220)			(709)	(5)		(3)								(452)					(220)	(220)
Premium Payment for redeeming notes prior to maturity																422												150							422			150
Extinguishment of debt, write-off unamortized deferred debt costs																2					46	46			42					22								24
Extinguishment of debt, write-off remaining unamortized other asset																28												24	24
Amount of debt extinguished																			$ 930							$ 834	$ 1,169		$ 930

DEBT (Details 5) (USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012	Aug. 04, 2013 Asset Based Lending Facility	Feb. 03, 2013 Asset Based Lending Facility	Aug. 04, 2013 Term Loan due 2017	Feb. 03, 2013 Term Loan due 2017	Jan. 29, 2012 Old Term Loan due August 30, 2012	Jan. 29, 2012 Old Term Loan due April 1, 2014	Jan. 29, 2012 Old ABL Term Loan due April 1, 2014	Aug. 04, 2013 First Priority Notes due 2019	Feb. 03, 2013 First Priority Notes due 2019	Apr. 12, 2012 First Priority Notes due 2019	Aug. 04, 2013 Second Priority Notes due 2020	Feb. 03, 2013 Second Priority Notes due 2020	Apr. 12, 2012 Second Priority Notes due 2020	Jan. 16, 2013 Old Senior Notes due 2014	Jan. 29, 2012 Old Senior Notes due 2014	Aug. 04, 2013 11.5% Senior Notes due 2020	Feb. 03, 2013 11.5% Senior Notes due 2020	Oct. 15, 2012 11.5% Senior Notes due 2020	Aug. 04, 2013 February 2013 Senior Unsecured Notes due 2020	Feb. 03, 2013 February 2013 Senior Unsecured Notes due 2020	Feb. 01, 2013 February 2013 Senior Unsecured Notes due 2020	Feb. 03, 2013 January 2013 Senior Subordinated Notes due 2021	Jan. 16, 2013 January 2013 Senior Subordinated Notes due 2021	Feb. 08, 2013 2007 Senior Subordinated Notes due 2015	Feb. 03, 2013 2007 Senior Subordinated Notes due 2015	Jan. 29, 2012 2007 Senior Subordinated Notes due 2015
Components of long-term debt
Long Term Debt	$ 5,688	$ 7,329	$ 5,462	$ 500	$ 300	$ 969	$ 969	$ 73	$ 855	$ 214	$ 1,269	$ 1,271		$ 675	$ 675		$ 889	$ 2,500	$ 1,000	$ 1,000		$ 1,275	$ 1,275		$ 950			$ 889	$ 1,820
Less current installments	(10)	(899)	(82)
Long-term debt, excluding current installments	5,678	6,430	5,380
Long Term Debt, Interest Rate				1.69%	1.96%	4.50%	7.25%	1.53%	3.03%	3.56%	8.13%	8.13%	8.13%	11.00%	11.00%	11.00%		12.00%	11.50%	11.50%	11.50%	7.50%	7.50%	7.50%	10.50%	10.50%	13.50%	13.50%	13.50%
Unamortized discount						21	26
Unamortized premium											$ 19	$ 21

DEBT (Details 6) (Asset Based Lending Facility, USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended		3 Months Ended
	Apr. 12, 2012	Feb. 03, 2013	Aug. 04, 2013	Jul. 11, 2012 LIBOR United States	Jul. 11, 2012 Prime United States	Jul. 11, 2012 Prime Canada	Jul. 11, 2012 BA rate Canada
Senior Credit Facility disclosures
Line of credit facility, maximum borrowing capacity		$ 1,500	$ 1,500
Line of credit facility, available for borrowing		910	888
Letter of credit facility outstanding		61	56
Qualifying cash balances		70	51
Borrowing capacity including all incremental commitments		1,900
Reference rate				LIBOR	Prime	Canadian Prime Rate	BA
Percentage added to reference rate				2.00%	1.00%	1.00%	2.00%
Period of time before interest margins are subject to pricing grid	3 months
Collateral pledged, percentage outstanding capital of any foreign subsidiary		65.00%
Excess availability amount that requires maintaining a fixed charge coverage ratio		$ 150
Percentage of aggregate commitment that requires maintaining a fixed charge coverage ratio		10.00%
Required fixed charge coverage ratio in event of Liquidity Event		1

DEBT (Details 7) (USD $) In Millions, unless otherwise specified	Aug. 04, 2013 Senior Secured Term Loan Facility	Feb. 03, 2013 Senior Secured Term Loan Facility	Feb. 03, 2013 Term Loan due 2017	Apr. 12, 2012 Term Loan due 2017	Apr. 12, 2012 Term Loan due 2017 Year Two	Apr. 12, 2012 Term Loan due 2017 Year Three	Feb. 03, 2013 Term Loan due 2017 Lower end	Apr. 12, 2012 Term Loan due 2017 Lower end	Feb. 03, 2013 Term Loan due 2017 Medium	Feb. 03, 2013 Term Loan due 2017 High end	Apr. 12, 2012 Term Loan due 2017 High end	Feb. 03, 2013 Term Loan due 2017 LIBOR	Feb. 03, 2013 Term Loan due 2017 Prime
Senior Credit Facility disclosures
Note issued, amount	$ 1,000			$ 1,000
Note issued, issue discount				30
Incremental loan, revolving or letter of credit facilities limit		$ 250
Reference rate												LIBOR	Prime
Interest rate floor												1.25%
Percentage added to reference rate												6.00%	5.00%
Duration of loan draw permitting quarterly payments of interest							6 months		9 months	12 months
Line of credit quarterly repayment percentage			0.25%
Optional prepayment price percentage					102.00%	101.00%
Mandatory principal prepayments from net proceeds from asset sales and insurance recovery, percentage				100.00%
Mandatory principal prepayment based on attainment of certain secured leverage ratio targets, target percentage								0.00%			50.00%
Mandatory redemption upon Change of Control				101.00%
Collateral pledged, percentage outstanding capital of any foreign subsidiary		65.00%

DEBT (Details 8) (First Priority Notes due 2019, USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Apr. 12, 2012	Feb. 03, 2013 2015	Feb. 03, 2013 2016	Feb. 03, 2013 2017	Feb. 03, 2013 2018 and thereafter	Feb. 03, 2013 Prior to April 15, 2015	Aug. 02, 2012 First Quarter 2012 Refinancing Transactions	Apr. 12, 2012 First Quarter 2012 Refinancing Transactions
Components of long-term debt
Note issued, amount										$ 950
Note issued, interest rate	8.13%	8.13%	8.13%							8.13%
Additional debt issued									$ 300
Premium percentage on debt issued									107.50%
Collateral pledged, percentage outstanding capital of any foreign subsidiary		65.00%
Optional prepayment price percentage				106.09%	104.06%	102.03%	100.00%	100.00%
Percentage limit on amount that can be redeemed								35.00%
Prepayment percentage price as a percent of the principal, with proceeds from certain equity offerings								108.13%
Threshold percentage for debt that must remain after each redemption		50.00%

DEBT (Details 9) (Second Priority Notes due 2020, USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Apr. 12, 2012
Components of long-term debt
Note issued, interest rate	11.00%	11.00%	11.00%
Threshold percentage for debt that must remain after each redemption		50.00%
Prior to April 15, 2016
Components of long-term debt
Optional prepayment price percentage		100.00%
2016
Components of long-term debt
Optional prepayment price percentage		105.50%
2017
Components of long-term debt
Optional prepayment price percentage		102.75%
2018 and thereafter
Components of long-term debt
Optional prepayment price percentage		100.00%
Prior to April 15, 2015
Components of long-term debt
Percentage limit on amount that can be redeemed		35.00%
Prepayment percentage price as a percent of the principal, with proceeds from certain equity offerings		111.00%
First Quarter 2012 Refinancing Transactions
Components of long-term debt
Note issued, amount			675
Note issued, interest rate			11.00%

DEBT (Details 10) (11.5% Senior Unsecured Notes due 2020, USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Oct. 15, 2012
Components of long-term debt
Note issued, amount			$ 1,000
Note issued, interest rate	11.50%	11.50%	11.50%
Threshold percentage for debt that must remain after each redemption		50.00%
Prior to October 15, 2016
Components of long-term debt
Optional prepayment price percentage		100.00%
2016
Components of long-term debt
Optional prepayment price percentage		105.75%
2017
Components of long-term debt
Optional prepayment price percentage		102.88%
2018 and thereafter
Components of long-term debt
Optional prepayment price percentage		100.00%
Prior to October15, 2015
Components of long-term debt
Percentage limit on amount that can be redeemed		35.00%
Prepayment percentage price as a percent of the principal, with proceeds from certain equity offerings		111.50%

DEBT (Details 11) (7.5% Senior Unsecured Notes due 2020, USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Feb. 01, 2013
Components of long-term debt
Note issued, amount			$ 1,275
Note issued, interest rate	7.50%	7.50%	7.50%
Threshold percentage for debt that must remain after each redemption		50.00%
Prior to October 15, 2016
Components of long-term debt
Optional prepayment price percentage		100.00%
2016
Components of long-term debt
Optional prepayment price percentage		103.75%
2017
Components of long-term debt
Optional prepayment price percentage		101.88%
2018 and thereafter
Components of long-term debt
Optional prepayment price percentage		100.00%
Prior to October15, 2015
Components of long-term debt
Percentage limit on amount that can be redeemed		35.00%
Prepayment percentage price as a percent of the principal, with proceeds from certain equity offerings		107.50%

DEBT (Details 12) (USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012	Oct. 12, 2012 14.875% Senior Unsecured Notes due 2020	Feb. 03, 2013 14.875% Senior Unsecured Notes due 2020	Feb. 01, 2013 14.875% Senior Unsecured Notes due 2020	Apr. 12, 2012 14.875% Senior Unsecured Notes due 2020 payment	Apr. 12, 2012 14.875% Senior Unsecured Notes due 2020 Prior to April 12, 2015
Components of long-term debt
Note issued, amount outstanding	$ 5,688	$ 7,329	$ 5,462	$ 813			$ 757
Note issued, issue discount							30
Note issued, interest rate						14.88%	14.88%
Number of interest payments to be paid in kind							11
Paid in kind interest				$ 56	$ 56
Optional prepayment price percentage								100.00%

DEBT (Details 13) (10.5% Senior Subordinated Notes due 2021, USD $) In Millions, unless otherwise specified	Feb. 03, 2013	Jan. 16, 2013	Feb. 03, 2013 Prior to January 15, 2016	Feb. 03, 2013 2016	Feb. 03, 2013 2017	Feb. 03, 2013 2018	Feb. 03, 2013 2019 and thereafter	Feb. 03, 2013 After July2013 and before July 2014	Feb. 03, 2013 Qualified public equity offerings 2016	Feb. 03, 2013 Qualified public equity offerings After July2013 and before July 2014	Feb. 03, 2013 Qualified public equity offerings Prior to January 2014	Feb. 03, 2013 Qualified public equity offerings Between January and July 2014	Jan. 02, 2013 Certain equity offerings	Feb. 03, 2013 Certain equity offerings Prior to January 15, 2016	Feb. 03, 2013 Certain equity offerings After July2013 and before July 2014
Components of long-term debt
Note issued, amount		$ 950
Note issued, interest rate	10.50%	10.50%
Optional prepayment price percentage			100.00%	107.88%	105.25%	102.63%	100.00%				103.00%	102.00%		110.50%
Percentage limit on amount that can be redeemed								100.00%		100.00%				35.00%
Threshold percentage for debt that must remain if less than 100% of the notes are redeemed in a qualified public offering									35.00%						33.33%
Threshold percentage for debt that must remain after each redemption			50.00%										35.00%

DEBT (Details 14)	0 Months Ended			0 Months Ended		12 Months Ended	0 Months Ended
	Aug. 02, 2012 First Priority Notes due 2019	Feb. 03, 2013 First Priority Notes due 2019	Feb. 03, 2013 Second Priority Notes due 2020	Oct. 15, 2012 11.5% Senior Notes due 2020	Feb. 03, 2013 11.5% Senior Notes due 2020	Feb. 03, 2013 February 2013 Senior Unsecured Notes due 2020	Jan. 16, 2013 January 2013 Senior Subordinated Notes due 2021	Feb. 03, 2013 January 2013 Senior Subordinated Notes due 2021
Components of long-term debt
Mandatory redemption upon Change of Control, price as a percentage of principal		101.00%	101.00%		101.00%	101.00%		101.00%
Mandatory offer to purchase if Company sells assets, price as a percentage of principal		100.00%	100.00%		100.00%	100.00%		100.00%
Company agreement to make exchange offer for registered, publicly tradable notes in period of time	270 days			270 days		270 days	270 days
Company agreement to make additional interest payments if notes not registered within period of time	360 days			360 days		360 days	360 days
Incremental interest rate if notes are not registered within 360 days	0.50%			0.50%		0.50%	0.50%

DEBT (Details 15) (USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012	Jan. 09, 2013 Old Senior Subordinated Notes	Nov. 08, 2012 Old Senior Subordinated Notes	May 15, 2012 Old Senior Subordinated Notes	Feb. 08, 2013 Old Senior Subordinated Notes	Feb. 03, 2013 Old Senior Subordinated Notes	Jan. 29, 2012 Old Senior Subordinated Notes	Aug. 30, 2007 Old Senior Subordinated Notes payment
Components of long-term debt
Note issued, amount										$ 1,300
Note issued, interest rate							13.50%	13.50%	13.50%
Number of interest payments to be paid in kind										8
Net proceeds from the initial public offering used to redeem outstanding debt					930	1
Optional prepayment price percentage					103.38%	97.00%	103.38%
Payment of accrued interest					23
Principal amount outstanding	5,690	7,334	5,462					889
Required notification period				30 days
Principal amount outstanding, notice of redemption				$ 889

DEBT (Details 16) (USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012
DEBT
2013		$ 899
2014		10
2015		10
2016		10
2017		1,255
Thereafter		5,150
Total	$ 5,690	$ 7,334	$ 5,462

FAIR VALUE MEASUREMENTS (Details) (USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012
Fair value measurements
Recorded Amount	$ 5,690	$ 7,334	$ 5,462
Estimated Fair Value	6,225	7,865	5,070
Senior ABL Facility
Fair value measurements
Recorded Amount	500	300
Estimated Fair Value	488	292
Term Loans and Notes
Fair value measurements
Recorded Amount	5,190	7,034	5,462
Estimated Fair Value	$ 5,737	$ 7,573	$ 5,070

INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 04, 2013	Jul. 29, 2012	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
Components of Income (Loss) from Continuing Operations before Provision (Benefit) for Income Taxes
United States					$ (1,210)	$ (503)	$ (606)
Foreign					14	19	21
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	$ (60)	$ (55)	$ (148)	$ (398)	$ (1,196)	$ (484)	$ (585)

INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 04, 2013	Jul. 29, 2012	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
Current:
State					$ 3	$ 3	$ 2
Foreign					2		6
Current Income Tax Expense (Benefit), Total					5	3	8
Deferred:
Federal					(3)	64	12
State					(1)	6	4
Foreign						(5)	4
Foreign realization of tax deductible goodwill from prior acquisitions					2	11
Deferred Income Tax Expense (Benefit), Total			45	26	(2)	76	20
Total	$ 12	$ 1	$ 55	$ 34	$ 3	$ 79	$ 28

INCOME TAXES (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 04, 2013	Jul. 29, 2012	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
INCOME TAXES
Combined federal, state and foreign effective tax rate for continuing operations			36.80%		(0.20%)	(16.40%)	(4.80%)
Reconciliation of the provision (benefit) for income taxes from continuing operations at the federal statutory rate of 35% to the actual tax provision (benefit)
Federal statutory rate					35.00%	35.00%	35.00%
Income taxes at federal statutory rate					$ (419)	$ (169)	$ (205)
State income taxes, net of federal income tax benefit					(53)	(24)	(15)
Non-deductible goodwill impairment					17
Non-deductible interest					14	15	13
Valuation allowance					442	259	228
Adjustments to tax reserves					(1)	12	4
Other, net					3	(14)	3
Total	$ 12	$ 1	$ 55	$ 34	$ 3	$ 79	$ 28

INCOME TAXES (Details 4) (USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012
Deferred income tax assets and liabilities disclosures
Noncurrent deferred tax assets	$ 6	$ 6
Deferred tax assets (liabilities), net		(57)	(52)
Deferred Income Taxes Assets Liabilities Current
Deferred income tax assets and liabilities disclosures
Interest		131	33
Allowance for doubtful accounts		9	12
Inventory		37	49
Accrued compensation		1	3
Accrued self-insurance liabilities		5	5
Other accrued liabilities		23	27
Restructuring liabilities		4	7
Valuation allowance		(167)	(76)
Current deferred tax assets		43	60
Prepaid expense		(1)	(1)
Current deferred tax liabilities		(1)	(1)
Deferred Income Taxes Assets liabilities Noncurrent
Deferred income tax assets and liabilities disclosures
Interest			236
Accrued compensation		33	27
Accrued self-insurance liabilities		13	15
Other accrued liabilities		7	8
Deferred revenue		8	8
Restructuring liabilities		29	32
Net operating loss		830	374
Net capital loss carryforward			10
Fixed assets		23	16
Other		22	21
Valuation allowance		(758)	(415)
Noncurrent deferred tax assets		207	332
Deferred Financing Costs		(8)	(24)
Software costs		(25)	(23)
Intangible assets		(193)	(316)
Income from discharge of indebtedness		(80)	(80)
Noncurrent deferred tax liabilities		(306)	(443)
Deferred Income Taxes Assets liabilities Noncurrent | Canadian business
Deferred income tax assets and liabilities disclosures
Other		$ 6

INCOME TAXES (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011	Aug. 04, 2013
Valuation allowance disclosures
Deferred tax assets, valuation allowance				$ 1,030
Cash repatriated	29		33
Income tax expense	3	0	2
U.S.
Valuation allowance disclosures
Deferred tax assets, valuation allowance	434	252	230
U.S. | Segment, Continuing Operations
Valuation allowance disclosures
Deferred tax assets, valuation allowance	442	259	228
U.S. | Segment, Discontinued Operations
Valuation allowance disclosures
Deferred tax assets, valuation allowance	$ (8)	$ (7)	$ 2

INCOME TAXES (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
Feb. 03, 2013
Operating loss carry forward disclosures
Restriction in utilization of carry forwards, change in ownership percentage	50.00%
Restriction in utilization of carryforwards, ownership change over period of time	3 years
U.S. federal
Operating loss carry forward disclosures
Tax-effected net operating loss carry forward	636
State
Operating loss carry forward disclosures
Tax-effected net operating loss carry forward	158

INCOME TAXES (Details 7) (Capital loss carryforward, USD $) In Millions, unless otherwise specified	Feb. 03, 2013
Capital loss carryforward
Carryforward disclosures
Net capital loss carryforward	$ 10

INCOME TAXES (Details 8) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Aug. 04, 2013	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
INCOME TAXES
Federal, state and foreign income taxes net receivable (payable)			$ 0	$ 4
Reconciliation of beginning and ending amount of unrecognized tax benefits
Unrecognized Tax Benefits beginning of period		193	196	192	190
Gross increases for tax positions in current period					1
Gross increases for tax positions in prior period	3	5	2	6	4
Gross decreases for tax positions in prior period			0
Settlements		(1)	(1)	(1)	(3)
Lapse of statutes			(4)	(1)
Unrecognized Tax Benefits end of period	192	192	193	196	192
Unrecognized tax benefits whose resolution could affect the annual effective income tax rate			193	196	192
Accrued net interest and penalties related to unrecognized tax benefits			3	5	2
Ending net accrual for interest and penalties related to unrecognized tax benefits			$ 22	$ 19	$ 14

STOCK-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended				0 Months Ended			0 Months Ended			1 Months Ended	3 Months Ended
	Jan. 15, 2010 New Options	Feb. 03, 2013 HDS Plan	Jan. 29, 2012 HDS Plan	Jan. 30, 2011 HDS Plan	Feb. 03, 2013 HDS Plan Maximum	Feb. 03, 2010 HDS Plan New Options	Jan. 15, 2010 HDS Plan New Options	Feb. 03, 2013 HDS Plan New Options Maximum	Feb. 03, 2010 HDS Plan New Options Repriced Options	Jan. 15, 2010 HDS Plan New Options Repriced Options	Feb. 03, 2010 HDS Plan New Options New $10.00 Options	Apr. 30, 2011 HDS Plan Nonqualified Stock Options	Feb. 03, 2013 HDS Plan Nonqualified Stock Options
Stock-based compensation plan
Stock options, vest rate per year	20.00%												20.00%
Stock options, vest rate on third anniversary of the grant													100.00%
Threshold exercise price to be eligible for exchange program (in dollars per share)							$ 10
Exercise price for repriced options (in dollars per share)										$ 4.15
Exchange conversion ratio (Eligible Options/Repriced Options)										1.5
Exercise price for exchanged options with original price equal to $10.00 (in dollars per share)										$ 10
Stock options, vesting period	5 years											3 years
Stock options, expiration period	10 years												10 years
Number of Eligible Options Exchanged						20,484,001
Number of Options issued in the Option Exchange Program									6,828,025		10,242,002	10,600,000
Exercise price of options granted (in dollars per share)		$ 8.09	$ 4.62	$ 7.66								$ 4.15
Incremental stock-based compensation charges per year over five years following exchange date						$ 1
Number of years that company will incur incremental stock-based compensation charges following the exchange date						5 years
Number of shares registered for issuance pursuant to awards					55,600,000	55,600,000		30,900,000
Number of shares of common stock that may be issued						30,900,000

STOCK-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS (Details 2) (HDS Plan, USD $)	12 Months Ended
	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
HDS Plan
Number of Shares
Outstanding at Beginning balance	29,537,000	18,467,000	20,899,000
Granted	1,894,000	12,485,000	21,495,000
Exercised	(49,000)
Canceled	(1,746,000)	(1,415,000)	(23,927,000)
Outstanding at Ending balance	29,636,000	29,537,000	18,467,000
Weighted Average Option Price
Outstanding at beginning balance	$ 6.44	$ 7.69	$ 13.13
Granted	$ 8.09	$ 4.62	$ 7.66
Exercised	$ 7.34
Canceled	$ 7.34	$ 6.63	$ 12.41
Outstanding at ending balance	$ 6.5	$ 6.44	$ 7.69
Stock option, outstanding weighted average remaining life	7 years 8 months 12 days
Stock option, options exercisable	6,900,000
Stock option, options exercisable weighted average exercise price	$ 7.72
Stock option, options exercisable weighted average remaining life	7 years 1 month 6 days

STOCK-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS (Details 3) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 04, 2013	Jul. 29, 2012	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
Stock-based compensation plan
Stock-based compensation expense	$ 5	$ 5	$ 8	$ 10	$ 16	$ 20	$ 17
Employee Benefit Plans
Defined contribution plan, annual matching contribution paid					15	7	1
HDS Plan
Stock-based compensation plan
Risk-free interest rate					1.10%	2.80%	3.00%
Dividend yield					0.00%	0.00%	0.00%
Expected volatility factor					47.60%	46.00%	48.90%
Expected option life in years					6 years 6 months	6 years 7 months 6 days	6 years 9 months 18 days
U.S. Treasury coupon market yields (as a percent)					0.00%
Option granted, weighted-average fair value					$ 2.41	$ 1.99	$ 1.64
Stock-based compensation expense					16	20	17
Stock options, unamortized compensation expense					$ 20
Stock options unamortized compensation expense, reorganization period					4 years 9 months 18 days

STOCKHOLDER'S EQUITY (Details) (USD $) In Millions, except Share data, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012
STOCKHOLDER'S EQUITY
Common stock, shares authorized	1,000	1,000	1,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued	1,000	1,000	1,000
Common stock, shares outstanding	1,000	1,000	1,000
Cumulative foreign currency translation adjustment in accumulated other comprehensive income (loss)		$ (2)	$ (2)

SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION (Details) (USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012
Receivables
Trade receivables, net of allowance for doubtful accounts	$ 1,136	$ 926	$ 919
Vendor rebate receivables	67	66	71
Other receivables	18	16	12
Total receivables, net	$ 1,221	$ 1,008	$ 1,002

SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012
Property plant and equipment disclosures
Property plant and equipment gross		$ 845	$ 815
Less accumulated depreciation & amortization		(450)	(417)
Property and equipment, net	401	395	398
Land
Property plant and equipment disclosures
Property plant and equipment gross		37	42
Building and Building Improvements
Property plant and equipment disclosures
Property plant and equipment gross		201	206
Transportation Equipment
Property plant and equipment disclosures
Property plant and equipment gross		60	44
Furniture and Fixtures
Property plant and equipment disclosures
Property plant and equipment gross		301	298
Capitalized Software
Property plant and equipment disclosures
Property plant and equipment gross		208	185
Less accumulated depreciation & amortization		(126)	(114)
Property and equipment, net		82	71
Construction in Progress
Property plant and equipment disclosures
Property plant and equipment gross		$ 38	$ 40

SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012
SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION
Accrued interest	$ 118	$ 147	$ 233
Accrued non-income taxes	38	34	31
Liability for the branch closure and consolidation activities, current portion		7	16
Other	110	103	98
Total other current liabilities	$ 266	$ 291	$ 378

SUPPLEMENTAL BALANCE SHEET AND CASH FLOW INFORMATION (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended		12 Months Ended			0 Months Ended	12 Months Ended			12 Months Ended					12 Months Ended
	May 05, 2013	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011	Oct. 12, 2012 14.875% Senior Notes due 2020	Feb. 03, 2013 14.875% Senior Notes due 2020	Feb. 01, 2013 14.875% Senior Notes due 2020	Apr. 12, 2012 14.875% Senior Notes due 2020 payment	Jan. 29, 2012 2007 Senior Subordinated Notes due 2015	Jan. 30, 2011 2007 Senior Subordinated Notes due 2015	Feb. 08, 2013 2007 Senior Subordinated Notes due 2015	Feb. 03, 2013 2007 Senior Subordinated Notes due 2015	Aug. 30, 2007 2007 Senior Subordinated Notes due 2015 payment	Feb. 03, 2013 Old Senior Notes	Jan. 29, 2012 Old Senior Notes
Significant Non-Cash Transactions
Long Term Debt, Interest Rate									14.88%	14.88%	13.50%		13.50%	13.50%			12.00%
Number of interest payments to be paid in kind										11					8
Interest payments, amount paid in kind							$ 56	$ 56			$ 223	$ 196
Debt extinguished																930
Supplemental Cash Flow Information
Cash paid for interest		304	351	621	356	363
Original issue discount and PIK interest paid	364	364		502
Cash paid for income taxes, net of (refunds)		5	2	1	5	(216)
Cash received for income taxes refunds					$ 220

BRANCH CLOSURE AND CONSOLIDATION ACTIVITIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 03, 2013 employee item	Jan. 29, 2012	Jan. 30, 2011
Branch closure and consolidation activities
Branches closed or consolidated	235
Reduced workforce personnel	5,000
Activity for the liability balances for restructuring
Balance, beginning of period	$ 40	$ 53	$ 71
Charges, net of reductions	(4)	2	8
Cash payments	(14)	(15)	(27)
Other	(1)		1
Balance, end of period	21	40	53
Liability for the branch closure and consolidation activities, current portion	7	16
Expected period for payments for occupancy costs	5 years
Period for lease obligations extending out	11 years
Reduction of liability due to favorable lease and property dispositions	4
Continuing Operations
Activity for the liability balances for restructuring
Reduction of liability due to favorable lease and property dispositions	2
Discontinued Operations
Activity for the liability balances for restructuring
Reduction of liability due to favorable lease and property dispositions	2
Employee Severance
Activity for the liability balances for restructuring
Balance, beginning of period			3
Charges, net of reductions			2
Cash payments			(4)
Other			(1)
Occupancy
Activity for the liability balances for restructuring
Balance, beginning of period	40	51	66
Charges, net of reductions	(4)	2	4
Cash payments	(14)	(13)	(21)
Other	(1)		2
Balance, end of period	21	40	51
Other
Activity for the liability balances for restructuring
Balance, beginning of period		2	2
Charges, net of reductions			2
Cash payments		(2)	(2)
Balance, end of period			$ 2

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
COMMITMENTS AND CONTINGENCIES
Operating lease expense	$ 132	$ 144	$ 146
2013	123
2014	101
2015	79
2016	59
2017	39
Thereafter	81
Total	482
Future minimum rentals from subleases to be received	$ 18

COMMITMENTS AND CONTINGENCIES (Details 2) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended					24 Months Ended
	Aug. 04, 2013	Feb. 03, 2013	Jan. 29, 2012	Jan. 31, 2013	May 31, 2012	Jun. 20, 2012 Waterworks item	Jan. 30, 2011 Home Depot IRS
COMMITMENTS AND CONTINGENCIES
Purchase obligations due during fiscal 2013		$ 684
Commitments and contingencies
Cash refunds received			220				354
Cash refunds challenged by IRS				131	299
Reduction in amount of cash refunds the IRS is challenging				168
Income tax examination, interest expense	18	14
Contingent increase in deferred tax asset before valuation allowance	$ 63	$ 63
Number of branches where the government executed search warrants						2

SEGMENT INFORMATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013 location	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Jan. 29, 2012	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Aug. 04, 2013 segment location	Jul. 29, 2012	Feb. 03, 2013 segment location	Jan. 29, 2012	Jan. 30, 2011
SEGMENT INFORMATION
Number of provinces		9										9
Segment information
Number of reportable segments										4		4
Net sales	$ 2,257	$ 1,994	$ 2,146	$ 2,059	$ 1,836	$ 1,652	$ 1,893	$ 1,875	$ 1,608	$ 4,325	$ 3,895	$ 8,035	$ 7,028	$ 6,449
Adjusted EBITDA	218			192						382	325	683	508	411
Depreciation & Software Amortization												96	85	99
Other Intangible Amortization	33			60						67	120	243	244	244
Total Assets	6,587	7,334				6,738				6,587		7,334	6,738	7,089
Capital Expenditures												115	109	45
Facilities Maintenance
Segment information
Net sales	638			571						1,199	1,068	2,182	1,870	1,682
Adjusted EBITDA	125			109						225	194	389	318	282
Depreciation & Software Amortization												39	30	28
Other Intangible Amortization	20			19						40	38	79	75	75
Total Assets		2,463				2,264						2,463	2,264	2,265
Capital Expenditures												35	32	20
Waterworks
Segment information
Net sales	601			527						1,124	988	2,028	1,772	1,659
Adjusted EBITDA	50			39						88	67	137	112	94
Depreciation & Software Amortization												10	5	5
Other Intangible Amortization	1			24						2	48	96	95	94
Total Assets		1,562				1,562						1,562	1,562	1,582
Capital Expenditures												12	5	2
Power Solutions
Segment information
Net sales	456			440						918	855	1,787	1,625	1,462
Adjusted EBITDA	18			20						36	34	72	50	49
Depreciation & Software Amortization												7	5	5
Other Intangible Amortization	4			4						9	9	18	20	19
Total Assets		816				775						816	775	740
Capital Expenditures												4	5	2
White Cap
Segment information
Net sales	336			307						646	573	1,178	981	852
Adjusted EBITDA	24			18						38	26	56	17	(10)
Depreciation & Software Amortization												12	14	20
Other Intangible Amortization	5			5						10	10	20	19	19
Total Assets		521				481						521	481	439
Capital Expenditures												22	16	3
Corporate & Other
Segment information
Net sales	226			214						438	411	860	780	794
Adjusted EBITDA	1			6						(5)	4	29	11	(4)
Depreciation & Software Amortization												28	31	41
Other Intangible Amortization	3			8						6	15	30	35	37
Total Assets		1,972				1,656						1,972	1,656	2,063
Capital Expenditures												$ 42	$ 51	$ 18

SEGMENT INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Jan. 29, 2012	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
SEGMENT INFORMATION
Total Adjusted EBITDA	$ 218			$ 192						$ 382	$ 325	$ 683	$ 508	$ 411
Depreciation and amortization	62			84						122	167	339	329	343
Stock-based compensation	5			5						8	10	16	20	17
Management fees and expenses	1			2						2	3	5	5	5
Restructuring														8
Goodwill and other intangible asset impairment		152										152
Other				(2)							(1)		(1)	1
Operating Income	150			103						250	146	171	155	37
Interest expense	144			158						291	324	658	639	623
Loss on extinguishment of debt		489			220							709		5
Other (income) expense, net	20									20				(6)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(60)			(55)						(148)	(398)	(1,196)	(484)	(585)
Provision (benefit) for income taxes	12			1						55	34	3	79	28
Income (Loss) from Continuing Operations	$ (72)	$ (714)	$ (53)	$ (56)	$ (376)	$ (167)	$ (119)	$ (108)	$ (169)	$ (203)	$ (432)	$ (1,199)	$ (563)	$ (613)

SEGMENT INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Jan. 29, 2012	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
Additional segment disclosures
Net Sales	$ 2,257	$ 1,994	$ 2,146	$ 2,059	$ 1,836	$ 1,652	$ 1,893	$ 1,875	$ 1,608	$ 4,325	$ 3,895	$ 8,035	$ 7,028	$ 6,449
Foreign
Additional segment disclosures
Net Sales												428	404	365
Long-lived assets		$ 16				$ 18						$ 16	$ 18

GUARANTOR SUBSIDIARIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 03, 2013	Aug. 04, 2013 October 2012 Senior Unsecured Notes due 2020	Feb. 03, 2013 October 2012 Senior Unsecured Notes due 2020	Oct. 15, 2012 October 2012 Senior Unsecured Notes due 2020	Aug. 04, 2013 February 2013 Senior Unsecured Notes due 2020	Feb. 03, 2013 February 2013 Senior Unsecured Notes due 2020	Feb. 01, 2013 February 2013 Senior Unsecured Notes due 2020
Unsecured Notes disclosures
Senior Subordinated Notes, Interest rate		11.50%	11.50%	11.50%	7.50%	7.50%	7.50%
Impact on consolidated results of operations or financial position	$ 0

GUARANTOR SUBSIDIARIES (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Jan. 29, 2012	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
Net Sales	$ 2,257	$ 1,994	$ 2,146	$ 2,059	$ 1,836	$ 1,652	$ 1,893	$ 1,875	$ 1,608	$ 4,325	$ 3,895	$ 8,035	$ 7,028	$ 6,449
Cost of sales	1,596			1,465						3,066	2,778	5,715	5,014	4,608
Gross Profit	661	587	616	594	523	486	535	533	460	1,259	1,117	2,320	2,014	1,841
Operating expenses:
Selling, general and administrative	450			408						889	805	1,661	1,532	1,455
Depreciation and amortization	61			83						120	166	336	327	341
Goodwill and other intangible asset impairment		152										152
Restructuring														8
Total operating expenses	511			491						1,009	971	2,149	1,859	1,804
Operating Income	150			103						250	146	171	155	37
Interest expense	144			158						291	324	658	639	623
Other (income) expense, net	20									20				(6)
Loss on extinguishment of debt		489			220							709		5
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(60)			(55)						(148)	(398)	(1,196)	(484)	(585)
Provision (benefit) for income taxes	12			1						55	34	3	79	28
Income (Loss) from Continuing Operations	(72)	(714)	(53)	(56)	(376)	(167)	(119)	(108)	(169)	(203)	(432)	(1,199)	(563)	(613)
Income from discontinued operations, net of tax											16	20	20	(6)
Net Income (Loss)	(72)	(713)	(50)	(56)	(360)	(173)	(105)	(101)	(164)	(203)	(416)	(1,179)	(543)	(619)
Other comprehensive income (loss) - foreign currency translation adjustment	(3)			(3)						(4)			(1)	9
Unrealized gains on derivatives, net of tax of $(1)														1
Total Comprehensive Income (Loss)	(75)			(59)						(207)	(416)	(1,179)	(544)	(609)
Parent Issuer
Operating expenses:
Selling, general and administrative												64	78	82
Depreciation and amortization												13	12	16
Total operating expenses												77	90	98
Operating Income												(77)	(90)	(98)
Interest expense												715	722	701
Interest (income)												(302)	(299)	(298)
Other (income) expense, net														(3)
Net (earnings) loss of equity affiliates												14	30	178
Loss on extinguishment of debt												709		2
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes												(1,213)	(543)	(678)
Provision (benefit) for income taxes												(22)	32	(17)
Income (Loss) from Continuing Operations												(1,191)	(575)	(661)
Income from discontinued operations, net of tax												12	32	42
Net Income (Loss)												(1,179)	(543)	(619)
Other comprehensive income (loss) - foreign currency translation adjustment													(1)	9
Unrealized gains on derivatives, net of tax of $(1)														1
Total Comprehensive Income (Loss)												(1,179)	(544)	(609)
Guarantor Subsidiaries
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
Net Sales	2,136			1,954						4,102	3,690	7,608	6,630	6,085
Cost of sales	1,504			1,388						2,900	2,627	5,398	4,720	4,339
Gross Profit	632			566						1,202	1,063	2,210	1,910	1,746
Operating expenses:
Selling, general and administrative	407			371						805	726	1,504	1,372	1,302
Depreciation and amortization	56			79						111	158	321	313	322
Goodwill and other intangible asset impairment												152
Restructuring														8
Total operating expenses	463			450						916	884	1,977	1,685	1,632
Operating Income	169			116						286	179	233	225	114
Interest expense	73			75						148	150	301	298	298
Interest (income)										(1)	(2)	(3)	(3)	(4)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	96			41						139	31	(65)	(70)	(180)
Provision (benefit) for income taxes	(25)			(6)						(46)	(3)		10	6
Income (Loss) from Continuing Operations	121			47						185	34	(65)	(80)	(186)
Income from discontinued operations, net of tax											8	8	(15)	(49)
Net Income (Loss)	121			47						185	42	(57)	(95)	(235)
Total Comprehensive Income (Loss)	121			47						185	42	(57)	(95)	(235)
Non-Guarantor Subsidiaries
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
Net Sales	122			105						224	205	428	398	364
Cost of sales	92			77						166	151	317	294	269
Gross Profit	30			28						58	54	111	104	95
Operating expenses:
Selling, general and administrative	22			21						44	43	94	82	71
Depreciation and amortization	1			1						1	1	2	2	3
Total operating expenses	23			22						45	44	96	84	74
Operating Income	7			6						13	10	15	20	21
Interest expense	1									1		1	1
Interest (income)				(21)							(41)	(54)	(80)	(74)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	6			27						12	51	68	99	95
Provision (benefit) for income taxes				9						1	21	25	37	39
Income (Loss) from Continuing Operations	6			18						11	30	43	62	56
Income from discontinued operations, net of tax													3	1
Net Income (Loss)	6			18						11	30	43	65	57
Other comprehensive income (loss) - foreign currency translation adjustment	(3)			(3)						(4)			(1)	9
Total Comprehensive Income (Loss)	3			15						7	30	43	64	66
Eliminations
Condensed Consolidating Statement of Operations and Comprehensive Income (Loss)
Net Sales	(1)									(1)		(1)
Gross Profit	(1)									(1)		(1)
Operating expenses:
Selling, general and administrative	(1)									(1)		(1)
Total operating expenses	(1)									(1)		(1)
Interest expense	(75)			(96)						(150)	(193)	(359)	(382)	(376)
Interest (income)	75			96						150	193	359	382	376
Net (earnings) loss of equity affiliates	127			65						196	72	(14)	(30)	(178)
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	(127)			(65)						(196)	(72)	14	30	178
Income (Loss) from Continuing Operations	(127)			(65)						(196)	(72)	14	30	178
Net Income (Loss)	(127)			(65)						(196)	(72)	14	30	178
Other comprehensive income (loss) - foreign currency translation adjustment	3			3						4			1	(9)
Total Comprehensive Income (Loss)	$ (124)			$ (62)						$ (192)	$ (72)	$ 14	$ 31	$ 169

GUARANTOR SUBSIDIARIES (Details 3) (USD $) In Millions, unless otherwise specified	Aug. 04, 2013	Feb. 03, 2013	Jul. 29, 2012	Jan. 29, 2012	Jan. 30, 2011	Jan. 31, 2010
Current assets:
Cash and cash equivalents	$ 109	$ 141	$ 90	$ 111	$ 292	$ 539
Cash equivalents restricted for debt redemption		936
Receivables, net	1,221	1,008		1,002
Inventories	1,108	987		1,108
Deferred tax asset	3	42		58
Other current assets	47	49		47
Total current assets	2,488	3,163		2,326
Property and equipment, net	401	395		398
Goodwill	3,139	3,138		3,151	3,150	3,149
Intangible assets, net	406	473		735
Deferred tax asset	6	6
Other assets	147	159		128
Total assets	6,587	7,334		6,738	7,089
Current liabilities:
Accounts payable	815	693		714
Accrued compensation and benefits	116	160		140
Current installments of long-term debt	10	899		82
Other current liabilities	266	291		378
Total current liabilities	1,207	2,043		1,314
Long-term debt, excluding current installments	5,678	6,430		5,380
Deferred tax liabilities	111	104		111
Other liabilities	344	348		361
Total liabilities	7,340	8,925		7,166
Stockholder's equity (deficit)	(753)	(1,591)		(428)	96	688
Total liabilities and stockholder's equity (deficit)	6,587	7,334		6,738
Parent Issuer
Current assets:
Cash and cash equivalents		91		49	249	479
Cash equivalents restricted for debt redemption		936
Receivables, net		4		4
Other current assets		9		8
Total current assets		1,040		61
Property and equipment, net		66		61
Deferred tax asset		48		158
Investment in subsidiaries		2,854		3,456
Intercompany notes receivable		2,774		2,774
Other assets		153		122
Total assets		6,935		6,632
Current liabilities:
Accounts payable		14		21
Accrued compensation and benefits		46		42
Current installments of long-term debt		899		82
Deferred tax liabilities		7		33
Other current liabilities		183		284
Total current liabilities		1,149		462
Long-term debt, excluding current installments		6,430		5,641
Intercompany notes payable		634		641
Other liabilities		313		316
Total liabilities		8,526		7,060
Stockholder's equity (deficit)		(1,591)		(428)
Total liabilities and stockholder's equity (deficit)		6,935		6,632
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	18	15	25	12	8	8
Receivables, net	1,138	937		922
Inventories	1,047	928		1,027
Deferred tax asset	48	48		89
Intercompany receivable	1	1
Other current assets	33	37		34
Total current assets	2,285	1,966		2,084
Property and equipment, net	332	323		331
Goodwill	3,133	3,132		3,143
Intangible assets, net	402	469		731
Intercompany notes receivable	558	634		641
Other assets	5	6		6
Total assets	6,715	6,530		6,936
Current liabilities:
Accounts payable	755	638		648
Accrued compensation and benefits	82	108		93
Other current liabilities	103	98		104
Total current liabilities	940	844		845
Deferred tax liabilities	151	152		275
Intercompany notes payable	2,774	2,774		2,774
Other liabilities	24	28		37
Total liabilities	3,889	3,798		3,931
Stockholder's equity (deficit)	2,826	2,732		3,005
Total liabilities and stockholder's equity (deficit)	6,715	6,530		6,936
Non-Guarantor Subsidiaries
Current assets:
Cash and cash equivalents	32	35	31	50	35	52
Receivables, net	79	67		97
Inventories	61	59		81
Deferred tax asset	1	1		2
Other current assets	4	3		5
Total current assets	177	165		235
Property and equipment, net	5	6		6
Goodwill	6	6		8
Intangible assets, net	4	4		4
Deferred tax asset	6	6		6
Other assets	1			261
Total assets	199	187		520
Current liabilities:
Accounts payable	47	41		45
Accrued compensation and benefits	4	6		5
Intercompany payable	1	1
Other current liabilities	12	10		11
Total current liabilities	64	58		61
Other liabilities	6	7		8
Total liabilities	70	65		69
Stockholder's equity (deficit)	129	122		451
Total liabilities and stockholder's equity (deficit)	199	187		520
Eliminations
Current assets:
Receivables, net				(21)
Deferred tax asset	(46)	(7)		(33)
Intercompany receivable	(1)	(1)
Total current assets	(47)	(8)		(54)
Deferred tax asset	(40)	(48)		(164)
Investment in subsidiaries	(2,955)	(2,854)		(3,456)
Intercompany notes receivable	(3,332)	(3,408)		(3,415)
Other assets				(261)
Total assets	(6,374)	(6,318)		(7,350)
Current liabilities:
Deferred tax liabilities	(46)	(7)		(33)
Intercompany payable	(1)	(1)
Other current liabilities				(21)
Total current liabilities	(47)	(8)		(54)
Long-term debt, excluding current installments				(261)
Deferred tax liabilities	(40)	(48)		(164)
Intercompany notes payable	(3,332)	(3,408)		(3,415)
Total liabilities	(3,419)	(3,464)		(3,894)
Stockholder's equity (deficit)	(2,955)	(2,854)		(3,456)
Total liabilities and stockholder's equity (deficit)	$ (6,374)	$ (6,318)		$ (7,350)

GUARANTOR SUBSIDIARIES (Details 4) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
Condensed Consolidating Cash Flows Statements
Net cash flows from operating activities	$ (577)	$ (324)	$ (681)	$ (165)	$ 551
Cash flows from investing activities
Capital expenditures	(64)	(52)	(115)	(115)	(49)
Proceeds from sales of property and equipment	5	2	17	4	4
Payment for a business acquired			(248)	(21)
Proceeds from sale of a business		464	481	128
Purchase of other investments			(1,921)
Proceeds from sale of investments	936		985	21
Purchase of investments			(1,921)	(23)
Other investing activities		(3)	1
Net cash provided by (used in) investing activities	879	215	(800)	(6)	(45)
Cash flows from financing activities
Equity contribution					1
Borrowings of long-term debt	79	2,817	6,365
Repayments of long-term debt	(1,619)	(3,288)	(5,024)	(10)	(40)
Borrowings on long-term revolver	520	1,004	1,301	1,053	178
Repayments of long-term revolver	(320)	(372)	(1,001)	(1,053)	(860)
Debt issuance and modification fees	(34)	(73)	(132)		(34)
Other financing activities	3		2
Net cash provided by (used in) financing activities	(333)	88	1,511	(10)	(755)
Effect of exchange rates on cash	(1)				2
Increase (decrease) in cash and cash equivalents	(32)	(21)	30	(181)	(247)
Cash and cash equivalents at beginning of period	141	111	111	292	539
Cash and cash equivalents at end of period	109	90	141	111	292
Parent Issuer
Condensed Consolidating Cash Flows Statements
Net cash flows from operating activities			(813)	(629)	452
Cash flows from investing activities
Capital expenditures			(26)	(15)	(6)
Proceeds from sale of a business			480	117
Purchase of other investments			(1,921)
Proceeds from sale of investments			985	21
Purchase of investments				(21)
Return of investment					33
Investments (return of capital) in equity affiliates			(169)
Net cash provided by (used in) investing activities			(651)	102	27
Cash flows from financing activities
Equity contribution					1
Borrowings (repayments) of intercompany notes			(6)	337	46
Borrowings of long-term debt			6,365
Repayments of long-term debt			(5,023)	(10)	(40)
Borrowings on long-term revolver			1,291	1,053	178
Repayments of long-term revolver			(991)	(1,053)	(860)
Debt issuance and modification fees			(132)		(34)
Other financing activities			2
Net cash provided by (used in) financing activities			1,506	327	(709)
Increase (decrease) in cash and cash equivalents			42	(200)	(230)
Cash and cash equivalents at beginning of period		49	49	249	479
Cash and cash equivalents at end of period			91	49	249
Guarantor Subsidiaries
Condensed Consolidating Cash Flows Statements
Net cash flows from operating activities	(26)	(18)	110	458	83
Cash flows from investing activities
Capital expenditures	(52)	(38)	(87)	(98)	(41)
Proceeds from sales of property and equipment	5	2	17	4	4
Payment for a business acquired			(248)	(21)
Purchase of investments				(2)
Proceeds from (payments of) intercompany notes	76	59	6	(337)	(46)
Other investing activities			1
Net cash provided by (used in) investing activities	31	(173)	(311)	(454)	(83)
Cash flows from financing activities
Equity contribution			204
Net cash provided by (used in) financing activities	(2)	204	204
Increase (decrease) in cash and cash equivalents	3	13	3	4
Cash and cash equivalents at beginning of period	15	12	12	8	8
Cash and cash equivalents at end of period	18	25	15	12	8
Non-Guarantor Subsidiaries
Condensed Consolidating Cash Flows Statements
Net cash flows from operating activities	(1)	37	73	6	16
Cash flows from investing activities
Capital expenditures	(1)		(2)	(2)	(2)
Proceeds from sale of a business		1	1	11
Purchase of debt investments		(1)	(1)
Other investing activities		(3)
Net cash provided by (used in) investing activities	(1)	(3)	(2)	9	(2)
Cash flows from financing activities
Dividend payment		(25)	(51)
Equity contribution			(35)		(33)
Borrowings on long-term revolver		7	10
Repayments of long-term revolver			(10)
Net cash provided by (used in) financing activities		(53)	(86)		(33)
Effect of exchange rates on cash	(1)				2
Increase (decrease) in cash and cash equivalents	(3)	(19)	(15)	15	(17)
Cash and cash equivalents at beginning of period	35	50	50	35	52
Cash and cash equivalents at end of period	32	31	35	50	35
Eliminations
Condensed Consolidating Cash Flows Statements
Net cash flows from operating activities		(25)	(51)
Cash flows from investing activities
Purchase of debt investments		1	1
Proceeds from (payments of) intercompany notes	(76)	(59)	(6)	337	46
Return of investment					(33)
Investments (return of capital) in equity affiliates	(2)	169	169
Net cash provided by (used in) investing activities	(78)	111	164	337	13
Cash flows from financing activities
Dividend payment		25	51
Equity contribution			(169)		33
Borrowings (repayments) of intercompany notes			6	(337)	(46)
Repayments of long-term debt		(1)	(1)
Net cash provided by (used in) financing activities	$ 78	$ (86)	$ (113)	$ (337)	$ (13)

QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Jan. 29, 2012	Oct. 30, 2011	Jul. 31, 2011	May 01, 2011	Aug. 04, 2013	Jul. 29, 2012	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
QUARTERLY FINANCIAL DATA (UNAUDITED)
Net Sales	$ 2,257,000,000	$ 1,994,000,000	$ 2,146,000,000	$ 2,059,000,000	$ 1,836,000,000	$ 1,652,000,000	$ 1,893,000,000	$ 1,875,000,000	$ 1,608,000,000	$ 4,325,000,000	$ 3,895,000,000	$ 8,035,000,000	$ 7,028,000,000	$ 6,449,000,000
Gross Profit	661,000,000	587,000,000	616,000,000	594,000,000	523,000,000	486,000,000	535,000,000	533,000,000	460,000,000	1,259,000,000	1,117,000,000	2,320,000,000	2,014,000,000	1,841,000,000
Loss from continuing operations	(72,000,000)	(714,000,000)	(53,000,000)	(56,000,000)	(376,000,000)	(167,000,000)	(119,000,000)	(108,000,000)	(169,000,000)	(203,000,000)	(432,000,000)	(1,199,000,000)	(563,000,000)	(613,000,000)
Net Income (Loss)	(72,000,000)	(713,000,000)	(50,000,000)	(56,000,000)	(360,000,000)	(173,000,000)	(105,000,000)	(101,000,000)	(164,000,000)	(203,000,000)	(416,000,000)	(1,179,000,000)	(543,000,000)	(619,000,000)
Loss on extinguishment of debt		489,000,000			220,000,000							709,000,000		5,000,000
Goodwill and other intangible asset impairment		152,000,000										152,000,000
Goodwill and other intangible asset impairment, net of tax		113,000,000
Tax impact related to losses on extinguishment of debt												$ 0

SUBSEQUENT EVENTS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended				0 Months Ended		3 Months Ended						3 Months Ended	12 Months Ended	0 Months Ended					0 Months Ended
	Feb. 03, 2013	Apr. 29, 2012	Feb. 03, 2013	Jan. 30, 2011	Aug. 04, 2013	Jan. 29, 2012	Nov. 08, 2012 Old Senior Subordinated Notes	May 15, 2012 Old Senior Subordinated Notes	Feb. 03, 2013 Old Senior Subordinated Notes	Feb. 08, 2013 Old Senior Subordinated Notes	Jan. 29, 2012 Old Senior Subordinated Notes	Aug. 04, 2013 11.5% Senior Unsecured Notes due 2020	Feb. 03, 2013 11.5% Senior Unsecured Notes due 2020	Oct. 15, 2012 11.5% Senior Unsecured Notes due 2020	May 05, 2013 Exchange Offer	Feb. 03, 2013 Exchange Offer	Feb. 15, 2013 Debt Modification Term Loan Facility	Feb. 15, 2013 Debt Modification Term Loan Facility LIBOR	Feb. 15, 2013 Debt Modification Term Loan Facility Prime	Feb. 08, 2013 Repayment of Debt Old Senior Subordinated Notes	Feb. 05, 2013 Subsequent Event Exchange Offer 11.5% Senior Unsecured Notes due 2020	Feb. 15, 2013 Subsequent Event Debt Modification Term Loan Facility	Feb. 15, 2013 Subsequent Event Debt Modification Term Loan Facility LIBOR	Feb. 15, 2013 Subsequent Event Debt Modification Term Loan Facility Prime	Feb. 08, 2013 Subsequent Event Repayment of Debt Old Senior Subordinated Notes
Subsequent event - debt redemption
Debt redeemed							$ 930	$ 1												$ 889					$ 889
Optional prepayment price percentage							103.38%	97.00%		103.38%										103.38%					103.38%
Loss on extinguishment of debt	489	220	709	5					37						220	220	5			34		2			34
Premium Payment for redeeming notes prior to maturity									31											30					30
Write-off of unamortized deferred debt cost									5						46	46	1			4					4
Deferred tax asset	42		42		3	58																			131
Percentage added to reference rate																		3.25%	2.25%			2.75%	3.25%	2.25%
Reference rate																		LIBOR	Prime				LIBOR	Prime
Interest rate floor																		1.25%					1.25%
Premium as a percentage of aggregate principal amount of debt being prepaid																	1.00%					1.00%
Financing fees																	30					30
Unamortized financing fees																	27					27
Non-deferred financing fees recorded as Other non-operating expense																						$ 1
Note issued, interest rate									13.50%	13.50%	13.50%	11.50%	11.50%	11.50%							11.50%

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Feb. 03, 2013
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

(Amounts in millions)

Accounts Receivable Allowance for Doubtful Accounts:

	Balance at Beginning of Period	Acquisition or Disposition of Business Adjustment	Charges to Expense/ (Income)	Doubtful Accounts Written Off, Net	Other Adjustments	Balance at End of Period
Fiscal Year ended:
January 30, 2011	$52	—	12	(28)	—	$36
January 29, 2012	$36	(2)	12	(14)	—	$32
February 3, 2013	$32	(3)	4	(10)	—	$23

Deferred Tax Valuation Allowances:

	Balance at Beginning of Period	Charges to Expense	Balance at End of Period
Fiscal Year ended:
January 30, 2011	$9	230	$239
January 29, 2012	$239	252	$491
February 3, 2013	$491	434	$925

SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 03, 2013	Jan. 29, 2012	Jan. 30, 2011
Accounts Receivable Allowance for Doubtful Accounts:
Movement in SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
Balance at Beginning of Period	$ 32	$ 36	$ 52
Acquisition or Disposition of Business Adjustment	(3)	(2)
Charges to Expense / (Income)	4	12	12
Doubtful Accounts Written Off, Net	(10)	(14)	(28)
Balance at End of Period	23	32	36
Deferred Tax Valuation Allowances:
Movement in SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
Balance at Beginning of Period	491	239	9
Charges to Expense / (Income)	434	252	230
Balance at End of Period	$ 925	$ 491	$ 239